UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Growth Stock Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.5%)
*	Amazon.com, Inc.	22,750	4,607
	Coach, Inc.	94,600	7,311
	Comcast Corp. - Class A	274,300	8,232
*	Delphi Automotive PLC	90,900	2,872
*	Dollar General Corp.	62,500	2,887
	The Home Depot, Inc.	109,200	5,494
	Las Vegas Sands Corp.	131,900	7,593
	Limited Brands, Inc.	97,000	4,656
	Macy’s, Inc.	70,900	2,817
	McDonald’s Corp.	37,500	3,679
	NIKE, Inc. - Class B	31,600	3,427
*	O’Reilly Automotive, Inc.	48,600	4,440
*	Priceline.com, Inc.	13,700	9,830
	Starbucks Corp.	251,200	14,039
	Viacom, Inc. - Class B	76,200	3,616

	Total		85,500

	Consumer Staples (7.2%)
	Church & Dwight Co., Inc.	84,100	4,137
	Costco Wholesale Corp.	72,200	6,556
	CVS Caremark Corp.	120,529	5,399
	The Estee Lauder Cos., Inc. - Class A	109,400	6,776
	Mead Johnson Nutrition Co.	77,800	6,417
*	Monster Beverage Corp.	72,200	4,483
	Philip Morris International, Inc.	97,200	8,613

	Total		42,381

	Energy (8.0%)
	Anadarko Petroleum Corp.	94,300	7,387
	Apache Corp.	35,400	3,556
*	Concho Resources, Inc.	37,100	3,787
	National-Oilwell Varco, Inc.	47,500	3,775
*	Oasis Petroleum, Inc.	113,000	3,484
	Occidental Petroleum Corp.	110,500	10,523
	Schlumberger, Ltd.	154,000	10,769
*	Weatherford International, Ltd.	273,600	4,129

	Total		47,410

	Financials (5.9%)
	American Express Co.	147,400	8,529
	American Tower Corp.	161,100	10,152
	The Goldman Sachs Group, Inc.	26,300	3,271
	Invesco, Ltd.	141,700	3,779

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	JPMorgan Chase & Co.	97,300	4,474
	Wells Fargo & Co.	138,000	4,711

	Total		34,916

	Health Care (10.5%)
	Agilent Technologies, Inc.	82,600	3,676
*	Alexion Pharmaceuticals, Inc.	98,200	9,119
	Allergan, Inc.	110,300	10,526
*	Celgene Corp.	103,800	8,047
*	Cerner Corp.	56,200	4,280
	Covidien PLC	80,500	4,402
*	Express Scripts, Inc.	154,100	8,349
*	Gilead Sciences, Inc.	44,500	2,174
*	Intuitive Surgical, Inc.	15,600	8,451
	UnitedHealth Group, Inc.	46,300	2,729

	Total		61,753

	Industrials (10.0%)
	The Boeing Co.	69,200	5,146
	Caterpillar, Inc.	45,300	4,825
	Cummins, Inc.	40,800	4,898
	Danaher Corp.	155,150	8,688
	Dover Corp.	117,350	7,386
	FedEx Corp.	70,650	6,497
	Honeywell International, Inc.	133,500	8,150
	Pall Corp.	25,300	1,509
	Precision Castparts Corp.	36,700	6,346
	Union Pacific Corp.	52,500	5,643

	Total		59,088

	Information Technology (34.6%)
*	Apple, Inc.	85,100	51,015
	Avago Technologies, Ltd.	105,900	4,127
*	Baidu, Inc., ADR	45,300	6,603
	Broadcom Corp. - Class A	179,750	7,064
	Cisco Systems, Inc.	279,000	5,901
*	Citrix Systems, Inc.	65,700	5,184
*	Cognizant Technology Solutions Corp. - Class A	103,100	7,934
*	EMC Corp.	369,200	11,032
*	F5 Networks, Inc.	25,200	3,401
*	Freescale Semiconductor Holdings I, Ltd.	296,000	4,555
*	Google, Inc. - Class A	29,842	19,136
	International Business Machines Corp.	43,200	9,014
*	Juniper Networks, Inc.	323,900	7,411
	MasterCard, Inc. - Class A	33,000	13,878
	Microsoft Corp.	208,800	6,734
	Oracle Corp.	375,700	10,955

	Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Qualcomm, Inc.	260,500	17,719
*	Salesforce.com, Inc.	13,600	2,101
*	SanDisk Corp.	29,800	1,478
*	VeriFone Systems, Inc.	58,000	3,009
*	VMware, Inc. - Class A	50,400	5,663

	Total		203,914

	Materials (5.5%)
	Celanese Corp.	70,400	3,251
	CF Industries Holdings, Inc.	16,000	2,922
	Cliffs Natural Resources, Inc.	67,300	4,661
	HudBay Minerals, Inc.	318,200	3,488
	Monsanto Co.	132,581	10,575
	Praxair, Inc.	68,300	7,830

	Total		32,727

	Total Common Stocks
	(Cost: $430,544)		567,689

	Investment Companies (0.7%)

	Investment Companies (0.7%)
*	SPDR S&P Biotech	52,100	4,188

	Total Investment Companies
	(Cost: $3,821)		4,188

	Short-Term Investments (3.5%)

	Federal Government & Agencies (0.2%)
(b)	Federal Home Loan Bank, 0.10%, 5/2/12	1,000,000	1,000

	Total		1,000

	Finance Services (0.8%)
	Govco LLC, 0.33%, 5/11/12	5,000,000	4,998

	Total		4,998

	Oil and Gas (0.9%)
	Devon Energy Corp., 0.29%, 4/11/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.8%)
	Darden Restaurants, Inc., 0.27%, 4/2/12	4,600,000	4,600

	Total		4,600

Growth Stock Portfolio

Short-Term Investments (3.5%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (0.8%)
Sheffield Receivables Corp., 0.17%, 5/8/12	5,000,000	4,999

Total		4,999

Total Short-Term Investments
(Cost: $20,597)		20,597

Total Investments (100.4%)
(Cost: $454,962)(a)		592,474

Other Assets, Less
Liabilities (-0.4%)		(2,645)

Net Assets (100.0%)		589,829

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $454,962 and the net unrealized appreciation of investments based on that cost was $137,512 which is comprised of $140,755 aggregate gross unrealized appreciation and $3,243 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2012, $7,440)	107	6/12	$67

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$567,689	$—	$—
Investment Companies	4,188	—	—
Short-Term Investments	—	20,597	—
Other Financial Instruments^
Futures	67	—	—
Total	$571,944	$20,597	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (21.9%)
*	Amazon.com, Inc.	33,260	6,735
	Compagnie Financiere Richemont SA, ADR	1,371,845	8,533
	Ford Motor Co.	715,830	8,941
	Limited Brands, Inc.	343,120	16,470
	Marriott International, Inc. - Class A	241,215	9,130
*	MGM Resorts International	524,519	7,144
	News Corp. - Class A	831,965	16,381
	NIKE, Inc. - Class B	53,255	5,775

	Total		79,109

	Financials (1.4%)
	Prudential PLC, ADR	214,072	5,144

	Total		5,144

	Health Care (17.5%)
*	Celgene Corp.	325,420	25,227
*	Express Scripts, Inc.	189,980	10,293
*	Intuitive Surgical, Inc.	4,505	2,441
*	Medco Health Solutions, Inc.	287,652	20,222
*	Vertex Pharmaceuticals, Inc.	120,008	4,921

	Total		63,104

	Industrials (15.9%)
	C.H. Robinson Worldwide, Inc.	104,365	6,835
	FANUC Corp., ADR	557,345	16,620
	Iron Mountain, Inc.	194,385	5,598
	Precision Castparts Corp.	86,565	14,967
	United Parcel Service, Inc. - Class B	169,220	13,660

	Total		57,680

	Information Technology (31.0%)
	Amphenol Corp. - Class A	77,670	4,642
*	Apple, Inc.	68,254	40,916
*	eBay, Inc.	603,841	22,276
*	EMC Corp.	510,295	15,248
	MasterCard, Inc. - Class A	8,565	3,602
	Microsoft Corp.	400,805	12,926
	Oracle Corp.	320,260	9,339
	TE Connectivity, Ltd.	82,680	3,038

	Total		111,987

	Materials (3.7%)
*	Ivanhoe Mines, Ltd.	848,207	13,351

	Total		13,351

	Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (3.1%)
*	Crown Castle International Corp.	212,085	11,312

	Total		11,312

	Total Common Stocks
	(Cost: $251,169)		341,687

	Short-Term Investments (2.2%)

	Finance Services (2.2%)
	Nieuw Amsterdam Receivables Corp., 0.10%, 4/2/12	7,900,000	7,900

	Total Short-Term Investments
	(Cost: $7,900)		7,900

	Total Investments (96.7%)
	(Cost: $259,069)(a)		349,587

	Other Assets, Less
	Liabilities (3.3%)		11,919

	Net Assets (100.0%)		361,506

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $259,069 and the net unrealized appreciation of investments based on that cost was $90,518 which is comprised of $94,063 aggregate gross unrealized appreciation and $3,545 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$341,687	$—	$—
Short-Term Investments	—	7,900	—
Total	$341,687	$7,900	$—

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.3%)
	Coach, Inc.	39,000	3,014
	Comcast Corp. - Class A	218,500	6,557
*	Dollar General Corp.	44,000	2,033
	The Home Depot, Inc.	107,300	5,398
	Las Vegas Sands Corp.	32,200	1,854
	Limited Brands, Inc.	59,400	2,851
	Macy’s, Inc.	51,400	2,042
	Marriott International, Inc. - Class A	73,800	2,793
	McDonald’s Corp.	47,200	4,630
	News Corp. - Class A	269,200	5,301
	Viacom, Inc. - Class B	55,300	2,625

	Total		39,098

	Consumer Staples (9.9%)
	Beam, Inc.	60,900	3,567
	Church & Dwight Co., Inc.	73,800	3,630
	Costco Wholesale Corp.	44,000	3,995
	CVS Caremark Corp.	101,422	4,544
	The Estee Lauder Cos., Inc. - Class A	77,000	4,770
	Mead Johnson Nutrition Co.	50,500	4,165
*	Monster Beverage Corp.	26,000	1,614
	Philip Morris International, Inc.	96,400	8,542
	The Procter & Gamble Co.	104,200	7,003

	Total		41,830

	Energy (11.7%)
	Anadarko Petroleum Corp.	63,100	4,943
	Apache Corp.	19,600	1,969
	Chevron Corp.	64,800	6,949
	Exxon Mobil Corp.	181,249	15,720
	National-Oilwell Varco, Inc.	22,700	1,804
	Occidental Petroleum Corp.	65,700	6,256
	Schlumberger, Ltd.	87,300	6,105
*	Weatherford International, Ltd.	175,900	2,654
*	Whiting Petroleum Corp.	51,100	2,775

	Total		49,175

	Financials (14.0%)
	American Express Co.	86,700	5,016
	American Tower Corp.	91,500	5,766
	Citigroup, Inc.	201,080	7,350
	The Goldman Sachs Group, Inc.	50,600	6,293
	Invesco, Ltd.	156,700	4,179
	JPMorgan Chase & Co.	230,796	10,612
	KeyCorp	147,800	1,256

	Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	MetLife, Inc.	104,900	3,918
	PNC Financial Services Group, Inc.	57,430	3,704
	The Travelers Cos., Inc.	26,800	1,587
	Wells Fargo & Co.	274,600	9,375

	Total		59,056

	Health Care (11.3%)
	Agilent Technologies, Inc.	55,100	2,453
*	Alexion Pharmaceuticals, Inc.	40,800	3,789
	Allergan, Inc.	45,700	4,361
	Bristol-Myers Squibb Co.	205,900	6,949
*	Celgene Corp.	38,795	3,007
*	Cerner Corp.	29,600	2,254
	Covidien PLC	63,900	3,494
*	Express Scripts, Inc.	72,400	3,923
*	Gilead Sciences, Inc.	31,600	1,544
*	Intuitive Surgical, Inc.	5,000	2,709
	Pfizer, Inc.	401,300	9,093
	UnitedHealth Group, Inc.	65,400	3,855

	Total		47,431

	Industrials (10.2%)
	The Boeing Co.	58,900	4,380
	Caterpillar, Inc.	31,900	3,398
	CSX Corp.	100,300	2,158
	Cummins, Inc.	28,700	3,445
	Danaher Corp.	82,959	4,646
	Dover Corp.	78,250	4,925
	FedEx Corp.	52,550	4,833
	Honeywell International, Inc.	105,750	6,456
	Pall Corp.	18,100	1,079
	Precision Castparts Corp.	11,800	2,040
	Union Pacific Corp.	28,600	3,074
	United Technologies Corp.	29,800	2,472

	Total		42,906

	Information Technology (21.4%)
*	Apple, Inc.	34,800	20,862
	Avago Technologies, Ltd.	55,400	2,159
	Broadcom Corp. - Class A	94,700	3,722
	Cisco Systems, Inc.	292,600	6,188
*	Cognizant Technology Solutions Corp. - Class A	44,500	3,424
*	EMC Corp.	105,700	3,158
*	Freescale Semiconductor Holdings I, Ltd.	234,800	3,614
*	Google, Inc. - Class A	12,300	7,887
	International Business Machines Corp.	42,700	8,909
*	Juniper Networks, Inc.	194,700	4,455
	MasterCard, Inc. - Class A	12,300	5,173

	Common Stocks (95.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Microsoft Corp.	284,700	9,182
	Oracle Corp.	161,300	4,703
	Qualcomm, Inc.	93,300	6,346

	Total		89,782

	Materials (4.4%)
	Celanese Corp.	62,300	2,877
	Cliffs Natural Resources, Inc.	45,600	3,158
	Hudbay Minerals, Inc.	195,400	2,142
	Monsanto Co.	71,100	5,671
	Praxair, Inc.	40,100	4,597

	Total		18,445

	Telecommunication Services (1.0%)
	Vodafone Group PLC, ADR	146,000	4,040

	Total		4,040

	Utilities (2.3%)
	American Electric Power Co., Inc.	72,300	2,789
	American Water Works Co., Inc.	201,900	6,871

	Total		9,660

	Total Common Stocks
	(Cost: $327,085)		401,423

	Investment Companies (0.5%)

	Investment Companies (0.5%)
*	SPDR S&P Biotech	25,200	2,026

	Total Investment Companies
	(Cost: $1,811)		2,026

	Short-Term Investments (4.3%)

	Electronics (1.2%)
	Emerson Electric Co., 0.10%, 4/19/12	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.10%, 5/2/12	2,000,000	2,000

	Total		2,000

	Restaurants (1.4%)
	Darden Restaurants, Inc., 0.27%, 4/2/12	6,000,000	6,000

	Total		6,000

Large Cap Core Stock Portfolio

Short-Term Investments (4.3%)	Shares/ $ Par	Value $ (000’s)

Retail Stores (1.2%)
Wal-mart Stores, Inc., 0.10%, 4/30/12	5,000,000	4,999

Total		4,999

Total Short-Term Investments
(Cost: $17,999)		17,999

Total Investments (100.3%)
(Cost: $346,895)(a)		421,448

Other Assets, Less
Liabilities (-0.3%)		(1,401)

Net Assets (100.0%)		420,047

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $346,895 and the net unrealized appreciation of investments based on that cost was $74,553 which is comprised of $77,951 aggregate gross unrealized appreciation and $3,398 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2012, $8,413)	121	6/12	$76

Large Cap Core Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:	$401,423	$—	$—
Common Stocks	2,026	—	—
Investment Companies	—	17,999	—
Short-Term Investments
Other Financial Instruments^
Futures	76	—	—
Total	$403,525	$17,999	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.6%)
*	Aeropostale, Inc.	6,100	132
	Carnival Corp.	29,200	937
	CBS Corp. - Class B	23,200	787
	Coach, Inc.	4,800	371
	Comcast Corp. - Class A	68,300	2,050
*	DreamWorks Animation SKG, Inc. - Class A	22,400	413
	Gannett Co., Inc.	64,000	981
	The Home Depot, Inc.	26,300	1,323
	Lowe’s Cos., Inc.	13,000	408
*	Lululemon Athletica, Inc.	3,000	224
*	Michael Kors Holdings, Ltd.	3,800	177
	NIKE, Inc. - Class B	2,500	271
*	NVR, Inc.	950	690
	Scripps Networks Interactive - Class A	10,900	531
	Signet Jewelers, Ltd.	15,700	742
	Target Corp.	8,500	495
	Tiffany & Co.	11,700	809
	Time Warner Cable, Inc.	7,543	615
	Viacom, Inc. - Class B	1,800	85

	Total		12,041

	Consumer Staples (3.2%)
	Costco Wholesale Corp.	1,400	127
	Kraft Foods, Inc. - Class A	8,700	331
	PepsiCo, Inc.	5,300	352
	Philip Morris International, Inc.	19,000	1,683

	Total		2,493

	Energy (15.1%)
	Anadarko Petroleum Corp.	6,400	501
	Baker Hughes, Inc.	7,100	298
	Cenovus Energy, Inc.	25,300	909
	Chevron Corp.	6,300	676
*	Cobalt International Energy, Inc.	20,400	613
*	Dril-Quip, Inc.	4,600	299
	Encana Corp.	14,700	289
	ENSCO International PLC, ADR	8,100	429
	Halliburton Co.	48,500	1,610
	Noble Energy, Inc.	12,500	1,222
	Royal Dutch Shell PLC - Class A, ADR	16,300	1,143
	Royal Dutch Shell PLC - Class B, ADR	1,700	120
	Schlumberger, Ltd.	22,200	1,553
	TransCanada Corp.	21,800	937
*	Weatherford International, Ltd.	70,000	1,056

	Total		11,655

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Financials (14.5%)
	ACE, Ltd.	11,100	812
	Aflac, Inc.	13,000	598
	The Allstate Corp.	38,700	1,274
	American Tower, Inc.	24,300	1,531
	Aon Corp.	9,700	476
	BB&T Corp.	21,100	662
*	Berkshire Hathaway, Inc. - Class A	1	122
*	Berkshire Hathaway, Inc. - Class B	4,100	333
	BlackRock, Inc.	2,000	410
	The Charles Schwab Corp.	25,300	364
	The Goldman Sachs Group, Inc.	13,500	1,679
	JPMorgan Chase & Co.	15,900	731
	Marsh & McLennan Cos., Inc.	13,900	456
	NYSE Euronext	3,800	114
	The Progressive Corp.	21,400	496
	Ventas, Inc.	5,100	291
	Wells Fargo & Co.	13,900	475
	Weyerhaeuser Co.	15,808	346

	Total		11,170

	Health Care (10.6%)
	Allergan, Inc.	9,100	868
*	AMERIGROUP Corp.	14,700	989
*	Boston Scientific Corp.	79,100	473
	Bristol-Myers Squibb Co.	9,400	317
*	Centene Corp.	5,300	260
*	Cerner Corp.	10,600	807
*	Express Scripts, Inc.	17,200	932
*	Gilead Sciences, Inc.	34,100	1,666
*	Mettler-Toledo International, Inc.	800	148
*	Seattle Genetics, Inc.	33,200	677
	Shire PLC, ADR	9,600	910
	Universal Health Services, Inc. - Class B	3,900	163

	Total		8,210

	Industrials (9.5%)
	The Boeing Co.	3,400	253
	Caterpillar, Inc.	5,600	597
	Danaher Corp.	13,900	778
	Eaton Corp.	20,700	1,031
	Emerson Electric Co.	6,400	334
	General Electric Co.	25,400	510
	Iron Mountain, Inc.	28,800	829
*	Jacobs Engineering Group, Inc.	8,900	395
*	Nielsen Holdings N.V.	7,200	217
	Norfolk Southern Corp.	8,600	566
*	Polypore International, Inc.	1,100	39
	Republic Services, Inc.	28,800	880

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Stanley Black & Decker, Inc.	1,500	115
	United Technologies Corp.	9,400	780

	Total		7,324

	Information Technology (20.4%)
	Accenture PLC - Class A	14,000	903
*	Apple, Inc.	3,880	2,326
	Broadcom Corp. - Class A	39,100	1,537
*	Equinix, Inc.	3,100	488
*	First Solar, Inc.	7,100	178
*	Flextronics International, Ltd.	75,700	547
*	Freescale Semiconductor Holdings I, Ltd.	14,900	229
*	Google, Inc. - Class A	3,070	1,969
	Hewlett-Packard Co.	8,600	205
	International Business Machines Corp.	2,900	605
	Jabil Circuit, Inc.	9,900	249
	Jack Henry & Associates, Inc.	17,800	607
*	Juniper Networks, Inc.	38,400	879
	KLA-Tencor Corp.	5,700	310
	Microchip Technology, Inc.	4,600	171
	Microsoft Corp.	19,800	638
	Oracle Corp.	36,600	1,067
	Qualcomm, Inc.	13,800	939
	TE Connectivity, Ltd.	7,200	265
*	Vantiv, Inc. - Class A	22,800	447
	Visa, Inc. - Class A	10,000	1,180

	Total		15,739

	Materials (6.7%)
	Air Products and Chemicals, Inc.	8,100	744
	Allegheny Technologies, Inc.	29,200	1,202
	Barrick Gold Corp.	11,600	504
	Cliffs Natural Resources, Inc.	6,000	416
	The Dow Chemical Co.	6,500	225
	FMC Corp.	1,200	127
	Freeport-McMoRan Copper & Gold, Inc.	3,600	137
	LyondellBasell Industries NV - Class A	16,000	699
	Monsanto Co.	11,000	877
	Nucor Corp.	6,100	262

	Total		5,193

	Telecommunication Services (0.3%)
	CenturyLink, Inc.	6,800	263

	Total		263

Large Cap Blend Portfolio

Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.8%)
Edison International	4,800	204
PG&E Corp.	8,700	378
PPL Corp.	2,500	70

Total		652

Total Common Stocks
(Cost: $62,255)		74,740

Short-Term Investments (3.2%)

Other Holdings (3.2%)
JPMorgan U.S. Government Money Market Fund	1,223,053	1,223
JPMorgan U.S. Treasury Plus Money Market Fund	1,223,053	1,223

Total		2,446

Total Short-Term Investments
(Cost: $2,446)		2,446

Total Investments (99.9%)
(Cost: $64,701)(a)		77,186

Other Assets, Less
Liabilities (0.1%)		100

Net Assets (100.0%)		77,286

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $64,701 and the net unrealized appreciation of investments based on that cost was $12,485 which is comprised of $14,051 aggregate gross unrealized appreciation and $1,566 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$74,740	$—	$—
Short-Term Investments	—	2,446	—
Total	$74,740	$2,446	$—

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.8%)
	Abercrombie & Fitch Co. - Class A	11,600	575
*	Amazon.com, Inc.	49,300	9,984
*	Apollo Group, Inc. - Class A	15,200	587
*	AutoNation, Inc.	6,129	210
*	AutoZone, Inc.	3,725	1,385
*	Bed Bath & Beyond, Inc.	32,100	2,111
	Best Buy Co., Inc.	38,475	911
*	Big Lots, Inc.	8,900	383
*	BorgWarner, Inc.	14,800	1,248
	Cablevision Systems Corp. - Class A	29,400	432
*	CarMax, Inc.	30,700	1,064
	Carnival Corp.	61,409	1,970
	CBS Corp. - Class B	88,024	2,985
*	Chipotle Mexican Grill, Inc.	4,200	1,756
	Coach, Inc.	39,000	3,014
	Comcast Corp. - Class A	365,505	10,969
	D.R. Horton, Inc.	37,800	573
	Darden Restaurants, Inc.	17,450	893
	DeVry, Inc.	8,100	274
*	DIRECTV - Class A	91,700	4,524
*	Discovery Communications, Inc. - Class A	35,000	1,771
*	Dollar Tree, Inc.	16,100	1,521
	Expedia, Inc.	12,850	430
	Family Dollar Stores, Inc.	16,000	1,013
	Ford Motor Co.	515,165	6,434
	GameStop Corp. - Class A	18,500	404
	Gannett Co., Inc.	32,150	493
	The Gap, Inc.	44,975	1,176
	Genuine Parts Co.	21,100	1,324
*	The Goodyear Tire & Rubber Co.	33,100	371
	H&R Block, Inc.	39,700	654
	Harley-Davidson, Inc.	31,000	1,521
	Harman International Industries, Inc.	9,500	445
	Hasbro, Inc.	15,725	577
	The Home Depot, Inc.	208,900	10,510
	International Game Technology	40,300	677
	The Interpublic Group of Cos., Inc.	60,500	690
	J.C. Penney Co., Inc.	19,650	696
	Johnson Controls, Inc.	92,300	2,998
	Kohl’s Corp.	34,367	1,719
	Leggett & Platt, Inc.	18,933	436
	Lennar Corp. - Class A	22,000	598
	Limited Brands, Inc.	33,387	1,603
	Lowe’s Cos., Inc.	168,200	5,278
	Macy’s, Inc.	56,146	2,231

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Marriott International, Inc. - Class A	36,156	1,369
	Mattel, Inc.	45,988	1,548
	McDonald’s Corp.	138,078	13,545
	The McGraw-Hill Cos., Inc.	37,720	1,828
*	NetFlix, Inc.	7,500	863
	Newell Rubbermaid, Inc.	39,092	696
	News Corp. - Class A	291,700	5,744
	NIKE, Inc. - Class B	49,800	5,400
	Nordstrom, Inc.	21,634	1,205
	Omnicom Group, Inc.	37,000	1,874
*	O’Reilly Automotive, Inc.	17,300	1,580
*	Priceline.com, Inc.	6,700	4,807
*	PulteGroup, Inc.	45,635	404
	Ralph Lauren Corp.	8,800	1,534
	Ross Stores, Inc.	31,000	1,801
	Scripps Networks Interactive - Class A	12,900	628
*	Sears Holdings Corp.	5,180	343
	Staples, Inc.	94,050	1,522
	Starbucks Corp.	102,100	5,706
	Starwood Hotels & Resorts Worldwide, Inc.	26,600	1,501
	Target Corp.	91,057	5,306
	Tiffany & Co.	17,167	1,187
	Time Warner Cable, Inc.	42,592	3,471
	Time Warner, Inc.	131,433	4,962
	The TJX Cos., Inc.	102,200	4,058
*	TripAdvisor, Inc.	12,850	458
*	Urban Outfitters, Inc.	15,000	437
	VF Corp.	11,857	1,731
	Viacom, Inc. - Class B	73,224	3,475
	The Walt Disney Co.	242,957	10,637
	The Washington Post Co. - Class B	700	262
	Whirlpool Corp.	10,344	795
	Wyndham Worldwide Corp.	19,786	920
	Wynn Resorts, Ltd.	10,800	1,349
	Yum! Brands, Inc.	62,360	4,439

	Total		188,803

	Consumer Staples (10.7%)
	Altria Group, Inc.	277,322	8,561
	Archer-Daniels-Midland Co.	89,703	2,840
	Avon Products, Inc.	58,400	1,131
	Beam, Inc.	21,267	1,246
	Brown-Forman Corp. - Class B	13,422	1,119
	Campbell Soup Co.	24,222	820
	The Clorox Co.	17,550	1,206
	The Coca-Cola Co.	306,775	22,704
	Coca-Cola Enterprises, Inc.	40,700	1,164

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Colgate-Palmolive Co.	65,022	6,358
	ConAgra Foods, Inc.	55,967	1,470
*	Constellation Brands, Inc. - Class A	23,300	550
	Costco Wholesale Corp.	58,964	5,354
	CVS Caremark Corp.	176,561	7,910
*	Dean Foods Co.	25,000	303
	Dr. Pepper Snapple Group, Inc.	28,700	1,154
	The Estee Lauder Cos., Inc. - Class A	30,500	1,889
	General Mills, Inc.	87,334	3,445
	H.J. Heinz Co.	43,317	2,320
	The Hershey Co.	20,800	1,276
	Hormel Foods Corp.	18,600	549
	The J.M. Smucker Co.	15,400	1,253
	Kellogg Co.	33,357	1,789
	Kimberly-Clark Corp.	53,356	3,942
	Kraft Foods, Inc. - Class A	239,696	9,111
	The Kroger Co.	77,905	1,888
	Lorillard, Inc.	17,846	2,311
	McCormick & Co., Inc.	18,000	980
	Mead Johnson Nutrition Co.	27,631	2,279
	Molson Coors Brewing Co. - Class B	21,300	964
	PepsiCo, Inc.	212,925	14,128
	Philip Morris International, Inc.	233,422	20,683
	The Procter & Gamble Co.	373,364	25,094
	Reynolds American, Inc.	45,300	1,877
	Safeway, Inc.	36,300	734
	Sara Lee Corp.	80,235	1,727
	SUPERVALU, INC.	28,770	164
	Sysco Corp.	79,225	2,366
	Tyson Foods, Inc. - Class A	39,500	756
	Walgreen Co.	118,346	3,963
	Wal-Mart Stores, Inc.	236,700	14,486
	Whole Foods Market, Inc.	22,000	1,830

	Total		185,694

	Energy (11.1%)
*	Alpha Natural Resources, Inc.	29,855	454
	Anadarko Petroleum Corp.	67,524	5,290
	Apache Corp.	52,046	5,227
	Baker Hughes, Inc.	59,264	2,486
	Cabot Oil & Gas Corp.	28,400	885
*	Cameron International Corp.	33,400	1,765
	Chesapeake Energy Corp.	89,800	2,081

Index 500 Stock Portfolio

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Chevron Corp.	267,914	28,731
	ConocoPhillips	173,438	13,183
	CONSOL Energy, Inc.	30,800	1,050
*	Denbury Resources, Inc.	52,900	964
	Devon Energy Corp.	54,800	3,897
	Diamond Offshore Drilling, Inc.	9,400	627
	El Paso Corp.	104,771	3,096
	EOG Resources, Inc.	36,520	4,057
	EQT Corp.	20,300	979
	Exxon Mobil Corp.	638,801	55,403
*	FMC Technologies, Inc.	32,400	1,634
	Halliburton Co.	125,138	4,153
	Helmerich & Payne, Inc.	14,600	788
	Hess Corp.	41,000	2,417
	Marathon Oil Corp.	95,366	3,023
	Marathon Petroleum Corp.	47,133	2,044
	Murphy Oil Corp.	26,300	1,480
*	Nabors Industries, Ltd.	39,100	684
	National-Oilwell Varco, Inc.	57,500	4,570
*	Newfield Exploration Co.	18,000	624
	Noble Corp.	34,200	1,281
	Noble Energy, Inc.	24,000	2,347
	Occidental Petroleum Corp.	109,940	10,470
	Peabody Energy Corp.	36,900	1,069
	Pioneer Natural Resources Co.	16,700	1,864
	QEP Resources, Inc.	24,100	735
	Range Resources Corp.	21,400	1,244
*	Rowan Cos., Inc.	16,750	552
	Schlumberger, Ltd.	180,784	12,642
*	Southwestern Energy Co.	47,300	1,447
	Spectra Energy Corp.	88,236	2,784
	Sunoco, Inc.	14,500	553
*	Tesoro Corp.	18,800	505
	Valero Energy Corp.	75,200	1,938
	The Williams Companies, Inc.	80,300	2,474
*	WPX Energy, Inc.	26,900	484

	Total		193,981

	Financials (14.7%)
	ACE, Ltd.	45,700	3,345
	Aflac, Inc.	63,350	2,914
	The Allstate Corp.	67,528	2,223
	American Express Co.	137,575	7,960
*	American International Group, Inc.	72,891	2,247
	American Tower Corp.	53,400	3,365
	Ameriprise Financial, Inc.	30,055	1,717
	Aon Corp.	44,100	2,164
	Apartment Investment & Management Co. - Class A	16,456	435
	Assurant, Inc.	11,900	482
	AvalonBay Communities, Inc.	12,873	1,820

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Bank of America Corp.	1,454,696	13,921
	The Bank of New York Mellon Corp.	163,263	3,940
	BB&T Corp.	94,500	2,966
*	Berkshire Hathaway, Inc. - Class B	238,266	19,335
	BlackRock, Inc.	13,600	2,787
	Boston Properties, Inc.	20,100	2,110
	Capital One Financial Corp.	75,029	4,182
*	CBRE Group, Inc.	44,500	888
	The Charles Schwab Corp.	146,511	2,105
	The Chubb Corp.	36,700	2,536
	Cincinnati Financial Corp.	21,975	758
	Citigroup, Inc.	396,964	14,509
	CME Group, Inc.	9,000	2,604
	Comerica, Inc.	26,750	866
	Discover Financial Services	71,856	2,396
*	E*TRADE Financial Corp.	34,460	377
	Equity Residential	40,700	2,549
	Federated Investors, Inc. - Class B	12,500	280
	Fifth Third Bancorp	124,634	1,751
	First Horizon National Corp.	34,766	361
	Franklin Resources, Inc.	19,350	2,400
*	Genworth Financial, Inc. - Class A	66,600	554
	The Goldman Sachs Group, Inc.	67,100	8,345
	The Hartford Financial Services Group, Inc.	59,650	1,257
	HCP, Inc.	55,500	2,190
	Health Care REIT, Inc.	28,500	1,566
	Host Hotels & Resorts, Inc.	95,894	1,575
	Hudson City Bancorp, Inc.	71,500	523
	Huntington Bancshares, Inc.	117,142	756
*	IntercontinentalExchange, Inc.	9,800	1,347
	Invesco, Ltd.	60,500	1,614
	JPMorgan Chase & Co.	517,429	23,791
	KeyCorp	129,175	1,098
	Kimco Realty Corp.	55,200	1,063
	Legg Mason, Inc.	16,900	472
	Leucadia National Corp.	26,900	702
	Lincoln National Corp.	39,530	1,042
	Loews Corp.	41,421	1,651
	M&T Bank Corp.	17,100	1,486
	Marsh & McLennan Cos., Inc.	73,680	2,416
	MetLife, Inc.	143,674	5,366
	Moody’s Corp.	26,550	1,118
	Morgan Stanley	206,513	4,056

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	The NASDAQ OMX Group, Inc.	16,900	438
	Northern Trust Corp.	32,650	1,549
	NYSE Euronext	35,000	1,050
	People’s United Financial, Inc.	48,700	645
	Plum Creek Timber Co., Inc.	21,900	910
	PNC Financial Services Group, Inc.	71,489	4,610
	Principal Financial Group, Inc.	40,900	1,207
	The Progressive Corp.	82,900	1,922
	Prologis, Inc.	62,197	2,240
	Prudential Financial, Inc.	63,700	4,038
	Public Storage	19,300	2,667
	Regions Financial Corp.	170,790	1,126
	Simon Property Group, Inc.	41,536	6,051
	SLM Corp.	69,042	1,088
	State Street Corp.	66,100	3,008
	SunTrust Banks, Inc.	72,133	1,743
	T. Rowe Price Group, Inc.	34,400	2,246
	Torchmark Corp.	13,575	677
	The Travelers Cos., Inc.	53,310	3,156
	U.S. Bancorp	259,021	8,206
	Unum Group	39,431	965
	Ventas, Inc.	39,200	2,238
	Vornado Realty Trust	25,074	2,111
	Wells Fargo & Co.	714,731	24,401
	XL Group PLC	42,800	928
	Zions Bancorporation	25,000	537

	Total		256,038

	Health Care (11.3%)
	Abbott Laboratories	213,150	13,064
	Aetna, Inc.	47,508	2,383
	Agilent Technologies, Inc.	47,137	2,098
	Allergan, Inc.	41,234	3,935
	AmerisourceBergen Corp.	34,900	1,385
	Amgen, Inc.	107,243	7,291
	Baxter International, Inc.	76,000	4,543
	Becton, Dickinson and Co.	28,450	2,209
*	Biogen Idec, Inc.	32,390	4,080
*	Boston Scientific Corp.	196,722	1,176
	Bristol-Myers Squibb Co.	228,813	7,722
	C.R. Bard, Inc.	11,400	1,125
	Cardinal Health, Inc.	46,825	2,019
*	CareFusion Corp.	30,512	791
*	Celgene Corp.	59,500	4,612
*	Cerner Corp.	19,800	1,508
	CIGNA Corp.	38,787	1,910
	Coventry Health Care, Inc.	19,100	679
	Covidien PLC	65,500	3,582
*	DaVita, Inc.	12,700	1,145

Index 500 Stock Portfolio

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	DENTSPLY International, Inc.	19,300	775
*	Edwards Lifesciences Corp.	15,600	1,135
	Eli Lilly and Co.	138,406	5,574
*	Express Scripts, Inc.	65,700	3,560
*	Forest Laboratories, Inc.	35,966	1,248
*	Gilead Sciences, Inc.	102,600	5,012
*	Hospira, Inc.	22,365	836
	Humana, Inc.	22,200	2,053
*	Intuitive Surgical, Inc.	5,300	2,871
	Johnson & Johnson	372,037	24,540
*	Laboratory Corp. of America Holdings	13,200	1,208
*	Life Technologies Corp.	24,180	1,180
	McKesson Corp.	33,405	2,932
*	Medco Health Solutions, Inc.	52,644	3,701
	Medtronic, Inc.	141,000	5,526
	Merck & Co., Inc.	412,583	15,843
*	Mylan, Inc.	57,900	1,358
	Patterson Cos., Inc.	11,900	397
	PerkinElmer, Inc.	15,400	426
	Perrigo Co.	12,600	1,302
	Pfizer, Inc.	1,021,792	23,154
	Quest Diagnostics, Inc.	21,500	1,315
	St. Jude Medical, Inc.	43,400	1,923
	Stryker Corp.	43,900	2,436
*	Tenet Healthcare Corp.	55,550	295
	Thermo Fisher Scientific, Inc.	49,600	2,796
	UnitedHealth Group, Inc.	141,644	8,349
*	Varian Medical Systems, Inc.	15,300	1,055
*	Waters Corp.	12,100	1,121
*	Watson Pharmaceuticals, Inc.	17,200	1,153
	WellPoint, Inc.	45,400	3,351
	Zimmer Holdings, Inc.	24,137	1,552

	Total		197,234

	Industrials (10.5%)
	3M Co.	94,176	8,402
	Avery Dennison Corp.	14,450	435
	The Boeing Co.	101,076	7,517
	C.H. Robinson Worldwide, Inc.	22,100	1,447
	Caterpillar, Inc.	87,776	9,350
	Cintas Corp.	14,933	584
	Cooper Industries PLC	21,500	1,375
	CSX Corp.	142,600	3,069
	Cummins, Inc.	26,000	3,121
	Danaher Corp.	77,500	4,340
	Deere & Co.	54,420	4,403
	Dover Corp.	24,867	1,565
	The Dun & Bradstreet Corp.	6,500	551
	Eaton Corp.	45,400	2,262
	Emerson Electric Co.	99,500	5,192
	Equifax, Inc.	16,200	717

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Expeditors International of Washington, Inc.	28,700	1,335
	Fastenal Co.	40,000	2,164
	FedEx Corp.	42,620	3,919
	Flowserve Corp.	7,400	855
	Fluor Corp.	22,900	1,375
	General Dynamics Corp.	48,400	3,552
	General Electric Co.	1,434,206	28,785
	Goodrich Corp.	17,100	2,145
	Honeywell International, Inc.	105,050	6,413
	Illinois Tool Works, Inc.	65,600	3,747
	Ingersoll-Rand PLC	40,300	1,667
	Iron Mountain, Inc.	23,200	668
*	Jacobs Engineering Group, Inc.	17,400	772
	Joy Global, Inc.	14,300	1,051
	L-3 Communications Holdings, Inc.	13,400	948
	Lockheed Martin Corp.	36,108	3,245
	Masco Corp.	48,400	647
	Norfolk Southern Corp.	44,757	2,946
	Northrop Grumman Corp.	34,220	2,090
	PACCAR, Inc.	48,415	2,267
	Pall Corp.	15,650	933
	Parker Hannifin Corp.	20,412	1,726
	Pitney Bowes, Inc.	27,037	475
	Precision Castparts Corp.	19,700	3,406
*	Quanta Services, Inc.	28,600	598
	R.R. Donnelley & Sons Co.	24,234	300
	Raytheon Co.	46,100	2,433
	Republic Services, Inc.	42,607	1,302
	Robert Half International, Inc.	19,240	583
	Rockwell Automation, Inc.	19,350	1,542
	Rockwell Collins, Inc.	20,150	1,160
	Roper Industries, Inc.	13,100	1,299
	Ryder System, Inc.	6,900	364
	Snap-on, Inc.	7,917	483
	Southwest Airlines Co.	104,767	863
	Stanley Black & Decker, Inc.	22,942	1,766
*	Stericycle, Inc.	11,500	962
	Textron, Inc.	37,900	1,055
	Tyco International, Ltd.	62,500	3,511
	Union Pacific Corp.	65,020	6,988
	United Parcel Service, Inc. - Class B	129,900	10,486
	United Technologies Corp.	123,334	10,229
	W.W. Grainger, Inc.	8,300	1,783
	Waste Management, Inc.	62,585	2,188
	Xylem, Inc.	25,000	694

	Total		182,050

	Information Technology (20.3%)
	Accenture PLC - Class A	87,700	5,657
*	Adobe Systems, Inc.	66,950	2,297

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Advanced Micro Devices, Inc.	79,500	638
*	Akamai Technologies, Inc.	24,100	885
	Altera Corp.	43,711	1,741
	Amphenol Corp. - Class A	22,100	1,321
	Analog Devices, Inc.	40,357	1,630
*	Apple, Inc.	126,400	75,773
	Applied Materials, Inc.	175,000	2,177
*	Autodesk, Inc.	30,668	1,298
	Automatic Data Processing, Inc.	66,450	3,667
*	BMC Software, Inc.	22,260	894
	Broadcom Corp. - Class A	66,500	2,614
	CA, Inc.	49,392	1,361
	Cisco Systems, Inc.	730,000	15,440
*	Citrix Systems, Inc.	25,120	1,982
*	Cognizant Technology Solutions Corp. - Class A	41,100	3,163
	Computer Sciences Corp.	21,050	630
	Corning, Inc.	206,300	2,905
*	Dell, Inc.	206,933	3,435
*	eBay, Inc.	155,200	5,725
*	Electronic Arts, Inc.	44,900	740
*	EMC Corp.	278,274	8,315
*	F5 Networks, Inc.	10,700	1,444
	Fidelity National Information Services, Inc.	31,800	1,053
*	First Solar, Inc.	8,000	200
*	Fiserv, Inc.	18,825	1,306
	FLIR Systems, Inc.	20,900	529
*	Google, Inc. - Class A	34,400	22,059
	Harris Corp.	15,400	694
	Hewlett-Packard Co.	267,826	6,382
	Intel Corp.	677,163	19,035
	International Business Machines Corp.	157,039	32,766
	Intuit, Inc.	40,000	2,405
	Jabil Circuit, Inc.	24,967	627
*	JDS Uniphase Corp.	31,150	451
*	Juniper Networks, Inc.	71,300	1,631
	KLA-Tencor Corp.	22,600	1,230
	Lexmark International, Inc. - Class A	9,600	319
	Linear Technology Corp.	31,050	1,046
*	LSI Corp.	76,800	667
	MasterCard, Inc. - Class A	14,400	6,056
	Microchip Technology, Inc.	26,000	967
*	Micron Technology, Inc.	133,850	1,084
	Microsoft Corp.	1,012,192	32,643
	Molex, Inc.	18,650	525
*	Motorola Mobility Holdings, Inc.	35,709	1,401
	Motorola Solutions, Inc.	39,853	2,026

Index 500 Stock Portfolio

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	NetApp, Inc.	49,200	2,203
*	Novellus Systems, Inc.	9,600	479
*	NVIDIA Corp.	82,750	1,274
	Oracle Corp.	531,325	15,493
	Paychex, Inc.	43,735	1,355
	Qualcomm, Inc.	229,234	15,593
*	Red Hat, Inc.	26,200	1,569
*	SAIC, Inc.	37,500	495
*	Salesforce.com, Inc.	18,400	2,843
*	SanDisk Corp.	32,900	1,632
*	Symantec Corp.	98,854	1,849
	TE Connectivity, Ltd.	57,800	2,124
*	Teradata Corp.	22,700	1,547
*	Teradyne, Inc.	25,250	427
	Texas Instruments, Inc.	155,200	5,216
	Total System Services, Inc.	21,778	502
	VeriSign, Inc.	21,600	828
	Visa, Inc. - Class A	67,400	7,953
*	Western Digital Corp.	31,700	1,312
	Western Union Co.	84,032	1,479
	Xerox Corp.	180,570	1,459
	Xilinx, Inc.	35,500	1,293
*	Yahoo!, Inc.	164,500	2,504

	Total		354,263

	Materials (3.5%)
	Air Products and Chemicals, Inc.	28,567	2,622
	Airgas, Inc.	9,300	827
	Alcoa, Inc.	144,507	1,448
	Allegheny Technologies, Inc.	14,417	594
	Ball Corp.	21,164	907
	Bemis Co., Inc.	14,000	452
	CF Industries Holdings, Inc.	8,900	1,626
	Cliffs Natural Resources, Inc.	19,200	1,330
	The Dow Chemical Co.	160,709	5,567
	E.I. du Pont de Nemours and Co.	126,328	6,683
	Eastman Chemical Co.	18,550	959
	Ecolab, Inc.	39,500	2,438
	FMC Corp.	9,500	1,006
	Freeport-McMoRan Copper & Gold, Inc.	128,476	4,887
	International Flavors & Fragrances, Inc.	11,000	645
	International Paper Co.	59,266	2,080
	MeadWestvaco Corp.	23,179	732
	Monsanto Co.	72,606	5,791
	The Mosaic Co.	40,400	2,234
	Newmont Mining Corp.	67,080	3,439
	Nucor Corp.	42,932	1,844
*	Owens-Illinois, Inc.	22,300	520
	PPG Industries, Inc.	20,567	1,970
	Praxair, Inc.	40,400	4,631
	Sealed Air Corp.	26,042	503

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	The Sherwin-Williams Co.	11,713	1,273
	Sigma-Aldrich Corp.	16,400	1,198
	Titanium Metals Corp.	11,200	152
	United States Steel Corp.	19,550	574
	Vulcan Materials Co.	17,500	748
	Weyerhaeuser Co.	72,753	1,595

	Total		61,275

	Telecommunication Services (2.8%)
	AT&T, Inc.	803,575	25,096
	CenturyLink, Inc.	84,033	3,248
*	Crown Castle International Corp.	33,900	1,808
	Frontier Communications Corp.	134,897	562
*	MetroPCS Communications, Inc.	39,800	359
*	Sprint Nextel Corp.	406,302	1,158
	Verizon Communications, Inc.	384,342	14,693
	Windstream Corp.	79,492	931

	Total		47,855

	Utilities (3.3%)
*	The AES Corp.	87,200	1,140
	AGL Resources, Inc.	15,854	622
	Ameren Corp.	32,867	1,071
	American Electric Power Co., Inc.	65,540	2,529
	CenterPoint Energy, Inc.	57,762	1,139
	CMS Energy Corp.	34,900	768
	Consolidated Edison, Inc.	39,650	2,316
	Dominion Resources, Inc.	77,276	3,957
	DTE Energy Co.	22,950	1,263
	Duke Energy Corp.	181,073	3,804
	Edison International	44,120	1,876
	Entergy Corp.	23,909	1,607
	Exelon Corp.	115,313	4,521
	FirstEnergy Corp.	56,706	2,585
	Integrys Energy Group, Inc.	10,632	563
	NextEra Energy, Inc.	56,414	3,446
	NiSource, Inc.	38,273	932
	Northeast Utilities	24,000	891
*	NRG Energy, Inc.	30,900	484
	ONEOK, Inc.	14,100	1,151
	Pepco Holdings, Inc.	30,900	584
	PG&E Corp.	55,825	2,423
	Pinnacle West Capital Corp.	14,800	709
	PPL Corp.	78,468	2,217
	Progress Energy, Inc.	39,992	2,124
	Public Service Enterprise Group, Inc.	68,572	2,099
	SCANA Corp.	15,700	716
	Sempra Energy	32,602	1,955
	Southern Co.	117,500	5,279
	TECO Energy, Inc.	29,300	514
	Wisconsin Energy Corp.	31,200	1,098

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Xcel Energy, Inc.	66,020	1,748

	Total		58,131

	Total Common Stocks
	(Cost: $1,283,216)		1,725,324

	Preferred Stocks (0.0%)

	Consumer Discretionary (0.0%)
	Orchard Supply Hardware Stores Corp.	233	1

	Total		1

	Total Preferred Stocks
	(Cost: $0)		1

	Short-Term Investments (0.9%)

	Federal Government & Agencies (0.2%)
	Federal Home Loan Bank, 0.10%, 6/15/12	2,500,000	2,500

	Total		2,500

	Information Technology (0.3%)
	Google, Inc., 0.09%, 4/30/12	5,000,000	4,999

	Total		4,999

	Oil and Gas (0.3%)
	Devon Energy Corp., 0.29%, 4/11/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.1%)
(b)	Darden Restaurants, Inc., 0.27%, 4/2/12	2,400,000	2,400

	Total		2,400

	Total Short-Term Investments
	(Cost: $14,899)		14,899

	Total Investments (99.9%)
	(Cost: $1,298,115)(a)		1,740,224

	Other Assets, Less
	Liabilities (0.1%)		1,993

	Net Assets (100.0%)		1,742,217

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,298,115 and the net unrealized appreciation of investments based on that cost was $442,109 which is comprised of $624,615 aggregate gross unrealized appreciation and $182,506 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2012, $14,813)	213	6/12	$131

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,725,324	$—	$—
Preferred Stocks	—	1	—
Short-Term Investments	—	14,899	—
Other Financial Instruments^
Futures	131	—	—
Total	$1,725,455	$14,900	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.8%)
	Carnival Corp.	6,010	193
	CBS Corp. - Class B	12,740	432
	Comcast Corp. - Class A	45,550	1,367
	Ford Motor Co.	66,830	835
	Kohl’s Corp.	10,520	526
	Lowe’s Cos., Inc.	25,560	802
	Macy’s, Inc.	12,180	484
	Staples, Inc.	41,950	679
	Target Corp.	21,600	1,259
	Time Warner, Inc.	32,370	1,222
	Viacom, Inc. - Class B	4,290	203

	Total		8,002

	Consumer Staples (8.3%)
	Altria Group, Inc.	20,800	642
	CVS Caremark Corp.	22,920	1,027
	Kraft Foods, Inc. - Class A	12,930	492
	The Kroger Co.	24,240	587
	PepsiCo, Inc.	10,980	729
	The Procter & Gamble Co.	38,230	2,569
	Wal-Mart Stores, Inc.	12,980	794

	Total		6,840

	Energy (12.4%)
	Apache Corp.	7,480	751
	Baker Hughes, Inc.	11,260	472
	Chevron Corp.	32,920	3,530
	ConocoPhillips	8,050	612
	Exxon Mobil Corp.	31,120	2,699
	Occidental Petroleum Corp.	3,000	286
	Schlumberger, Ltd.	6,740	471
	Total SA, ADR	16,090	823
*	Ultra Petroleum Corp.	10,480	237
	Valero Energy Corp.	10,337	267

	Total		10,148

	Financials (25.0%)
	The Allstate Corp.	21,850	719
*	American International Group, Inc.	8,020	247
	Ameriprise Financial, Inc.	14,020	801
	Bank of America Corp.	51,510	493
	The Bank of New York Mellon Corp.	30,020	724
*	Berkshire Hathaway, Inc. - Class B	10,640	863
	BlackRock, Inc.	2,850	584
	The Chubb Corp.	7,760	536
	Citigroup, Inc.	41,130	1,503
	The Goldman Sachs Group, Inc.	7,220	898
	JPMorgan Chase & Co.	65,640	3,018
	Loews Corp.	20,180	805
	MetLife, Inc.	28,200	1,053

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Morgan Stanley	8,780	173
	PNC Financial Services Group, Inc.	18,100	1,167
	Principal Financial Group, Inc.	18,180	537
	Prudential Financial, Inc.	14,270	905
	Torchmark Corp.	4,740	236
	The Travelers Cos., Inc.	17,610	1,043
	U.S. Bancorp	43,960	1,393
	Wells Fargo & Co.	81,850	2,794

	Total		20,492

	Health Care (13.9%)
	Abbott Laboratories	11,900	729
	Aetna, Inc.	10,480	526
	Amgen, Inc.	14,920	1,014
*	Gilead Sciences, Inc.	3,550	173
	Johnson & Johnson	33,550	2,213
	Medtronic, Inc.	19,770	775
	Merck & Co., Inc.	55,720	2,140
	Pfizer, Inc.	133,330	3,021
	Quest Diagnostics, Inc.	2,890	177
	WellPoint, Inc.	9,020	666

	Total		11,434

	Industrials (7.7%)
	Avery Dennison Corp.	7,620	230
	Dover Corp.	6,500	409
	General Electric Co.	153,660	3,084
	Honeywell International, Inc.	5,660	345
	Ingersoll-Rand PLC	10,180	421
	Northrop Grumman Corp.	4,310	263
	Raytheon Co.	11,690	617
	Southwest Airlines Co.	51,850	427
	Tyco International, Ltd.	9,930	558

	Total		6,354

	Information Technology (10.1%)
*	Adobe Systems, Inc.	10,200	350
	Applied Materials, Inc.	43,570	542
	Cisco Systems, Inc.	102,440	2,167
*	Fiserv, Inc.	6,430	446
	Hewlett-Packard Co.	40,770	971
	Intel Corp.	75,920	2,134
*	Marvell Technology Group, Ltd.	5,200	82
	Microsoft Corp.	23,370	754
	Oracle Corp.	26,660	777
*	Western Digital Corp.	1,730	72

	Total		8,295

	Materials (1.9%)
	E.I. du Pont de Nemours and Co.	7,950	421

Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Freeport-McMoRan Copper & Gold, Inc.	1,900	72
International Paper Co.	14,310	502
Nucor Corp.	13,620	585

Total		1,580

Telecommunication Services (5.6%)
AT&T, Inc.	79,730	2,490
CenturyLink, Inc.	23,430	905
Verizon Communications, Inc.	31,960	1,222

Total		4,617

Utilities (3.9%)
American Electric Power Co., Inc.	15,930	615
Exelon Corp.	10,710	420
NV Energy, Inc.	20,340	328
PG&E Corp.	17,630	765
Pinnacle West Capital Corp.	10,660	511
PPL Corp.	18,690	528

Total		3,167

Total Common Stocks
(Cost: $70,992)		80,929

Short-Term Investments (1.2%)

Other Holdings (1.2%)
JPMorgan Money Market Fund	989,019	989

Total Short-Term Investments
(Cost: $989)		989

Total Investments (99.8%)
(Cost: $71,981)(a)		81,918

Other Assets, Less
Liabilities (0.2%)		124

Net Assets (100.0%)		82,042

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $71,981 and the net unrealized appreciation of investments based on that cost was $9,937 which is comprised of $11,133 aggregate gross unrealized appreciation and $1,196 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	EUR	538	4/12	$—	$(2)	$(2)

					$—	$(2)	$(2)

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$80,929	$—	$—
Short-Term Investments	—	989	—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(2)	—
Total	$80,929	$987	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.5%)
	Carnival Corp.	244,000	7,827
	CBS Corp. - Class B	115,500	3,917
	Comcast Corp. - Class A	379,700	11,395
*	Discovery Communications, Inc. - Class A	47,200	2,388
*	DreamWorks Animation SKG, Inc. - Class A	171,200	3,159
	Gannett Co., Inc.	282,500	4,331
	The Home Depot, Inc.	55,500	2,792
	Leggett & Platt, Inc.	223,700	5,147
	Lowe’s Cos., Inc.	97,400	3,056
*	PulteGroup, Inc.	798,800	7,069
	Signet Jewelers, Ltd.	68,900	3,258
	Target Corp.	102,000	5,944
	Time Warner Cable, Inc.	28,900	2,355
	Time Warner, Inc.	16,233	613
	Viacom, Inc. - Class B	104,300	4,950

	Total		68,201

	Consumer Staples (4.7%)
	Altria Group, Inc.	177,100	5,467
	Avon Products, Inc.	16,100	312
	Lorillard, Inc.	22,200	2,874
	Philip Morris International, Inc.	121,700	10,784

	Total		19,437

	Energy (12.1%)
	Baker Hughes, Inc.	85,400	3,582
	Cenovus Energy, Inc.	51,000	1,833
	Chevron Corp.	142,246	15,254
	Encana Corp.	360,500	7,084
	ENSCO International PLC, ADR	81,300	4,303
	Royal Dutch Shell PLC - Class A, ADR	113,900	7,988
	Royal Dutch Shell PLC - Class B, ADR	46,628	3,293
	TransCanada Corp.	51,500	2,215
*	Weatherford International, Ltd.	308,300	4,652

	Total		50,204

	Financials (18.2%)
	ACE, Ltd.	108,700	7,957
	Aflac, Inc.	93,100	4,282
	The Allstate Corp.	72,900	2,400
	Arthur J. Gallagher & Co.	179,900	6,430
	BB&T Corp.	392,000	12,305
	BlackRock, Inc.	22,926	4,697
	The Goldman Sachs Group, Inc.	84,530	10,513
	HSBC Holdings PLC, ADR	46,900	2,082

	Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Huntington Bancshares, Inc.	56,700	366
	Invesco, Ltd.	109,200	2,912
	JPMorgan Chase & Co.	278,200	12,792
	Ventas, Inc.	20,500	1,170
	Wells Fargo & Co.	61,900	2,113
	Weyerhaeuser Co.	237,100	5,197

	Total		75,216

	Health Care (6.8%)
*	AMERIGROUP Corp.	93,400	6,284
*	Boston Scientific Corp.	945,400	5,653
	Bristol-Myers Squibb Co.	404,000	13,635
	Pfizer, Inc.	117,700	2,667

	Total		28,239

	Industrials (15.0%)
	3M Co.	37,100	3,310
	The Boeing Co.	33,000	2,454
	Caterpillar, Inc.	43,100	4,591
	Eaton Corp.	171,650	8,553
	Emerson Electric Co.	119,300	6,225
	General Electric Co.	362,600	7,277
	Norfolk Southern Corp.	35,400	2,330
	Republic Services, Inc.	231,800	7,084
	Stanley Black & Decker, Inc.	195,200	15,023
	United Technologies Corp.	62,400	5,176

	Total		62,023

	Information Technology (9.8%)
*	First Solar, Inc.	74,100	1,856
	Hewlett-Packard Co.	256,600	6,115
	Jabil Circuit, Inc.	459,700	11,548
*	Juniper Networks, Inc.	74,000	1,693
	KLA-Tencor Corp.	152,600	8,304
	Microsoft Corp.	237,900	7,672
	TE Connectivity, Ltd.	92,300	3,392

	Total		40,580

	Materials (7.1%)
	Air Products and Chemicals, Inc.	74,100	6,802
	Allegheny Technologies, Inc.	103,100	4,245
	Cliffs Natural Resources, Inc.	44,300	3,068
	The Dow Chemical Co.	81,300	2,816
	Freeport-McMoRan Copper & Gold, Inc.	7,800	297
	LyondellBasell Industries NV - Class A	88,800	3,876
	Nucor Corp.	177,600	7,628
	Vulcan Materials Co.	9,400	402

	Total		29,134

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (2.7%)
AT&T, Inc.	208,600	6,515
CenturyLink, Inc.	120,600	4,661

Total		11,176

Utilities (3.7%)
Edison International	54,900	2,334
National Grid PLC, ADR	107,900	5,447
PG&E Corp.	169,500	7,358

Total		15,139

Total Common Stocks
(Cost: $330,171)		399,349

Short-Term Investments (3.2%)

Other Holdings (3.2%)
JPMorgan U.S. Government Money Market Fund	6,647,880	6,648
JPMorgan U.S. Treasury Plus Money Market Fund	6,647,880	6,648

Total		13,296

Total Short-Term Investments
(Cost: $13,296)		13,296

Total Investments (99.8%)
(Cost: $343,467)(a)		412,645

Other Assets, Less
Liabilities (0.2%)		884

Net Assets (100.0%)		413,529

Domestic Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $343,467 and the net unrealized appreciation of investments based on that cost was $69,178 which is comprised of $79,180 aggregate gross unrealized appreciation and $10,002 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$399,349	$—	$—
Short-Term Investments	$—	13,296	—
Total	399,349	$13,296	$—

Equity Income Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Domestic Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.3%)
	Cablevision Systems Corp. - Class A	84,200	1,236
	Carnival Corp.	47,600	1,527
	Comcast Corp. - Class A	80,900	2,428
*	General Motors Co.	33,800	867
	Genuine Parts Co.	27,800	1,744
	H&R Block, Inc.	36,900	608
	Harley-Davidson, Inc.	38,700	1,899
	Hasbro, Inc.	36,100	1,326
	The Home Depot, Inc.	24,200	1,217
	Kohl’s Corp.	51,800	2,592
	Macy’s, Inc.	54,200	2,153
*	Madison Square Garden, Inc. - Class A	30,250	1,034
	Marriott International, Inc. - Class A	43,027	1,629
	Mattel, Inc.	99,400	3,346
	The McGraw-Hill Cos., Inc.	62,900	3,049
*	The New York Times Co. - Class A	102,600	697
	Staples, Inc.	149,900	2,425
	Tiffany & Co.	3,800	263
	Time Warner, Inc.	124,900	4,715
	The Walt Disney Co.	98,400	4,308
	Whirlpool Corp.	50,100	3,851
	WPP PLC, ADR	5,400	369

	Total		43,283

	Consumer Staples (6.8%)
	Archer-Daniels-Midland Co.	86,900	2,751
	Avon Products, Inc.	124,000	2,401
	Beam, Inc.	7,200	422
	Campbell Soup Co.	86,800	2,938
	The Clorox Co.	48,400	3,327
	ConAgra Foods, Inc.	81,200	2,132
	The Hershey Co.	6,100	374
	Kimberly-Clark Corp.	52,900	3,909
	McCormick & Co., Inc.	27,000	1,470
	Molson Coors Brewing Co. - Class B	28,500	1,290
	PepsiCo, Inc.	45,400	3,012

	Total		24,026

	Energy (12.8%)
	Anadarko Petroleum Corp.	48,000	3,760
	BP PLC, ADR	50,200	2,259
	Chevron Corp.	86,700	9,298
	ConocoPhillips	23,800	1,809
	CONSOL Energy, Inc.	77,700	2,650
	Diamond Offshore Drilling, Inc.	39,800	2,657
	Exxon Mobil Corp.	89,500	7,762
	Murphy Oil Corp.	66,700	3,753
	Petroleo Brasileiro SA, ADR	31,900	847

	Domestic Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Royal Dutch Shell PLC - Class A, ADR	85,800	6,017
	Schlumberger, Ltd.	41,200	2,881
	Spectra Energy Corp.	52,550	1,658

	Total		45,351

	Financials (20.1%)
	The Allstate Corp.	115,600	3,806
	American Express Co.	123,500	7,146
	Bank of America Corp.	370,023	3,541
	The Bank of New York Mellon Corp.	89,500	2,160
	Capital One Financial Corp.	42,400	2,363
	The Chubb Corp.	22,100	1,527
	JPMorgan Chase & Co.	211,588	9,729
	Legg Mason, Inc.	83,000	2,318
	Lincoln National Corp.	71,376	1,881
	Loews Corp.	25,300	1,009
	Marsh & McLennan Cos., Inc.	113,000	3,705
	Morgan Stanley	54,700	1,074
	Northern Trust Corp.	65,100	3,089
	NYSE Euronext	53,100	1,593
	Och-Ziff Capital Management Group—Class A	58,400	542
	PNC Financial Services Group, Inc.	49,200	3,173
	Regions Financial Corp.	160,700	1,059
	SLM Corp.	160,200	2,525
	Sun Life Financial, Inc.	62,100	1,471
	SunTrust Banks, Inc.	107,400	2,596
	U.S. Bancorp	180,500	5,718
	Wells Fargo & Co.	199,200	6,801
	Weyerhaeuser Co.	74,935	1,643
	XL Group PLC	20,600	447

	Total		70,916

	Health Care (6.6%)
	Amgen, Inc.	39,300	2,672
	Bristol-Myers Squibb Co.	84,700	2,859
	Johnson & Johnson	68,500	4,518
	Merck & Co., Inc.	100,000	3,840
	Pfizer, Inc.	177,726	4,027
	Quest Diagnostics, Inc.	31,500	1,926
	Thermo Fisher Scientific, Inc.	64,100	3,614

	Total		23,456

	Industrials (13.1%)
	3M Co.	54,200	4,835
	Avery Dennison Corp.	41,000	1,235
	The Boeing Co.	40,700	3,027
	Cooper Industries PLC	53,600	3,428
	Emerson Electric Co.	57,500	3,000
*	Fortune Brands Home & Security, Inc.	12,600	278

Equity Income Portfolio

	Domestic Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	General Electric Co.	462,400	9,280
	Honeywell International, Inc.	65,700	4,011
	Illinois Tool Works, Inc.	73,700	4,210
	Ingersoll-Rand PLC	48,100	1,989
	ITT Corp.	24,800	569
	Lockheed Martin Corp.	21,200	1,905
	Masco Corp.	105,900	1,416
*	United Continental Holdings, Inc.	66,600	1,432
	United Parcel Service, Inc. - Class B	45,300	3,657
*	USG Corp.	44,800	771
	Xylem, Inc.	39,800	1,104

	Total		46,147

	Information Technology (7.3%)
	Analog Devices, Inc.	60,700	2,452
	Applied Materials, Inc.	169,500	2,109
	Cisco Systems, Inc.	141,400	2,991
	Computer Sciences Corp.	88,700	2,656
	Corning, Inc.	121,400	1,709
*	First Solar, Inc.	21,900	549
	Harris Corp.	80,100	3,611
	Hewlett-Packard Co.	105,200	2,507
	Microsoft Corp.	161,000	5,192
	Nokia Corp. OYJ, ADR	102,100	560
	Texas Instruments, Inc.	43,500	1,462

	Total		25,798

	Materials (5.5%)
	E.I. du Pont de Nemours and Co.	34,400	1,820
	International Flavors & Fragrances, Inc.	26,000	1,524
	International Paper Co.	129,900	4,559
	MeadWestvaco Corp.	56,900	1,797
	Monsanto Co.	44,300	3,533
	Nucor Corp.	81,900	3,518
	Vulcan Materials Co.	59,000	2,521

	Total		19,272

	Telecommunication Services (3.1%)
	AT&T, Inc.	193,135	6,032
	CenturyLink, Inc.	51,990	2,009
	Verizon Communications, Inc.	72,900	2,787

	Total		10,828

	Utilities (6.3%)
	Duke Energy Corp.	97,300	2,044
	Entergy Corp.	55,100	3,703
	Exelon Corp.	87,200	3,419
	FirstEnergy Corp.	33,300	1,518
	NiSource, Inc.	142,700	3,475
	Pinnacle West Capital Corp.	35,100	1,681
	PPL Corp.	42,000	1,187
	Progress Energy, Inc.	47,500	2,523
	TECO Energy, Inc.	32,800	576

Domestic Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.	86,000	2,276

Total		22,402

Total Common Stocks
(Cost: $301,962)		331,479

Foreign Common Stocks (0.9%)	Country

Consumer Discretionary (0.2%)
WPP PLC	United Kingdom	49,400	675

Total			675

Telecommunication Services (0.7%)
Telefonica SA	Spain	70,355	1,153
Vodafone Group PLC	United Kingdom	434,155	1,196

Total			2,349

Total Foreign Common Stocks
(Cost: $2,899)			3,024

Preferred Stocks (0.5%)

Consumer Discretionary (0.5%)
General Motors Co., Series B, 4.75%, 12/1/13	40,200	1,683

Total Preferred Stocks
(Cost: $2,008)		1,683

Short-Term Investments (4.7%)

Other Holdings (4.7%)
T. Rowe Price Reserve Investment Fund	16,575,333	16,575

Total		16,575

Total Short-Term Investments
(Cost: $16,575		16,575

Total Investments (100.0%)
(Cost: $323,444)(a)		352,761

Other Assets,
Less Liabilities (0.0%)		176

Net Assets (100.0%)		352,937

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $323,444 and the net unrealized appreciation of investments based on that cost was $29,317 which is comprised of $52,585 aggregate gross unrealized appreciation and $23,268 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives
Level 2 - fair value is determined by other significant observable inputs
Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$331,479	$—	$—
Foreign Common Stocks	3,024	—	—
Preferred Stocks	1,683	—	—
Short-Term Investments	—	16,575	—
Total	$336,186	$16,575	$—

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (15.2%)
*	Bed Bath & Beyond, Inc.	131,923	8,676
*	BorgWarner, Inc.	147,200	12,415
	Chico’s FAS, Inc.	620,800	9,374
*	Dollar Tree, Inc.	139,450	13,177
	GameStop Corp. - Class A	205,500	4,488
	Limited Brands, Inc.	253,700	12,178
	Macy’s, Inc.	308,900	12,272
	The McGraw-Hill Cos., Inc.	253,200	12,273
*	Michael Kors Holdings, Ltd.	37,900	1,766
*	O’Reilly Automotive, Inc.	225,360	20,587
*	Penn National Gaming, Inc.	320,000	13,753
	Polaris Industries, Inc.	199,400	14,387
	Ross Stores, Inc.	71,000	4,125

	Total		139,471

	Consumer Staples (4.8%)
	Beam, Inc.	282,800	16,564
	Church & Dwight Co., Inc.	240,400	11,825
	Mead Johnson Nutrition Co.	190,700	15,729

	Total		44,118

	Energy (8.2%)
*	Cameron International Corp.	246,900	13,044
*	Concho Resources, Inc.	94,900	9,687
	Core Laboratories N.V.	54,100	7,118
*	Denbury Resources, Inc.	603,900	11,009
*	FMC Technologies, Inc.	156,100	7,870
*	Oasis Petroleum, Inc.	292,300	9,012
	SM Energy Co.	141,000	9,979
*	Weatherford International, Ltd.	486,100	7,335

	Total		75,054

	Financials (4.6%)
*	CBRE Group, Inc.	573,500	11,447
*	IntercontinentalExchange, Inc.	64,883	8,916
	Lazard, Ltd. - Class A	253,600	7,243
	Raymond James Financial, Inc.	392,300	14,331

	Total		41,937

	Health Care (12.7%)
	Aetna, Inc.	44,800	2,247
	AmerisourceBergen Corp.	336,000	13,333
*	Cerner Corp.	198,500	15,118
	CIGNA Corp.	45,000	2,216
*	Covance, Inc.	138,800	6,611

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Coventry Health Care, Inc.	64,300	2,287
*	DaVita, Inc.	218,250	19,680
*	Express Scripts, Inc.	310,200	16,807
	Humana, Inc.	24,100	2,229
*	IDEXX Laboratories, Inc.	112,812	9,865
*	Intuitive Surgical, Inc.	19,100	10,347
*	Mettler-Toledo International, Inc.	87,000	16,073

	Total		116,813

	Industrials (18.6%)
*	BE Aerospace, Inc.	327,300	15,210
*	Corrections Corp. of America	466,500	12,740
	Cummins, Inc.	108,700	13,048
	Dover Corp.	313,100	19,706
	Expeditors International of Washington, Inc.	194,460	9,044
	Graco, Inc.	93,250	4,948
	Joy Global, Inc.	98,200	7,218
*	Kansas City Southern	201,100	14,417
	Knight Transportation, Inc.	468,900	8,281
	MSC Industrial Direct Co., Inc. - Class A	213,000	17,739
*	Owens Corning, Inc.	254,700	9,177
	Robert Half International, Inc.	447,400	13,556
	Roper Industries, Inc.	127,200	12,613
*	WESCO International, Inc.	206,360	13,477

	Total		171,174

	Information Technology (25.2%)
*	Alliance Data Systems Corp.	150,400	18,944
	Altera Corp.	121,900	4,854
	Amphenol Corp. - Class A	163,300	9,761
*	Atmel Corp.	1,228,700	12,115
*	Autodesk, Inc.	482,300	20,411
	Avago Technologies, Ltd.	308,300	12,015
*	Citrix Systems, Inc.	224,000	17,676
*	Cognizant Technology Solutions Corp. - Class A	177,400	13,651
*	F5 Networks, Inc.	83,600	11,283
*	Fortinet, Inc.	107,300	2,967
*	Freescale Semiconductor Holdings I, Ltd.	455,600	7,012
	Global Payments, Inc.	238,800	11,336
*	Informatica Corp.	149,100	7,887
*	JDS Uniphase Corp.	459,000	6,651
*	Juniper Networks, Inc.	235,800	5,395
	Microchip Technology, Inc.	218,495	8,128
*	NetApp, Inc.	98,400	4,405

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	SanDisk Corp.	95,500	4,736
*	Skyworks Solutions, Inc.	367,900	10,172
*	Teradata Corp.	142,000	9,677
*	VeriFone Systems, Inc.	332,500	17,247
*	Zebra Technologies Corp. - Class A	354,600	14,602

	Total		230,925

	Materials (6.0%)
	Airgas, Inc.	168,061	14,952
	CF Industries Holdings, Inc.	41,700	7,617
	Cliffs Natural Resources, Inc.	114,575	7,935
	Ecolab, Inc.	136,600	8,431
	PPG Industries, Inc.	114,600	10,979
	Titanium Metals Corp.	406,200	5,508

	Total		55,422

	Telecommunication Services (1.8%)
*	SBA Communications Corp. - Class A	317,600	16,137

	Total		16,137

	Total Common Stocks
	(Cost: $678,630)		891,051

	Short-Term Investments (3.3%)

	Commercial Banks Non-US (0.6%)
	Royal Bank of Canada, 0.05%, 4/4/12	5,000,000	5,000

	Total		5,000

	Electronics (0.5%)
	Emerson Electric Co., 0.08%, 4/9/12	4,900,000	4,900

	Total		4,900

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.10%, 5/2/12	3,000,000	3,000

	Total		3,000

	Finance Services (0.5%)
	Alpine Securitization Corp., 0.18%, 4/17/12	5,000,000	5,000

	Total		5,000

	Materials (0.6%)
	E. I. du Pont de Nemours and Co., 0.12%, 4/2/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.3%)
	Darden Restaurants, Inc., 0.27%, 4/2/12	2,400,000	2,400

	Total		2,400

Mid Cap Growth Stock Portfolio

Short-Term Investments (3.3%)	Shares/ $ Par	Value $ (000’s)

Retail Stores (0.5%)
Wal-Mart Stores, Inc., 0.10%, 4/30/12	5,000,000	4,999

Total		4,999

Total Short-Term Investments
(Cost: $30,299)		30,299

Total Investments (100.4%)
(Cost: $708,929)(a)		921,350

Other Assets, Less
Liabilities (-0.4%)		(3,721)

Net Assets (100.0%)		917,629

*	Non-Income Producing

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $708,929 and the net unrealized appreciation of investments based on that cost was $212,421 which is comprised of $223,019 aggregate gross unrealized appreciation and $10,598 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at March 31, 2012, $7,935)	81	6/12	$103

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$891,051	$—	$—
Short-Term Investments	—	30,299	—
Other Financial Instruments^
Futures	103	—	—
Total	$891,154	$30,299	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.7%)
	Aaron’s, Inc.	29,800	772
	Advance Auto Parts, Inc.	28,600	2,533
*	Aeropostale, Inc.	31,675	685
*	AMC Networks, Inc. - Class A	22,500	1,004
	American Eagle Outfitters, Inc.	75,950	1,306
	American Greetings Corp. - Class A	15,000	230
*	Ann, Inc.	20,550	589
*	Ascena Retail Group, Inc.	26,400	1,170
*	Bally Technologies, Inc.	16,800	785
*	Barnes & Noble, Inc.	16,000	212
	Bob Evans Farms, Inc.	11,400	430
	Brinker International, Inc.	30,775	848
*	Carter’s, Inc.	20,100	1,000
*	The Cheesecake Factory, Inc.	21,450	630
	Chico’s FAS, Inc.	65,700	992
*	Collective Brands, Inc.	23,742	467
*	Deckers Outdoor Corp.	15,200	958
	Dick’s Sporting Goods, Inc.	37,800	1,817
*	DreamWorks Animation SKG, Inc. - Class A	28,000	517
	Foot Locker, Inc.	59,300	1,841
*	Fossil, Inc.	20,300	2,679
	Gentex Corp.	56,400	1,382
	Guess?, Inc.	26,200	819
*	Hanesbrands, Inc.	38,200	1,128
	HSN, Inc.	15,400	586
	International Speedway Corp. - Class A	10,900	302
*	ITT Educational Services, Inc.	7,700	509
	John Wiley & Sons, Inc. - Class A	18,400	876
	KB Home	28,300	252
*	Lamar Advertising Co. - Class A	23,000	745
*	Life Time Fitness, Inc.	16,700	845
*	LKQ Corp.	57,700	1,798
	M.D.C. Holdings, Inc.	14,800	382
	Matthews International Corp. - Class A	11,100	351
	Meredith Corp.	14,600	474
*	Mohawk Industries, Inc.	22,400	1,490
*	The New York Times Co. - Class A	47,500	323
*	NVR, Inc.	2,000	1,453
*	Office Depot, Inc.	110,000	379
*	Panera Bread Co. - Class A	11,600	1,867
	PetSmart, Inc.	43,700	2,500
	Polaris Industries, Inc.	26,800	1,934
	PVH Corp.	26,500	2,367

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	RadioShack Corp.	38,900	242
	Regis Corp.	22,200	409
	Rent-A-Center, Inc.	23,200	876
*	Saks, Inc.	61,100	709
	Scholastic Corp.	9,900	349
*	Scientific Games Corp. - Class A	22,800	266
	Service Corp. International	86,800	977
	Signet Jewelers, Ltd.	34,000	1,608
	Sotheby’s	26,400	1,039
	Strayer Education, Inc.	4,500	424
	Thor Industries, Inc.	17,200	543
*	Toll Brothers, Inc.	57,400	1,377
	Tractor Supply Co.	27,900	2,527
	Tupperware Brands Corp.	22,000	1,397
*	Under Armour, Inc.	14,400	1,354
*	Valassis Communications, Inc.	16,700	384
*	The Warnaco Group, Inc.	15,800	923
	The Wendy’s Co.	116,100	582
	Williams-Sonoma, Inc.	40,300	1,510
*	WMS Industries, Inc.	21,700	515

	Total		62,238

	Consumer Staples (3.8%)
	Church & Dwight Co., Inc.	55,800	2,745
	Corn Products International, Inc.	29,901	1,724
*	Energizer Holdings, Inc.	25,800	1,914
	Flowers Foods, Inc.	44,200	900
*	Green Mountain Coffee Roasters, Inc.	51,000	2,389
	Lancaster Colony Corp.	7,800	518
*	Monster Beverage Corp.	59,400	3,688
*	Post Holdings, Inc.	10,850	357
*	Ralcorp Holdings, Inc.	21,600	1,600
	Ruddick Corp.	19,300	774
*	Smithfield Foods, Inc.	63,100	1,390
	Tootsie Roll Industries, Inc.	9,977	229
	Universal Corp.	9,100	424

	Total		18,652

	Energy (5.6%)
	Arch Coal, Inc.	83,600	895
*	Atwood Oceanics, Inc.	22,200	997
*	Bill Barrett Corp.	18,400	479
	CARBO Ceramics, Inc.	7,800	822
	Cimarex Energy Co.	33,600	2,536
*	Dresser-Rand Group, Inc.	29,600	1,373
*	Dril-Quip, Inc.	13,600	884
	Energen Corp.	28,300	1,391
*	Forest Oil Corp.	43,900	532

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Helix Energy Solutions Group, Inc.	41,400	737
	HollyFrontier Corp.	81,580	2,623
*	Northern Oil and Gas, Inc.	24,900	516
	Oceaneering International, Inc.	42,300	2,280
*	Oil States International, Inc.	20,100	1,569
*	Patriot Coal Corp.	36,400	227
	Patterson-UTI Energy, Inc.	60,600	1,048
*	Plains Exploration & Production Co.	50,266	2,144
*	Quicksilver Resources, Inc.	46,400	234
	SM Energy Co.	25,100	1,776
*	Superior Energy Services, Inc.	61,700	1,626
	Tidewater, Inc.	20,100	1,086
*	Unit Corp.	16,300	697
	World Fuel Services Corp.	27,900	1,144

	Total		27,616

	Financials (19.9%)
*	Affiliated Managers Group, Inc.	21,000	2,348
	Alexandria Real Estate Equities, Inc.	24,300	1,777
*	Alleghany Corp.	5,700	1,876
	American Campus Communities, Inc.	29,200	1,306
	American Financial Group, Inc.	29,950	1,155
	Apollo Investment Corp.	77,172	553
	Arthur J. Gallagher & Co.	45,100	1,612
	Aspen Insurance Holdings, Ltd.	27,700	774
	Associated Banc-Corp.	68,163	952
	Astoria Financial Corp.	32,800	323
	BancorpSouth, Inc.	32,200	434
	Bank of Hawaii Corp.	18,000	870
	BRE Properties, Inc.	29,700	1,501
	Brown & Brown, Inc.	45,500	1,082
	Camden Property Trust	30,900	2,032
	Cathay General Bancorp	30,800	545
	CBOE Holdings, Inc.	34,800	989
	City National Corp.	18,300	960
	Commerce Bancshares, Inc.	30,993	1,256
	Corporate Office Properties Trust	28,200	655
	Cullen/Frost Bankers, Inc.	24,000	1,397
	Duke Realty Corp.	101,500	1,455
	East West Bancorp, Inc.	58,300	1,346
	Eaton Vance Corp.	45,300	1,295

Index 400 Stock Portfolio

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Equity One, Inc.	23,400	473
	Essex Property Trust, Inc.	13,600	2,061
	Everest Re Group, Ltd.	21,100	1,952
	Federal Realty Investment Trust	24,900	2,410
	Fidelity National Financial, Inc. - Class A	86,791	1,565
	First American Financial Corp.	41,300	687
	First Niagara Financial Group, Inc.	137,810	1,356
	FirstMerit Corp.	42,810	722
	Fulton Financial Corp.	78,500	824
	Greenhill & Co., Inc.	11,300	493
	Hancock Holding Co.	33,200	1,179
	Hanover Insurance Group, Inc.	17,600	724
	HCC Insurance Holdings, Inc.	40,750	1,270
	Highwoods Properties, Inc.	28,500	950
	Home Properties, Inc.	19,000	1,159
	Hospitality Properties Trust	48,400	1,281
	International Bancshares Corp.	20,800	440
	Janus Capital Group, Inc.	73,800	658
	Jefferies Group, Inc.	58,900	1,110
	Jones Lang LaSalle, Inc.	17,100	1,425
	Kemper Corp.	19,600	593
	Liberty Property Trust	45,700	1,632
	The Macerich Co.	51,688	2,985
	Mack-Cali Realty Corp.	34,400	991
	Mercury General Corp.	14,200	621
*	MSCI, Inc. - Class A	47,600	1,752
	National Retail Properties, Inc.	41,400	1,126
	New York Community Bancorp, Inc.	171,821	2,390
	Old Republic International Corp.	101,575	1,072
	OMEGA Healthcare Investors, Inc.	40,700	865
	Potlatch Corp.	15,747	494
	Prosperity Bancshares, Inc.	18,500	847
	Protective Life Corp.	32,000	948
	Raymond James Financial, Inc.	43,725	1,597
	Rayonier, Inc.	47,999	2,116
	Realty Income Corp.	52,300	2,026
	Regency Centers Corp.	35,200	1,566
	Reinsurance Group of America, Inc.	28,700	1,707
	SEI Investments Co.	56,700	1,173
	Senior Housing Properties Trust	63,700	1,405
*	Signature Bank	18,100	1,141
	SL Green Realty Corp.	33,800	2,621

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	StanCorp Financial Group, Inc.	17,400	712
*	SVB Financial Group	17,100	1,100
	Synovus Financial Corp.	310,400	636
	Taubman Centers, Inc.	22,700	1,656
	TCF Financial Corp.	61,900	736
	Trustmark Corp.	25,200	629
	UDR, Inc.	87,502	2,337
	Valley National Bancorp	73,511	952
	W.R. Berkley Corp.	43,750	1,580
	Waddell & Reed Financial, Inc. - Class A	33,500	1,086
	Washington Federal, Inc.	42,065	708
	Webster Financial Corp.	28,800	653
	Weingarten Realty Investors	47,300	1,250
	Westamerica Bancorporation	11,000	528

	Total		97,463

	Health Care (9.8%)
*	Allscripts Healthcare Solutions, Inc.	74,600	1,238
*	AMERIGROUP Corp.	18,900	1,272
*	Bio-Rad Laboratories, Inc. - Class A	7,700	798
*	Catalyst Health Solutions, Inc.	19,700	1,256
*	Charles River Laboratories International, Inc.	19,200	693
*	Community Health Systems, Inc.	34,600	770
	The Cooper Cos., Inc.	18,700	1,528
*	Covance, Inc.	22,900	1,091
*	Endo Pharmaceuticals Holdings, Inc.	45,700	1,770
*	Gen-Probe, Inc.	17,700	1,176
*	Health Management Associates, Inc. - Class A	99,700	670
*	Health Net, Inc.	32,500	1,291
*	Henry Schein, Inc.	35,200	2,664
	Hill-Rom Holdings, Inc.	24,300	812
*	HMS Holdings Corp.	33,700	1,052
*	Hologic, Inc.	103,300	2,226
*	IDEXX Laboratories, Inc.	21,600	1,889
*	LifePoint Hospitals, Inc.	18,900	745
	Lincare Holdings, Inc.	34,050	881
*	Masimo Corp.	22,800	533
	Medicis Pharmaceutical Corp. - Class A	23,100	868
*	MEDNAX, Inc.	19,200	1,428
*	Mettler-Toledo International, Inc.	12,300	2,272
	Omnicare, Inc.	44,500	1,583
	Owens & Minor, Inc.	24,850	756
*	Regeneron Pharmaceuticals, Inc.	29,800	3,475
*	ResMed, Inc.	56,500	1,746

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	STERIS Corp.	22,600	715
	Techne Corp.	14,400	1,009
	Teleflex, Inc.	16,000	978
*	Thoratec Corp.	22,900	772
*	United Therapeutics Corp.	21,000	990
	Universal Health Services, Inc. - Class B	37,900	1,588
*	VCA Antech, Inc.	34,200	794
*	Vertex Pharmaceuticals, Inc.	82,400	3,379
*	WellCare Health Plans, Inc.	16,800	1,208

	Total		47,916

	Industrials (16.0%)
	Acuity Brands, Inc.	16,500	1,037
*	Aecom Technology Corp.	45,900	1,027
*	AGCO Corp.	38,100	1,799
*	Alaska Air Group, Inc.	27,800	996
	Alexander & Baldwin, Inc.	16,400	795
	Alliant Techsystems, Inc.	12,900	647
	AMETEK, Inc.	62,875	3,050
*	BE Aerospace, Inc.	40,700	1,891
	The Brink’s Co.	18,400	439
	Carlisle Cos., Inc.	24,200	1,208
	CLARCOR, Inc.	19,700	967
*	Clean Harbors, Inc.	18,600	1,252
	Con-way, Inc.	21,900	714
*	Copart, Inc.	41,772	1,089
	The Corporate Executive Board Co.	13,100	563
*	Corrections Corp. of America	39,000	1,065
	Crane Co.	19,000	922
	Deluxe Corp.	20,000	468
	Donaldson Co., Inc.	58,400	2,087
*	Esterline Technologies Corp.	12,000	858
	Exelis, Inc.	72,400	906
*	Fortune Brands Home & Security, Inc.	61,800	1,364
*	FTI Consulting, Inc.	16,300	612
	Gardner Denver, Inc.	19,800	1,248
	GATX Corp.	18,300	737
*	General Cable Corp.	19,500	567
	Graco, Inc.	23,400	1,242
	Granite Construction, Inc.	13,500	388
	Harsco Corp.	31,600	741
	Herman Miller, Inc.	22,700	521
	HNI Corp.	17,600	488
	Hubbell, Inc. - Class B	23,400	1,839
*	Huntington Ingalls Industries, Inc.	19,100	769
	IDEX Corp.	32,880	1,385
	ITT Corp.	37,200	853
	J.B. Hunt Transport Services, Inc.	35,300	1,919
*	JetBlue Airways Corp.	80,525	394
*	Kansas City Southern	43,100	3,090

Index 400 Stock Portfolio

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	KBR, Inc.	58,000	2,062
	Kennametal, Inc.	31,200	1,389
*	Kirby Corp.	21,900	1,441
*	Korn/Ferry International	18,700	313
	Landstar System, Inc.	18,300	1,056
	Lennox International, Inc.	19,900	802
	Lincoln Electric Holdings, Inc.	32,800	1,487
	Manpower, Inc.	31,400	1,487
	Mine Safety Appliances Co.	12,100	497
	MSC Industrial Direct Co., Inc. - Class A	18,000	1,499
	Nordson Corp.	22,300	1,216
*	Oshkosh Corp.	35,900	832
	Pentair, Inc.	38,600	1,838
	Regal-Beloit Corp.	16,300	1,068
	Rollins, Inc.	25,330	539
*	The Shaw Group, Inc.	25,556	810
	SPX Corp.	20,100	1,558
*	Terex Corp.	43,000	968
*	Thomas & Betts Corp.	20,500	1,474
	The Timken Co.	32,900	1,669
	Towers Watson & Co. - Class A	19,800	1,308
	Trinity Industries, Inc.	31,450	1,036
	Triumph Group, Inc.	16,900	1,059
*	United Rentals, Inc.	24,623	1,056
	URS Corp.	31,200	1,327
	UTI Worldwide, Inc.	40,300	694
	Valmont Industries, Inc.	8,800	1,033
	Wabtec Corp.	18,800	1,417
	Waste Connections, Inc.	48,250	1,570
	Watsco, Inc.	11,100	822
	Werner Enterprises, Inc.	17,450	434
	Woodward, Inc.	23,500	1,007

	Total		78,705

	Information Technology (15.8%)
*	ACI Worldwide, Inc.	15,300	616
*	Acxiom Corp.	30,602	449
	ADTRAN, Inc.	25,000	780
*	Advent Software, Inc.	12,600	323
*	Alliance Data Systems Corp.	19,600	2,469
*	ANSYS, Inc.	36,400	2,367
*	AOL, Inc.	37,100	704
*	Arrow Electronics, Inc.	43,800	1,838
*	Atmel Corp.	176,700	1,742
*	Avnet, Inc.	56,800	2,067
	Broadridge Financial Solutions, Inc.	48,600	1,162
*	Cadence Design Systems, Inc.	107,300	1,270
*	Ciena Corp.	38,700	627
*	Compuware Corp.	85,600	787
*	Concur Technologies, Inc.	18,400	1,056
*	Convergys Corp.	45,400	606
*	CoreLogic, Inc.	41,700	680
*	Cree, Inc.	45,300	1,433

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Cypress Semiconductor Corp.	60,700	949
	Diebold, Inc.	24,500	944
	DST Systems, Inc.	13,200	716
*	Equinix, Inc.	18,300	2,881
	FactSet Research Systems, Inc.	17,700	1,753
	Fair Isaac Corp.	14,100	619
*	Fairchild Semiconductor International, Inc.	49,300	725
*	Gartner, Inc.	36,600	1,561
	Global Payments, Inc.	30,700	1,457
*	Informatica Corp.	42,100	2,227
*	Ingram Micro, Inc. - Class A	58,800	1,091
*	Integrated Device Technology, Inc.	55,430	396
*	International Rectifier Corp.	27,100	625
	Intersil Corp. - Class A	49,600	555
*	Itron, Inc.	15,600	708
	Jack Henry & Associates, Inc.	34,000	1,160
*	Lam Research Corp.	47,000	2,097
	Lender Processing Services, Inc.	33,100	861
	ManTech International Corp. - Class A	9,100	314
*	MEMC Electronic Materials, Inc.	90,400	326
*	Mentor Graphics Corp.	36,400	541
*	MICROS Systems, Inc.	31,300	1,731
*	Monster Worldwide, Inc.	48,200	470
	National Instruments Corp.	36,375	1,037
*	NCR Corp.	62,000	1,346
*	NeuStar, Inc. - Class A	26,407	984
*	Parametric Technology Corp.	46,400	1,296
	Plantronics, Inc.	16,800	676
*	Polycom, Inc.	69,500	1,325
*	QLogic Corp.	38,700	687
*	Quest Software, Inc.	22,200	517
*	Rackspace Hosting, Inc.	40,800	2,358
*	RF Micro Devices, Inc.	108,200	539
*	Riverbed Technology, Inc.	61,700	1,732
*	Rovi Corp.	42,000	1,367
*	Semtech Corp.	25,500	726
*	Silicon Laboratories, Inc.	16,500	709
*	Skyworks Solutions, Inc.	73,800	2,041
	Solera Holdings, Inc.	27,400	1,257
*	Synopsys, Inc.	57,100	1,751
*	Tech Data Corp.	16,200	879
	Tellabs, Inc.	143,000	579
*	TIBCO Software, Inc.	65,300	1,992
*	Trimble Navigation, Ltd.	48,700	2,650
*	ValueClick, Inc.	31,500	622
*	VeriFone Systems, Inc.	41,500	2,153
*	Vishay Intertechnology, Inc.	61,587	749

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Wright Express Corp.	15,000	971
*	Zebra Technologies Corp. - Class A	20,400	840

	Total		77,466

	Materials (6.1%)
	Albemarle Corp.	34,800	2,224
	AptarGroup, Inc.	25,900	1,419
	Ashland, Inc.	30,700	1,875
	Cabot Corp.	24,700	1,054
	Carpenter Technology Corp.	17,200	898
	Commercial Metals Co.	45,300	671
	Compass Minerals International, Inc.	12,900	926
	Cytec Industries, Inc.	18,000	1,094
	Domtar Corp.	14,400	1,374
	Grief, Inc. - Class A	12,000	671
*	Intrepid Potash, Inc.	20,600	501
*	Louisiana-Pacific Corp.	53,700	502
	Martin Marietta Materials, Inc.	17,900	1,533
	Minerals Technologies, Inc.	6,900	451
	NewMarket Corp.	4,100	768
	Olin Corp.	31,400	683
	Packaging Corp. of America	37,800	1,119
	Reliance Steel & Aluminum Co.	29,400	1,661
	Rock-Tenn Co. - Class A	27,700	1,871
	RPM International, Inc.	51,400	1,346
	The Scotts Miracle-Gro Co. - Class A	16,900	915
	Sensient Technologies Corp.	19,700	749
	Silgan Holdings, Inc.	19,413	858
	Sonoco Products Co.	39,400	1,308
	Steel Dynamics, Inc.	85,800	1,248
	The Valspar Corp.	36,600	1,767
	Worthington Industries, Inc.	20,500	393

	Total		29,879

	Telecommunication Services (0.4%)
	Telephone and Data Systems, Inc.	37,862	876
*	tw telecom, Inc.	58,800	1,303

	Total		2,179

	Utilities (4.8%)
	Alliant Energy Corp.	43,500	1,884
	Aqua America, Inc.	54,433	1,213
	Atmos Energy Corp.	35,300	1,111
	Black Hills Corp.	17,200	577
	Cleco Corp.	23,800	944
	Great Plains Energy, Inc.	53,377	1,082
	Hawaiian Electric Industries, Inc.	37,700	956
	IDACORP, Inc.	19,600	806

Index 400 Stock Portfolio

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	MDU Resources Group, Inc.	74,000	1,657
	National Fuel Gas Co.	32,500	1,564
	NSTAR	40,600	1,974
	NV Energy, Inc.	92,481	1,491
	OGE Energy Corp.	38,400	2,054
	PNM Resources, Inc.	31,250	572
	Questar Corp.	69,700	1,342
	UGI Corp.	43,900	1,196
	Vectren Corp.	32,100	933
	Westar Energy, Inc.	49,400	1,380
	WGL Holdings, Inc.	20,200	822

	Total		23,558

	Total Common Stocks
	(Cost: $386,444)		465,672

	Short-Term Investments (5.0%)

	Federal Government & Agencies (0.6%)
(b)	Federal Home Loan Bank, 0.105%, 6/13/12	3,000,000	3,000

	Total		3,000

	Information Technology (1.2%)
	Google, Inc., 0.10%, 4/19/12	6,100,000	6,100

	Total		6,100

	Oil and Gas (0.9%)
	Devon Energy Corp., 0.29%, 4/4/12	4,300,000	4,300

	Total		4,300

	Restaurants (1.3%)
	Darden Restaurants, Inc., 0.27%, 4/2/12	6,300,000	6,300

	Total		6,300

	Short Term Business Credit (1.0%)
	Sheffield Receivables Corp., 0.17%, 5/8/12	5,000,000	4,999

	Total		4,999

	Total Short-Term Investments
	(Cost: $24,698)		24,699

	Total Investments (99.9%)
	(Cost: $411,142)(a)		490,371

	Other Assets, Less
	Liabilities (0.1%)		280

	Net Assets (100.0%)		490,651

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $411,142 and the net unrealized appreciation of investments based on that cost was $79,229 which is comprised of $114,315 aggregate gross unrealized appreciation and $35,086 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at March 31, 2012, $24,415)	249	6/12	$293

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$465,672	$—	$—
Short-Term Investments	—	24,699	—
Other Financial Instruments^
Futures	293	—	—
Total	$465,965	$24,699	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Domestic Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.8%)
	Carnival Corp.	27,108	870
	CEC Entertainment, Inc.	34,643	1,313
	International Game Technology	39,465	663
	International Speedway Corp. - Class A	16,663	462
	Lowe’s Cos., Inc.	71,203	2,234
	Omnicom Group, Inc.	7,795	395
	Speedway Motorsports, Inc.	16,834	315
	Staples, Inc.	103,485	1,674
	Target Corp.	21,317	1,242
	Time Warner Cable, Inc.	10,759	877
	Whirlpool Corp.	13,871	1,066

	Total		11,111

	Consumer Staples (9.6%)
	Campbell Soup Co.	23,627	800
	The Clorox Co.	14,058	966
	Dr. Pepper Snapple Group, Inc.	49,700	1,998
	General Mills, Inc.	29,648	1,170
	H.J. Heinz Co.	14,186	760
	Kellogg Co.	20,788	1,115
	Kimberly-Clark Corp.	33,044	2,442
*	Ralcorp Holdings, Inc.	31,484	2,333
	Sysco Corp.	65,593	1,958

	Total		13,542

	Energy (4.9%)
	Apache Corp.	6,700	673
	Devon Energy Corp.	5,546	394
	EQT Corp.	17,132	826
	Murphy Oil Corp.	31,681	1,783
	Peabody Energy Corp.	20,067	581
*	Southwestern Energy Co.	25,939	794
*	Ultra Petroleum Corp.	82,774	1,873

	Total		6,924

	Financials (23.8%)
	ACE, Ltd.	12,891	944
	The Allstate Corp.	56,101	1,847
	American Tower Corp.	18,241	1,150
	Aon Corp.	34,695	1,702
	Capitol Federal Financial, Inc.	104,057	1,234
	The Charles Schwab Corp.	100,867	1,449
	City National Corp.	14,329	752
	Comerica, Inc.	54,729	1,771
	Commerce Bancshares, Inc.	44,565	1,806
	Cullen/Frost Bankers, Inc.	11,798	687
	Government Properties Income Trust	18,245	440
	HCC Insurance Holdings, Inc.	66,248	2,065
	Hudson City Bancorp, Inc.	183,633	1,342
	Marsh & McLennan Cos., Inc.	56,936	1,867
	Northern Trust Corp.	81,015	3,844

	Domestic Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	People’s United Financial, Inc.	116,955	1,548
	Piedmont Office Realty Trust, Inc. - Class A	90,959	1,614
	PNC Financial Services Group, Inc.	15,430	995
	State Street Corp.	12,700	578
	SunTrust Banks, Inc.	31,705	766
	Symetra Financial Corp.	42,452	489
	Torchmark Corp.	7,915	395
	The Travelers Cos., Inc.	26,446	1,566
	Unum Group	46,651	1,142
	Westamerica Bancorporation	22,866	1,098
	Weyerhaeuser Co.	33,632	737

	Total		33,828

	Health Care (10.8%)
	Becton, Dickinson and Co.	19,367	1,504
*	Boston Scientific Corp.	166,718	997
*	CareFusion Corp.	95,526	2,477
	CIGNA Corp.	19,126	942
	Eli Lilly and Co.	9,152	368
*	Hologic, Inc.	19,591	422
*	Hospira, Inc.	13,759	514
	Humana, Inc.	6,213	575
*	Life Technologies Corp.	6,451	315
*	LifePoint Hospitals, Inc.	42,547	1,678
	Patterson Cos., Inc.	47,965	1,602
	STERIS Corp.	25,109	794
	Stryker Corp.	14,072	781
	Zimmer Holdings, Inc.	36,249	2,330

	Total		15,299

	Industrials (13.8%)
	Brady Corp. - Class A	14,668	475
	Emerson Electric Co.	16,346	853
	Exelis, Inc.	64,256	804
	General Dynamics Corp.	10,289	755
	Heartland Express, Inc.	50,449	729
	Hubbell, Inc. - Class B	6,198	487
*	Huntington Ingalls Industries, Inc.	8,429	339
	Ingersoll-Rand PLC	11,457	474
	ITT Corp.	37,816	868
	Kaydon Corp.	42,991	1,097
	L-3 Communications Holdings, Inc.	15,003	1,062
	Northrop Grumman Corp.	12,879	787
*	Oshkosh Corp.	28,889	669
	Republic Services, Inc.	153,746	4,698
	Snap-on, Inc.	9,280	566
	Southwest Airlines Co.	181,551	1,496
	Stanley Black & Decker, Inc.	3,117	240
	Tyco International, Ltd.	42,869	2,408
	Waste Management, Inc.	20,620	721

	Total		19,528

Mid Cap Value Portfolio

	Domestic Common Stocks (91.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (4.4%)
	Applied Materials, Inc.	167,384	2,082
	Booz Allen Hamilton Holding Corp.	33,501	570
	Harris Corp.	9,426	425
	Molex, Inc. - Class A	30,800	722
	TE Connectivity, Ltd.	22,637	832
*	Teradyne, Inc.	83,168	1,405
*	Western Digital Corp.	5,113	212

	Total		6,248

	Materials (3.3%)
	Bemis Co., Inc.	55,590	1,795
	Minerals Technologies, Inc.	12,896	844
	Newmont Mining Corp.	30,267	1,552
	Olin Corp.	24,296	528

	Total		4,719

	Telecommunication Services (1.8%)
	CenturyLink, Inc.	40,099	1,550
*	tw telecom, Inc.	45,400	1,006

	Total		2,556

	Utilities (10.9%)
	AGL Resources, Inc.	29,403	1,153
	Consolidated Edison, Inc.	11,139	651
	The Empire District Electric Co.	68,654	1,397
	Great Plains Energy, Inc.	105,763	2,144
	IDACORP, Inc.	13,500	555
	Northeast Utilities	26,420	981
	NV Energy, Inc.	113,560	1,830
	PG&E Corp.	54,062	2,347
	Portland General Electric Co.	35,351	883
	Westar Energy, Inc.	66,132	1,847
	Wisconsin Energy Corp.	14,358	505
	Xcel Energy, Inc.	45,814	1,213

	Total		15,506

	Total Common Stocks (Cost: $121,933)		129,261

	Investment Companies (2.8%)

	iShares Russell Midcap Value Index Fund	83,740	4,030

	Total Investment Companies (Cost: $3,668)		4,030

Foreign Common Stocks 4.4%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (2.0%)
Imperial Oil, Ltd.	Canada	63,688	2,894

Total			2,894

Industrials (1.3%)
Royal Philips Electronics NV	Netherlands	90,298	1,830

Total			1,830

Telecommunication Services (1.1%)
Rogers Communications, Inc. - Class B	Canada	38,252	1,519

Total			1,519

Total Foreign Common Stocks
(Cost: $6,911)			6,243

Short-Term Investments (0.2%)

Other Holdings (0.2%)
JPMorgan Money Market Fund		236,188	236

Total Short-Term Investments
(Cost: $236)			236

Total Investments (98.5%)
(Cost: $132,748)(a)			139,770

Other Assets, Less
Liabilities (1.5%)			2,141

Net Assets (100.0%)			141,911

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $132,748 and the net unrealized appreciation of investments based on that cost was $7,022 which is comprised of $11,187 aggregate gross unrealized appreciation and $4,165 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	CAD	3,638	4/12	$3	$—	$3
Sell	UBS AG	EUR	1,181	4/12	—	(4)	(4)

					$3	$(4)	$(1)

CAD — Canadian Dollar

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$129,261	$—	$—
Investment Companies	4,030	—	—
Foreign Common Stocks	6,243	—	—
Short-Term Investments	—	236	—
Other Financial Instruments^	—	3	—
Forward Currency Contracts
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(4)	—
Total	$139,534	$235	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.7%)
*	American Public Education, Inc.	84,090	3,195
*	Bally Technologies, Inc.	115,758	5,412
*	Body Central Corp.	262,100	7,606
*	Bravo Brio Restaurant Group, Inc.	224,450	4,480
*	Genesco, Inc.	105,150	7,534
*	Grand Canyon Education, Inc.	230,003	4,085
*	Life Time Fitness, Inc.	123,300	6,235
*	LKQ Corp.	178,915	5,577
*	Mattress Firm Holding Corp.	117,120	4,439
	The Men’s Wearhouse, Inc.	111,700	4,331
	Monro Muffler Brake, Inc.	130,909	5,431
*	Red Robin Gourmet Burgers, Inc.	75,950	2,825
*	Shuffle Master, Inc.	321,450	5,657
	Ulta Salon, Cosmetics & Fragrance, Inc.	50,800	4,719
*	Vitamin Shoppe, Inc.	35,700	1,578

	Total		73,104

	Consumer Staples (1.1%)
*	Annie’s, Inc.	2,462	86
*	United Natural Foods, Inc.	98,519	4,597

	Total		4,683

	Energy (7.1%)
*	Approach Resources, Inc.	97,800	3,614
*	Carrizo Oil & Gas, Inc.	205,301	5,802
*	Gulfport Energy Corp.	208,500	6,072
*	Kodiak Oil & Gas Corp.	647,800	6,452
*	Northern Oil and Gas, Inc.	150,700	3,125
*	Rosetta Resources, Inc.	87,800	4,281

	Total		29,346

	Financials (5.7%)
*	Altisource Portfolio Solutions SA	71,900	4,360
	Boston Private Financial Holdings, Inc.	620,690	6,151
	East West Bancorp, Inc.	232,900	5,377
	Greenhill & Co., Inc.	64,750	2,826
*	Stifel Financial Corp.	125,150	4,736

	Total		23,450

	Health Care (14.8%)
*	Akorn, Inc.	378,150	4,424
*	Align Technology, Inc.	229,684	6,328
*	DexCom, Inc.	520,192	5,426
*	Endologix, Inc.	387,819	5,681
*	Exact Sciences Corp.	504,500	5,630

	Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	HealthStream, Inc.	251,500	5,832
*	HMS Holdings Corp.	91,150	2,845
*	Impax Laboratories, Inc.	196,050	4,819
*	IPC The Hospitalist Co.	47,050	1,737
*	MAP Pharmaceuticals, Inc.	140,600	2,019
*	Omnicell, Inc.	577,231	8,780
	U.S. Physical Therapy, Inc.	94,000	2,167
*	VIVUS, Inc.	87,850	1,964
*	Vocera Communications, Inc.	39,200	917
*	Volcano Corp.	100,400	2,846

	Total		61,415

	Industrials (18.1%)
	Actuant Corp. - Class A	201,650	5,846
*	Astec Industries, Inc.	74,100	2,703
*	Chart Industries, Inc.	45,892	3,365
*	DXP Enterprises, Inc.	55,900	2,431
	Forward Air Corp.	110,969	4,069
	Graco, Inc.	38,748	2,056
*	GrafTech International, Ltd.	314,654	3,757
*	Heritage-Crystal Clean, Inc.	155,150	3,095
*	Hexcel Corp.	204,600	4,912
*	Huron Consulting Group, Inc.	147,637	5,545
*	The Keyw Holding Corp.	314,300	2,436
	Lindsay Corp.	62,300	4,129
*	Mistras Group, Inc.	156,750	3,734
*	Oshkosh Corp.	102,250	2,369
*	Proto Labs, Inc.	7,600	259
*	Rexnord Corp.	38,991	823
	Robbins & Myers, Inc.	111,000	5,778
	Snap-on, Inc.	94,200	5,743
	Sun Hydraulics Corp.	64,050	1,676
*	TransDigm Group, Inc.	47,900	5,545
*	WESCO International, Inc.	72,730	4,750

	Total		75,021

	Information Technology (27.6%)
	ADTRAN, Inc.	94,800	2,957
*	Ancestry.com, Inc.	130,100	2,958
*	BroadSoft, Inc.	95,100	3,638
*	Calix, Inc.	388,050	3,310
*	Cardtronics, Inc.	241,750	6,346
*	Cavium, Inc.	116,050	3,591
*	Cornerstone OnDemand, Inc.	118,850	2,596
*	Demandware, Inc.	23,300	694
*	Dice Holdings, Inc.	306,700	2,862
*	Diodes, Inc.	194,000	4,497
*	Equinix, Inc.	27,980	4,405

	Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	ExactTarget, Inc.	41,000	1,066
*	EZchip Semiconductor, Ltd.	72,050	3,122
*	Finisar Corp.	217,500	4,383
*	InterXion Holding NV	253,986	4,559
*	Microsemi Corp.	190,215	4,078
*	MicroStrategy, Inc. - Class A	14,300	2,002
*	Millennial Media, Inc.	4,900	115
	MKS Instruments, Inc.	106,505	3,145
*	Nanometrics, Inc.	265,650	4,917
*	Riverbed Technology, Inc.	175,850	4,938
*	Skyworks Solutions, Inc.	96,650	2,672
*	Sourcefire, Inc.	173,887	8,369
*	SPS Commerce, Inc.	271,600	7,301
*	Synacor, Inc.	423,050	3,198
*	Synchronoss Technologies, Inc.	199,632	6,372
*	Tangoe, Inc.	137,900	2,594
*	The Ultimate Software Group, Inc.	85,900	6,295
*	VeriFone Systems, Inc.	139,200	7,220
*	Yelp, Inc.	4,500	121

	Total		114,321

	Materials (0.9%)
	Balchem Corp.	118,950	3,598

	Total		3,598

	Total Common Stocks
	(Cost: $321,120)		384,938

	Investments Companies (0.9%)

	Investment Companies (0.9%)
	Market Vectors Junior Gold Miners	154,100	3,783

	Total Investment Companies
	(Cost: $5,432)		3,783

	Short-Term Investments (6.5%)

	Beverage/Bottling (1.2%)
	PepsiCo, Inc., 0.07%, 4/20/12	5,000,000	5,000

	Total		5,000

	Electronics (1.2%)
	Emerson Electric Co., 0.10%, 4/19/12	5,000,000	5,000

	Total		5,000

Small Cap Growth Stock Portfolio

	Short-Term Investments (6.5%)	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies (0.2%)
(b)	Federal Home Loan Bank, 0.11%, 6/13/12	1,000,000	1,000

	Total		1,000

	Finance Services (1.2%)
	Govco LLC, 0.32%, 5/10/12	5,000,000	4,998

	Total		4,998

	Oil and Gas (1.0%)
	Devon Energy Corp., 0.30%, 4/2/12	4,000,000	4,000

	Total		4,000

	Restaurants (0.5%)
(k)	Darden Restaurants, Inc., 0.27%, 4/2/12	1,900,000	1,900

	Total		1,900

	Short Term Business Credit (1.2%)
	Sheffield Receivables Corp., 0.17%, 5/11/12	5,000,000	4,999

	Total		4,999

	Total Short-Term Investments
	(Cost: $26,897)		26,897

	Total Investments (100.4%)
	(Cost: $353,449)(a)		415,618

	Other Assets, Less
	Liabilities (-0.4%)		(1,716)

	Net Assets (100.0%)		413,902

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $353,449 and the net unrealized appreciation of investments based on that cost was $62,169 which is comprised of $75,005 aggregate gross unrealized appreciation and $12,836 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)		Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at March 31, 2012, $5,787)		70	6/12	$7
(i) Written options outstanding on March 31, 2012.
Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT Sourcefire, Inc.	$60.000	4/12	180	$(3)

(Premiums Received $4)				$(3)

CBOT — Chicago Board of Trade

(j)	Swap agreements outstanding on March 31, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase London	3-Month USD LIBOR - 25 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	7/12	10,283	$1,615

						$1,615

(k)	Securities with an aggregate value of $1,900 (in thousands) have been pledged as collateral for swap contracts outstanding March 31, 2012.

Small Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$384,938	$—	$—
Investment Companies	3,783	—	—
Short-Term Investments	—	26,897	—
Other Financial Instruments^
Futures	7	—	—
Total Return Swaps	—	1,615	—
Liabilities:
Other Financial Instruments^
Written Options	(3)	—	—
Total	$388,725	$28,512	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.7%)
*	American Public Education, Inc.	2,055	78
	Arbitron, Inc.	3,141	116
*	Arctic Cat, Inc.	1,454	62
	Big 5 Sporting Goods Corp.	2,501	20
*	Biglari Holdings, Inc.	165	66
*	BJ’s Restaurants, Inc.	2,793	141
*	Blue Nile, Inc.	1,597	53
	Blyth, Inc.	595	44
*	Boyd Gaming Corp.	6,274	49
	Brown Shoe Co., Inc.	4,828	45
	Brunswick Corp.	10,257	264
	The Buckle, Inc.	3,072	147
*	Buffalo Wild Wings, Inc.	2,114	192
*	Cabela’s, Inc.	4,911	187
	Callaway Golf Co.	7,477	51
*	Capella Education Co.	1,576	57
*	Career Education Corp.	6,136	49
	The Cato Corp. - Class A	3,353	93
	CEC Entertainment, Inc.	2,088	79
*	The Children’s Place Retail Stores, Inc.	2,860	148
	Christopher & Banks Corp.	4,141	8
*	Coinstar, Inc.	3,491	222
*	Coldwater Creek, Inc.	10,209	12
*	Corinthian Colleges, Inc.	9,763	40
	Cracker Barrel Old Country Store, Inc.	2,644	147
*	Crocs, Inc.	10,332	216
*	Digital Generation, Inc.	3,147	32
*	DineEquity, Inc.	1,790	89
*	Drew Industries, Inc.	2,181	60
*	The E.W. Scripps Co. - Class A	3,564	35
	Ethan Allen Interiors, Inc.	2,986	76
	The Finish Line, Inc. - Class A	5,973	127
	Fred’s, Inc. - Class A	4,259	62
*	Genesco, Inc.	2,785	200
	Group 1 Automotive, Inc.	2,612	147
	Harte-Hanks, Inc.	5,058	46
	Haverty Furniture Cos., Inc.	2,196	24
*	Helen of Troy, Ltd.	3,635	124
*	Hibbett Sports, Inc.	3,043	166
	Hillenbrand, Inc.	7,185	165
	Hot Topic, Inc.	4,859	49
*	Iconix Brand Group, Inc.	8,340	145
	Interval Leisure Group, Inc.	4,574	80
*	iRobot Corp.	3,143	86
*	Jack in the Box, Inc.	5,072	122

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	JAKKS Pacific, Inc.	2,962	52
*	Jos. A. Bank Clothiers, Inc.	3,200	161
*	Kirkland’s, Inc.	1,879	30
*	K-Swiss, Inc. - Class A	3,153	13
*	La-Z-Boy, Inc.	5,949	89
	Lincoln Educational Services Corp.	2,602	21
	Lithia Motors, Inc. - Class A	2,482	65
*	Live Nation, Inc.	16,741	157
*	Liz Claiborne, Inc.	11,612	155
*	Lumber Liquidators Holdings, Inc.	3,222	81
*	M/I Homes, Inc.	2,160	27
*	Maidenform Brands, Inc.	2,702	61
	The Marcus Corp.	2,287	29
*	MarineMax, Inc.	2,694	22
*	Marriott Vacations Worldwide Corp.	3,101	88
	The Men’s Wearhouse, Inc.	5,895	229
*	Meritage Homes Corp.	3,237	88
*	Midas, Inc.	1,657	19
*	Monarch Casino & Resort, Inc.	1,318	14
	Monro Muffler Brake, Inc.	3,550	147
	Movado Group, Inc.	2,005	49
*	Multimedia Games, Inc.	3,115	34
	Nutrisystem, Inc.	3,126	35
*	O’Charley’s, Inc.	2,079	20
*	OfficeMax, Inc.	9,909	57
	Oxford Industries, Inc.	1,594	81
	P.F. Chang’s China Bistro, Inc.	2,433	96
*	Papa John’s International, Inc.	2,119	80
*	Peet’s Coffee & Tea, Inc.	1,511	111
	The Pep Boys - Manny, Moe & Jack	6,067	90
*	Perry Ellis International, Inc.	1,395	26
	PetMed Express, Inc.	2,259	28
*	Pinnacle Entertainment, Inc.	7,147	82
	Pool Corp.	5,464	204
*	Quiksilver, Inc.	14,081	57
*	Red Robin Gourmet Burgers, Inc.	1,275	47
*	Ruby Tuesday, Inc.	7,203	66
*	Rue21, Inc.	1,801	53
*	Ruth’s Hospitality Group, Inc.	4,051	31
	The Ryland Group, Inc.	5,110	98
*	Select Comfort Corp.	6,493	210

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Shuffle Master, Inc.	6,320	111
*	Skechers U.S.A., Inc. - Class A	4,255	54
	Sonic Automotive, Inc. - Class A	3,996	72
*	Sonic Corp.	6,963	53
	Spartan Motors, Inc.	3,864	20
	Stage Stores, Inc.	3,500	57
	Standard Motor Products, Inc.	2,239	40
*	Standard Pacific Corp.	11,640	52
*	Stein Mart, Inc.	3,099	20
*	Steven Madden, Ltd.	4,504	193
	Sturm, Ruger & Co., Inc.	2,199	108
	Superior Industries International, Inc.	2,719	53
	Texas Roadhouse, Inc.	6,852	114
*	True Religion Apparel, Inc.	2,931	80
*	Tuesday Morning Corp.	4,809	18
*	Universal Electronics, Inc.	1,698	34
	Universal Technical Institute, Inc.	2,473	33
*	Vitamin Shoppe, Inc.	3,360	149
*	VOXX International Corp.	2,149	29
*	Winnebago Industries, Inc.	3,352	33
	Wolverine World Wide, Inc.	5,596	208
*	Zale Corp.	2,999	9
*	Zumiez, Inc.	2,506	90

	Total		9,154

	Consumer Staples (3.7%)
*	Alliance One International, Inc.	10,048	38
	The Andersons, Inc.	2,113	103
	B&G Foods, Inc.	5,563	125
*	The Boston Beer Co., Inc. - Class A	977	104
	Calavo Growers, Inc.	1,444	39
	Cal-Maine Foods, Inc.	1,647	63
	Casey’s General Stores, Inc.	4,377	243
*	Central Garden & Pet Co. - Class A	4,862	47
*	Darling International, Inc.	13,489	235
	Diamond Foods, Inc.	2,537	58
*	The Hain Celestial Group, Inc.	5,100	223
	Inter Parfums, Inc.	1,861	29
	J & J Snack Foods Corp.	1,664	87
*	Medifast, Inc.	1,581	28

Index 600 Stock Portfolio

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Nash Finch Co.	1,404	40
*	Prestige Brands Holdings, Inc.	5,800	101
	Sanderson Farms, Inc.	2,175	115
*	Seneca Foods Corp. - Class A	1,051	28
	Snyders-Lance, Inc.	5,384	139
	Spartan Stores, Inc.	2,630	48
*	TreeHouse Foods, Inc.	4,131	246
*	United Natural Foods, Inc.	5,607	262
	WD-40 Co.	1,837	83

	Total		2,484

	Energy (3.9%)
*	Approach Resources, Inc.	3,059	113
*	Basic Energy Services, Inc.	3,383	59
	Bristow Group, Inc.	4,103	196
*	Cloud Peak Energy, Inc.	7,006	112
*	Comstock Resources, Inc.	5,534	88
*	Contango Oil & Gas Co.	1,466	86
*	Exterran Holdings, Inc.	7,198	95
*	GeoResources, Inc.	2,295	75
	Gulf Island Fabrication, Inc.	1,654	48
*	Gulfport Energy Corp.	5,181	151
*	Hornbeck Offshore Services, Inc.	4,027	169
*	ION Geophysical Corp.	14,672	95
	Lufkin Industries, Inc.	3,818	308
*	Matrix Service Co.	2,958	41
	Overseas Shipholding Group, Inc.	3,011	38
*	OYO Geospace Corp.	732	77
	Penn Virginia Corp.	5,257	24
*	Petroleum Development Corp.	2,718	101
*	PetroQuest Energy, Inc.	6,560	40
*	Pioneer Drilling Co.	7,073	62
*	SEACOR Holdings, Inc.	2,409	231
*	Stone Energy Corp.	5,621	161
*	Swift Energy Co.	4,892	142
*	TETRA Technologies, Inc.	8,915	84

	Total		2,596

	Financials (17.7%)
	Acadia Realty Trust	4,918	111
*	AMERISAFE, Inc.	2,093	52
	Bank Mutual Corp.	5,328	22
	Bank of the Ozarks, Inc.	3,298	103
*	BBCN Bancorp, Inc.	8,968	100
	BioMed Realty Trust, Inc.	17,736	337
	Boston Private Financial Holdings, Inc.	8,973	89
	Brookline Bancorp, Inc.	8,075	76

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Calamos Asset Management, Inc.	2,315	30
	Cash America International, Inc.	3,376	162
	Cedar Realty Trust, Inc.	6,537	33
	City Holding Co.	1,703	59
	Colonial Properties Trust	10,105	220
	Columbia Banking System, Inc.	4,545	104
	Community Bank System, Inc.	4,508	130
	Cousins Properties, Inc.	11,977	91
	CVB Financial Corp.	10,098	119
	Delphi Financial Group, Inc. - Class A	6,348	284
	DiamondRock Hospitality Co.	19,311	199
	Dime Community Bancshares	3,230	47
	EastGroup Properties, Inc.	3,204	161
*	eHealth, Inc.	2,305	38
	Employers Holdings, Inc.	3,749	66
*	Encore Capital Group, Inc.	2,510	57
	Entertainment Properties Trust	5,365	249
	Extra Space Storage, Inc.	10,903	314
*	EZCORP, Inc. - Class A	5,041	164
	F.N.B. Corp.	16,021	194
*	Financial Engines, Inc.	4,550	102
*	First BanCorp.	2,361	10
*	First Cash Financial Services, Inc.	3,390	145
	First Commonwealth Financial Corp.	12,077	74
	First Financial Bancorp.	6,702	116
	First Financial Bankshares, Inc.	3,619	127
	First Midwest Bancorp, Inc.	8,590	103
*	Forestar Group, Inc.	3,986	61
	Franklin Street Properties Corp.	8,298	88
	Getty Realty Corp.	3,111	48
	Glacier Bancorp, Inc.	8,270	124
*	Hanmi Financial Corp.	3,621	37
	Healthcare Realty Trust, Inc.	8,964	197
	Home Bancshares, Inc.	2,565	68
	Horace Mann Educators Corp.	4,581	81
	Independent Bank Corp.	2,471	71
	Infinity Property & Casualty Corp.	1,357	71
	Inland Real Estate Corp.	8,908	79
	Interactive Brokers Group, Inc. - Class A	4,455	76
*	Investment Technology Group, Inc.	4,497	54

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Kilroy Realty Corp.	7,860	366
	Kite Realty Group Trust	7,317	39
	LaSalle Hotel Properties	9,848	277
	Lexington Realty Trust	15,548	140
	LTC Properties, Inc.	3,496	112
	Meadowbrook Insurance Group, Inc.	5,871	55
	Medical Properties Trust, Inc.	15,557	144
	Mid-America Apartment Communities, Inc.	4,706	315
*	National Financial Partners Corp.	4,634	70
	National Penn Bancshares, Inc.	14,181	125
*	The Navigators Group, Inc.	1,237	58
	NBT Bancorp, Inc.	3,823	84
	Northwest Bancshares, Inc.	11,215	142
	Old National Bancorp	10,886	143
	Oritani Financial Corp.	5,230	77
	PacWest Bancorp	3,856	94
	Parkway Properties, Inc.	2,530	27
	Pennsylvania Real Estate Investment Trust	6,381	97
*	Pinnacle Financial Partners, Inc.	3,980	73
*	Piper Jaffray Cos., Inc.	1,811	48
*	Portfolio Recovery Associates, Inc.	1,972	141
	Post Properties, Inc.	6,123	287
	Presidential Life Corp.	2,449	28
	PrivateBancorp, Inc.	6,912	105
	ProAssurance Corp.	3,514	310
	Provident Financial Services, Inc.	6,181	90
	PS Business Parks, Inc.	2,137	140
	RLI Corp.	1,926	138
	S&T Bancorp, Inc.	3,235	70
	Safety Insurance Group, Inc.	1,747	73
	Saul Centers, Inc.	1,353	55
	Selective Insurance Group, Inc.	6,295	111
	Simmons First National Corp. - Class A	1,980	51
	Sovran Self Storage, Inc.	3,331	166
	Sterling Bancorp	3,556	34
	Stewart Information Services Corp.	2,220	32
*	Stifel Financial Corp.	6,178	234
	Susquehanna Bancshares, Inc.	21,500	212
	SWS Group, Inc.	3,375	19
	Tanger Factory Outlet Centers, Inc.	10,440	310
*	Texas Capital Bancshares, Inc.	4,344	150

Index 600 Stock Portfolio

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Tompkins Financial Corp.	950	38
	Tower Group, Inc.	4,511	101
	TrustCo Bank Corp. NY	10,758	61
	UMB Financial Corp.	3,731	167
	Umpqua Holdings Corp.	12,867	174
	United Bankshares, Inc.	5,197	150
*	United Community Banks, Inc.	2,186	21
	United Fire Group, Inc.	2,376	42
	Universal Health Realty Income Trust	1,457	58
	Urstadt Biddle Properties, Inc. - Class A	2,673	53
	ViewPoint Financial Group	3,876	60
*	Virtus Investment Partners, Inc.	886	76
*	Wilshire Bancorp, Inc.	6,887	33
	Wintrust Financial Corp.	4,174	149
*	World Acceptance Corp.	1,704	104

	Total		11,872

	Health Care (9.5%)
*	Abaxis, Inc.	2,494	73
*	Affymetrix, Inc.	8,102	35
*	Air Methods Corp.	1,290	112
*	Akorn, Inc.	7,744	91
*	Align Technology, Inc.	7,941	219
*	Almost Family, Inc.	948	25
*	Amedisys, Inc.	3,450	50
*	AMN Healthcare Services, Inc.	4,652	28
*	AmSurg Corp.	3,622	101
	Analogic Corp.	1,406	95
*	ArQule, Inc.	6,204	43
*	Bio-Reference Laboratories, Inc.	2,861	67
*	Cambrex Corp.	3,401	24
	Cantel Medical Corp.	2,327	58
*	Centene Corp.	5,856	287
	Chemed Corp.	2,202	138
	Computer Programs and Systems, Inc.	1,261	71
	CONMED Corp.	3,221	96
*	CorVel Corp.	731	29
*	Cross Country Healthcare, Inc.	3,593	18
*	CryoLife, Inc.	3,134	16
*	Cubist Pharmaceuticals, Inc.	7,239	313
*	Cyberonics, Inc.	2,850	109
*	Emergent Biosolutions, Inc.	2,853	46
	Ensign Group, Inc.	1,903	52
*	Enzo Biochem, Inc.	3,862	10
*	eResearchTechnology, Inc.	5,040	39

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Gentiva Health Services, Inc.	3,540	31
*	Greatbatch, Inc.	2,695	66
*	Haemonetics Corp.	2,891	201
*	Hanger Orthopedic Group, Inc.	3,914	86
*	Healthways, Inc.	3,830	28
*	Hi-Tech Pharmacal Co., Inc.	1,195	43
*	ICU Medical, Inc.	1,404	69
*	Integra LifeSciences Holdings	2,288	79
	Invacare Corp.	3,659	61
*	IPC The Hospitalist Co.	1,900	70
	Kensey Nash Corp.	897	26
*	Kindred Healthcare, Inc.	5,993	52
	Landauer, Inc.	1,086	58
*	LHC Group, Inc.	1,817	34
*	Magellan Health Services, Inc.	3,127	153
*	The Medicines Co.	6,249	125
*	Medidata Solutions, Inc.	2,536	68
	Meridian Bioscience, Inc.	4,744	92
*	Merit Medical Systems, Inc.	4,830	60
*	Molina Healthcare, Inc.	3,268	110
*	Momenta Pharmaceuticals, Inc.	5,077	78
*	MWI Veterinary Supply, Inc.	1,463	129
*	Natus Medical, Inc.	3,380	40
*	Neogen Corp.	2,706	106
*	NuVasive, Inc.	4,905	83
*	Omnicell, Inc.	3,820	58
*	Palomar Medical Technologies, Inc.	2,251	21
*	Par Pharmaceutical Cos., Inc.	4,206	163
*	PAREXEL International Corp.	6,843	184
*	PharMerica Corp.	3,386	42
*	PSS World Medical, Inc.	5,897	149
	Quality Systems, Inc.	4,545	199
*	Questcor Pharmaceuticals, Inc.	7,313	275
*	Salix Pharmaceuticals, Ltd.	6,834	359
*	Savient Pharmaceuticals, Inc.	8,253	18
*	SurModics, Inc.	1,674	26
*	Symmetry Medical, Inc.	4,176	29
*	ViroPharma, Inc.	8,134	245
	West Pharmaceutical Services, Inc.	3,885	165
*	Zoll Medical Corp.	2,554	237

	Total		6,363

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials (13.3%)
	A.O. Smith Corp.	4,438	199
	AAON, Inc.	2,154	43
	AAR Corp.	4,633	85
	ABM Industries, Inc.	5,561	135
	Actuant Corp. - Class A	7,837	227
*	Aegion Corp.	4,524	81
*	Aerovironment, Inc.	2,097	56
	Albany International Corp. - Class A	3,239	74
*	Allegiant Travel Co.	1,734	95
	American Science and Engineering, Inc.	1,020	68
	Apogee Enterprises, Inc.	3,223	42
	Applied Industrial Technologies, Inc.	4,830	199
	Arkansas Best Corp.	2,927	55
*	Astec Industries, Inc.	2,299	84
	AZZ, Inc.	1,447	75
	Barnes Group, Inc.	5,390	142
	Belden, Inc.	5,286	200
	Brady Corp. - Class A	6,034	195
	Briggs & Stratton Corp.	5,724	103
	Cascade Corp.	994	50
	CDI Corp.	1,478	27
	Ceradyne, Inc.	2,782	91
	CIRCOR International, Inc.	1,986	66
	Comfort Systems USA, Inc.	4,303	47
*	Consolidated Graphics, Inc.	1,013	46
	Cubic Corp.	1,814	86
	Curtiss-Wright Corp.	5,369	199
*	Dolan Co.	3,470	32
*	Dycom Industries, Inc.	3,910	91
	EMCOR Group, Inc.	7,656	212
	Encore Wire Corp.	2,209	66
*	EnerSys	5,491	190
*	EnPro Industries, Inc.	2,367	97
	ESCO Technologies, Inc.	3,069	113
*	Exponent, Inc.	1,532	74
*	Federal Signal Corp.	7,153	40
	Forward Air Corp.	3,299	121
	Franklin Electric Co., Inc.	2,175	107
	G & K Services, Inc. - Class A	2,166	74
*	GenCorp, Inc.	6,762	48
*	The GEO Group, Inc.	7,035	134
*	Gibraltar Industries, Inc.	3,498	53
	Griffon Corp.	5,324	57
	Healthcare Services Group, Inc.	7,690	164
	Heartland Express, Inc.	6,564	95
	Heidrick & Struggles International, Inc.	2,052	45
*	Hub Group, Inc. - Class A	4,341	156
*	II-VI, Inc.	6,285	149
	Insperity, Inc.	2,575	79

Index 600 Stock Portfolio

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Interface, Inc. - Class A	6,622	92
	John Bean Technologies Corp.	3,296	53
	Kaman Corp.	3,017	102
	Kaydon Corp.	3,675	94
	Kelly Services, Inc. - Class A	3,269	52
	Knight Transportation, Inc.	6,770	120
	Lawson Products, Inc.	420	6
	Lindsay Corp.	1,460	97
*	Lydall, Inc.	1,973	20
*	Mobile Mini, Inc.	4,196	89
*	Moog, Inc. - Class A	5,200	223
	Mueller Industries, Inc.	4,399	200
	National Presto Industries, Inc.	553	42
*	Navigant Consulting, Inc.	5,983	83
*	NCI Building Systems, Inc.	2,346	27
*	Old Dominion Freight Line, Inc.	5,417	258
*	On Assignment, Inc.	4,240	74
*	Orbital Sciences Corp.	6,779	89
*	Orion Marine Group, Inc.	3,119	23
*	Powell Industries, Inc.	1,027	35
	Quanex Building Products Corp.	4,203	74
	Resources Connection, Inc.	4,961	70
	Robbins & Myers, Inc.	5,231	272
	Simpson Manufacturing Co., Inc.	4,666	150
	SkyWest, Inc.	5,862	65
	The Standard Register Co.	1,274	2
	Standex International Corp.	1,455	60
*	Sykes Enterprises, Inc.	4,513	71
*	Teledyne Technologies, Inc.	4,221	266
	Tennant Co.	2,170	95
*	Tetra Tech, Inc.	7,261	191
	The Toro Co.	3,458	246
*	TrueBlue, Inc.	4,447	80
	UniFirst Corp.	1,761	108
	United Stationers, Inc.	4,848	150
	Universal Forest Products, Inc.	2,249	78
	Viad Corp.	2,314	45
	Vicor Corp.	2,260	18
	Watts Water Technologies, Inc. - Class A	3,366	137

	Total		8,924

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (16.5%)
*	Advanced Energy Industries, Inc.	4,637	61
*	Agilysys, Inc.	1,687	15
*	Anixter International, Inc.	3,194	232
*	Arris Group, Inc.	13,236	150
*	ATMI, Inc.	3,649	85
*	Avid Technology, Inc.	3,381	37
	Badger Meter, Inc.	1,739	59
	Bel Fuse, Inc. - Class B	1,168	21
*	Benchmark Electronics, Inc.	6,643	110
	Black Box Corp.	2,010	51
	Blackbaud, Inc.	5,168	172
*	Bottomline Technologies, Inc.	4,167	116
*	Brightpoint, Inc.	7,930	64
	Brooks Automation, Inc.	7,619	94
	Cabot Microelectronics Corp.	2,622	102
*	CACI International, Inc. - Class A	3,046	190
*	Cardtronics, Inc.	5,066	133
*	CEVA, Inc.	2,706	61
*	Checkpoint Systems, Inc.	4,635	52
*	CIBER, Inc.	8,311	35
*	Cirrus Logic, Inc.	7,371	175
	Cognex Corp.	4,878	207
	Cohu, Inc.	2,801	32
*	CommVault Systems, Inc.	5,083	252
*	comScore, Inc.	3,900	83
	Comtech Telecommunications Corp.	2,340	76
*	CSG Systems International, Inc.	3,898	59
	CTS Corp.	3,933	41
*	Cymer, Inc.	3,544	177
	Daktronics, Inc.	4,240	38
*	DealerTrack Holdings, Inc.	4,824	146
*	Digi International, Inc.	2,953	32
*	Digital River, Inc.	4,091	77
*	Diodes, Inc.	4,235	98
*	DSP Group, Inc.	2,648	18
*	DTS, Inc.	1,903	57
	Ebix, Inc.	3,659	85
	Electro Scientific Industries, Inc.	2,791	42
*	Entropic Communications, Inc.	10,030	58
	EPIQ Systems, Inc.	3,688	45
*	Exar Corp.	5,164	43
*	FARO Technologies, Inc.	1,929	113
*	FEI Co.	4,356	214
	Forrester Research, Inc.	1,695	55

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
(m,n)*	Gerber Scientific, Inc.	2,359	—
*	GT Advance Technologies, Inc.	13,772	114
*	Harmonic, Inc.	13,466	74
	Heartland Payment Systems, Inc.	4,474	129
*	Higher One Holdings, Inc.	3,580	54
*	Hittite Microwave Corp.	3,104	169
*	iGATE Corp.	3,456	58
*	InfoSpace, Inc.	4,535	58
*	Insight Enterprises, Inc.	5,054	111
*	Interactive Intelligence Group	1,645	50
*	Intermec, Inc.	5,917	46
*	Intevac, Inc.	2,675	23
	j2 Global, Inc.	5,545	159
*	JDA Software Group, Inc.	4,893	134
*	Kopin Corp.	7,802	32
*	Kulicke and Soffa Industries, Inc.	8,478	105
*	Liquidity Services, Inc.	2,679	120
	Littelfuse, Inc.	2,479	155
*	LivePerson, Inc.	5,451	91
*	LogMeIn, Inc.	2,458	87
*	Manhattan Associates, Inc.	2,364	112
	MAXIMUS, Inc.	3,880	158
*	Measurement Specialties, Inc.	1,735	58
*	Mercury Computer Systems, Inc.	3,549	47
	Methode Electronics, Inc.	4,258	40
	Micrel, Inc.	5,673	58
*	Microsemi Corp.	10,059	216
*	MicroStrategy, Inc. - Class A	930	130
	MKS Instruments, Inc.	6,039	178
*	Monolithic Power Systems	3,423	67
*	Monotype Imaging Holdings, Inc.	4,173	62
	MTS Systems Corp.	1,820	97
*	Nanometrics, Inc.	1,973	37
*	NCI, Inc. - Class A	905	6
*	NETGEAR, Inc.	4,347	166
*	NetScout Systems, Inc.	3,966	81
*	Newport Corp.	4,323	77
*	Novatel Wireless, Inc.	3,712	12
*	Oplink Communications, Inc.	2,210	38
	OPNET Technologies, Inc.	1,713	50
*	OSI Systems, Inc.	2,274	139
	Park Electrochemical Corp.	2,387	72
	PC-Tel, Inc.	2,096	14
*	Perficient, Inc.	3,596	43

Index 600 Stock Portfolio

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Pericom Semiconductor Corp.	2,773	22
*	Plexus Corp.	4,003	140
	Power Integrations, Inc.	3,252	121
*	Progress Software Corp.	7,130	168
	Pulse Electronics Corp.	4,746	12
*	RadiSys Corp.	2,645	20
*	Rofin-Sinar Technologies, Inc.	3,280	86
*	Rogers Corp.	1,867	72
*	Rubicon Technology, Inc.	1,999	21
*	Rudolph Technologies, Inc.	3,670	41
*	ScanSource, Inc.	3,152	118
*	Sigma Designs, Inc.	3,706	19
*	Sourcefire, Inc.	3,351	161
*	Stamps.com, Inc.	1,450	40
*	Standard Microsystems Corp.	2,557	66
*	STR Holdings, Inc.	4,721	23
*	Stratasys, Inc.	2,438	89
*	Super Micro Computer, Inc.	3,181	56
*	Supertex, Inc.	1,387	25
*	Symmetricom, Inc.	4,813	28
*	Synaptics, Inc.	3,789	138
*	Synchronoss Technologies, Inc.	3,101	99
*	SYNNEX Corp.	2,984	114
*	Take-Two Interactive Software, Inc.	10,302	158
*	Taleo Corp. - Class A	4,811	221
*	TeleTech Holdings, Inc.	2,930	47
*	Tessera Technologies, Inc.	5,963	103
*	TriQuint Semiconductor, Inc.	19,118	132
*	TTM Technologies, Inc.	5,893	68
*	Tyler Technologies, Inc.	2,830	109
*	Ultratech, Inc.	3,003	87
	United Online, Inc.	10,368	51
*	Veeco Instruments, Inc.	4,458	127
*	ViaSat, Inc.	4,927	238
*	Virtusa Corp.	2,153	37
*	Volterra Semiconductor Corp.	2,883	99
*	Websense, Inc.	4,323	91
*	XO Group, Inc.	3,146	30

	Total		11,067

	Materials (4.6%)
	A. Schulman, Inc.	3,382	91
*	A.M. Castle & Co.	1,908	24
	AK Steel Holding Corp.	12,723	96
	AMCOL International Corp.	2,894	85
	American Vanguard Corp.	2,674	58
	Balchem Corp.	3,359	102

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Buckeye Technologies, Inc.	4,525	154
*	Calgon Carbon Corp.	6,530	102
*	Century Aluminum Co.	6,233	55
*	Clearwater Paper Corp.	2,626	87
	Deltic Timber Corp.	1,245	79
	Eagle Materials, Inc.	5,169	180
	H.B. Fuller Co.	5,656	186
	Hawkins, Inc.	1,031	38
	Haynes International, Inc.	1,395	88
*	Headwaters, Inc.	7,018	29
	Kaiser Aluminum Corp.	1,816	86
*	KapStone Paper & Packaging Corp.	4,483	88
	Koppers Holdings, Inc.	2,369	91
*	Kraton Performance Polymers, Inc.	3,692	98
*	LSB Industries, Inc.	2,130	83
*	Materion Corp.	2,347	68
	Myers Industries, Inc.	3,847	57
	Neenah Paper, Inc.	1,728	52
	Olympic Steel, Inc.	1,053	25
*	OM Group, Inc.	3,718	102
	PolyOne Corp.	10,228	147
	Quaker Chemical Corp.	1,486	59
*	RTI International Metals, Inc.	3,473	80
	Schweitzer-Mauduit International, Inc.	1,835	127
	Stepan Co.	956	84
*	SunCoke Energy, Inc.	8,060	115
	Texas Industries, Inc.	3,209	112
	Tredegar Corp.	2,691	53
	Wausau Paper Corp.	5,669	53
	Zep, Inc.	2,525	36

	Total		3,070

	Telecommunication Services (0.5%)
	Atlantic Tele-Network, Inc.	1,063	39
*	Cbeyond, Inc.	3,531	28
*	Cincinnati Bell, Inc.	22,608	91
*	General Communication, Inc. - Class A	3,987	35
	Lumos Networks Corp.	1,699	18
*	Neutral Tandem, Inc.	3,616	44
	NTELOS Holdings Corp.	1,723	36
	USA Mobility, Inc.	2,543	35

	Total		326

	Utilities (3.5%)
	ALLETE, Inc.	3,799	158
	American States Water Co.	2,155	78
	Avista Corp.	6,734	172
	Central Vermont Public Service Corp.	1,545	54
	CH Energy Group, Inc.	1,715	114
	El Paso Electric Co.	4,595	149

	Common Stocks (86.9%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	The Laclede Group, Inc.	2,586	101
	New Jersey Resources Corp.	4,770	213
	Northwest Natural Gas Co.	3,081	140
	NorthWestern Corp.	4,174	148
	Piedmont Natural Gas Co., Inc.	8,320	258
	South Jersey Industries, Inc.	3,479	174
	Southwest Gas Corp.	5,301	227
	UIL Holdings Corp.	5,813	202
	Unisource Energy Corp.	4,365	160

	Total		2,348

	Total Common Stocks
	(Cost: $51,641)		58,204

	Investment Companies (4.2%)
	iShares S&P SmallCap 600 Index Fund	35,100	2,679
	Prospect Capital Corp.	14,129	155

	Total		2,834

	Total Investment Companies
	(Cost: $2,826)		2,834

	Short-Term Investments (9.6%)

	Beverage/Bottling (1.2%)
(k)	PepsiCo, Inc., 0.07%, 4/20/12	800,000	800

	Total		800

	Commercial Banks Non-US (1.2%)
	Barclays US Funding LLC, 0.12%, 4/9/12	800,000	800

	Total		800

	Electronics (1.2%)
	Emerson Electric Co., 0.10%, 4/19/12	800,000	800

	Total		800

	Finance Services (2.4%)
	Alpine Securitization Corp., 0.18%, 4/23/12	800,000	800
	Govco LLC, 0.33%, 5/11/12	800,000	799

	Total		1,599

	Information Technology (1.2%)
	Google, Inc., 0.09%, 4/30/12	800,000	800

	Total		800

	Oil and Gas (1.2%)
	Devon Energy Corp., 0.30%, 4/3/12	800,000	800

	Total		800

Index 600 Stock Portfolio

Short-Term Investments (9.6%)	Shares/ $ Par	Value $ (000’s)

Restaurants (1.2%)
Darden Restaurants, Inc., 0.27%, 4/2/12	800,000	800

Total		800

Total Short-Term Investments
(Cost: $6,399)		6,399

Total Investments (100.7%)
(Cost: $60,866)(a)		67,437

Other Assets, Less
Liabilities (-0.7%)		(484)

Net Assets (100.0%)		66,953

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $60,866 and the net unrealized appreciation of investments based on that cost was $6,571 which is comprised of $10,360 aggregate gross unrealized appreciation and $3,789 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JPMorgan Chase Bank, N.A.	1-Month USD LIBOR - 10 Bps	S&P Smallcap 600 Index	5/12	6,167	$—	(m)

						$—

(k)	Security with an aggregate value of $800 (in thousands) has been pledged as collateral for swap contracts outstanding on March 31, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$58,204	$—		$—
Investment Companies	2,834	—		—
Short-Term Investments	—	6,399		—
Other Financial Instruments^
Total Return Swaps	—	—	(m)	—
Total	$61,038	$6,399		$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.3%)
	Aaron’s, Inc.	307,600	7,967
*	Ascent Media Corp. - Class A	44,000	2,081
	Brunswick Corp.	55,900	1,439
	CSS Industries, Inc.	78,500	1,528
*	Culp, Inc.	79,600	874
*	Drew Industries, Inc.	124,100	3,389
	Ethan Allen Interiors, Inc.	48,800	1,236
	Fred’s, Inc. - Class A	118,800	1,736
	Haverty Furniture Cos., Inc.	142,600	1,583
*	M/I Homes, Inc.	69,100	854
*	MarineMax, Inc.	128,000	1,053
	Matthews International Corp. - Class A	101,400	3,208
	The Men’s Wearhouse, Inc.	99,000	3,838
*	Meritage Homes Corp.	112,500	3,044
*	Orient-Express Hotels, Ltd. - Class A	247,300	2,522
	Pool Corp.	101,625	3,803
*	Saga Communications, Inc. - Class A	42,500	1,522
*	Stanley Furniture Co., Inc.	91,000	436
*	Stein Mart, Inc.	227,000	1,498
*	Winnebago Industries, Inc.	155,000	1,519

	Total		45,130

	Consumer Staples (0.7%)
*	Alliance One International, Inc.	280,400	1,057
	Nash Finch Co.	69,000	1,961

	Total		3,018

	Energy (5.3%)
*	Atwood Oceanics, Inc.	43,500	1,953
	CARBO Ceramics, Inc.	27,900	2,942
*	Cloud Peak Energy, Inc.	97,000	1,545
*	Forest Oil Corp.	72,000	873
*	Hercules Offshore, Inc.	150,000	709
*	Lone Pine Resources, Inc.	49,000	318
*	Northern Oil and Gas, Inc.	143,000	2,966
*	Oasis Petroleum, Inc.	138,000	4,255
	Overseas Shipholding Group, Inc.	66,300	837
	Penn Virginia Corp.	110,200	501
*	Swift Energy Co.	47,000	1,364
	Teekay Tankers, Ltd. - Class A	148,700	903
*	TETRA Technologies, Inc.	200,000	1,884
*	Union Drilling, Inc.	67,000	373

	Total		21,423

	Financials (20.0%)
	Acadia Realty Trust	73,800	1,663
	Alterra Capital Holdings, Ltd.	115,600	2,657

	Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	CBL & Associates Properties, Inc.	273,800	5,180
	Cedar Shopping Centers, Inc.	213,000	1,091
	Columbia Banking System, Inc.	67,400	1,535
	Compass Diversified Holdings	138,000	2,041
	East West Bancorp, Inc.	192,300	4,440
	Employers Holdings, Inc.	63,900	1,132
	First Potomac Realty Trust	161,000	1,947
	Glacier Bancorp, Inc.	181,700	2,715
	Hatteras Financial Corp.	71,700	2,000
	Home Bancshares, Inc.	117,700	3,132
	JMP Group, Inc.	90,800	670
	Kilroy Realty Corp.	107,600	5,015
	LaSalle Hotel Properties	131,000	3,686
*	Markel Corp.	5,800	2,604
	Meadowbrook Insurance Group, Inc.	76,500	714
	National Interstate Corp.	112,000	2,865
*	Piper Jaffray Cos., Inc.	36,000	958
	Potlatch Corp.	78,800	2,470
	ProAssurance Corp.	101,800	8,970
	Radian Group, Inc.	149,500	650
	Redwood Trust, Inc.	133,000	1,490
*	Safeguard Scientifics, Inc.	75,000	1,290
	Saul Centers, Inc.	30,527	1,232
*	Signature Bank	48,600	3,064
*	Stifel Financial Corp.	81,000	3,065
*	SVB Financial Group	95,000	6,112
	Washington Real Estate Investment Trust	70,300	2,088
	Wintrust Financial Corp.	97,600	3,493

	Total		79,969

	Health Care (5.2%)
	Analogic Corp.	32,300	2,182
*	AngioDynamics, Inc.	27,131	332
*	Exelixis, Inc.	174,800	905
	Landauer, Inc.	31,800	1,686
*	Momenta Pharmaceuticals, Inc.	19,500	299
	National Healthcare Corp.	57,500	2,620
	Owens & Minor, Inc.	190,000	5,778
*	Quidel Corp.	97,000	1,782
*	Triple-S Management Corp. - Class B	86,100	1,989
	West Pharmaceutical Services, Inc.	76,700	3,262

	Total		20,835

	Industrials (25.9%)
*	Aegion Corp.	142,000	2,532
*	Alaska Air Group, Inc.	136,200	4,879
*	Astec Industries, Inc.	44,100	1,609

	Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Beacon Roofing Supply, Inc.	261,100	6,726
	Belden, Inc.	92,400	3,503
	Cascade Corp.	40,300	2,020
	CIRCOR International, Inc.	58,800	1,956
	Comfort Systems USA, Inc.	122,000	1,331
*	Dolan Co.	147,000	1,339
	Franklin Electric Co., Inc.	25,500	1,251
*	FTI Consulting, Inc.	36,800	1,381
	G & K Services, Inc. - Class A	84,300	2,883
*	Genesee & Wyoming, Inc. - Class A	114,600	6,255
*	Gibraltar Industries, Inc.	155,000	2,348
	IDEX Corp.	94,200	3,969
	Kaman Corp.	65,200	2,213
*	Kirby Corp.	113,100	7,441
*	Kratos Defense & Security Solutions, Inc.	105,000	561
	Landstar System, Inc.	163,300	9,426
	McGrath Rentcorp	157,300	5,051
	Mine Safety Appliances Co.	59,200	2,432
*	Navigant Consulting, Inc.	165,500	2,302
	Nordson Corp.	127,600	6,955
*	On Assignment, Inc.	137,200	2,397
*	Proto Labs, Inc.	23,500	801
	Quanex Building Products Corp.	94,000	1,657
	Robbins & Myers, Inc.	96,000	4,997
	Universal Forest Products, Inc.	67,000	2,310
	UTI Worldwide, Inc.	154,620	2,664
	Waste Connections, Inc.	121,000	3,936
	Woodward, Inc.	105,100	4,501

	Total		103,626

	Information Technology (10.3%)
*	Accelrys, Inc.	102,300	816
*	Advanced Energy Industries, Inc.	148,000	1,942
*	ATMI, Inc.	67,000	1,561
	Brooks Automation, Inc.	138,000	1,702
	Cabot Microelectronics Corp.	35,500	1,380
	Cognex Corp.	35,300	1,495
*	Cymer, Inc.	60,800	3,040
	Electro Rent Corp.	184,900	3,404
	Electro Scientific Industries, Inc.	82,900	1,244
*	Ixia	197,000	2,461
	Littelfuse, Inc.	65,900	4,132
	Methode Electronics, Inc. - Class A	73,200	679
*	Newport Corp.	113,000	2,002
*	Progress Software Corp.	156,500	3,697

Small Cap Value Portfolio

	Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Sonus Networks, Inc.	474,500	1,376
*	StarTek, Inc.	16,498	36
*	SYNNEX Corp.	87,600	3,341
*	Teradyne, Inc.	176,000	2,973
*	Websense, Inc.	109,000	2,299
	Xyratex, Ltd.	91,100	1,449

	Total		41,029

	Materials (10.6%)
	AMCOL International Corp.	73,300	2,162
	American Vanguard Corp.	124,000	2,690
	AptarGroup, Inc.	109,200	5,981
	Carpenter Technology Corp.	77,300	4,037
*	Clearwater Paper Corp.	82,400	2,736
	Deltic Timber Corp.	54,600	3,456
	Franco-Nevada Corp.	74,100	3,185
*	Innospec, Inc.	144,400	4,387
	Minerals Technologies, Inc.	31,500	2,060
	Myers Industries, Inc.	180,800	2,667
*	North American Palladium, Ltd.	639,000	1,674
	Royal Gold, Inc.	50,286	3,280
	Schnitzer Steel Industries, Inc.	50,000	1,995
	Texas Industries, Inc.	16,200	567
	Wausau Paper Corp.	168,700	1,582

	Total		42,459

	Telecommunication Services (0.5%)
*	Premiere Global Services, Inc.	207,900	1,880

	Total		1,880

	Utilities (4.3%)
	Black Hills Corp.	50,467	1,692
	Cleco Corp.	107,500	4,262
	El Paso Electric Co.	97,400	3,165
	NorthWestern Corp.	64,900	2,301
	PNM Resources, Inc.	67,500	1,235
	Southwest Gas Corp.	74,100	3,167
	Vectren Corp.	51,400	1,494

	Total		17,316

	Total Common Stocks
	(Cost: $282,550)		376,685

	Investment Companies (2.7%)

	Ares Capital Corp.	283,300	4,632
	Hercules Technology Growth Capital, Inc.	202,800	2,247
	iShares Russell 2000 Value Index Fund	39,100	2,853
	Kohlberg Capital Corp.	164,000	1,133

	Total Investment Companies
	(Cost: $10,242)		10,865

Investment Companies (2.7%)	Shares/ $ Par	Value $ (000’s)

Preferred Stocks (1.0%)

Federal Savings Institutions (0.6%)
East West Bancorp, Inc., 8.00%, 12/31/49	1,359	2,222

Total		2,222

Finance Services (0.4%)
Assured Guaranty, Ltd., 8.50%, 6/1/12	27,000	1,755

Total		1,755

Total Preferred Stocks
(Cost: $2,735)		3,977

Short-Term Investments (2.2%)

Other Holdings (2.2%)
T. Rowe Price Reserve Investment Fund	8,614,856	8,615

Total		8,615

Total Short-Term Investments
(Cost: $8,615)		8,615

Total Investments (100.0%)
(Cost: $304,142)(a)		400,142

Other Assets, Less
Liabilities (0.0%)		(58)

Net Assets (100.0%)		400,084

Small Cap Value Portfolio

*	Non-Income Producing

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $304,142 and the net unrealized appreciation of investments based on that cost was $96,000 which is comprised of $120,339 aggregate gross unrealized appreciation and $24,339 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$376,685	$—	$—
Investment Companies	10,865	—	—
Preferred Stocks	—	3,977	—
Short-Term Investments	—	8,615	—
Total	$387,550	$12,592	$—

International Growth Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Foreign Common Stocks (95.6%)	Country	Shares/ $ Par	Value $(000’s)

	Consumer Discretionary (17.6%)
	Compagnie Financiere Richemont SA	Switzerland	103,881	6,513
*	Ctrip.com International, Ltd., ADR	China	209,650	4,537
	Fast Retailing Co., Ltd.	Japan	7,700	1,755
	Isuzu Motors, Ltd.	Japan	1,734,000	10,161
*	Kabel Deutschland Holding AG	Germany	57,112	3,527
	Li & Fung, Ltd.	Hong Kong	2,811,220	6,451
*	Prada S.p.A	Italy	615,700	4,008
	WPP PLC	Ireland	330,203	4,513
	Yamada Denki Co., Ltd.	Japan	143,790	8,981
	Yamaha Motor Co., Ltd.	Japan	218,300	2,925

	Total			53,371

	Consumer Staples (12.1%)
	Beiersdorf AG	Germany	50,633	3,304
	Danone SA	France	89,376	6,234
	Imperial Tobacco Group PLC	United Kingdom	100,754	4,085
	Japan Tobacco, Inc.	Japan	1,139	6,413
	Olam International, Ltd.	Singapore	3,067,045	5,758
	Reckitt Benckiser Group PLC	United Kingdom	138,410	7,821
	Unilever NV	Netherlands	87,120	2,965

	Total			36,580

	Energy (14.3%)
	AMEC PLC	United Kingdom	424,068	7,515
	BG Group PLC	United Kingdom	238,530	5,525
	Canadian Natural Resources, Ltd.	Canada	110,390	3,659
	Encana Corp.	Canada	165,998	3,260
	Gazprom OAO, ADR	Russia	428,322	5,226
*	OGX Petroleo e Gas Participacoes SA	Brazil	649,300	5,371
	Petrofac, Ltd.	United Kingdom	130,604	3,635
	Reliance Industries, Ltd.	India	313,400	4,601
	Tullow Oil PLC	United Kingdom	179,950	4,395

	Total			43,187

	Financials (15.6%)
	AIA Group, Ltd.	Hong Kong	1,489,200	5,456
	Banco Bilbao Vizcaya Argentaria SA	Spain	138,572	1,103
	Banco do Brasil SA	Brazil	303,600	4,316
	BNP Paribas SA	France	19,267	914
	China Merchants Bank Co., Ltd.	China	1,143,500	2,338
	DBS Group Holdings, Ltd.	Singapore	181,000	2,042
	DLF, Ltd.	India	380,385	1,504
	Hang Lung Properties, Ltd.	Hong Kong	1,049,411	3,851
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	233,900	3,928
*	ING Groep NV	Netherlands	125,427	1,045
*	Lloyds Banking Group PLC	United Kingdom	1,527,004	821

	Foreign Common Stocks (95.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Mitsubishi Estate Co., Ltd.	Japan	422,000	7,525
	Prudential PLC	United Kingdom	584,772	6,992
	Societe Generale SA	France	24,362	714
	Standard Chartered PLC	United Kingdom	184,240	4,597

	Total			47,146

	Health Care (3.1%)
	Elekta AB	Sweden	68,551	3,470
	Novartis AG	Switzerland	104,824	5,802

	Total			9,272

	Industrials (14.4%)
	A.P. Moller - Maersk A/S	Denmark	588	4,540
	Adani Enterprises, Ltd.	India	64,088	381
	Canadian National Railway Co.	Canada	38,391	3,051
	Daikin Industries, Ltd.	Japan	217,800	5,929
	Fanuc Corp.	Japan	56,400	10,003
	Kuehne + Nagel International AG	Switzerland	67,443	9,122
	Nabtesco Corp.	Japan	151,200	3,102
	Vallourec SA	France	22,738	1,440
	The Weir Group PLC	United Kingdom	214,309	6,047

	Total			43,615

	Information Technology (12.6%)
	ARM Holdings PLC	United Kingdom	405,809	3,843
	ASML Holding NV	Netherlands	142,081	7,102
	Hexagon AB	Sweden	207,562	4,028
	Keyence Corp.	Japan	41,150	9,675
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,700,000	7,767
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	324,512	3,362
*	Youku.com, Inc., ADR	China	111,084	2,443

	Total			38,220

	Materials (5.9%)
	Fortescue Metals Group, Ltd.	Australia	570,210	3,432
	LyondellBasell Industries NV - Class A	Netherlands	89,940	3,926
	Potash Corp. of Saskatchewan, Inc.	Canada	71,567	3,267
	Rio Tinto PLC	United Kingdom	81,382	4,485
	ThyssenKrupp AG	Germany	117,247	2,919

	Total			18,029

	Total Foreign Common Stocks
	(Cost: $268,356)			289,420

International Growth Portfolio

Short-Term Investments (4.1%)	Country	Shares/ $ Par	Value $ (000’s)

Finance Services (4.1%)
Nieuw Amsterdam Receivables Corp., 0.10%, 4/2/12	United States	12,500,000	12,500

Total			12,500

Total Short-Term Investments
(Cost: $12,500)			12,500

Total Investments (99.7%)
(Cost: $280,856)(a)			301,920

Other Assets, Less
Liabilities (0.3%)			1,059

Net Assets (100.0%)			302,979

International Growth Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $280,856 and the net unrealized appreciation of investments based on that cost was $21,064 which is comprised of $32,927 aggregate gross unrealized appreciation and $11,863 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	21.9%
United Kingdom	19.7%
Switzerland	7.1%
Hong Kong	6.5%
Other	44.5%
Total	99.7%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$289,420	$—	$—
Short-Term Investments	—	12,500	—
Total	$289,420	$12,500	$—

Research International Core Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Foreign Common Stocks (97.3%)	Country	Shares	Value $ (000’s)

	Consumer Discretionary (10.4%)
	Bayerische Motoren Werke AG	Germany	17,118	1,540
	Compass Group PLC	United Kingdom	45,890	481
	DENSO Corp.	Japan	30,500	1,019
	GKN PLC	United Kingdom	179,053	590
	Honda Motor Co., Ltd.	Japan	33,300	1,265
	Inditex SA	Spain	11,958	1,145
	Li & Fung, Ltd.	Hong Kong	366,000	840
	LVMH Moet Hennessy Louis Vuitton SA	France	6,709	1,153
	Nippon Television Network Corp.	Japan	5,480	879
	Pearson PLC	United Kingdom	38,060	709
	Publicis Groupe SA	France	18,903	1,042
	Sands China, Ltd.	Macau	236,400	922
	Whitbread PLC	United Kingdom	23,687	699

	Total			12,284

	Consumer Staples (10.3%)
	DANONE SA	France	33,892	2,364
	Heineken NV	Netherlands	35,121	1,952
	Japan Tobacco, Inc.	Japan	261	1,469
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	247,340	553
	Lawson, Inc.	Japan	19,500	1,227
	Nestle SA	Switzerland	52,264	3,289
	Reckitt Benckiser Group PLC	United Kingdom	23,585	1,333

	Total			12,187

	Energy (8.4%)
	AMEC PLC	United Kingdom	30,160	535
*	Bankers Petroleum, Ltd.	Canada	54,519	225
	BG Group PLC	United Kingdom	44,757	1,037
	BP PLC	United Kingdom	253,351	1,874
	Cairn Energy PLC	United Kingdom	42,064	217
	INPEX Corp.	Japan	241	1,628
	Reliance Industries, Ltd.	India	48,340	710
	Royal Dutch Shell PLC - Class A	Netherlands	90,391	3,157
	Technip SA	France	4,340	511

	Total			9,894

	Financials (21.3%)
	Aeon Credit Service Co., Ltd.	Japan	32,100	505
	AIA Group, Ltd.	Hong Kong	330,200	1,210
	Banco Santander SA	Spain	100,144	771
	Barclays PLC	United Kingdom	544,461	2,049
	BNP Paribas SA	France	36,807	1,746
	China Construction Bank Corp. - Class H	China	796,980	617
	Credit Suisse Group AG	Switzerland	28,716	818
*	GSW Immobilien AG	Germany	10,261	355
	Hang Lung Properties, Ltd.	Hong Kong	225,000	826
	HDFC Bank, Ltd., ADR	India	13,550	462
	Hiscox, Ltd.	Bermuda	73,908	468

	Foreign Common Stocks (97.3%)	Country	Shares	Value $ (000’s)

	Financials continued
	HSBC Holdings PLC	United Kingdom	111,950	993
	ICICI Bank, Ltd.	India	21,586	376
*	ING Groep NV	Netherlands	185,027	1,541
	Julius Baer Group, Ltd.	Switzerland	19,066	770
	KBC Groep NV	Belgium	22,405	562
	Komercni Banka AS	Czech Republic	3,781	753
	Mitsubishi UFJ Financial Group, Inc.	Japan	161,000	801
	PT Bank Mandiri Tbk	Indonesia	396,500	297
	PT Bank Rakyat Indonesia Tbk	Indonesia	398,500	303
	Siam Commercial Bank PCL	Thailand	74,300	345
	Sony Financial Holdings, Inc.	Japan	32,300	574
	Standard Chartered PLC	United Kingdom	89,002	2,221
	Sumitomo Mitsui Financial Group, Inc.	Japan	70,000	2,303
	Swiss Re AG	Switzerland	23,107	1,476
	Westpac Banking Corp.	Australia	90,280	2,047

	Total			25,189

	Health Care (9.2%)
	Bayer AG	Germany	33,236	2,338
	Diagnosticos da America SA	Brazil	77,200	592
	Miraca Holdings, Inc.	Japan	30,500	1,190
	Novartis AG	Switzerland	22,720	1,257
	Rhoen-Klinikum AG	Germany	35,498	713
	Roche Holding AG	Switzerland	15,122	2,632
	Santen Pharmaceutical Co., Ltd.	Japan	37,200	1,589
	Sonova Holding AG	Switzerland	4,714	524

	Total			10,835

	Industrials (11.9%)
	East Japan Railway Co.	Japan	11,000	692
	Glory, Ltd.	Japan	39,400	862
	Hutchison Whampoa, Ltd.	Hong Kong	64,000	639
	JGC Corp.	Japan	52,000	1,611
	Joy Global, Inc.	United States	11,690	859
	Keppel Corp., Ltd.	Singapore	81,400	712
	Legrand SA	France	10,028	369
	Mitsubishi Corp.	Japan	41,800	970
	Outotec OYJ	Finland	5,202	264
	Rolls-Royce Holdings PLC	United Kingdom	77,817	1,011
	Schindler Holding AG	Switzerland	10,618	1,277
	Schneider Electric SA	France	20,624	1,348
	Siemens AG	Germany	18,629	1,878
	Sinotruk Hong Kong, Ltd.	China	369,000	214
	Yamato Holdings Co., Ltd.	Japan	86,400	1,335

	Total			14,041

	Information Technology (6.7%)
	Amadeus IT Holding SA - Class A	Spain	24,029	453
	ASML Holding NV	Netherlands	10,093	504
	Canon, Inc.	Japan	33,300	1,573

Research International Core Portfolio

	Foreign Common Stocks (97.3%)	Country	Shares	Value $ (000’s)

	Information Technology continued
*	Cognizant Technology Solutions Corp. - Class A	United States	8,800	677
	Dassault Systemes SA	France	11,092	1,021
	Nomura Research Institute, Ltd.	Japan	25,800	640
	Samsung Electronics Co., Ltd.	South Korea	222	250
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	348,189	1,002
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	125,107	1,296
	Yahoo! Japan Corp.	Japan	1,674	542

	Total			7,958

	Materials (9.2%)
	Akzo Nobel NV	Netherlands	31,817	1,879
	Chugoku Marine Paints, Ltd.	Japan	43,000	263
	Iluka Resources, Ltd.	Australia	58,126	1,071
	Linde AG	Germany	11,893	2,134
	Newcrest Mining, Ltd.	Australia	20,759	638
	Nippon Paint Co., Ltd.	Japan	47,000	356
	Nufarm, Ltd.	Australia	119,680	595
	Rio Tinto PLC	United Kingdom	36,950	2,037
	Steel Authority of India, Ltd.	India	83,170	154
	Sumitomo Metal Industries, Ltd.	Japan	140,000	283
	Symrise AG	Germany	14,585	422
	Teck Resources, Ltd. - Class B	Canada	26,993	964

	Total			10,796

	Telecommunication Services (5.7%)
	China Unicom Hong Kong, Ltd.	Hong Kong	452,000	762
	KDDI Corp.	Japan	205	1,327
	Koninklijke KPN NV	Netherlands	74,962	825
	Telecom Italia S.p.A.	Italy	251,662	299
	Telecom Italia S.p.A. - Rights	Italy	706,876	695
	Tim Participacoes SA, ADR	Brazil	23,431	756
	Vodafone Group PLC	United Kingdom	747,852	2,060

	Total			6,724

	Utilities (4.2%)
	CEZ AS	Czech Republic	22,089	949
	China Resources Gas Group, Ltd.	Hong Kong	66,000	128
	Fortum OYJ	Finland	36,500	886
	International Power PLC	United Kingdom	161,774	1,048
	Suez Environnement Co.	France	22,780	349
	Tokyo Gas Co., Ltd.	Japan	217,000	1,023
	Tractebel Energia SA	Brazil	31,070	557

	Total			4,940

	Total Foreign Common Stocks
	(Cost: $106,450)			114,848

Preferred Stocks (0.8%)	Country	Shares	Value $ (000’s)

Financials (0.8%)
Itau Unibanco Holding SA, ADR	Brazil	50,120	962

Total			962

Total Preferred Stocks
(Cost: $899)			962

Short-Term Investments (2.3%)

Commercial Banks Non-US (2.3%)
Bank of Nova Scotia, 0.06%, 4/2/12	United States	789,000	789
Barclays US Funding LLC, 0.09%, 4/2/12	United States	1,885,000	1,885

Total			2,674

Total Short-Term Investments
(Cost: $2,674)			2,674

Total Investments (100.4%)
(Cost: $110,023)(a)			118,484

Other Assets, Less
Liabilities (-0.4%)			(502)

Net Assets (100.0%)			117,982

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $110,023 and the net unrealized appreciation of investments based on that cost was $8,461 which is comprised of $11,337 aggregate gross unrealized appreciation and $2,876 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	22.0%
United Kingdom	16.0%
Switzerland	10.2%
France	8.4%
Netherlands	8.4%
Germany	8.0%
Other	27.4%
Total	100.4%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Financials	$24,844	$345	$—
All Others	89,659	—	—
Preferred Stocks	962	—	—
Short-Term Investments	—	2,674	—
Total	$115,465	$3,019	$—

International Equity Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Foreign Common Stocks (97.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.7%)
	Cie Generale des Etablissements Michelin - Class B	France	307,508	22,897
	Hyundai Mobis	South Korea	41,100	10,393
	Kingfisher PLC	United Kingdom	5,583,790	27,392
	Marks & Spencer Group PLC	United Kingdom	3,574,160	21,667
*	Mazda Motor Corp.	Japan	1,955,880	3,426
	Nissan Motor Co., Ltd.	Japan	2,049,480	21,815
	Toyota Motor Corp.	Japan	517,600	22,325

	Total			129,915

	Consumer Staples (3.1%)
	Carrefour SA	France	690,870	16,562
	Tesco PLC	United Kingdom	4,765,470	25,154

	Total			41,716

	Energy (11.9%)
	China Coal Energy Co., Ltd.	China	10,125,740	11,370
	China Shenhua Energy Co., Ltd.	China	2,280,940	9,605
	ENI SPA	Italy	937,925	22,004
	Gazprom OAO, ADR	Russia	991,370	12,263
	Husky Energy, Inc.	Canada	135,410	3,445
	Petroleo Brasileiro SA, ADR	Brazil	359,140	9,539
	Royal Dutch Shell PLC - Class B	United Kingdom	823,095	28,957
	SBM Offshore NV	Netherlands	464,278	9,489
	Statoil ASA	Norway	771,470	20,944
	Talisman Energy, Inc.	Canada	1,011,970	12,723
	Total SA	France	383,328	19,550

	Total			159,889

	Financials (22.3%)
*	Aegon NV	Netherlands	931,090	5,171
	AIA Group, Ltd.	Hong Kong	8,745,800	32,041
	Aviva PLC	United Kingdom	2,395,180	12,700
	AXA SA	France	554,855	9,198
	Bangkok Bank Public Co., Ltd.	Thailand	3,283,700	20,649
	Cheung Kong Holdings, Ltd.	Hong Kong	813,000	10,501
	China Life Insurance Co., Ltd.	China	4,588,000	11,905
*	Credit Suisse Group AG	Switzerland	703,510	20,052
	DBS Group Holdings, Ltd.	Singapore	2,652,000	29,916
	Housing Development Finance Corp., Ltd.	India	47,610	630
	HSBC Holdings PLC	United Kingdom	2,179,337	19,182
	ICICI Bank, Ltd., ADR	India	17,660	616
*	ING Groep NV	Netherlands	1,268,502	10,569
	Intesa Sanpaolo SpA	Italy	4,340,710	7,781
	KB Financial Group, Inc.	South Korea	289,785	10,575
*	Lloyds Banking Group PLC	United Kingdom	6,068,490	3,262
	Muenchener Rueckversicherungs-Gesellschaft AG	Germany	91,780	13,838
	NKSJ Holdings, Inc.	Japan	397,200	8,878

	Foreign Common Stocks (97.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Nomura Holdings, Inc.	Japan	1,533,800	6,782
	Standard Chartered PLC	United Kingdom	370,360	9,241
	Swire Pacific, Ltd.	Hong Kong	1,276,500	14,309
*	Swire Properties, Ltd.	Hong Kong	893,550	2,228
*	Swiss Reinsurance Co., Ltd.	Switzerland	410,402	26,210
*	UBS AG	Switzerland	900,620	12,621

	Total			298,855

	Health Care (13.5%)
*	Basilea Pharmaceutica AG	Switzerland	87,430	4,906
	Bayer AG	Germany	289,790	20,384
*	Elan Corp. PLC, ADR	Ireland	584,050	8,767
	GlaxoSmithKline PLC	United Kingdom	1,355,400	30,276
	Ipsen SA	France	273,750	7,484
	Merck KGaA	Germany	226,340	25,049
	Novartis AG	Switzerland	368,010	20,367
	Roche Holding AG	Switzerland	189,550	32,988
	Sanofi	France	399,495	31,025

	Total			181,246

	Industrials (11.8%)
	Alstom SA	France	102,790	4,011
	BAE Systems PLC	United Kingdom	2,640,080	12,664
	Citic Pacific, Ltd.	China	7,025,050	11,833
	Deutsche Lufthansa AG	Germany	603,100	8,442
	G4S PLC	United Kingdom	1,561,770	6,807
	Hutchison Whampoa, Ltd.	Hong Kong	1,347,983	13,462
*	International Consolidated Airlines Group SA	United Kingdom	1,868,050	5,345
	ITOCHU Corp.	Japan	1,205,020	13,146
	Koninklijke Philips Electronics NV	Netherlands	890,185	18,046
	MAN SE	Germany	32,120	4,277
*	Qantas Airways, Ltd.	Australia	4,001,820	7,399
	Randstad Holding NV	Netherlands	293,300	11,066
	Shanghai Electric Group Co., Ltd.	China	31,604,000	16,076
	Siemens AG	Germany	30,070	3,032
	Siemens AG, ADR	Germany	228,990	23,091

	Total			158,697

	Information Technology (8.0%)
*	Flextronics International, Ltd.	Singapore	1,651,810	11,943
	Samsung Electronics Co., Ltd.	South Korea	23,770	26,748
	Siliconware Precision Industries Co.	Taiwan	12,980,000	15,744
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8,880,235	25,545
	Trend Micro, Inc.	Japan	904,300	27,783

	Total			107,763

	Materials (6.4%)
	Akzo Nobel NV	Netherlands	215,510	12,724
*	BlueScope Steel, Ltd.	Australia	17,195,005	7,035

International Equity Portfolio

	Foreign Common Stocks (97.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	CRH PLC	Ireland	375,350	7,685
	HeidelbergCement AG	Germany	225,360	13,641
	LyondellBasell Industries NV - Class A	Netherlands	186,520	8,142
	POSCO	South Korea	35,870	12,030
	Rexam PLC	United Kingdom	2,633,620	18,034
	Vale SA, ADR	Brazil	269,070	6,105

	Total			85,396

	Telecommunication Services (10.0%)
	China Mobile, Ltd.	Hong Kong	1,984,000	21,832
	China Telecom Corp., Ltd.	China	44,438,000	24,549
	France Telecom SA	France	145,390	2,153
	Singapore Telecommunications, Ltd.	Singapore	10,955,000	27,452
	Telenor ASA	Norway	1,647,540	30,551
*	Turkcell Iletisim Hizmetleri AS	Turkey	1,369,410	7,007
	Vodafone Group PLC	United Kingdom	7,626,743	21,007

	Total			134,551

	Utilities (0.7%)
	Centrais Eletricas Brasileiras SA	Brazil	927,030	8,704

	Total			8,704

	Total Foreign Common Stocks
	(Cost: $1,215,272)			1,306,732

	Total Investments (97.4%)
	(Cost: $1,215,272)(a)			1,306,732

	Other Assets, Less
	Liabilities (2.6%)			35,467

	Net Assets (100.0%)			1,342,199

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,215,272 and the net unrealized appreciation of investments based on that cost was $91,460 which is comprised of $187,934 aggregate gross unrealized appreciation and $96,474 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	18.0%
Switzerland	8.7%
France	8.4%
Germany	8.3%
Japan	7.8%
Hong Kong	7.0%
China	6.4%
Netherlands	5.6%
Singapore	5.2%
Other	22.0%
Total	97.4%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,306,732	$—	$—
Total	$1,306,732	$—	$—

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.4%)
*	Abril Educacao SA	Brazil	11,100	170
	Ajisen China Holdings, Ltd.	Hong Kong	545,000	716
	Anhanguera Educacional Participacoes SA	Brazil	48,000	579
	Arezzo Industria e Comercio SA	Brazil	58,760	1,022
	Cia. Hering	Brazil	39,200	1,013
*	Corporacion GEO SAB de CV - Series B	Mexico	244,280	381
*	Dish TV India, Ltd.	India	855,090	1,073
	Estacio Participacoes SA	Brazil	40,630	439
	Geely Automobile Holdings, Ltd.	Hong Kong	2,935,000	1,141
	GOME Electrical Appliances Holding, Ltd.	Hong Kong	2,569,000	533
	Guangzhou Automobile Group Co., Ltd. - Class H	China	786,000	780
	Kia Motors Corp.	South Korea	38,740	2,534
*	Kroton Educacional SA	Brazil	100,995	1,375
	Li & Fung, Ltd.	Hong Kong	850,000	1,951
	Lojas Renner SA	Brazil	15,500	532
	Mando Corp.	South Korea	8,876	1,304
	Minor International PCL	Thailand	699,300	324
	Mr. Price Group, Ltd.	South Africa	265,970	3,271
	Naspers, Ltd. - Class N	South Africa	49,853	2,801
	PDG Realty SA Empreendimentos e Participacoes	Brazil	136,600	472
	PT Mitra Adiperkasa Tbk	Indonesia	688,500	478
	Sands China, Ltd.	Macau	224,000	874
	Shangri-La Asia, Ltd.	Hong Kong	322,000	702
	Stella International Holdings, Ltd.	Hong Kong	876,000	2,125
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	388,274	466

	Total			27,056

	Consumer Staples (9.3%)
	Arca Continental SAB de CV	Mexico	86,243	412
	BIM Birlesik Magazalar AS	Turkey	12,964	491
	Clicks Group, Ltd.	South Africa	332,080	1,936
	Companhia de Bebidas das Americas, ADR	Brazil	45,540	1,882
	CP ALL PCL	Thailand	553,200	1,175
	Dabur India, Ltd.	India	948,593	1,987
	Dairy Farm International Holdings, Ltd.	Hong Kong	100,800	1,052
	E-Mart Co., Ltd.	South Korea	8,220	1,814
	Hengan International Group Co., Ltd.	China	72,000	725
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	244,784	547
	M Dias Branco SA	Brazil	43,400	1,136
	O’Key Group SA GDR	Luxembourg	258,800	2,353
	Raia Drogasil SA	Brazil	50,100	487

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Tiger Brands, Ltd.	South Africa	38,433	1,349

	Total			17,346

	Energy (9.6%)
*	Bankers Petroleum, Ltd.	Canada	143,845	594
	China Shenhua Energy Co., Ltd. - Class H	China	363,500	1,531
	CNOOC, Ltd.	Hong Kong	831,000	1,708
	Gazprom OAO, ADR	Russia	266,624	3,298
	INPEX Corp.	Japan	227	1,533
	Lamprell PLC	United Arab Emirates	176,860	970
	Petroleo Brasileiro SA, ADR	Brazil	119,894	3,184
	Reliance Industries, Ltd.	India	179,842	2,640
	Tenaris SA, ADR	Luxembourg	28,788	1,101
	Tupras-Turkiye Petrol Rafinerileri AS	Turkey	55,360	1,413

	Total			17,972

	Financials (24.2%)
	Asian Property Development PCL	Thailand	2,834,000	560
	Banco Santander Brasil SA	Brazil	137,300	1,264
	Banco Santander Chile, ADR	Chile	4,866	419
	Bancolombia SA, ADR	Colombia	6,214	402
	Bangkok Bank PCL	Thailand	352,300	2,215
	Bank of China, Ltd. - Class H	China	6,404,000	2,573
	BM&FBOVESPA SA	Brazil	311,200	1,916
	Bolsa Mexicana de Valores SAB de CV	Mexico	561,600	1,136
	Brasil Brokers Participacoes SA	Brazil	293,300	1,255
	Brasil Insurance Participacoes e Administracao SA	Brazil	138,500	1,479
	CETIP SA - Balcao Organizado de Ativos e Derivativos	Brazil	64,000	1,062
	China Construction Bank Corp. - Class H	China	4,084,020	3,161
	China Pacific Insurance Group Co., Ltd. - Class H	China	628,200	1,954
	Chinatrust Financial Holding Co., Ltd.	Taiwan	2,004,895	1,260
	CIMB Group Holdings Bhd	Malaysia	806,700	2,025
	Commercial International Bank Egypt SAE	Egypt	210,400	867
	Credicorp, Ltd.	Bermuda	11,751	1,549
	Erste Group Bank AG	Austria	29,084	671
	First Pacific Co., Ltd.	Hong Kong	924,000	1,023
	Hana Financial Group, Inc.	South Korea	59,620	2,247
	Hang Lung Properties, Ltd.	Hong Kong	393,000	1,442
	Housing Development Finance Corp., Ltd.	India	87,304	1,155
	ICICI Bank, Ltd.	India	64,945	1,131

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Itau Unibanco Holding SA, ADR	Brazil	38,448	738
	Komercni Banka AS	Czech Republic	13,200	2,629
	LPS Brasil - Consultoria de Imoveis SA	Brazil	57,900	1,175
	PT Bank Negara Indonesia Persero Tbk	Indonesia	3,412,331	1,493
	Sberbank of Russia	Russia	1,101,060	3,556
	Standard Chartered PLC	United Kingdom	89,475	2,227
	Turkiye Garanti Bankasi AS	Turkey	220,055	872

	Total			45,456

	Health Care (2.1%)
	Diagnosticos da America SA	Brazil	82,000	629
	Fleury SA	Brazil	95,600	1,262
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	409,200	749
	OdontoPrev SA	Brazil	27,800	472
	Top Glove Corp. Bhd	Malaysia	580,200	852

	Total			3,964

	Industrials (4.3%)
	Alfa SAB de CV - Class A	Mexico	24,180	348
	BEML, Ltd.	India	25,932	328
	Copa Holdings SA - Class A	Panama	7,776	616
	Crompton Greaves, Ltd.	India	184,207	498
	Embraer SA, ADR	Brazil	23,710	758
	Glory, Ltd.	Japan	37,600	823
	Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	12,640	866
	Multiplus SA	Brazil	36,150	745
	Sinotruk Hong Kong, Ltd.	Hong Kong	1,739,000	1,008
	Thermax, Ltd.	India	53,395	485
*	TK Corp.	South Korea	63,147	1,663

	Total			8,138

	Information Technology (17.2%)
	Asustek Computer, Inc.	Taiwan	179,000	1,689
	Cielo SA	Brazil	14,782	501
	CSU Cardsystem SA	Brazil	245,219	595
	Hon Hai Precision Industry Co., Ltd.	Taiwan	927,824	3,600
	HTC Corp.	Taiwan	41,989	849
	Infosys, Ltd., ADR	India	49,543	2,826
*	NICE Systems, Ltd., ADR	Israel	26,698	1,049
	Redecard SA	Brazil	21,500	418
	Samsung Electronics Co., Ltd.	South Korea	8,049	9,057
	Seoul Semiconductor Co., Ltd.	South Korea	32,144	674
	Siliconware Precision Industries Co.	Taiwan	2,589,000	3,140
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,776,290	5,110
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	41,303	631
	Totvs SA	Brazil	30,300	559
	VTech Holdings, Ltd.	Hong Kong	115,200	1,477

	Total			32,175

Foreign Common Stocks (98.2%)	Country	Shares/ $ Par	Value $ (000’s)

Materials (8.0%)
Anhui Conch Cement Co., Ltd. - Class H	China	326,000	1,031
Chugoku Marine Paints, Ltd.	Japan	160,000	980
Companhia Siderurgica Nacional SA, ADR	Brazil	55,200	522
Corporacion Moctezuma SAB de CV	Mexico	146,300	354
Formosa Plastics Corp.	Taiwan	277,000	816
Gerdau SA, ADR	Brazil	60,210	580
Gold Fields, Ltd.	South Africa	71,630	980
Grupo Mexico SAB de CV - Series B	Mexico	243,801	770
Maanshan Iron and Steel Co., Ltd. - Class H	China	1,234,000	356
Mexichem SAB de CV	Mexico	123,300	475
Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	61,403	1,127
MOIL, Ltd.	India	145,237	712
POSCO	South Korea	2,273	762
Steel Authority of India, Ltd.	India	903,723	1,676
Ternium SA, ADR	Luxembourg	29,120	690
Vale SA, ADR	Brazil	136,987	3,196

Total			15,027

Telecommunication Services (7.0%)
America Movil SAB de CV - Series L, ADR	Mexico	98,640	2,449
China Mobile, Ltd.	Hong Kong	94,500	1,040
China Unicom Hong Kong, Ltd.	Hong Kong	372,000	628
China Unicom Hong Kong, Ltd., ADR	Hong Kong	123,991	2,083
Empresa Nacional de Telecomunicaciones SA	Chile	18,261	369
Mobile TeleSystems OAO, ADR	Russia	50,403	924
MTN Group, Ltd.	South Africa	170,782	3,006
PT XL Axiata Tbk	Indonesia	3,585,500	1,980
Tim Participacoes SA, ADR	Brazil	22,209	717

Total			13,196

Utilities (2.1%)
Aguas Andinas SA - Class A	Chile	1,156,958	691
Companhia Energetica de Minas Gerais	Brazil	25,100	600
Enersis SA, ADR	Chile	30,555	617
Manila Water Co., Inc.	Philippines	2,002,000	1,082
Tractebel Energia SA	Brazil	55,685	998

Total			3,988

Total Foreign Common Stocks
(Cost: $172,677)			184,318

Short-Term Investments (2.1%)

Commercial Banks Non-US (2.1%)
Bank of Nova Scotia, 0.06%, 4/2/12	United States	951,000	951

Emerging Markets Equity Portfolio

Short-Term Investments (2.1%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US continued
Barclays US Funding LLC, 0.09%, 4/2/12	United States	2,994,000	2,994

Total			3,945

Total Short-Term Investments
(Cost: $3,945)			3,945

Total Investments (100.3%)
(Cost: $176,622)(a)			188,263

Other Assets, Less
Liabilities (-0.3%)			(516)

Net Assets (100.0%)			187,747

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $176,622 and the net unrealized appreciation of investments based on that cost was $11,641 which is comprised of $22,319 aggregate gross unrealized appreciation and $10,678 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Brazil	18.0%
South Korea	10.7%
Hong Kong	9.9%
Taiwan	9.1%
India	7.7%
South Africa	7.1%
China	6.5%
Other	31.3%
Total	100.3%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$26,732	$324	$—
Consumer Staples	16,171	1,175	—
Financials	44,896	560	—
All Others	94,460	—	—
Short-Term Investments	—	3,945	—
Total	$182,259	$6,004	$—

Money Market Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

Money Market Investments (99.9%)	$ Par	Value $ (000’s)

Autos (11.6%)
American Honda Finance Corp., 0.571%, 6/29/12 144A	3,500,000	3,500
American Honda Finance Corp., 0.723%, 9/26/12 144A	10,000,000	10,000
American Honda Finance Corp., 0.743%, 11/20/12 144A	6,000,000	6,000
Fcar Owner Trust I, 0.22%, 4/9/12	15,000,000	14,999
Toyota Motor Credit Corp., 0.21%, 5/29/12	9,500,000	9,497
Toyota Motor Credit Corp., 0.776%, 2/1/13	10,000,000	10,000

Total		53,996

Commercial Banks Non-US (12.2%)
Bank of Nova Scotia, 0.783%, 10/5/12	8,400,000	8,402
Barclays US Funding LLC, 0.10%, 4/2/12	7,500,000	7,500
Rabobank Financial Corp., 0.16%, 4/10/12	4,000,000	4,000
Royal Bank of Canada, 0.06%, 4/27/12	18,500,000	18,499
Toronto Dominion Holdings USA, 0.10%, 4/13/12	10,000,000	10,000
Toronto Dominion Holdings USA, 0.11%, 4/12/12	8,500,000	8,500

Total		56,901

Commercial Banks US (7.4%)
Bank of America NA, 0.20%, 4/30/12	15,500,000	15,500
BP Capital Markets PLC, 0.669%, 2/8/13	10,000,000	10,000
The Goldman Sachs Group, Inc., 0.65%, 5/25/12	9,000,000	9,000

Total		34,500

Consumer Products/Retailing (4.2%)
eBay, Inc., 0.15%, 6/5/12	19,500,000	19,495

Total		19,495

Federal Government & Agencies (4.0%)
Federal Home Loan Bank, 0.07%, 4/4/12	8,600,000	8,600
Federal Home Loan Bank, 0.095%, 6/8/12	10,000,000	9,998

Total		18,598

Finance Services (7.8%)
Alpine Securitization Corp., 0.18%, 4/3/12	3,000,000	3,000

Money Market Investments (99.9%)	$ Par	Value $ (000’s)

Finance Services continued
Alpine Securitization Corp., 0.18%, 4/5/12	5,000,000	5,000
Alpine Securitization Corp., 0.18%, 4/26/12	10,500,000	10,499
Govco LLC, 0.27%, 4/20/12	7,000,000	6,999
Govco LLC, 0.27%, 4/23/12	6,500,000	6,499
Govco LLC, 0.29%, 5/9/12	2,500,000	2,499
Govco LLC, 0.37%, 5/9/12	2,117,000	2,116

Total		36,612

Governments (25.1%)
US Treasury, 0.375%, 8/31/12	10,000,000	10,010
US Treasury, 0.75%, 5/31/12	30,000,000	30,031
US Treasury, 1.375%, 4/15/12	30,000,000	30,016
US Treasury, 1.375%, 5/15/12	14,000,000	14,022
US Treasury, 1.50%, 7/15/12	14,000,000	14,056
US Treasury, 1.875%, 6/15/12	14,000,000	14,051
US Treasury, 4.75%, 5/31/12	5,000,000	5,038

Total		117,224

Health Care/Pharmaceuticals (4.0%)
Roche Holdings, Inc., 0.04%, 4/16/12	8,000,000	8,000
Roche Holdings, Inc., 0.07%, 5/14/12	4,000,000	3,999
Roche Holdings, Inc., 0.08%, 4/17/12	6,600,000	6,600

Total		18,599

Information Technology (4.0%)
Google, Inc., 0.08%, 4/30/12	9,500,000	9,499
Google, Inc., 0.08%, 5/22/12	9,000,000	8,999

Total		18,498

Machinery (3.9%)
Caterpillar Financial Services Corp., 0.10%, 4/25/12	2,500,000	2,500
Caterpillar, Inc., 0.14%, 4/27/12	10,000,000	9,999
Deere & Co., 0.14%, 5/3/12	5,900,000	5,899

Total		18,398

Money Market Investments (99.9%)	$ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (4.0%)
General Electric Capital, 0.07%, 4/6/12	4,500,000	4,500
General Electric Capital, 0.12%, 4/30/12	4,000,000	4,000
General Electric Co., 0.15%, 6/26/12	10,000,000	9,996

Total		18,496

Personal Credit Institutions (9.9%)
Chariot Funding LLC, 0.13%, 4/11/12	8,500,000	8,500
Chariot Funding LLC, 0.17%, 5/21/12	5,000,000	4,999
Chariot Funding LLC, 0.19%, 5/16/12	5,000,000	4,999
Old Line Funding LLC, 0.13%, 4/16/12	4,500,000	4,500
Old Line Funding LLC, 0.16%, 4/18/12	5,500,000	5,499
Straight-A Funding LLC, 0.10%, 4/2/12	4,000,000	4,000
Straight-A Funding LLC, 0.14%, 4/10/12	5,000,000	5,000
Straight-A Funding LLC, 0.19%, 4/18/12	8,500,000	8,499

Total		45,996

Short Term Business Credit (1.8%)
Sheffield Receivables Corp., 0.18%, 4/18/12	8,500,000	8,499

Total		8,499

Total Money Market Investments
(Cost: $465,812)		465,812

Total Investments (99.9%)
(Cost: $465,812)		465,812

Other Assets, Less
Liabilities (0.1%)		644

Net Assets (100.0%)		466,456

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $19,500 representing 4.2% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$117,224	$—
Corporate Bonds	—	46,902	—
Commercial Paper	—	301,686	—
Total	$—	$465,812	$—

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

Corporate Bonds (26.1%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.5%)
Boeing Capital Corp., 5.80%, 1/15/13	80,000	83
The Boeing Co., 1.875%, 11/20/12	170,000	172
L-3 Communications Corp., 3.95%, 11/15/16	300,000	316
Northrop Grumman Corp., 1.85%, 11/15/15	250,000	253

Total		824

Auto Manufacturing (1.4%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	750,000	753
American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	51
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	500,000	516
FUEL Trust, 4.207%, 4/15/16 144A	400,000	410
PACCAR, Inc., 6.875%, 2/15/14	45,000	50
Toyota Motor Credit Corp., 2.00%, 9/15/16	200,000	204
Toyota Motor Credit Corp., 3.20%, 6/17/15	200,000	212
Volkswagen International Finance NV, 1.625%, 8/12/13 144A	300,000	303

Total		2,499

Banking (7.0%)
Bank of America Corp., 3.625%, 3/17/16	400,000	399
Bank of Montreal, 2.50%, 1/11/17	250,000	255
Bank of Nova Scotia, 2.55%, 1/12/17	250,000	256
Bank of Nova Scotia, 3.40%, 1/22/15	250,000	265
BB&T Corp., 3.20%, 3/15/16	230,000	242
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	400,000	403
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	100,000	103
Cie de Financement Foncier, 2.50%, 9/16/15 144A	150,000	151
Citigroup, Inc., 6.01%, 1/15/15	500,000	543

Corporate Bonds (26.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Citigroup, Inc., 6.50%, 8/19/13	200,000	212
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,012
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	725,000	734
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	375,000	387
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	887
Fifth Third Bancorp, 3.625%, 1/25/16	270,000	284
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	300,000	300
HSBC Bank PLC, 1.625%, 8/12/13 144A	250,000	250
Jefferies Group, Inc., 3.875%, 11/9/15	90,000	89
JPMorgan Chase & Co., 3.15%, 7/5/16	500,000	515
Morgan Stanley, 3.80%, 4/29/16	250,000	243
Nordea Bank AB, 3.125%, 3/20/17 144A	650,000	651
Nordea Bank AB, 4.65%, 5/15/15	262,000	287
PNC Funding Corp., 2.70%, 9/19/16	145,000	149
Regions Financial Corp., 4.875%, 4/26/13	100,000	102
Royal Bank of Canada, 2.30%, 7/20/16	150,000	154
The Royal Bank of Scotland PLC, 4.375%, 3/16/16	200,000	204
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	45,000	44
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	275
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	166
SunTrust Banks, Inc., 3.60%, 4/15/16	450,000	465
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	625,000	646
U.S. Bancorp, 3.442%, 2/1/16	450,000	462
Union Bank NA, 2.125%, 12/16/13	165,000	168
Wells Fargo & Co., 3.676%, 6/15/16	750,000	801

Total		12,104

Corporate Bonds (26.1%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling (1.1%)
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 4/15/15	250,000	268
The Coca-Cola Co., 0.75%, 3/13/15	1,000,000	997
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	172
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	253
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	253

Total		1,943

Cable/Media/Broadcasting/Satellite (0.7%)
Comcast Corp., 4.95%, 6/15/16	250,000	281
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	285,000	299
Discovery Communications LLC, 3.70%, 6/1/15	180,000	193
Time Warner, Inc., 3.15%, 7/15/15	135,000	143
Viacom, Inc., 4.375%, 9/15/14	250,000	269

Total		1,185

Conglomerate/Diversified Manufacturing (0.5%)
The Dow Chemical Co., 5.90%, 2/15/15	325,000	366
United Technologies Corp., 4.875%, 5/1/15	500,000	558

Total		924

Consumer Products (0.2%)
Unilever Capital Corp., 2.75%, 2/10/16	250,000	264

Total		264

Electric Utilities (2.1%)
CenterPoint Energy Houston Electric LLC, 5.75%, 1/15/14	224,000	242
CenterPoint Energy Houston Electric LLC, 7.00%, 3/1/14	95,000	106
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	259
Consumers Energy Co., 5.50%, 8/15/16	500,000	574
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	263

Short-Term Bond Portfolio

Corporate Bonds (26.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Entergy Corp., 4.70%, 1/15/17	340,000	354
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	517
Exelon Corp., 4.90%, 6/15/15	250,000	273
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	286
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	512
PacifiCorp, 5.45%, 9/15/13	250,000	266

Total		3,652

Electronics (0.4%)
Broadcom Corp., 2.375%, 11/1/15	400,000	416
Hewlett-Packard Co., 2.65%, 6/1/16	350,000	355

Total		771

Food Processors (0.7%)
ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	273
H.J. Heinz Co., 5.35%, 7/15/13	250,000	265
Kraft Foods, Inc., 4.125%, 2/9/16	400,000	435
Kraft Foods, Inc., 6.25%, 6/1/12	35,000	35
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	209

Total		1,217

Gas Pipelines (1.3%)
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	288
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	439
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	105
Enterprise Products Operating LLC, 5.60%, 10/15/14	250,000	276
ONEOK Partners LP, 3.25%, 2/1/16	230,000	241
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	187
Spectra Energy Capital LLC, 5.90%, 9/15/13	200,000	212
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	535

Total		2,283

Corporate Bonds (26.1%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals (1.2%)
Amgen, Inc., 2.50%, 11/15/16	500,000	514
Aristotle Holding, Inc., 2.65%, 2/15/17 144A	355,000	359
Express Scripts, Inc., 3.125%, 5/15/16	60,000	62
Medtronic, Inc., 3.00%, 3/15/15	250,000	265
Sanofi-Aventis SA, 1.625%, 3/28/14	400,000	408
Stryker Corp., 3.00%, 1/15/15	135,000	142
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	266

Total		2,016

Independent Finance (0.3%)
General Electric Capital Corp., 2.90%, 1/9/17	250,000	259
International Lease Finance Corp., 5.75%, 5/15/16	165,000	165
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	66
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	32

Total		522

Information/Data Technology (0.3%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	264
Xerox Corp., 4.25%, 2/15/15	250,000	266

Total		530

Life Insurance (0.4%)
American International Group, Inc., 3.65%, 1/15/14	115,000	117
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	253
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	259

Total		629

Machinery (0.1%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	210

Total		210

Metals/Mining (1.8%)
Anglo American Capital PLC, 2.15%, 9/27/13 144A	300,000	303
ArcelorMittal, 4.50%, 2/25/17	165,000	165

	Corporate Bonds (26.1%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Barrick Gold Corp., 2.90%, 5/30/16	500,000	522
	BHP Billiton Finance USA, Ltd., 1.625%, 2/24/17	655,000	652
	Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/1/17	500,000	495
	Teck Resources, Ltd., 3.15%, 1/15/17	165,000	170
	Teck Resources, Ltd., 10.75%, 5/15/19	225,000	279
	Vale Overseas, Ltd., 6.25%, 1/11/16	500,000	567

	Total		3,153

	Oil and Gas (1.7%)
	Anadarko Petroleum Corp., 5.95%, 9/15/16	350,000	404
	BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	517
	BP Capital Markets PLC, 3.125%, 10/1/15	385,000	407
	Cenovus Energy, Inc., 4.50%, 9/15/14	250,000	270
	EnCana Holdings Finance Corp., 5.80%, 5/1/14	105,000	115
	Ensco PLC, 3.25%, 3/15/16	400,000	417
	Marathon Petroleum Corp., 3.50%, 3/1/16	100,000	104
	Noble Holding International, Ltd., 2.50%, 3/15/17	180,000	181
	Talisman Energy, Inc., 5.125%, 5/15/15	245,000	266
	Total Capital International SA, 1.50%, 2/17/17	55,000	54
	Transocean, Inc., 5.05%, 12/15/16	250,000	268

	Total		3,003

	Other Finance (0.6%)
	American Express Credit Corp., 2.75%, 9/15/15	200,000	208
	American Express Credit Corp., 5.125%, 8/25/14	215,000	234
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	350,000	354
	SLM Corp., 6.00%, 1/25/17	250,000	257

	Total		1,053

	Other Holdings (0.2%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	312,156	171

Short-Term Bond Portfolio

	Corporate Bonds (26.1%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings continued
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	137

	Total		308

	Other Services (0.1%)
	Waste Management, Inc., 2.60%, 9/1/16	200,000	205

	Total		205

	Property and Casualty Insurance (0.3%)
	ACE INA Holdings, Inc., 2.60%, 11/23/15	450,000	468

	Total		468

	Real Estate Investment Trusts (1.6%)
	ERP Operating LP, 5.125%, 3/15/16	225,000	247
	ERP Operating LP, 6.584%, 4/13/15	275,000	311
	HCP, Inc., 3.75%, 2/1/16	500,000	516
	Health Care REIT, Inc., 3.625%, 3/15/16	290,000	294
	Simon Property Group LP, 6.75%, 5/15/14	250,000	277
	Vornado Realty LP, 4.25%, 4/1/15	235,000	246
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	350,000	386
	Westfield Trust Finance Australia Property, Ltd., 5.125%, 11/15/14 144A	100,000	107
	World Financial Properties Tower B Corp., 6.91%, 9/1/13 144A	312,387	321

	Total		2,705

	Retail Stores (0.3%)
	Lowe’s Cos., 5.00%, 10/15/15	250,000	281
	Nordstrom, Inc., 6.75%, 6/1/14	145,000	163

	Total		444

	Telecommunications (0.9%)
	America Movil SAB de CV, 2.375%, 9/8/16	75,000	76
	America Movil SAB de CV, 3.625%, 3/30/15	140,000	148
	France Telecom SA, 4.375%, 7/8/14	250,000	267
	Rogers Communications, Inc., 6.375%, 3/1/14	450,000	496
	Telecom Italia Capital SA, 4.95%, 9/30/14	250,000	257
	Telefonica Emisiones SAU, 2.582%, 4/26/13	50,000	50

	Corporate Bonds (26.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications (0.9%)
	Telefonica Emisiones SAU, 5.855%, 2/4/13	200,000	207

	Total		1,501

	Vehicle Parts (0.4%)
	Johnson Controls, Inc., 1.75%, 3/1/14	410,000	417
	Johnson Controls, Inc., 2.60%, 12/1/16	200,000	206

	Total		623

	Total Corporate Bonds
	(Cost: $44,101)		45,036

	Governments (45.6%)

	Governments (45.6%)
	Canada Government International Bond, 0.875%, 2/14/17	850,000	840
	Federal Home Loan Bank, 1.625%, 3/20/13	5,000,000	5,067
	Federal Home Loan Mortgage Corp., 2.25%, 1/23/17	750,000	772
	Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,231
(b)	US Treasury, 0.25%, 12/15/14	18,100,000	17,991
	US Treasury, 0.25%, 1/15/15	5,380,000	5,345
	US Treasury, 0.25%, 2/15/15	500,000	496
(b)	US Treasury, 0.375%, 3/15/15	27,575,000	27,469
	US Treasury, 1.875%, 2/28/14	14,930,000	15,364

	Total Governments
	(Cost: $78,311)		78,575

	Municipal Bonds (0.3%)

	Municipal Bonds (0.3%)
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	318
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	208

	Total		526

	Total Municipal Bonds
	(Cost: $513)		526

Structured Products (25.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, 8/17/15	395,000	401
Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	752
Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	750,000	787
Chrysler Financial Auto Securitization Trust, Series 2008-B, Class B, 6.54%, 11/10/14 144A	750,000	750
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	2,000,000	2,003
Commercial Mortgage Pass-Through Certificate, Series 2001-J2A, Class C, 6.586%, 7/16/34	993,090	1,077
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	240,000	241
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	1,361,000	1,464
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	1,050,000	1,049
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	622,465	627
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.514%, 8/25/20 IO	2,521,364	221
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,996,479	2,031
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	212,051	231
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	1,024,911	1,110
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	229,516	256

Short-Term Bond Portfolio

Structured Products (25.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	229,025	265
Federal National Mortgage Association, Series 2010-95, Class Bk, 1.50%, 2/25/20	2,109,434	2,136
Federal National Mortgage Association, Series 2011-113, Class AG, 2.5%, 11/25/26	2,272,176	2,323
Federal National Mortgage Association, 2.50%, 3/25/27	7,716,350	7,892
Federal National Mortgage Association, 5.00%, 5/1/20	595,408	647
Federal National Mortgage Association, 6.00%, 8/1/22	499,946	542
Federal National Mortgage Association, 6.50%, 8/1/37	674,124	757
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	203
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	2,128,000	2,258
GE Equipment Transportation LLC, Series 2011-1, Class A2, 0.77%, 10/21/13	960,332	960
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	100,000	100
John Deere Owner Trust, Series 2012-A, Class A4, 0.99%, 6/15/15	600,000	598
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	1,069,445	1,112
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A3, 4.719%, 1/15/38	1,490,000	1,563
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	1,000,000	1,080
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	456

	Structured Products (25.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Lehman Large Loan, Series 1997-LLI, Class E, 7.30%, 10/12/34	1,000,000	1,001
	Louisiana Public Facilities Authority, Series 2008-ELL, Class A2, 5.75%, 2/1/19	68,979	77
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	62,811	66
	Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4, 5.619%, 7/12/34	199,940	200
	Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.392%, 6/25/36	3,837,043	3,560
	Sparebank 1 Boligkreditt AS., 2.30%, 6/30/17 144A	550,000	548
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.372%, 6/25/37	1,151,216	1,152
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.372%, 6/25/37	385,170	385
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	18,316	18
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-3, Class A, 4.75%, 4/25/19	1,752,769	1,806

	Total Structured Products
	(Cost: $44,150)		44,705

	Short-Term Investments (1.7%)

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.09%, 5/30/12	800,000	800

	Total		800

	Finance Services (0.3%)
(b)	Govco LLC, 0.25%, 4/3/12	500,000	500

	Total		500

	Oil and Gas (0.6%)
(b)	E. I. du Pont de Nemours & Co., 0.13%, 4/11/12	1,000,000	1,000

	Total		1,000

	Short-Term Investments (1.7%)	Shares/ $ Par	Value $ (000’s)

	Restaurants (0.3%)
(b)	Darden Restaurants, Inc., 0.27%, 4/2/12	600,000	600

	Total		600

	Total Short-Term Investments
	(Cost: $2,900)		2,900

	Total Investments (99.6%)
	(Cost: $169,975)(a)		171,742

	Other Assets, Less
	Liabilities (0.4%)		678

	Net Assets (100.0%)		172,420

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $16,829 representing 9.8% of the net assets.

IO — Interest Only Security

GO — General Obligation

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $169,975 and the net unrealized appreciation of investments based on that cost was $1,767 which is comprised of $2,055 aggregate gross unrealized appreciation and $288 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2012, $28,249)	229	6/02	$188
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2012, $570)	4	6/02	19
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2012, $6,013)	46	6/12	57
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2012, $12,330)	56	6/12	(2)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2012, $317)	2	6/12	15

(f)	Foreign Bond — par value is foreign denominated

—Morgan Stanley – Mexican Pesos

(h)	Forward foreign currency contracts outstanding on March 31, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	377	5/12	$—	$(1)	$(1)

					$—	$(1)	$(1)

BRL — Brazilian Real

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$78,575	$—
Foreign Bonds	—	308	—
Municipal Bonds	—	526	—
Corporate Bonds	—	44,728	—
Structured Products	—	44,705	—
Short-Term Investments	—	2,900	—
Other Financial Instruments^
Futures	279	—	—
Liabilities:
Other Financial Instruments^
Futures	(2)	—	—
Forward Currency Contracts	—	(1)	—
Total	$277	$171,741	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.4%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	845
Boeing Capital Corp., 2.125%, 8/15/16	745,000	770
The Boeing Co., 1.875%, 11/20/12	510,000	515
Goodrich Corp., 4.875%, 3/1/20	250,000	283
L-3 Communications Corp., 5.20%, 10/15/19	950,000	1,015
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,156
Lockheed Martin Corp., 3.35%, 9/15/21	315,000	315
Lockheed Martin Corp., 6.15%, 9/1/36	235,000	282
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	607
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	650,000	504

Total		6,292

Auto Manufacturing (0.6%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	1,520,000	1,526
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	170,000	175
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,910,000	1,988
Daimler Finance North America LLC, 3.875%, 9/15/21 144A	860,000	880
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,442
PACCAR, Inc., 6.875%, 2/15/14	140,000	156
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,800,000	1,835
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,107

Total		9,109

Banking (5.0%)
ABN Amro Bank NV, 2.323%, 1/30/14 144A	8,500,000	8,522
Bank of America Corp., 3.625%, 3/17/16	885,000	883
Bank of America Corp., 3.75%, 7/12/16	335,000	337
Bank of America Corp., 5.75%, 12/1/17	985,000	1,056

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Bank of Montreal, 2.50%, 1/11/17	1,835,000	1,871
The Bank of New York Mellon Corp., 3.55%, 9/23/21	2,025,000	2,074
Barclays Bank PLC, 5.00%, 9/22/16	125,000	134
Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	175
BNP Paribas, 7.195%, 12/31/49 144A	200,000	177
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	4,700,000	4,729
Cie de Financement Foncier, 2.50%, 9/16/15 144A	930,000	937
Citigroup, Inc., 3.953%, 6/15/16	6,155,000	6,325
Citigroup, Inc., 5.875%, 1/30/42	385,000	399
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	580
Credit Suisse of New York, 4.375%, 8/5/20	2,280,000	2,370
Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	5,323
Fifth Third Bancorp, 3.625%, 1/25/16	1,215,000	1,280
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	2,985,000	2,984
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	120,000	129
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,515,000	1,594
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,203
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	71
HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	32
HSBC Holdings PLC, 4.00%, 3/30/22	1,205,000	1,194
HSBC Holdings PLC, 5.10%, 4/5/21	875,000	946
JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	7,103
JPMorgan Chase & Co., 4.50%, 1/24/22	640,000	666
JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	833

	Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	113
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	144
	Lloyds TSB Bank PLC, 2.911%, 1/24/14	5,000,000	4,980
	Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,110,000	3,392
	Morgan Stanley, 2.875%, 7/28/14	1,100,000	1,095
	Morgan Stanley, 3.80%, 4/29/16	1,175,000	1,144
	Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	467
	The Northern Trust Co., 5.85%, 11/9/17	250,000	293
	PNC Funding Corp., 2.70%, 9/19/16	330,000	340
	PNC Funding Corp., 4.375%, 8/11/20	750,000	814
	The Royal Bank of Scotland PLC, 6.125%, 1/11/21	855,000	915
	Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	305,000	298
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	979
	State Street Corp., 2.875%, 3/7/16	585,000	610
	SunTrust Banks, Inc., 3.50%, 1/20/17	925,000	943
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	641
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,094
	UBS Preferred Funding Trust V, 6.243%, 12/31/49	170,000	164
	Union Bank, 3.00%, 6/6/16	265,000	274
	USB Capital XIII Trust, 6.625%, 12/15/39	415,000	419
	Wachovia Corp., 5.75%, 2/1/18	280,000	326
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	—
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	—
	Wells Fargo & Co., 2.625%, 12/15/16	1,815,000	1,856
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,164

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wells Fargo & Co., 7.98%, 12/31/49	250,000	272

Total		76,664

Basic Materials (0.1%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	615,000	637
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	670,000	698

Total		1,335

Beverage/Bottling (0.9%)
Anheuser-Busch Cos. LLC, 4.50%, 4/1/18	40,000	45
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	200,000	237
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,387
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	1,911
The Coca-Cola Co., 1.65%, 3/14/18	1,200,000	1,190
The Coca-Cola Co., 3.15%, 11/15/20	1,170,000	1,222
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	637
PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,633
PepsiCo, Inc., 7.90%, 11/1/18	345,000	464
Pernod-Ricard SA, 4.25%, 7/15/22 144A	190,000	191
Pernod-Ricard SA, 4.45%, 1/15/22 144A	195,000	198
Pernod-Ricard SA, 5.50%, 1/15/42 144A	220,000	221
Pernod-Ricard SA, 5.75%, 4/7/21 144A	2,140,000	2,370
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	920,000	936
SABMiller Holdings, Inc., 4.95%, 1/15/42 144A	845,000	875

Total		13,517

Cable/Media/Broadcasting/Satellite (0.7%)
Comcast Corp., 5.875%, 2/15/18	800,000	947
Comcast Corp., 6.95%, 8/15/37	500,000	633
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	840,000	882

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	150,000	158
Discovery Communications LLC, 5.05%, 6/1/20	326,000	368
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,042
Historic TW, Inc., 6.875%, 6/15/18	180,000	221
NBCUniversal Media LLC, 2.875%, 4/1/16	890,000	925
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	836
News America, Inc., 4.50%, 2/15/21	1,660,000	1,770
News America, Inc., 6.90%, 8/15/39	170,000	201
TCI Communications, Inc., 8.75%, 8/1/15	735,000	905
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	1,042
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	918
Videotron Ltee, 5.00%, 7/15/22 144A	600,000	594

Total		11,442

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 4.25%, 11/15/20	1,505,000	1,575
Eastman Chemical Co., 7.25%, 1/15/24	110,000	133
Monsanto Co., 5.125%, 4/15/18	55,000	64

Total		1,772

Consumer Products (0.0%)
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	575

Total		575

Electric Utilities (2.2%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	693
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,247
Ameren Corp., 8.875%, 5/15/14	350,000	397
Appalachian Power Co., 4.60%, 3/30/21	590,000	644
Arizona Public Service Co., 5.05%, 9/1/41	535,000	570
Arizona Public Service Co., 8.75%, 3/1/19	115,000	149
Bruce Mansfield Unit, 6.85%, 6/1/34	402,425	430
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	358

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	441
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	610
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	120
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	168
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	189
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,144
The Detroit Edison Co., 3.45%, 10/1/20	635,000	663
The Detroit Edison Co., 5.45%, 2/15/35	105,000	114
DTE Energy Co., 6.375%, 4/15/33	415,000	505
Duke Energy Corp., 6.25%, 6/15/18	50,000	60
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,247
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	493
Entergy Corp., 4.70%, 1/15/17	1,050,000	1,094
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	673
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	534
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,740,000	1,731
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	207,802	210
Mississippi Power Co., 4.75%, 10/15/41	970,000	994
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	615,000	701
Nevada Power Co., 5.95%, 3/15/16	165,000	189
Nextera Energy, Inc., 4.50%, 6/1/21	1,105,000	1,173
NSTAR, 4.50%, 11/15/19	55,000	60
NV Energy, Inc., 6.25%, 11/15/20	535,000	581
Ohio Edison Co., 6.875%, 7/15/36	130,000	160
Ohio Power Co., 5.375%, 10/1/21	600,000	688
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,813
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	357
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,248
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	226
PPL Electric Utilities Corp., 3.00%, 9/15/21	235,000	236

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	168
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	814
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	598
Public Service Co. of New Mexico, 5.35%, 10/1/21	650,000	654
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	725
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,033
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	465
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	219
SCANA Corp., 4.125%, 2/1/22	660,000	660
Sempra Energy, 2.30%, 4/1/17	1,020,000	1,032
Sempra Energy, 6.15%, 6/15/18	215,000	256
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	323
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,137
Tampa Electric Co., 5.40%, 5/15/21	95,000	110
Tampa Electric Co., 6.10%, 5/15/18	1,420,000	1,711
Union Electric Co., 6.40%, 6/15/17	140,000	168
Union Electric Co., 6.70%, 2/1/19	195,000	240
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	977
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	71

Total		34,271

Electronics (0.4%)
Hewlett-Packard Co., 2.125%, 9/13/15	1,430,000	1,441
Hewlett-Packard Co., 3.00%, 9/15/16	910,000	935
Hewlett-Packard Co., 3.75%, 12/1/20	130,000	130
Hewlett-Packard Co., 4.30%, 6/1/21	1,120,000	1,142
Hewlett-Packard Co., 4.65%, 12/9/21	895,000	936
International Business Machines Corp., 1.95%, 7/22/16	540,000	554
International Business Machines Corp., 2.00%, 1/5/16	980,000	1,006

Total		6,144

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Food Processors (0.5%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	377
General Mills, Inc., 3.15%, 12/15/21	900,000	901
Kellogg Co., 3.25%, 5/21/18	375,000	396
Kraft Foods, Inc., 6.125%, 2/1/18	1,015,000	1,218
Kraft Foods, Inc., 6.50%, 8/11/17	1,250,000	1,508
Kraft Foods, Inc., 6.50%, 2/9/40	1,485,000	1,827
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,075

Total		7,302

Gas Pipelines (0.9%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	139
El Paso Corp., 7.00%, 6/15/17	420,000	468
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,815,000	1,882
Energy Transfer Partners LP, 4.65%, 6/1/21	460,000	469
Energy Transfer Partners LP, 6.05%, 6/1/41	1,205,000	1,216
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	504
Enterprise Products Operating LLC, 3.20%, 2/1/16	880,000	926
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	1,270,000	1,483
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	1,150,000	1,262
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	220
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,518
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	526
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/1/42	1,215,000	1,187
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	262
Spectra Energy Partners LP, 2.95%, 6/15/16	455,000	467
Williams Partners LP, 4.00%, 11/15/21	225,000	227
Williams Partners LP, 4.125%, 11/15/20	90,000	93

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continuted
Williams Partners LP, 5.25%, 3/15/20	740,000	816

Total		13,665

Health Care/Pharmaceuticals (1.1%)
Amgen, Inc., 3.875%, 11/15/21	1,500,000	1,536
Aristotle Holding, Inc., 2.65%, 2/15/17 144A	545,000	551
Aristotle Holding, Inc., 3.50%, 11/15/16 144A	900,000	940
Aristotle Holding, Inc., 3.90%, 2/15/22 144A	285,000	288
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	295,000	315
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	525,000	562
Express Scripts, Inc., 3.125%, 5/15/16	220,000	229
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	620,000	639
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	465,000	478
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	561
HCA, Inc., 5.875%, 3/15/22	1,500,000	1,502
HCA, Inc., 6.50%, 2/15/20	1,015,000	1,066
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,258
Merck & Co., Inc., 3.875%, 1/15/21	1,145,000	1,257
Merck & Co., Inc., 4.75%, 3/1/15	500,000	556
Merck & Co., Inc., 5.75%, 11/15/36	250,000	309
Merck & Co., Inc., 6.40%, 3/1/28	125,000	160
Pfizer, Inc., 5.35%, 3/15/15	450,000	509
Roche Holdings, Inc., 6.00%, 3/1/19 144A	590,000	719
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,832
Wyeth LLC, 5.50%, 2/15/16	35,000	40
Wyeth LLC, 5.95%, 4/1/37	835,000	1,058

Total		16,365

Independent Finance (0.5%)
American International Group, Inc., 5.60%, 10/18/16	635,000	688
General Electric Capital Corp., 2.90%, 1/9/17	3,000,000	3,112
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,213

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Independent Finance continued
International Lease Finance Corp., 5.75%, 5/15/16	335,000	335

Total		8,348

Information/Data Technology (0.2%)
Fidelity National Information Services, Inc., 5.00%, 3/15/22 144A	1,500,000	1,477
Oracle Corp., 3.875%, 7/15/20	1,190,000	1,310
Xerox Corp., 4.25%, 2/15/15	400,000	425

Total		3,212

Life Insurance (0.6%)
American International Group, Inc., 4.875%, 9/15/16	1,210,000	1,280
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,279
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,403
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,174
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	470
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	155
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	2,062
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	667

Total		8,490

Machinery (0.1%)
Caterpillar, Inc., 3.90%, 5/27/21	805,000	882

Total		882

Metals/Mining (0.8%)
ArcelorMittal, 5.50%, 3/1/21	680,000	667
ArcelorMittal, 6.125%, 6/1/18	585,000	615
Barrick Gold Corp., 2.90%, 5/30/16	625,000	652
Barrick Gold Corp., 3.85%, 4/1/22 144A	1,210,000	1,209
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	458
BHP Billiton Finance USA, Ltd., 1.625%, 2/24/17	1,330,000	1,323

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining continued
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	1,125,000	1,081
Newmont Mining Corp., 3.50%, 3/15/22	1,515,000	1,460
Newmont Mining Corp., 6.25%, 10/1/39	245,000	272
Rio Tinto Finance USA, Ltd., 3.50%, 3/22/22	1,290,000	1,292
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	950
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	304
Teck Resources, Ltd., 3.00%, 3/1/19	335,000	331
Teck Resources, Ltd., 10.75%, 5/15/19	197,000	245
Vale Overseas, Ltd., 5.625%, 9/15/19	760,000	849

Total		11,708

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.80%, 2/1/42	1,530,000	1,633

Total		1,633

Oil & Gas Field Machines and Services (0.3%)
Nabors Industries, Inc., 4.625%, 9/15/21	1,245,000	1,299
Noble Holding International, Ltd., 3.95%, 3/15/22	1,535,000	1,534
Noble Holding International, Ltd., 5.25%, 3/15/42	295,000	293
Transocean, Inc., 6.375%, 12/15/21	960,000	1,080
Weatherford International, Ltd., 5.95%, 4/15/42	605,000	601

Total		4,807

Oil and Gas (1.8%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,355
BP Capital Markets PLC, 3.561%, 11/1/21	485,000	499
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	324
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,192
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	705
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	160
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	308
ConocoPhillips, 6.00%, 1/15/20	2,345,000	2,906

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Continental Resources, Inc., 5.00%, 9/15/22 144A	900,000	905
Encana Corp., 3.90%, 11/15/21	2,325,000	2,263
EnCana Corp., 6.50%, 2/1/38	325,000	347
Ensco PLC, 4.70%, 3/15/21	880,000	949
EOG Resources, Inc., 4.40%, 6/1/20	340,000	375
Hess Corp., 5.60%, 2/15/41	585,000	636
Husky Energy, Inc., 7.25%, 12/15/19	195,000	241
Marathon Oil Corp., 6.60%, 10/1/37	130,000	156
Nabors Industries, Inc., 6.15%, 2/15/18	960,000	1,120
Newfield Exploration Co., 6.875%, 2/1/20	1,770,000	1,854
Noble Energy, Inc., 4.15%, 12/15/21	305,000	312
Noble Energy, Inc., 6.00%, 3/1/41	425,000	471
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	429
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	228
Petro-Canada, 6.05%, 5/15/18	480,000	572
QEP Resources, Inc., 5.375%, 10/1/22	600,000	595
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,611
Southwestern Energy Co., 4.10%, 3/15/22 144A	755,000	748
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	271
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,037
Total Capital International SA, 1.50%, 2/17/17	480,000	467
Total Capital SA, 4.45%, 6/24/20	1,440,000	1,559
Valero Energy Corp., 6.125%, 2/1/20	585,000	672

Total		27,267

Other Finance (0.6%)
American Express Co., 6.15%, 8/28/17	875,000	1,028
American Express Credit Corp., 2.375%, 3/24/17	205,000	205
American Express Credit Corp., 5.125%, 8/25/14	760,000	827
CVS Pass-Through Trust, 6.036%, 12/10/28	834,180	915
The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	645,000	662

Select Bond Portfolio

	Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

	Other Finance continued
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	2,070,000	2,093
	SLM Corp., 6.00%, 1/25/17	770,000	793
	SLM Corp., 7.25%, 1/25/22	1,550,000	1,619
	SLM Corp., 8.00%, 3/25/20	570,000	616
	USAA Capital Corp., 2.24%, 3/30/12	—	—

	Total		8,758

	Other Holdings (0.3%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	5,878,936	3,228
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	3,665,000	2,005

	Total		5,233

	Other Services (0.2%)
	American Tower Corp., 4.625%, 4/1/15	295,000	314
	American Tower Corp., 7.00%, 10/15/17	300,000	350
	Republic Services, Inc., 3.80%, 5/15/18	1,490,000	1,600
	Republic Services, Inc., 5.25%, 11/15/21	515,000	587
	Waste Management, Inc., 4.60%, 3/1/21	655,000	719

	Total		3,570

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	1,430,000	1,596
	Georgia-Pacific LLC, 7.75%, 11/15/29	90,000	112

	Total		1,708

	Railroads (0.3%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,950,000	1,917
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	604
	Canadian National Railway Co., 5.85%, 11/15/17	120,000	143
	CSX Corp., 5.60%, 5/1/17	725,000	835
	Norfolk Southern Corp., 5.64%, 5/17/29	1,135,000	1,304

	Total		4,803

	Real Estate Investment Trusts (1.2%)
	AvalonBay Communities, Inc., 3.95%, 1/15/21	970,000	994
	Boston Properties LP, 3.70%, 11/15/18	175,000	181
	BRE Properties, Inc., 5.20%, 3/15/21	810,000	868
	BRE Properties, Inc., 5.50%, 3/15/17	360,000	397

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Colonial Realty LP, 6.05%, 9/1/16	255,000	275
Developers Diversified Realty Corp., 4.75%, 4/15/18	2,050,000	2,124
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,146
ERP Operating LP, 4.625%, 12/15/21	1,210,000	1,274
HCP, Inc., 3.75%, 2/1/16	520,000	536
HCP, Inc., 3.75%, 2/1/19	335,000	333
HCP, Inc., 5.375%, 2/1/21	455,000	490
HCP, Inc., 6.00%, 1/30/17	290,000	322
HCP, Inc., 6.70%, 1/30/18	170,000	196
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	447
Health Care REIT, Inc., 4.125%, 4/1/19	1,505,000	1,493
Simon Property Group LP, 4.75%, 3/15/42	1,215,000	1,159
Simon Property Group LP, 5.65%, 2/1/20	470,000	538
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	420,000	408
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	2,010,000	2,028
Vornado Realty LP, 4.25%, 4/1/15	750,000	786
Vornado Realty LP, 5.00%, 1/15/22	1,210,000	1,236
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	359
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	85,000	94

Total		17,684

Restaurants (0.2%)
Darden Restaurants, Inc., 4.50%, 10/15/21	950,000	975
Darden Restaurants, Inc., 6.20%, 10/15/17	540,000	609
Yum! Brands, Inc., 3.75%, 11/1/21	630,000	639
Yum! Brands, Inc., 3.875%, 11/1/20	560,000	579

Total		2,802

Retail Food and Drug (0.3%)
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,762
Delhaize Group SA, 5.70%, 10/1/40	570,000	527
The Kroger Co., 7.50%, 4/1/31	735,000	938
Safeway, Inc., 6.35%, 8/15/17	1,770,000	2,060

Total		5,287

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Retail Stores (0.8%)
The Home Depot, Inc., 4.40%, 4/1/21	250,000	280
The Home Depot, Inc., 5.40%, 3/1/16	250,000	289
The Home Depot, Inc., 5.875%, 12/16/36	585,000	701
Limited Brands, Inc., 5.625%, 2/15/22	1,200,000	1,211
Lowe’s Cos., Inc., 3.80%, 11/15/21	200,000	212
Lowe’s Cos., Inc., 5.125%, 11/15/41	235,000	256
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	565,000	567
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	1,640,000	1,882
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	80,000	90
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	1,160,000	1,365
Nordstrom, Inc., 6.25%, 1/15/18	330,000	403
Nordstrom, Inc., 7.00%, 1/15/38	225,000	301
Target Corp., 6.50%, 10/15/37	405,000	524
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	479
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	769
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	419
Wal-Mart Stores, Inc., 4.875%, 7/8/40	625,000	682
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,791

Total		12,221

Telecommunications (1.2%)
America Movil SAB de CV, 2.375%, 9/8/16	705,000	714
America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,696
AT&T Corp., 8.00%, 11/15/31	1,470,000	2,065
AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,384
AT&T, Inc., 5.55%, 8/15/41	2,260,000	2,505
CenturyLink, Inc., 5.15%, 6/15/17	665,000	686
Qwest Corp., 6.50%, 6/1/17	920,000	1,040
Qwest Corp., 8.375%, 5/1/16	155,000	185
Rogers Communications, Inc., 6.375%, 3/1/14	625,000	688
Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	852
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	3,598
Verizon Communications, Inc., 6.25%, 4/1/37	425,000	504

Select Bond Portfolio

	Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,437
	Vodafone Group PLC, 5.375%, 1/30/15	40,000	45
	Windstream Corp., 7.75%, 10/15/20	890,000	952

	Total		18,351

	Vehicle Parts (0.1%)
	Johnson Controls, Inc., 5.25%, 12/1/41	1,200,000	1,262

	Total		1,262

	Total Corporate Bonds
	(Cost: $328,599)		346,479

	Governments (31.0%)

	Governments (31.0%)
	Canada Government International Bond, 0.875%, 2/14/17	7,500,000	7,409
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,384
	Overseas Private Investment Corp., 4.10%, 11/15/14	866,640	906
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,811
	US Department of Housing & Urban Development, 6.08%, 8/1/13	480,000	481
	US Department of Housing & Urban Development, 6.17%, 8/1/14	510,000	519
	US Treasury, 0.125%, 12/31/13	43,825,000	43,674
	US Treasury, 0.25%, 1/31/14	37,735,000	37,681
(g)	US Treasury, 0.25%, 12/15/14	11,945,000	11,873
	US Treasury, 0.25%, 2/15/15	2,500,000	2,482
	US Treasury, 0.375%, 11/15/14	37,755,000	37,661
	US Treasury, 1.375%, 11/30/18	25,700,000	25,457
	US Treasury, 1.375%, 2/28/19	81,600,000	80,440
	US Treasury, 1.875%, 2/28/14	51,600,000	53,100
	US Treasury, 2.00%, 2/15/22	850,000	834
	US Treasury, 3.125%, 11/15/41	23,620,000	22,657
	US Treasury, 3.75%, 8/15/41	17,005,000	18,384
	US Treasury, 4.50%, 2/15/36	11,845,000	14,458
	US Treasury, 5.375%, 2/15/31	21,410,000	28,797

	Governments (31.0%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	7,899,310	8,087
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	2,233,380	2,238
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,371,173	5,255
	US Treasury Note, 0.25%, 2/28/14	7,225,000	7,214
(g)	US Treasury Note, 0.875%, 2/28/17	59,040,000	58,625

	Total Governments
	(Cost: $473,033)		474,427

	Municipal Bonds (1.9%)

	Municipal Bonds (1.9%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	2,097
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	131
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,735
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	572
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	1,013
	Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, GO OF AUTH	1,140,000	1,213
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,948
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	2,125
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	339
	The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	337
	Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,124
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	358

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	769
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,970,000	4,177
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,096
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	767
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	211
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	1,510,000	1,610
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,288
State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,233
State of California, Series 2010, 7.60%, 11/1/40 GO	555,000	727
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,099
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	575
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,542

Total Municipal Bonds
(Cost: $25,557)		29,086

Structured Products (43.3%)

Structured Products (43.3%)
Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, 8/17/15	3,665,000	3,717
Ally Auto Receivables Trust, Series 2009-B, Class C, 4.06%, 5/16/16 144A	4,810,000	5,005
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.334%, 2/14/43 IO	18,309,959	205

Select Bond Portfolio

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,224,753	1,072
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,475,571	1,029
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.302%, 1/25/37	639,401	272
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.332%, 5/25/37	828,644	452
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.933%, 7/10/45	7,000,000	7,658
Bear Stearns Commercial Mortgage Securities Trust, Series 2002-PBW1, Class B, 4.87%, 11/11/35	1,900,000	1,920
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	3,414,796	3,546
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	9,275,000	9,660
Citigroup Commercial Mortgage Trust, , , 5.737%, 6/14/50	8,150,000	9,120
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	500,378	511
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	337,039	342
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	1,400,000	1,402
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,335,000	2,341
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	2,820,000	2,830
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,639
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	1,791,344	1,640

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,685,132	1,515
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	8,060,000	8,049
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.808%, 2/15/31 IO	8,229,105	179
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.469%, 10/15/30 IO 144A	5,170,728	78
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	7,216,063	7,270
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.514%, 8/25/20 IO	26,823,908	2,356
Federal Home Loan Mortgage Corp., 3.00%, 4/1/12	3,215,000	3,324
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	4,243,163	4,440
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	783,363	820
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	957,570	1,002
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,364,923	1,404
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	2,226,464	2,284
Federal Home Loan Mortgage Corp., Series K009, Class A2, 3.808%, 8/25/20	5,540,000	5,984
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	532,383	567
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	619,923	655
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	669,718	708
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	7,811,715	8,253
Federal Home Loan Mortgage Corp., 4.00%, 9/1/25	507,210	536

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	3,389,515	3,609
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	7,615,739	7,974
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	6,799,920	7,120
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	23,146,294	24,247
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	11,993,372	12,565
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	4,655,919	4,878
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	2,255,041	2,363
Federal Home Loan Mortgage Corp., 4.00%, 1/1/42	10,310,372	10,802
Federal Home Loan Mortgage Corp., Series K010, Class A2, 4.333%, 10/25/20	5,025,000	5,601
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	679,364	739
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	1,534,454	1,645
Federal Home Loan Mortgage Corp., 4.50%, 4/1/27	935,000	997
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	637,517	667
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	1,343,124	1,416
Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	38,592	41
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	97,054	103
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	197,870	210
Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	9,108,406	9,664
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	12,530,742	13,295
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,779,229	1,904

Select Bond Portfolio

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	8,050,047	8,541
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,635,790	2,818
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	108,900	116
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	9,909,630	10,514
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	389,043	413
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	611,482	649
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	5,116,392	5,428
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	18,111,173	19,215
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	147,434	156
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,029,271	1,112
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	208,626	227
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	784,115	853
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	617,162	667
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	235,056	253
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	3,241,862	3,549
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,211,983	1,327
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	11,314,596	12,388
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	8,252,463	8,895
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	141,459	155
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,362,005	1,491
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	6,462,254	6,960

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	2,999,100	3,231
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	159,971	174
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	249,258	269
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	756,788	816
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	5,679,082	6,126
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	292,360	317
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	934,920	1,020
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	189,570	207
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,349,040	1,473
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	318,405	345
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	1,068,666	1,156
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,045,178	1,141
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	2,899,292	3,180
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	2,868,307	3,146
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	652,427	710
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	3,009,404	3,365
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	368,420	376
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,170,530	1,304
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	318,143	351
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	30,164	33

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	132,461	146
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	782,987	865
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	255,559	282
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	4,259,379	4,703
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	629,043	695
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	458,528	506
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	7,185,000	7,955
Federal Home Loan Mortgage Corp. TBA, 3.50%, 5/1/41	5,820,000	5,945
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/27	945,000	998
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/41	6,190,000	6,471
Federal Home Loan Mortgage Corp. TBA, 4.50%, 4/1/40	3,755,000	3,981
Federal Home Loan Mortgage Corp. TBA, 5.00%, 4/1/40	4,205,000	4,527
Federal National Mortgage Association, 3.00%, 4/1/12	4,700,000	4,865
Federal National Mortgage Association, 3.00%, 5/1/27	960,000	991
Federal National Mortgage Association, 3.50%, 1/1/26	788,490	828
Federal National Mortgage Association, 3.50%, 4/1/26	2,290,462	2,404
Federal National Mortgage Association, 3.50%, 9/1/26	3,114,781	3,270
Federal National Mortgage Association, 3.50%, 11/1/41	1,305,244	1,342
Federal National Mortgage Association, 3.50%, 12/1/41	1,344,768	1,382
Federal National Mortgage Association, 3.50%, 2/1/42	7,090,311	7,290
Federal National Mortgage Association, 3.73%, 4/1/18	7,398,860	8,004

Select Bond Portfolio

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.00%, 6/1/19	325,849	348
Federal National Mortgage Association, 4.00%, 4/1/26	1,274,499	1,362
Federal National Mortgage Association, 4.00%, 5/1/26	1,997,030	2,122
Federal National Mortgage Association, 4.50%, 6/1/19	2,580,175	2,826
Federal National Mortgage Association, 4.50%, 8/1/19	319,431	343
Federal National Mortgage Association, 4.50%, 12/1/19	219,561	240
Federal National Mortgage Association, 4.50%, 7/1/20	670,392	726
Federal National Mortgage Association, 4.50%, 9/1/20	1,352,789	1,453
Federal National Mortgage Association, 4.50%, 9/1/24	1,895,599	2,030
Federal National Mortgage Association, 4.50%, 11/1/40	3,220,508	3,430
Federal National Mortgage Association, 4.50%, 1/1/41	3,135,325	3,378
Federal National Mortgage Association, 4.50%, 2/1/41	12,723,901	13,570
Federal National Mortgage Association, 4.50%, 3/1/41	484,577	519
Federal National Mortgage Association, 4.50%, 4/1/41	435,812	465
Federal National Mortgage Association, 4.50%, 5/1/41	18,945,552	20,216
Federal National Mortgage Association, 5.00%, 3/1/20	861,770	943
Federal National Mortgage Association, 5.00%, 4/1/20	313,340	343
Federal National Mortgage Association, 5.00%, 5/1/20	3,478,220	3,792
Federal National Mortgage Association, 5.00%, 5/1/23	1,575,785	1,705
Federal National Mortgage Association, 5.00%, 3/1/34	346,079	381
Federal National Mortgage Association, 5.00%, 4/1/35	1,056,628	1,175

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 7/1/35	1,962,294	2,181
Federal National Mortgage Association, 5.00%, 10/1/35	1,353,007	1,504
Federal National Mortgage Association, 5.00%, 2/1/38	1,029,809	1,113
Federal National Mortgage Association, 5.00%, 3/1/38	11,568,917	12,528
Federal National Mortgage Association, 5.00%, 3/1/39	5,397,663	5,835
Federal National Mortgage Association, 5.00%, 6/1/39	407,501	441
Federal National Mortgage Association, 5.00%, 4/1/41	10,579,336	11,433
Federal National Mortgage Association, 5.32%, 4/1/14	1,593,912	1,683
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	5,581,354	5,753
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,177
Federal National Mortgage Association, 5.50%, 4/1/21	613,684	673
Federal National Mortgage Association, 5.50%, 9/1/34	507,675	558
Federal National Mortgage Association, 5.50%, 3/1/35	2,384,023	2,633
Federal National Mortgage Association, 5.50%, 7/1/35	539,054	592
Federal National Mortgage Association, 5.50%, 8/1/35	727,225	799
Federal National Mortgage Association, 5.50%, 9/1/35	8,120,153	8,923
Federal National Mortgage Association, 5.50%, 10/1/35	2,029,495	2,230
Federal National Mortgage Association, 5.50%, 11/1/35	7,006,292	7,699
Federal National Mortgage Association, 5.50%, 1/1/36	4,446,333	4,886
Federal National Mortgage Association, 5.50%, 2/1/37	2,511,232	2,760
Federal National Mortgage Association, 5.50%, 3/1/37	801,388	881

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 5/1/37	1,086,788	1,195
Federal National Mortgage Association, 5.50%, 6/1/37	211,595	233
Federal National Mortgage Association, 5.50%, 2/1/38	4,135,785	4,545
Federal National Mortgage Association, 5.50%, 3/1/38	401,421	441
Federal National Mortgage Association, 5.50%, 4/1/38	5,700,095	6,263
Federal National Mortgage Association, 5.50%, 5/1/38	8,124,396	8,929
Federal National Mortgage Association, 5.50%, 6/1/38	2,733,486	3,004
Federal National Mortgage Association, 6.00%, 5/1/35	162,983	180
Federal National Mortgage Association, 6.00%, 6/1/35	25,706	28
Federal National Mortgage Association, 6.00%, 7/1/35	2,201,307	2,438
Federal National Mortgage Association, 6.00%, 10/1/35	633,468	701
Federal National Mortgage Association, 6.00%, 11/1/35	1,741,754	1,933
Federal National Mortgage Association, 6.00%, 6/1/36	1,877,797	2,084
Federal National Mortgage Association, 6.00%, 9/1/36	951,158	1,056
Federal National Mortgage Association, 6.00%, 1/1/37	6,710	7
Federal National Mortgage Association, 6.00%, 6/1/37	12,901	14
Federal National Mortgage Association, 6.00%, 10/1/37	6,583	7
Federal National Mortgage Association, 6.00%, 11/1/37	7,762,108	8,601
Federal National Mortgage Association, 6.00%, 6/1/38	3,245,519	3,579
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,001,150	3,367
Federal National Mortgage Association, 6.50%, 10/1/36	645,989	726

Select Bond Portfolio

Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 7/1/37	6,912,472	7,765
Federal National Mortgage Association, 6.50%, 9/1/37	3,122,672	3,520
Federal National Mortgage Association, 6.75%, 4/25/18	307,725	323
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	2,357,559	2,382
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 2/15/16	3,090,000	3,090
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,660
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	6,002
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	11,205,000	11,178
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	665
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.858%, 7/12/38 144A	600,000	670
Government National Mortgage Association, 5.50%, 10/15/31	20,288	23
Government National Mortgage Association, 5.50%, 11/15/31	7,172	8
Government National Mortgage Association, 5.50%, 12/15/31	79,892	90
Government National Mortgage Association, 5.50%, 1/15/32	343,668	386
Government National Mortgage Association, 5.50%, 2/15/32	69,624	78
Government National Mortgage Association, 5.50%, 3/15/32	88,321	99
Government National Mortgage Association, 5.50%, 4/15/32	4,645	5
Government National Mortgage Association, 5.50%, 7/15/32	8,435	9
Government National Mortgage Association, 5.50%, 9/15/32	1,442,229	1,622

	Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	805,000	804
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	5,200,000	5,615
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.871%, 4/15/45	3,400,000	3,867
	Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,400,000	2,928
	MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	389,290	402
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	696,906	734
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	362,808	381
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.312%, 1/25/37	1,505,846	487
	Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	267,926	272
	Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	2,145,000	2,147
	Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	3,685,000	4,113
	Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	234,398	240
(n)	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	267,368	214
	Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	4,441,540	4,533
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.332%, 3/25/37	281,604	275
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.372%, 6/25/37	1,710,540	1,709

	Structured Products (43.3%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,527
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.802%, 11/25/34	607,955	564
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	29,232	29
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	73,203	76
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	349,921	359
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	1,795,121	1,765

	Total Structured Products
	(Cost: $638,054)		664,138

	Short-Term Investments (6.8%)

	Autos (1.2%)
	American Honda Finance Corp., 0.897%, 11/7/12 144A	8,000,000	8,011
	Fcar Owner Trust I, 0.18%, 4/16/12	10,000,000	9,999

	Total		18,010

	Commercial Banks Non-US (0.6%)
	Bank of Nova Scotia, 0.783%, 10/5/12	4,000,000	4,004
	Barclays US Funding LLC, 0.10%, 4/2/12	5,000,000	5,000

	Total		9,004

	Commercial Banks US (0.7%)
	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	10,000,000	9,989

	Total		9,989

	Federal Government & Agencies (0.3%)
	Federal Home Loan Bank, 0.09%, 5/30/12	5,000,000	5,000

	Total		5,000

	Finance Services (2.0%)
	Alpine Securitization Corp., 0.18%, 4/19/12	6,100,000	6,100
(b)	Alpine Securitization Corp., 0.18%, 4/26/12	5,000,000	4,999
(b)	Govco LLC, 0.25%, 4/9/12	10,000,000	9,999

Select Bond Portfolio

	Short-Term Investments (6.8%)	Shares/ $ Par	Value $ (000’s)

	Finance Services continued
(b)	Govco LLC, 0.26%, 4/2/12	10,000,000	10,000

	Total		31,098

	Information Technology (0.6%)
	Google, Inc., 0.10%, 4/19/12	8,700,000	8,700

	Total		8,700

	Machinery (0.3%)
	Caterpillar Financial Services Corp., 0.12%, 4/12/12	5,000,000	5,000

	Total		5,000

	Materials (0.3%)
	E. I. Dupont De Nemours & Co., 0.13%, 4/10/12	5,000,000	5,000

	Total		5,000

	Restaurants (0.8%)
(b)	Darden Restaurants, Inc., 0.27%, 4/2/12	11,800,000	11,800

	Total		11,800

	Total Short-Term Investments
	(Cost: $103,597)		103,601

	Total Investments (105.6%)
	(Cost: $1,568,840)(a)		1,617,731

	Other Assets, Less
	Liabilities (-5.6%)		(85,971)

	Net Assets (100.0%)		1,531,760

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $116,648 representing 7.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $1,568,840 and the net unrealized appreciation of investments based on that cost was $48,891 which is comprised of $56,502 aggregate gross unrealized appreciation and $7,611 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Select Bond Portfolio

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2012, $27,973)	213	6/12	$393
US Two Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2012, $8,136)	37	6/12	(9)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

— Barclays Bank PLC – Brazilian Real

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on March 31, 2012.

Type Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell Barclays Bank PLC	BRL	6,436	5/12	$—	$(12)	$(12)

				$—	$(12)	$(12)

BRL — Brazilian Real

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$474,427	$—
Foreign Bonds	—	5,233	—
Municipal Bonds	—	29,086	—
Corporate Bonds	—	341,246	—
Structured Products	—	663,924	214
Short-Term Investments	—	103,601	—
Other Financial Instruments^
Futures	393	—	—
Liabilities:
Other Financial Instruments^
Futures	(9)	—	—
Forward Currency Contracts	—	(12)	—
Total	$384	$1,617,505	$214

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Corporate Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

	Transportation (0.6%)
	Vessel Management Services, Inc., 3.432%, 8/15/36	686,000	691

	Total Corporate Bonds
	(Cost: $686)		691

	Governments (107.2%)

	Governments (107.2%)
	Federal National Mortgage Association, 2.25%, 3/15/16	700,000	732
(k)	Federal National Mortgage Association, 5.375%, 4/11/22	6,400,000	6,408
	Federal National Mortgage Association, 5.625%, 4/17/28	100,000	119
	Federal National Mortgage Association, 5.625%, 7/15/37	300,000	396
	Federal National Mortgage Association, 6.625%, 11/15/30	1,100,000	1,561
	Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,034
	Financing Corp., 8.60%, 9/26/19	700,000	1,007
	Financing Corp. Stripped, 0.00%, 12/27/18	500,000	431
	Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,089
	Israel Government AID Bond, 0.00%, 5/15/21	200,000	156
	Israel Government AID Bond, 0.00%, 2/15/23	100,000	71
	Israel Government AID Bond, 0.00%, 5/15/23	500,000	350
	Israel Government AID Bond, 5.50%, 9/18/23	800,000	1,002
	Israel Government AID Bond, 5.50%, 12/4/23	300,000	375
	Israel Government AID Bond, 5.50%, 4/26/24	100,000	125
	Israel Government AID Bond, 5.50%, 9/18/33	300,000	373
	Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,617
	Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,100,000	2,159

	Governments (107.2%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	587
	Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	223
	Tennessee Valley Authority, 4.625%, 9/15/60	300,000	327
	Tennessee Valley Authority, 5.25%, 9/15/39	200,000	240
	Tennessee Valley Authority, 5.375%, 4/1/56	1,100,000	1,365
	Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,293
	Tennessee Valley Authority Stripped, 0.00%, 5/1/20	500,000	246
(b)	US Treasury, 2.00%, 11/15/21	3,800,000	3,741
	US Treasury, 3.50%, 2/15/39	5,000,000	5,195
(k)	US Treasury, 4.25%, 11/15/40	13,050,000	15,368
	US Treasury, 4.375%, 11/15/39	5,100,000	6,128
(k)	US Treasury, 4.375%, 5/15/41	7,500,000	9,016
	US Treasury, 4.50%, 5/15/38	600,000	734
	US Treasury, 4.50%, 8/15/39	1,905,000	2,334
	US Treasury, 5.25%, 11/15/28	1,600,000	2,091
(k)	US Treasury, 5.25%, 2/15/29	9,900,000	12,963
	US Treasury, 5.375%, 2/15/31	700,000	942
(k)	US Treasury, 6.125%, 11/15/27	5,200,000	7,348
	US Treasury, 6.25%, 8/15/23	3,700,000	5,125
(k)	US Treasury, 6.25%, 5/15/30	12,500,000	18,301
	US Treasury, 8.75%, 8/15/20	600,000	922
	US Treasury Stripped, 0.00%, 5/15/33	2,100,000	1,015
	US Treasury Stripped, 0.00%, 5/15/37	1,700,000	699
	US Treasury Stripped, 0.00%, 11/15/38	800,000	310
	US Treasury Stripped, 0.00%, 5/15/40	11,400,000	4,245

Governments (107.2%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Stripped, 0.00%, 8/15/40	2,100,000	773
US Treasury Stripped, 0.00%, 2/15/41	2,300,000	831

Total Governments
(Cost: $121,516)		121,367

Municipal Bonds (1.0%)

Municipal Bonds (1.0%)
Iowa State Special Obligation Build America Bonds, Series 2009-B, 6.75%, 6/1/34 RB	400,000	459
New York City Municipal Water Finance Authority, Series GG, 5.00%, 6/15/43 RB	300,000	324
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	186
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	125

Total Municipal Bonds
(Cost: $1,046)		1,094

Structured Products (4.8%)

Structured Products (4.8%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 3.027%, 5/25/34	5,607	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.434%, 7/25/33	5,067	5
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.575%, 8/25/33	6,162	6
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.472%, 2/15/19	50,139	50

Long-Term U.S. Government Bond Portfolio

Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	396,378	457
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	779,128	882
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T61, Class 1A1, 1.562%, 7/25/44	29,705	30
Federal National Mortgage Association, Series 2007-114, Class A6, 0.442%, 10/27/37	100,000	99
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	246,388	256
Federal National Mortgage Association, 5.00%, 6/1/35	445,590	482
Federal National Mortgage Association, 5.00%, 2/1/36	793,723	858
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 3.059%, 6/25/34	17,496	16
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.734%, 2/12/49	100,000	112
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.510%, 4/25/38	254,787	254
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.78%, 7/9/21 144A	399,918	384
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.393%, 5/25/33	14,264	14
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.865%, 5/25/33	5,782	6
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.492%, 11/25/35	35,603	29

	Structured Products (4.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	SLM Student Loan Trust, Series 2007-2, Class A2, 0.56%, 7/25/17	312,789	310
	SLM Student Loan Trust, Series 2008-7, Class A2, 1.06%, 10/25/17	190,184	190
	SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.674%, 12/15/33 144A	249,224	247
	SLM Student Loan Trust, Series 2008-9, Class A, 2.06%, 4/25/23	441,969	454
	South Carolina Student Loan Corp., Series 2008-1, Class A2, 1.038%, 3/1/18	265,818	266
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.902%, 10/19/34	12,292	11
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.577%, 3/25/34	46,510	46

	Total Structured Products
	(Cost: $5,049)		5,470

	Short-Term Investments (0.1%)

	Other Holdings (0.1%)
(b)	JPMorgan Money Market Fund	142,973	143

	Total Short-Term Investments
	(Cost: $143)		143

	Total Investments (113.7%)
	(Cost: $128,440)(a)		128,765

	Other Assets, Less
	Liabilities (-13.7%)		(15,478)

	Net Assets (100.0%)		113,287

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $631 representing 0.6% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $128,440 and the net unrealized appreciation of investments based on that cost was $325 which is comprised of $2,174 aggregate gross unrealized appreciation and $1,849 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2012, $14,645)	59	12/12	$28
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2012, $14,861)	60	6/13	48
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2012, $3,959)	16	12/13	10
US Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2012, $2,890)	21	6/12	3

(k)	Securities with an aggregate value of $69,404 (in thousands) have been pledged as collateral for delayed delivery securities outstanding on March 31, 2012.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$121,367	$—
Municipal Bonds	—	1,094	—
Corporate Bonds	—	691	—
Structured Products	—	5,470	—
Short-Term Investments	—	143	—
Other Financial Instruments^
Futures	89	—	—
Total	$89	$128,765	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

Corporate Bonds (24.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.2%)
Boeing Capital Corp., 2.125%, 8/15/16	130,000	134
L-3 Communications Corp., 5.20%, 10/15/19	50,000	53
L-3 Communications Corp., 6.375%, 10/15/15	75,000	77
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	102
Raytheon Co., 3.125%, 10/15/20	110,000	112

Total		478

Auto Manufacturing (0.3%)
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	103
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	100,000	107
Toyota Motor Credit Corp., 3.30%, 1/12/22	300,000	306

Total		516

Banking (0.9%)
Bank of America Corp., 5.75%, 12/1/17	50,000	54
The Bear Stearns Cos. LLC, 4.88%, 1/10/14	70,000	72
Capital One Financial Corp., 3.15%, 7/15/16	100,000	102
Citigroup, Inc., 6.01%, 1/15/15	140,000	152
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	121
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	130,000	134
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	717
PNC Bank, N.A., 6.00%, 12/7/17	100,000	113
Regions Bank, 6.45%, 6/26/37	250,000	249

Total		1,714

Basic Materials (0.5%)
Ashland, Inc., 9.125%, 6/1/17	150,000	166
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	180,000	182
CF Industries, Inc., 6.875%, 5/1/18	180,000	208
Ecolab, Inc., 4.35%, 12/8/21	160,000	169

Corporate Bonds (24.2%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	289

Total		1,014

Beverage/Bottling (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	150,000	176
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	157
The Coca-Cola Co., 3.625%, 3/15/14	100,000	106
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	100,000	109
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	320,000	333
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	200,000	202

Total		1,083

Cable/Media/Broadcasting/Satellite (0.8%)
Comcast Corp., 5.90%, 3/15/16	120,000	139
Comcast Corp., 6.50%, 11/15/35	100,000	120
DIRECTV Holdings LLC, 3.55%, 3/15/15	150,000	158
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	150
NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	272
News America, Inc., 6.90%, 8/15/39	110,000	130
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	195
Time Warner, Inc., 4.875%, 3/15/20	110,000	122
Univision Communications, Inc., 6.875%, 5/15/19 144A	170,000	172
Virgin Media Finance PLC, 8.375%, 10/15/19	180,000	202

Total		1,660

Conglomerate/Diversified Manufacturing (0.3%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	133
The Dow Chemical Co., 5.90%, 2/15/15	50,000	56
General Electric Co., 5.25%, 12/6/17	60,000	70

Corporate Bonds (24.2%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
United Technologies Corp., 4.875%, 5/1/15	300,000	335

Total		594

Consumer Products/Retailing (0.2%)
Limited Brands, Inc., 6.625%, 4/1/21	210,000	228
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	207

Total		435

Electric Utilities (0.4%)
CMS Energy Corp., 4.25%, 9/30/15	50,000	52
Dominion Resources, Inc., 6.40%, 6/15/18	170,000	208
Duke Energy Corp., 3.55%, 9/15/21	150,000	155
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	71
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	101
Pacific Gas & Electric Co., 5.80%, 3/1/37	29,000	35
PG&E Corp., 5.75%, 4/1/14	50,000	55
Sempra Energy, 2.00%, 3/15/14	120,000	122
Sempra Energy, 6.50%, 6/1/16	50,000	59

Total		858

Electronics (0.3%)
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	160
Cisco Systems, Inc., 5.90%, 2/15/39	65,000	79
International Business Machines Corp., 1.95%, 7/22/16	150,000	154
Jabil Circuit, Inc., 5.625%, 12/15/20	110,000	115

Total		508

Energy (0.1%)
Jarden Corp., 8.00%, 5/1/16	50,000	54
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	180,000	195

Total		249

Food Processors (0.5%)
General Mills, Inc., 3.15%, 12/15/21	300,000	300

Inflation Protection Portfolio

Corporate Bonds (24.2%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
H.J. Heinz Co., 2.00%, 9/12/16	90,000	92
Kraft Foods, Inc., 5.375%, 2/10/20	250,000	289
Kraft Foods, Inc., 6.125%, 2/1/18	120,000	144
TreeHouse Foods, Inc., 7.75%, 3/1/18	180,000	195

Total		1,020

Foods (0.1%)
Del Monte Corp., 7.625%, 2/15/19	150,000	149

Total		149

Gaming/Leisure/Lodging (0.1%)
Ameristar Casinos, Inc., 7.50%, 4/15/21	210,000	220

Total		220

Gas Pipelines (0.2%)
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	86
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	150,000	165
Williams Partners LP, 3.80%, 2/15/15	150,000	159
Williams Partners LP, 4.125%, 11/15/20	80,000	82

Total		492

Health Care/Pharmaceuticals (1.1%)
Abbott Laboratories, 5.875%, 5/15/16	300,000	353
Amgen, Inc., 5.85%, 6/1/17	90,000	106
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	180,000	192
Express Scripts, Inc., 3.125%, 5/15/16	150,000	156
Express Scripts, Inc., 7.25%, 6/15/19	100,000	123
Gilead Sciences, Inc., 4.40%, 12/1/21	160,000	168
HCA, Inc., 7.875%, 2/15/20	200,000	220
Medtronic, Inc., 3.00%, 3/15/15	200,000	212
Roche Holdings, Inc., 6.00%, 3/1/19 144A	190,000	232
Sanofi, 1.20%, 9/30/14	150,000	152
Stryker Corp., 2.00%, 9/30/16	130,000	133
Universal Health Services, Inc., 7.125%, 6/30/16	130,000	147

Total		2,194

Corporate Bonds (24.2%)	Shares/ $ Par	Value $ (000’s)

Independent Finance (0.2%)
General Electric Capital Corp., 4.375%, 9/16/20	50,000	53
General Electric Capital Corp., 5.625%, 9/15/17	200,000	233
General Electric Capital Corp., 6.00%, 8/7/19	60,000	70

Total		356

Information Technology (0.1%)
Oracle Corp., 5.75%, 4/15/18	200,000	243

Total		243

Information/Data Technology (0.2%)
Adobe Systems, Inc., 3.25%, 2/1/15	300,000	317

Total		317

Life Insurance (0.2%)
MetLife, Inc., 6.75%, 6/1/16	120,000	143
Prudential Financial, Inc., 4.51%, 3/10/15	240,000	243

Total		386

Media (0.1%)
DISH DBS Corp., 6.75%, 6/1/21	100,000	108

Total		108

Metals/Mining (0.2%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	84
Newmont Mining Corp., 6.25%, 10/1/39	70,000	78
Peabody Energy Corp., 6.50%, 9/15/20	180,000	180
Peabody Energy Corp., 7.375%, 11/1/16	50,000	55

Total		397

Oil and Gas (0.8%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	115
Cenovus Energy, Inc., 4.50%, 9/15/14	200,000	216
Chesapeake Energy Corp., 6.125%, 2/15/21	100,000	99
Chesapeake Energy Corp., 7.625%, 7/15/13	70,000	74
Chevron Corp., 3.95%, 3/3/14	100,000	106
ConocoPhillips, 4.75%, 2/1/14	260,000	279
EOG Resources, Inc., 2.50%, 2/1/16	300,000	310

	Corporate Bonds (24.2%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Newfield Exploration Co., 6.875%, 2/1/20	100,000	105
	Noble Energy, Inc., 4.15%, 12/15/21	180,000	184
	Occidental Petroleum Corp., 1.75%, 2/15/17	70,000	71
	Talisman Energy, Inc., 7.75%, 6/1/19	50,000	61

	Total		1,620

	Other Finance (0.3%)
	Caterpillar Financial Services Corp., 1.125%, 12/15/14	200,000	202
	John Deere Capital Corp., 3.15%, 10/15/21	290,000	295

	Total		497

	Other Holdings (13.7%)
(f)	Bundesobligation Inflation Linked, 2.25%, 4/15/13	2,043,177	2,835
(f)	Canadian Government Bond, 4.25%, 12/1/26	1,770,731	2,822
(f)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	1,700,000	3,262
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	2,750,878	4,290
(f)	France Government Bond OAT, 2.25%, 7/25/20	1,467,220	2,187
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	186,615,000	2,380
(f)	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,255,253	2,340
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	800,000	3,628
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	3,280

	Total		27,024

	Other Services (0.1%)
	Republic Services, Inc., 3.80%, 5/15/18	100,000	107

	Total		107

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	156

	Total		156

Inflation Protection Portfolio

Corporate Bonds (24.2%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (0.1%)
Developers Diversified Realty Corp., 4.75%, 4/15/18	80,000	83
Developers Diversified Realty Corp., 5.375%, 10/15/12	90,000	91

Total		174

Retail Food and Drug (0.2%)
CVS Caremark Corp., 6.60%, 3/15/19	170,000	210
Safeway, Inc., 4.75%, 12/1/21	130,000	134

Total		344

Retail Stores (0.4%)
The Gap, Inc., 5.95%, 4/12/21	40,000	40
The Home Depot, Inc., 4.40%, 4/1/21	200,000	224
Lowe’s Cos., Inc., 2.125%, 4/15/16	120,000	124
Wal-Mart Stores, Inc., 3.25%, 10/25/20	200,000	209
Wal-Mart Stores, Inc., 5.625%, 4/15/41	200,000	242

Total		839

Technology (0.1%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	203

Total		203

Telecommunications (0.7%)
AT&T, Inc., 5.10%, 9/15/14	100,000	110
AT&T, Inc., 6.55%, 2/15/39	110,000	134
British Telecommunications PLC, 5.95%, 1/15/18	100,000	116
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	108
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	82
CenturyLink, Inc., 7.875%, 8/15/12	150,000	153
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	158
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	181
Windstream Corp., 7.875%, 11/1/17	280,000	309

Total		1,351

Corporate Bonds (24.2%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.2%)
The AES Corp., 8.00%, 10/15/17	100,000	113
The AES Corp., 9.75%, 4/15/16	110,000	129
NRG Energy, Inc., 7.625%, 1/15/18	180,000	180

Total		422

Total Corporate Bonds
(Cost: $44,769)		47,728

Governments (59.0%)

Governments (59.0%)
Federal Home Loan Mortgage Corp., 1.25%, 5/12/17	4,000,000	3,995
Federal Home Loan Mortgage Corp., 2.375%, 1/13/22	5,000,000	4,908
Federal National Mortgage Association, 6.625%, 11/15/30	1,000,000	1,419
US Treasury Inflation Index Bond, 0.125%, 4/15/16	2,309,850	2,440
US Treasury Inflation Index Bond, 0.125%, 1/15/22	1,702,006	1,742
US Treasury Inflation Index Bond, 0.50%, 4/15/15	2,221,964	2,356
US Treasury Inflation Index Bond, 0.625%, 7/15/21	5,238,134	5,667
US Treasury Inflation Index Bond, 0.75%, 2/15/42	1,855,236	1,768
US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,306,437	7,099
US Treasury Inflation Index Bond, 1.25%, 7/15/20	3,012,346	3,440
US Treasury Inflation Index Bond, 1.375%, 7/15/18	420,332	481
US Treasury Inflation Index Bond, 1.375%, 1/15/20	3,248,428	3,731
US Treasury Inflation Index Bond, 1.625%, 1/15/15	2,966,825	3,233
US Treasury Inflation Index Bond, 1.625%, 1/15/18	865,320	994
US Treasury Inflation Index Bond, 1.75%, 1/15/28	2,049,727	2,444

Governments (59.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 1.875%, 7/15/15	1,689,236	1,884
US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,661,382	4,352
US Treasury Inflation Index Bond, 2.00%, 1/15/16	1,227,361	1,386
US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,452,630	5,457
US Treasury Inflation Index Bond, 2.125%, 1/15/19	1,820,617	2,179
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,552,854	3,357
US Treasury Inflation Index Bond, 2.125%, 2/15/41	5,520,391	7,280
US Treasury Inflation Index Bond, 2.375%, 1/15/17	4,045,140	4,738
US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,087,310	5,199
US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,061,946	3,929
US Treasury Inflation Index Bond, 2.50%, 7/15/16	4,207,725	4,913
US Treasury Inflation Index Bond, 2.50%, 1/15/29	3,657,065	4,827
US Treasury Inflation Index Bond, 2.625%, 7/15/17	1,155,660	1,389
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,972,378	3,003
US Treasury Inflation Index Bond, 3.625%, 4/15/28	5,183,896	7,649
US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,996,084	9,237

Total Governments
(Cost: $106,626)		116,496

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	19

Inflation Protection Portfolio

Municipal Bonds (0.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	18
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	37

Total		74

Total Municipal Bonds
(Cost: $60)		74

Structured Products (14.5%)

Structured Products (14.5%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	350,000	368
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	214
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	142,770	146
Bank of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	250,000	277
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	184,011	182
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	108,955	114
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.422%, 4/15/22 144A	212,329	191
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	9,071,612	9,698
Federal National Mortgage Association, 4.00%, 5/1/41	3,651,695	3,831
Federal National Mortgage Association, 4.00%, 9/1/41	7,050,307	7,455

Structured Products (14.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, 4.979%, 7/10/45	100,000	100
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	108
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	155
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	750,000	813
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	575,000	620
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	300,000	316
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	150,000	158
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.843%, 7/15/40	175,000	175
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	368,320	379
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	320
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	188
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.281%, 6/15/29	250,000	270
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 0.542%, 6/15/22 144A	200,871	195
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 6.015%, 12/18/37	229,635	241

Structured Products (14.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Residential Funding Mortgage Securities I, Inc., Series 2006-S10, Class 2A1, 5.50%, 10/25/21	173,051	168
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	127,126	130
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, 7/15/42	365,559	370
Wells Fargo Mortgage Backed Securities, Series 2005-AR16, Class 1A1, 2.734%, 8/25/33	428,326	431
Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, 5.351%, 8/25/35	208,092	210
Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	226,857	219
Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	146,543	153
Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	232,345	230
Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.092%, 1/25/38	201,207	204

Total Structured Products
(Cost: $28,319)		28,629

Inflation Protection Portfolio

	Short-Term Investments (2.1%)	Shares/ $ Par	Value $ (000’s)

	Finance Services (2.1%)
(k)	Lexington Parker Capital, 0.51%, 4/2/12	4,100,000	4,100

	Total		4,100

	Other Holdings (0.0%)
	JPMorgan Money Market Fund	941	1

	Total		1

	Total Short-Term Investments
	(Cost: $4,101)		4,101

	Total Investments (99.8%)
	(Cost: $183,875)(a)		197,028

	Other Assets, Less
	Liabilities (0.2%)		406

	Net Assets (100.0%)		197,434

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $1,148 representing 0.6% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $183,875 and the net unrealized appreciation of investments based on that cost was $13,153 which is comprised of $13,396 aggregate gross unrealized appreciation and $243 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS Financial/Painewebber	AUD	3,197	4/12	$10	$—	$10
Sell	Barclays Bank PLC	CAD	2,744	4/12	—	(46)	(46)
Sell	Barclays Bank PLC	EUR	6,979	4/12	—	(257)	(257)
Sell	HSBC Bank USA	GBP	5,791	4/12	—	(245)	(245)
Sell	Westpac Banking	JPY	193,336	4/12	153	—	153

					$163	$(548)	$(385)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on March 31, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.900%	CPURNSA Index Total Return at Maturity	5/13	2,500	$(151)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.570%	CPURNSA Index Total Return at Maturity	9/14	5,000	77
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	117
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(6)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(11)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	$(44)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(29)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.840%	CPURNSA Index Total Return at Maturity	8/13	9,000	10
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.580%	CPURNSA Index Total Return at Maturity	9/13	1,500	13
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.770%	CPURNSA Index Total Return at Maturity	6/14	1,000	(54)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.770%	CPURNSA Index Total Return at Maturity	9/14	1,000	9
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	16
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(56)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(122)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(114)

						$(345)

(k)	Securities with an aggregate value of $4,100 (in thousands) has been pledged as collateral for swap contracts outstanding on March 31, 2012.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$116,496	$—
Foreign Bonds	—	27,024	—
Municipal Bonds	—	74	—
Corporate Bonds	—	20,704	—
Structured Products	—	28,629	—
Short-Term Investments	—	4,101	—
Other Financial Instruments^
Forward Currency Contracts	—	163	—
Total Return Swaps	—	242	—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(548)	—
Total Return Swaps	—	(587)	—
Total	$—	$196,298	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Common Stocks (0.4%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts (0.1%)
*	General Motors Co.	15,841	407
*	General Motors Co. - B Warrants	14,400	161

	Total		568

	Financials (0.3%)
*	E*TRADE Financial Corp.	105,647	1,157

	Total		1,157

	Total Common Stocks
	(Cost: $1,490)		1,725

	Preferred Stocks (0.9%)

	Finance Services (0.9%)
	Ally Financial, Inc, 8.50%, 5/15/16	93,329	2,026
	Ally Financial, Inc., 7.00%, 5/10/12 144A	1,302	1,085
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	567

	Total Preferred Stocks
	(Cost: $3,856)		3,678

	Bonds (89.1%)

	Aerospace/Defense (1.0%)
	Bombardier, Inc., 5.75%, 3/15/22 144A	770,000	749
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,383
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	550,000	583
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	550,000	589
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	683

	Total		3,987

	Autos/Vehicle Parts (4.8%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	729,000	815
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,055,000	1,089
	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, 6/15/19	1,215,000	1,221

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Autos/Vehicle Parts continued
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 6/15/21	905,000	914
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	661
Exide Technologies, 8.625%, 2/1/18	740,000	620
Ford Motor Co., 7.45%, 7/16/31	1,240,000	1,516
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	865,000	874
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	855,000	886
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,835,000	1,979
Ford Motor Credit Co. LLC, 6.625%, 8/15/17	975,000	1,080
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	525,000	609
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	2,140,000	2,587
The Goodyear Tire & Rubber Co., 7.00%, 5/15/22	575,000	559
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	871
Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	905,000	928
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	1,112,000	1,207
Visteon Corp., 6.75%, 4/15/19	765,000	776

Total		19,192

Basic Materials (10.6%)
AbitibiBowater, Inc., 10.25%, 10/15/18 144A	850,000	975
AK Steel Corp., 7.625%, 5/15/20	1,045,000	1,008
AK Steel Corp., 8.375%, 4/1/22	860,000	834
Aleris International, Inc., 7.625%, 2/15/18	460,000	481
Alpha Natural Resources, Inc., 6.00%, 6/1/19	865,000	783
ArcelorMittal, 5.25%, 8/5/20	915,000	896
Arch Coal, Inc., 8.75%, 8/1/16	1,510,000	1,586
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	485,000	520

	Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	461
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	445,000	466
	Ball Corp., 5.00%, 3/15/22	520,000	521
	Berry Plastics Corp., 8.25%, 11/15/15	680,000	726
	Berry Plastics Corp., 9.50%, 5/15/18	615,000	652
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	345,122	346
	Cascades, Inc., 7.875%, 1/15/20	810,000	800
(d)	Catalyst Paper Corp., 11.00%, 12/15/16 144A	540,000	281
	Chemtura Corp., 7.875%, 9/1/18	615,000	661
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	410,000	418
	CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,611
	CONSOL Energy, Inc., 8.25%, 4/1/20	775,000	810
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	920,000	950
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	575,000	569
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	765,000	746
	FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	635,000	635
	FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,255
	FMG Resources Property, Ltd., 8.25%, 11/1/19 144A	1,215,000	1,276
	Hexion US Finance Corp., 6.625%, 4/15/20 144A	405,000	414
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,255,000	1,299
	Ineos Finance PLC, 8.375%, 2/15/19 144A	540,000	571
	James River Coal Co., 7.875%, 4/1/19	250,000	170

High Yield Bond Portfolio

	Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	300,000	306
	Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	970,000	834
	Murray Energy Corp., 10.25%, 10/15/15 144A	610,000	593
(d)	NewPage Corp., 10.00%, 5/1/12	1,870,000	112
(d)	NewPage Corp., 11.375%, 12/31/14	2,040,000	1,367
	Novelis, Inc., 7.25%, 2/15/15	1,428,000	1,428
	Patriot Coal Corp., 8.25%, 4/30/18	780,000	595
	Peabody Energy Corp., 6.00%, 11/15/18 144A	1,705,000	1,671
	Peabody Energy Corp., 6.25%, 11/15/21 144A	610,000	598
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	905,000	1,029
	Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	1,330,000	1,250
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	205,000	212
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	1,340,000	1,397
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	905,000	957
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	485,000	521
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	685,000	675
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	1,010,000	1,033
	Schaeffler Finance BV, 7.75%, 2/15/17 144A	160,000	169
	Schaeffler Finance BV, 8.50%, 2/15/19 144A	160,000	171
	Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	469
	Severstal Columbus LLC, 10.25%, 2/15/18	940,000	1,006

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Silgan Holdings, Inc., 5.00%, 4/1/20 144A	860,000	856
Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	305,000	284
TPC Group LLC, 8.25%, 10/1/17	490,000	513
United States Steel Corp., 7.375%, 4/1/20	930,000	949
Vedanta Resources PLC, 8.25%, 6/7/21 144A	405,000	376
Verso Paper Holdings LLC / Verso Paper, Inc., 11.75%, 1/15/19 144A	345,000	355
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	430,000	236
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	245,000	186

Total		42,869

Builders/Building Materials (0.6%)
Cemex Finance LLC, 9.50%, 12/14/16 144A	565,000	564
KB Home, 7.25%, 6/15/18	610,000	585
KB Home, 9.10%, 9/15/17	720,000	752
USG Corp., 7.875%, 3/30/20 144A	575,000	576

Total		2,477

Capital Goods (1.3%)
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,180
CNH Capital LLC, 6.25%, 11/1/16 144A	485,000	520
JMC Steel Group, 8.25%, 3/15/18 144A	405,000	421
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	873,000	897
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	500,000	580
SPX Corp., 6.875%, 9/1/17	615,000	674
United Rentals North America, Inc., 10.875%, 6/15/16	905,000	1,025

Total		5,297

Consumer Products/Retailing (3.5%)
AutoNation, Inc., 5.50%, 2/1/20	540,000	548
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	1,110,000	1,177
Hanesbrands, Inc., 6.375%, 12/15/20	615,000	632
J.C. Penney Corp., Inc., 7.95%, 4/1/17	305,000	340

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	775,000	754
Levi Strauss & Co., 7.625%, 5/15/20	615,000	650
Limited Brands, Inc., 5.625%, 2/15/22	865,000	872
Limited Brands, Inc., 8.50%, 6/15/19	580,000	686
Revlon Consumer Products Corp., 9.75%, 11/15/15	675,000	726
Rite Aid Corp., 7.50%, 3/1/17	377,000	384
Rite Aid Corp., 9.375%, 12/15/15	540,000	555
Rite Aid Corp., 10.25%, 10/15/19	270,000	311
Rite Aid Corp., 10.375%, 7/15/16	470,000	500
Sally Beauty Holdings, Inc., 6.875%, 11/15/19 144A	425,000	453
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	220,000	248
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	610,000	688
SUPERVALU, Inc., 7.50%, 11/15/14	1,005,000	1,023
SUPERVALU, Inc., 8.00%, 5/1/16	1,420,000	1,487
Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	892
Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	845
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	465,000	477

Total		14,248

Energy (15.0%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	915,000	929
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,184
ATP Oil & Gas Corp., 11.875%, 5/1/15	925,000	675
Atwood Oceanics, Inc., 6.50%, 2/1/20	340,000	357
Bill Barrett Corp., 7.00%, 10/15/22	860,000	830
Bill Barrett Corp., 7.625%, 10/1/19	1,280,000	1,299
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	1,000,000	1,052
Chaparral Energy, Inc., 8.25%, 9/1/21	615,000	655

High Yield Bond Portfolio

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,386
Chesapeake Energy Corp., 6.875%, 11/15/20	1,255,000	1,296
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	801
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22 144A	685,000	690
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	425,000	422
Cimarex Energy Co., 5.875%, 5/1/22	1,535,000	1,566
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	638
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	996
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	572
Concho Resources, Inc., 5.50%, 10/1/22	765,000	754
Concho Resources, Inc., 7.00%, 1/15/21	615,000	660
Continental Resources, Inc., 5.00%, 9/15/22 144A	360,000	362
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	815,000	866
Denbury Resources, Inc., 8.25%, 2/15/20	747,000	835
El Paso Corp., 7.25%, 6/1/18	590,000	660
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,247
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,754
Exterran Holdings, Inc., 7.25%, 12/1/18	1,115,000	1,070
Forest Oil Corp., 7.25%, 6/15/19	725,000	709
Hercules Offshore, Inc., 7.125%, 4/1/17 144A	230,000	230
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	524
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,015
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20 144A	345,000	346
Key Energy Services, Inc., 6.75%, 3/1/21 144A	230,000	235
Key Energy Services, Inc., 6.75%, 3/1/21	875,000	899
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	570,000	603

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	1,155,000	1,120
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	1,440,000	1,411
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	730,000	757
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	545,000	572
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	664
McJunkin Red Man Corp., 9.50%, 12/15/16	775,000	845
Newfield Exploration Co., 7.125%, 5/15/18	975,000	1,026
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,090,000	1,095
Offshore Group Investments, Ltd., 11.50%, 8/1/15	635,000	698
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	1,695,000	1,761
Oil States International, Inc., 6.50%, 6/1/19	605,000	635
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	1,460,000	1,489
Plains Exploration & Production Co., 6.625%, 5/1/21	850,000	901
Plains Exploration & Production Co., 6.75%, 2/1/22	1,020,000	1,066
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	836
QEP Resources, Inc., 5.375%, 10/1/22	385,000	382
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,249
Range Resources Corp., 5.00%, 8/15/22	575,000	568
Range Resources Corp., 5.75%, 6/1/21	725,000	761
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	677
Samson Investment Co., 9.75%, 2/15/20 144A	1,890,000	1,914
SandRidge Energy, Inc., 7.50%, 3/15/21	570,000	561
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	479
SandRidge Energy, Inc., 9.875%, 5/15/16	910,000	987
SESI LLC, 6.375%, 5/1/19	965,000	1,023

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
SESI LLC, 6.875%, 6/1/14	1,145,000	1,148
SM Energy Co., 6.50%, 11/15/21	460,000	490
SM Energy Co., 6.625%, 2/15/19	610,000	647
Swift Energy Co., 8.875%, 1/15/20	900,000	981
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	540,000	548
Transocean, Inc., 5.05%, 12/15/16	1,365,000	1,462
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	984
Venoco, Inc., 8.875%, 2/15/19	740,000	677
W&T Offshore, Inc., 8.50%, 6/15/19	905,000	957
WPX Energy, Inc., 5.25%, 1/15/17 144A	545,000	542
WPX Energy, Inc., 6.00%, 1/15/22 144A	685,000	685

Total		60,715

Financials (9.2%)
Air Lease Corp., 5.625%, 4/1/17 144A	1,915,000	1,908
Ally Financial, Inc., 5.50%, 2/15/17	430,000	431
Ally Financial, Inc., 7.50%, 9/15/20	925,000	999
Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,303
Ally Financial, Inc., 8.00%, 11/1/31	835,000	890
American General Finance Corp., 5.40%, 12/1/15	830,000	687
AmSouth Bank, 5.20%, 4/1/15	930,000	949
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	1,853,200	1,932
CIT Group, Inc., 4.75%, 2/15/15 144A	1,300,000	1,311
CIT Group, Inc., 5.25%, 3/15/18	1,915,000	1,953
CIT Group, Inc., 5.50%, 2/15/19 144A	535,000	546
CIT Group, Inc., 7.00%, 5/2/16 144A	1,440,000	1,444
CIT Group, Inc., 7.00%, 5/2/17 144A	2,270,000	2,276
E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	619
E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,341
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	424

High Yield Bond Portfolio

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	1,004
International Lease Finance Corp., 5.75%, 5/15/16	660,000	659
International Lease Finance Corp., 6.25%, 5/15/19	660,000	651
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,444
International Lease Finance Corp., 8.625%, 9/15/15	1,235,000	1,358
International Lease Finance Corp., 8.75%, 3/15/17	2,535,000	2,820
International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,031
JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,227
NB Capital Trust IV, 8.25%, 4/15/27	1,240,000	1,265
Regions Financial Corp., 7.75%, 11/10/14	1,795,000	1,968
SLM Corp., 6.00%, 1/25/17	880,000	906
SLM Corp., 8.00%, 3/25/20	965,000	1,042
SLM Corp., 8.45%, 6/15/18	970,000	1,082
Wells Fargo & Co., 7.98%, 12/31/49	560,000	610

Total		37,080

Foods (2.4%)
Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	875,000	892
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	719
Cott Beverages, Inc., 8.125%, 9/1/18	615,000	666
Cott Beverages, Inc., 8.375%, 11/15/17	905,000	979
Dean Foods Co., 7.00%, 6/1/16	820,000	843
Dean Foods Co., 9.75%, 12/15/18	820,000	907
Dole Food Co., Inc., 8.00%, 10/1/16 144A	675,000	709
Dole Food Co., Inc., 13.875%, 3/15/14	399,000	456
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	965,000	983
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	725,000	701
Pilgrim’s Pride Corp., 7.875%, 12/15/18	885,000	883

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Smithfield Foods, Inc., 10.00%, 7/15/14	254,000	297
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	542

Total		9,577

Gaming/Leisure/Lodging (3.9%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	953
AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	924
Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,645,000	1,427
Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 2/15/20 144A	1,265,000	1,287
Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	770,000	813
The Geo Group, Inc., 6.625%, 2/15/21	460,000	481
The Geo Group, Inc., 7.75%, 10/15/17	620,000	670
Harrah’s Operating Co., 10.00%, 12/15/18	523,000	404
Harrah’s Operating Co., 11.25%, 6/1/17	1,210,000	1,319
Host Hotels & Resorts LP, 5.875%, 6/15/19	180,000	190
MGM Resorts International, 7.625%, 1/15/17	685,000	707
MGM Resorts International, 8.625%, 2/1/19 144A	855,000	917
MGM Resorts International, 9.00%, 3/15/20	745,000	829
MGM Resorts International, 11.125%, 11/15/17	730,000	826
Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	612
Regal Entertainment Group, 9.125%, 8/15/18	730,000	799
Scientific Games International, Inc., 9.25%, 6/15/19	340,000	377
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	300,000	325
Speedway Motorsports, Inc., 6.75%, 2/1/19	430,000	447
Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	745
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	549

Total		15,601

	Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals (7.9%)
	Alere, Inc., 8.625%, 10/1/18	925,000	957
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	965,000	1,010
(c)	Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,573
	Capella Healthcare, Inc., 9.25%, 7/1/17	560,000	574
	Centene Corp., 5.75%, 6/1/17	880,000	910
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19 144A	2,170,000	2,242
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	359,000	372
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	340,000	363
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	605,000	647
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	450,000	463
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	335,000	344
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	245,000	267
	HCA Holdings, Inc., 7.75%, 5/15/21	1,230,000	1,272
	HCA, Inc., 5.875%, 3/15/22	1,730,000	1,732
	HCA, Inc., 6.50%, 2/15/20	1,400,000	1,470
	HCA, Inc., 7.25%, 9/15/20	1,595,000	1,737
	HCA, Inc., 7.875%, 2/15/20	680,000	747
	HCA, Inc., 8.00%, 10/1/18	730,000	796
	HCA, Inc., 8.50%, 4/15/19	680,000	756
	HCA, Inc., 9.875%, 2/15/17	87,000	95
	Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,161
	Health Management Associates, Inc., 7.375%, 1/15/20 144A	570,000	581
	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	810,000	822
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	885,000	925
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	925,000	967

High Yield Bond Portfolio

Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Mylan, Inc./PA, 7.625%, 7/15/17 144A	305,000	335
Mylan, Inc./PA, 7.875%, 7/15/20 144A	185,000	206
Patheon, Inc., 8.625%, 4/15/17 144A	645,000	555
Service Corp. International, 7.00%, 5/15/19	430,000	465
Service Corp. International, 8.00%, 11/15/21	225,000	260
Tenet Healthcare Corp., 6.25%, 11/1/18 144A	915,000	945
Tenet Healthcare Corp., 8.875%, 7/1/19	930,000	1,042
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	1,063
Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	1,465,000	1,483
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,585,000	1,597
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19 144A	285,000	284
Vanguard Health Systems, Inc., 0.00%, 2/1/16	17,000	11
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	655,000	683

Total		31,712

Media (10.0%)
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	245,000	252
Cablevision Systems Corp., 7.75%, 4/15/18	615,000	643
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,401	1,402
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,125,000	1,164
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,515,000	1,606
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	825,000	885
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	570,000	618
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	340,000	367

	Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	1,670,000	1,793
	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20 144A	1,170,000	1,144
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	865,000	948
	CSC Holdings LLC, 6.75%, 11/15/21 144A	1,215,000	1,265
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	512
	CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,944
(c)	Dex One Corp., 12.00%, 1/29/17	1,138,054	333
	DISH DBS Corp., 6.75%, 6/1/21	1,210,000	1,304
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,449
	DISH DBS Corp., 7.875%, 9/1/19	1,760,000	2,024
	Gannett Co., Inc., 7.125%, 9/1/18	410,000	432
	Gannett Co., Inc., 9.375%, 11/15/17	505,000	569
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	965,000	1,008
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	605,000	649
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	519,000	593
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,050,000	1,104
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	770,000	810
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	1,020,000	1,119
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	800,000	842
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	1,935,000	1,993
	The McClatchy Co., 11.50%, 2/15/17	625,000	664
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	325,000	353
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	605,000	667
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	256,000	295
	QVC, Inc., 7.375%, 10/15/20 144A	410,000	451
	QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,679
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	360,000	349

	Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	1,575,000	1,701
	Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	840
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	1,005
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	340,000	360
	Videotron Ltee, 5.00%, 7/15/22 144A	960,000	950
	Virgin Media Finance PLC, 8.375%, 10/15/19	675,000	756
	WMG Acquisition Corp., 11.50%, 10/1/18 144A	1,065,000	1,140
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	310,000	335

	Total		40,317

	Other Holdings (0.0%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	380,000	9
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	79

	Total		88

	Real Estate (0.1%)
	DuPont Fabros Technology LP, 8.50%, 12/15/17	560,000	616

	Total		616

	Services (0.8%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	300,000	307
	Mobile Mini, Inc., 7.875%, 12/1/20	615,000	655
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	455,000	386
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	715
	UR Financing Escrow Corp., 5.75%, 7/15/18 144A	290,000	297
	UR Financing Escrow Corp., 7.375%, 5/15/20 144A	405,000	414
	UR Financing Escrow Corp., 7.625%, 4/15/22 144A	405,000	416

	Total		3,190

	Technology (4.6%)
	Alliance Data Systems Corp., 6.375%, 4/1/20 144A	1,150,000	1,170

High Yield Bond Portfolio

	Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	Amkor Technology, Inc., 6.625%, 6/1/21	965,000	998
	Equinix, Inc., 7.00%, 7/15/21	485,000	532
	Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,370
	First Data Corp., 7.375%, 6/15/19 144A	870,000	886
	First Data Corp., 8.25%, 1/15/21 144A	740,000	723
	First Data Corp., 9.875%, 9/24/15	1,520,000	1,528
(c)	First Data Corp., 10.55%, 9/24/15	1,214,022	1,232
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,248
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,105,000	1,232
	Iron Mountain, Inc., 7.75%, 10/1/19	805,000	880
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,230,000	978
	Seagate HDD Cayman, 6.875%, 5/1/20	735,000	782
	Seagate HDD Cayman, 7.75%, 12/15/18	1,230,000	1,347
	SunGard Data Systems, Inc., 7.375%, 11/15/18	1,050,000	1,116
	SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	987
	Travelport LLC, 9.875%, 9/1/14	530,000	335
	West Corp., 8.625%, 10/1/18	615,000	675
	West Corp., 11.00%, 10/15/16	415,000	441

	Total		18,460

	Telecommunications (8.9%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	674
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	561
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	2,080,000	2,049
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/17 144A	725,000	645
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	935,000	1,024

	Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Cricket Communications, Inc., 7.75%, 10/15/20	3,295,000	3,237
	Cricket Communications, Inc., 10.00%, 7/15/15	920,000	968
	Frontier Communications Corp., 8.125%, 10/1/18	610,000	645
	Frontier Communications Corp., 8.25%, 4/15/17	1,305,000	1,403
	Frontier Communications Corp., 8.50%, 4/15/20	825,000	868
	Frontier Communications Corp., 8.75%, 4/15/22	825,000	870
	Frontier Communications Corp., 9.00%, 8/15/31	805,000	781
	GCI, Inc., 8.625%, 11/15/19	1,130,000	1,230
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,128
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,050,000	1,105
	NII Capital Corp., 7.625%, 4/1/21	1,705,000	1,667
	NII Capital Corp., 8.875%, 12/15/19	540,000	566
	PAETEC Holding Corp., 8.875%, 6/30/17	450,000	488
	SBA Telecommunications, Inc., 8.00%, 8/15/16	680,000	731
	SBA Telecommunications, Inc., 8.25%, 8/15/19	475,000	524
	Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,414
	Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,397
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	575,000	584
	Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,084
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	1,525,000	1,674
	Sprint Nextel Corp., 9.125%, 3/1/17 144A	575,000	572
	Sprint Nextel Corp., 11.50%, 11/15/21 144A	1,140,000	1,225
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,160,000	1,143
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,114,163	986
	Windstream Corp., 7.00%, 3/15/19	680,000	694
	Windstream Corp., 7.75%, 10/15/20	1,645,000	1,760
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,185

	Total		35,882

	Transportation (0.6%)
	Aircastle, Ltd., 6.75%, 4/15/17 144A	920,000	920

	Bonds (89.1%)	Shares/ $ Par	Value $ (000’s)

	Transportation continued
	Aircastle, Ltd., 7.625%, 4/15/20 144A	285,000	285
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	617
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	480,000	533

	Total		2,355

	Utilities (3.9%)
	The AES Corp., 7.375%, 7/1/21 144A	725,000	801
	The AES Corp., 7.75%, 10/15/15	1,495,000	1,667
	The AES Corp., 8.00%, 10/15/17	585,000	659
	The AES Corp., 8.00%, 6/1/20	1,170,000	1,343
	Calpine Corp., 7.50%, 2/15/21 144A	925,000	987
	Calpine Corp., 7.875%, 7/31/20 144A	1,785,000	1,941
	Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	1,520,000	1,634
	Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	510,000	566
(d)	Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	536
	Elwood Energy LLC, 8.159%, 7/5/26	1,103,263	1,123
	Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	502
	NRG Energy, Inc., 7.375%, 1/15/17	461,000	479
	NRG Energy, Inc., 7.625%, 1/15/18	1,380,000	1,383
	NRG Energy, Inc., 7.625%, 5/15/19	1,210,000	1,168
	NRG Energy, Inc., 8.25%, 9/1/20	230,000	227
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	708

	Total		15,724

	Total Bonds
	(Cost: $344,170)		359,387

	Short-Term Investments (9.0%)

	Beverage/Bottling (1.2%)
	Pepsico, Inc., 0.07%, 4/20/12	5,000,000	5,000

	Total		5,000

	Commercial Banks Non-US (2.5%)
	Barclays US Funding LLC, 0.12%, 4/9/12	5,000,000	5,000

High Yield Bond Portfolio

Short-Term Investments (9.0%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US continued
Royal Bank Of Canada, 0.05%, 4/4/12	5,000,000	5,000

Total		10,000

Finance Services (2.5%)
Alpine Securitization Corp., 0.18%, 4/23/12	5,000,000	4,999
Govco LLC, 0.33%, 5/11/12	5,000,000	4,998

Total		9,997

Oil and Gas (0.8%)
Devon Energy Corp., 0.30%, 4/2/12	3,000,000	3,000

Total		3,000

Restaurants (0.8%)
Darden Restaurants, Inc., 0.27%, 4/2/12	3,200,000	3,200

Total		3,200

Short Term Business Credit (1.2%)
Sheffield Receivables Corp., 0.17%, 5/8/12	5,000,000	4,999

Total		4,999

Total Short-Term Investments
(Cost: $36,196)		36,196

Total Investments (99.4%)
(Cost: $385,712)(a)		400,986

Other Assets, Less
Liabilities (0.6%)		2,428

Net Assets (100.0%)		403,414

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $120,280 representing 29.9% of the net assets.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $385,712 and the net unrealized appreciation of investments based on that cost was $15,274 which is comprised of $22,412 aggregate gross unrealized appreciation and $7,138 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,725	$—	$—
Preferred Stocks	—	3,678	—
Corporate Bonds	—	359,387	88
Short-Term Investments	—	36,196	—
Total	$1,725	$399,261	$88

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

Convertible Corporate Bonds (0.1%)	$ Par	Value $ (000’s)

Oil and Gas (0.1%)
Transocean, Inc., 1.50%, 12/15/37	300,000	299

Total Convertible Corporate Bonds
(Cost: $291)		299

Corporate Bonds (58.8%)

Aerospace/Defense (0.8%)
American Airlines Pass Through Trust, Series 2009-1, Class A, 10.375%, 7/2/19	89,816	98
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	194,163	198
American Airlines Pass Through Trust, Series 2011-2, Class A, 8.625%, 10/15/21	400,000	422
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	278,058	312
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	98,074	102
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	263,174	300
United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	333,954	382
Waha Aerospace BV, 3.925%, 7/28/20 144A	255,000	264

Total		2,078

Autos/Vehicle Parts (1.6%)
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	200,000	202
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	900,000	983
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	203
Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	440
Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,800,000	2,036
Meritor, Inc., 8.125%, 9/15/15	165,000	174

	Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	Oshkosh Corp., 8.50%, 3/1/20	100,000	109

	Total		4,147

	Banking (12.9%)
	Abbey National Treasury Services PLC, 2.137%, 4/25/14	600,000	582
	ABN Amro Bank NV, 2.323%, 1/30/14 144A	600,000	602
	Banco Bradesco SA, 2.598%, 5/16/14 144A	1,000,000	1,015
	Banco do Brasil SA, 2.256%, 2/15/13	300,000	300
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	223
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	103
	Banco Santander Brasil SA, 2.574%, 3/18/14 144A	400,000	393
	Banco Santander Brasil SA, 4.25%, 1/14/16 144A	800,000	800
	Banco Votorantim SA, 5.25%, 2/11/16 144A	400,000	413
	Bank of America Corp., 5.65%, 5/1/18	1,500,000	1,601
	Bank of America Corp., 5.75%, 12/1/17	500,000	536
	Bank of America Corp., 6.00%, 9/1/17	120,000	131
	BBVA Bancomer SA, 4.50%, 3/10/16 144A	1,100,000	1,133
(k)	The Bear Stearns LLC, 7.25%, 2/1/18	2,400,000	2,894
	BPCE SA, 2.277%, 2/7/14 144A	300,000	293
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	400,000	393
	Citigroup Capital XXI, 8.30%, 12/21/57	1,000,000	1,009
	The Export-Import Bank of Korea, 3.75%, 10/20/16	700,000	722
	The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	197
	The Export-Import Bank of Korea, 4.375%, 9/15/21	1,200,000	1,210
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	268

	Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 5.25%, 7/27/21	400,000	396
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	440
(b)	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	2,300,000	2,628
	HSBC Bank PLC, 4.125%, 8/12/20 144A	800,000	817
	ICICI Bank, Ltd., 5.50%, 3/25/15	400,000	416
	ICICI Bank, Ltd., 5.75%, 11/16/20 144A	100,000	98
	ICICI Bank, Ltd., 5.75%, 11/16/20	500,000	491
	Indo Energy Finance BV, 7.00%, 5/7/18 144A	200,000	205
	Intesa Sanpaolo SpA, 2.892%, 2/24/14 144A	1,600,000	1,561
	Lloyds TSB Bank PLC, 4.875%, 1/21/16	1,000,000	1,037
	Lloyds TSB Bank PLC, 5.80%, 1/13/20 144A	900,000	924
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	304
	Merrill Lynch & Co., 6.875%, 4/25/18	1,500,000	1,668
	Morgan Stanley, 5.95%, 12/28/17	200,000	206
	Morgan Stanley, 6.00%, 4/28/15	500,000	523
	Morgan Stanley, 7.30%, 5/13/19	700,000	753
	Rabobank Nederland NV, 11.00%, 12/29/49 144A	200,000	254
	Regions Financial Corp., 0.644%, 6/26/12	1,300,000	1,297
(k)	The Royal Bank of Scotland PLC, 4.875%, 8/25/14 144A	3,300,000	3,429
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	531
	SB Capital SA, 5.40%, 3/24/17	500,000	516
	SB Capital SA, 5.499%, 7/7/15	300,000	318
	State Bank of India/London, 4.50%, 7/27/15 144A	300,000	310

Multi-Sector Bond Portfolio

	Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

	Banking continued
	Turkiye Garanti Bankasi AS, 3.061%, 4/20/16 144A	200,000	185

	Total		34,125

	Basic Materials (4.7%)
	Berry Plastics Corp., 5.322%, 2/15/15	300,000	300
	Berry Plastics Corp., 8.25%, 11/15/15	400,000	427
	Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	107
	CSN Resources SA, 6.50%, 7/21/20 144A	100,000	112
	CSN Resources SA, 6.50%, 7/21/20	200,000	224
	Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	159
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	600,000	594
	FMG Resources Property, Ltd., 8.25%, 11/1/19 144A	100,000	105
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	800,000	828
	Huntsman International LLC, 8.625%, 3/15/21	600,000	673
	Ineos Finance PLC, 9.00%, 5/15/15 144A	1,200,000	1,274
	Lyondell Chemical Co., 8.00%, 11/1/17	283,000	318
	Lyondell Chemical Co., 11.00%, 5/1/18	598,919	662
	Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 144A	400,000	404
	Noble Group, Ltd., 4.875%, 8/5/15 144A	200,000	199
	Noble Group, Ltd., 4.875%, 8/5/15	200,000	199
	Noble Group, Ltd., 6.625%, 8/5/20 144A	300,000	294
	Noble Group, Ltd., 6.75%, 1/29/20 144A	500,000	492
(c)	Noranda Aluminum Acquisition Corp., 4.659%, 5/15/15	600,000	579
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	1,900,000	1,981

Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	600,000	635
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	200,000	215
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	100,000	102
SABIC Capital I BV, 3.00%, 11/2/15	1,200,000	1,224
Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	317

Total		12,424

Beverage/Bottling (0.2%)
Pernod-Ricard SA, 5.75%, 4/7/21 144A	400,000	443

Total		443

Builders/Building Materials (0.2%)
Agile Property Holdings, Ltd., 8.875%, 4/28/17 144A	150,000	140
Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	211
Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	105

Total		456

Cable/Media/Broadcasting/Satellite (1.1%)
Columbus International, Inc., 11.50%, 11/20/14 144A	300,000	333
CSC Holdings LLC, 7.625%, 7/15/18	100,000	111
CSC Holdings LLC, 8.625%, 2/15/19	200,000	230
CSC Holdings, Inc., 7.875%, 2/15/18	400,000	447
DISH DBS Corp., 7.125%, 2/1/16	325,000	360
EchoStar DBS Corp., 7.75%, 5/31/15	700,000	795
Insight Communications Co., Inc., 9.375%, 7/15/18 144A	100,000	114
Quebecor Media, Inc., 7.75%, 3/15/16	300,000	308
Warner Music Group Corp., 9.50%, 6/15/16	300,000	327

Total		3,025

Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

Consumer Products/Retailing (0.6%)
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	597,774	636
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	95,863	115
Jarden Corp., 6.125%, 11/15/22	100,000	105
Rock-Tenn Co., 4.45%, 3/1/19 144A	200,000	201
Sally Beauty Holdings, Inc., 6.875%, 11/15/19 144A	100,000	106
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	200,000	226
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	200,000	225

Total		1,614

Electric Utilities (1.1%)
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	471
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	236
Centrais Eletricas Brasileiras SA, 7.75%, 11/30/15 144A	1,300,000	1,510
Covanta Holding Corp., 6.375%, 10/1/22	100,000	102
Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	102
Entergy Corp., 3.625%, 9/15/15	100,000	102
Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	204
Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	102
Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	108

Total		2,937

Energy (0.5%)
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	104
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	100,000	110

Multi-Sector Bond Portfolio

	Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

	Energy continued
	Harvest Operations Corp., 6.875%, 10/1/17 144A	100,000	106
	Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	100,000	104
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	115
	Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	120
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	122
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	121
	Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	114
	SandRidge Energy, Inc., 7.50%, 3/15/21	200,000	197
	SandRidge Energy, Inc., 8.75%, 1/15/20	100,000	104
	SandRidge Energy, Inc., 9.875%, 5/15/16	100,000	109

	Total		1,426

	Financials (0.5%)
	CIT Group, Inc., 5.25%, 4/1/14 144A	1,200,000	1,226
	Usiminas Commercial, Ltd., 7.25%, 1/18/18 144A	100,000	111

	Total		1,337

	Gaming/Leisure/Lodging (0.2%)
	MGM Resorts International, 8.625%, 2/1/19 144A	400,000	429

	Total		429

	Gas Pipelines (0.7%)
	El Paso Corp., 7.875%, 6/15/12	100,000	101
	El Paso Corp., 8.25%, 2/15/16	100,000	109
	El Paso Corp., 12.00%, 12/12/13	800,000	921
	NGPL PipeCo LLC, 7.119%, 12/15/17 144A	500,000	455
	NGPL PipeCo LLC, 7.768%, 12/15/37 144A	200,000	172
(n)	Selectica, 8.75%, 11/15/15	500,000	—

	Total		1,758

	Health Care/Pharmaceuticals (3.1%)
	Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	109
	Biomet, Inc., 10.00%, 10/15/17	548,000	590

	Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
(c)	Biomet, Inc., 10.375%, 10/15/17	300,000	323
	Biomet, Inc., 11.625%, 10/15/17	200,000	216
	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,377
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	467,000	484
	DaVita, Inc., 6.375%, 11/1/18	400,000	419
	HCA, Inc., 6.50%, 2/15/20	2,200,000	2,310
	HCA, Inc., 8.00%, 10/1/18	200,000	218
	HCA, Inc., 9.875%, 2/15/17	130,000	142
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	100,000	110
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	300,000	335
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	610
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	900,000	938

	Total		8,181

	Independent Finance (4.8%)
	Ally Financial, Inc., 3.71%, 2/11/14	800,000	788
	Ally Financial, Inc., 3.874%, 6/20/14	1,000,000	975
	Ally Financial, Inc., 6.625%, 5/15/12	400,000	402
	Ally Financial, Inc., 6.75%, 12/1/14	400,000	417
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	425
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	327
	American International Group, Inc., 5.05%, 10/1/15	300,000	320
	American International Group, Inc., 5.60%, 10/18/16	200,000	217
	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,610
	Fibria Overseas Finance, Ltd., 6.75%, 3/3/21 144A	200,000	204
	Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	400,000	423
	Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	209

Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

Independent Finance continued
Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	211
IPIC GMTN, Ltd., 5.00%, 11/15/20 144A	1,500,000	1,534
LBG Capital No. 1 PLC, 8.50%, 12/17/49 144A	660,000	535
Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	174,825	143
Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	289
TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	463
TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	210
TNK-BP Finance SA, 7.50%, 3/13/13	600,000	631
TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	116
TNK-BP Finance SA, 7.875%, 3/13/18	500,000	583
Vnesheconombank Via VEB Finance, Ltd., 5.375%, 2/13/17 144A	200,000	206
Vnesheconombank Via VEB Finance, Ltd., 6.80%, 11/22/25	100,000	105
Vnesheconombank Via VEB Finance, Ltd., 6.902%, 7/9/20	400,000	433

Total		12,776

Industrial - Other (0.0%)
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 144A	100,000	95

Total		95

Metals/Mining (2.8%)
Alcoa, Inc., 6.75%, 7/15/18	200,000	228
Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	534
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	103
ArcelorMittal, 7.00%, 10/15/39	100,000	95
CSN Islands IX Corp., 10.00%, 1/15/15	200,000	236
CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	796
Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	230
Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	691
Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	847

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

Metals/Mining continued
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	200,000	192
Severstal OAO, 6.70%, 10/25/17 144A	700,000	708
Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	325
Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	804
Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	421
Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	116
Xstrata Canada Financial Corp., 3.60%, 1/15/17 144A	1,000,000	1,032

Total		7,358

Oil and Gas (8.8%)
AK Transneft OAO, 6.103%, 6/27/12 144A	200,000	201
AK Transneft OAO, 7.70%, 8/7/13	200,000	215
AK Transneft OAO, 8.70%, 8/7/18 144A	1,000,000	1,230
Anadarko Finance Co., 7.50%, 5/1/31	100,000	124
Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	346
Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	356
Continental Resources, Inc., 7.125%, 4/1/21	100,000	111
Ecopetrol SA, 7.625%, 7/23/19	720,000	887
Gazprom OAO, 5.625%, 7/22/13	28,215	29
Gazprom OAO, 6.51%, 3/7/22	1,000,000	1,090
Gazprom OAO, 7.288%, 8/16/37	700,000	794
Gazprom OAO, 8.625%, 4/28/34	1,000,000	1,260
Gazprom OAO, 9.25%, 4/23/19	200,000	247
Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,122
KazMunayGas National Co., 6.375%, 4/9/21 144A	900,000	994
KazMunayGas National Co., 7.00%, 5/5/20 144A	300,000	341
KazMunayGas National Co., 8.375%, 7/2/13	300,000	320
KazMunayGas National Co., 11.75%, 1/23/15	700,000	854
Nakilat, Inc., 6.067%, 12/31/33	200,000	214

	Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

	Oil and Gas continued
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	314
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	105
	OGX Austria GmbH, 8.375%, 4/1/22 144A	500,000	505
	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,620
(b)	Petrobras International Finance Co., 5.375%, 1/27/21	2,400,000	2,584
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	673
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	284
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	89
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	83
	Petroleos de Venezuela SA, 5.375%, 4/12/27	1,000,000	615
	Petroleos de Venezuela SA, 5.50%, 4/12/37	200,000	119
	Petroleos de Venezuela SA, 8.50%, 11/2/17	100,000	89
	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,613
	Petroleos Mexicanos, 8.00%, 5/3/19	1,000,000	1,265
	Pride International, Inc., 8.50%, 6/15/19	500,000	658
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	440,600	471
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	550,000	648
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	850
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	85,818	90

	Total		23,410

	Other Finance (4.4%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	904,000	942
	Banque PSA Finance, 2.481%, 4/4/14 144A	1,000,000	965
	Banque PSA Finance, 4.375%, 4/4/16 144A	1,000,000	995
	Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	262
	Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	733
	Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,370

Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

Other Finance continued
Eksportfinans ASA, 1.875%, 4/2/13	100,000	97
Lazard Group LLC, 6.85%, 6/15/17	300,000	330
Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,100,000	1,216
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	600,000	607
RCI Banque SA, 2.451%, 4/11/14 144A	900,000	870
RCI Banque SA, 4.60%, 4/12/16 144A	500,000	502
SLM Corp., 5.00%, 4/15/15	600,000	611
SLM Corp., 6.25%, 1/25/16	2,000,000	2,080
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	93,573	95

Total		11,675

Other Services (0.3%)
Ecolab, Inc., 3.00%, 12/8/16	800,000	832

Total		832

Paper and Forest Products (0.3%)
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	356
Georgia-Pacific LLC, 8.00%, 1/15/24	100,000	127
Georgia-Pacific LLC, 8.875%, 5/15/31	300,000	405

Total		888

Real Estate Investment Trusts (1.0%)
Longfor Properties Co., Ltd., 9.50%, 4/7/16 144A	200,000	201
Qatari Diar Finance QSC, 5.00%, 7/21/20	1,100,000	1,178
SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,120
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	155

Total		2,654

Services (0.2%)
ARAMARK Corp., 4.047%, 2/1/15	250,000	248
Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	223
Pearson PLC, 5.50%, 5/6/13 144A	100,000	105

Total		576

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

Technology (0.6%)
Audatex North America, Inc., 6.75%, 6/15/18 144A	100,000	105
First Data Corp., 7.375%, 6/15/19 144A	500,000	510
Hewlett-Packard Co., 3.30%, 12/9/16	700,000	728
SunGard Data Systems, Inc., 10.625%, 5/15/15	300,000	316

Total		1,659

Telecommunications (3.4%)
America Movil SAB de CV, 2.375%, 9/8/16	1,100,000	1,114
Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,100,000	1,213
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	962
Frontier Communications Corp., 7.125%, 3/15/19	125,000	125
Frontier Communications Corp., 7.875%, 4/15/15	100,000	107
Intelsat Jackson Holdings SA, 9.50%, 6/15/16	1,000,000	1,045
Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	207
Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,137
Qwest Corp., 7.25%, 9/15/25	500,000	535
Qwest Corp., 7.625%, 6/15/15	100,000	116
Telecom Italia Capital SA, 7.721%, 6/4/38	300,000	292
Telesat Canada/Telesat LLC, 11.00%, 11/1/15	300,000	320
tw telecom holdings, inc., 8.00%, 3/1/18	600,000	656
Vimpel Communications, 7.748%, 2/2/21 144A	200,000	198
Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	300,000	283
Windstream Corp., 7.875%, 11/1/17	100,000	110
Windstream Corp., 8.125%, 8/1/13	600,000	639

Total		9,059

Corporate Bonds (58.8%)	$ Par	Value $ (000’s)

Tobacco (0.9%)
Altria Group, Inc., 9.70%, 11/10/18	700,000	951
Altria Group, Inc., 10.20%, 2/6/39	800,000	1,240
Reynolds American, Inc., 6.75%, 6/15/17	50,000	60

Total		2,251

Transportation (0.3%)
DP World, Ltd., 6.85%, 7/2/37	200,000	193
RZD Capital, Ltd., 5.739%, 4/3/17	600,000	635

Total		828

Utilities (0.5%)
The AES Corp., 7.75%, 3/1/14	700,000	756
The AES Corp., 8.00%, 10/15/17	100,000	113
The AES Corp., 8.00%, 6/1/20	300,000	344

Total		1,213

Yankee Sovereign (2.3%)
Colombia Government International Bond, 8.125%, 5/21/24	1,200,000	1,701
Indonesia Government International Bond, 6.75%, 3/10/14	500,000	542
Indonesia Government International Bond, 6.875%, 1/17/18	100,000	119
Peruvian Government International Bond, 7.35%, 7/21/25	800,000	1,093
Qatar Government International Bond, 5.25%, 1/20/20 144A	1,200,000	1,323
Russian Federation, 4.50%, 4/4/22 144A	800,000	798
Russian Federation, 7.50%, 3/31/30	315,630	378
Venezuela Government International Bond, 7.75%, 10/13/19	100,000	84
Venezuela Government International Bond, 8.25%, 10/13/24	200,000	159

Total		6,197

Total Corporate Bonds
(Cost: $148,626)		155,851

Foreign Bonds (16.1%)

Autos / Vehicle Parts (0.5%)
Fiat Finance & Trade SA, 6.625%, 2/15/13	300,000	410

Foreign Bonds (16.1%)	$ Par	Value $ (000’s)

Autos / Vehicle Parts continued
Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	693
Fiat Finance & Trade SA, 9.00%, 7/30/12	100,000	135

Total		1,238

Banking (1.2%)
Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	690
Morgan Stanley, 1.321%, 3/1/13	1,300,000	1,714
The Royal Bank of Scotland PLC, 1.997%, 3/30/15	1,100,000	903

Total		3,307

Basic Materials (0.5%)
Grohe Holdings GmbH, 4.12%, 1/15/14	157,000	209
Grohe Holdings GmbH, 4.876%, 9/15/17	100,000	128
Kinove German Bondco GmbH, 10.00%, 6/15/18	400,000	555
Rhodia SA, 7.00%, 5/15/18	100,000	149
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	432

Total		1,473

Beverage/Bottling (0.3%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17	300,000	424
OI European Group BV, 6.75%, 9/15/20	200,000	282

Total		706

Cable/Media/Broadcasting/Satellite (0.7%)
UPC Holding BV, 8.375%, 8/15/20	1,300,000	1,792

Total		1,792

Energy (0.1%)
NXP BV/NXP Funding LLC, 3.995%, 10/15/13	37,305	49
Tokyo Electric Power Co., 4.50%, 3/24/14	150,000	189

Total		238

Finance Lessors (0.1%)
The Great Rolling Stock Co., 6.875%, 7/27/35	100,000	183

Total		183

Multi-Sector Bond Portfolio

	Foreign Bonds (16.1%)	$ Par	Value $ (000’s)

	Governments (9.7%)
	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	417
	Banque Centrale de Tunisie SA, 6.25%, 2/20/13	300,000	410
	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17	3,251,000	1,779
	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21	604,000	319
	Canada Housing Trust No. 1, 3.80%, 6/15/21 144A	1,800,000	1,978
	Commonwealth of Australia Treasury Indexed Bonds, 3.00%, 9/20/25	400,000	535
(k)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	2,100,000	4,029
(k)	Indonesia Treasury Bond, 10.00%, 2/15/28	21,000,000,000	3,024
(k)	Mexican Bonos, 6.00%, 6/18/15	47,000,000	3,774
	Province of Ontario Canada, 4.00%, 6/2/21	100,000	108
	Province of Ontario Canada, 4.20%, 3/8/18	300,000	332
	Province of Ontario Canada, 4.20%, 6/2/20	300,000	329
	Province of Quebec Canada, 4.50%, 12/1/18	1,700,000	1,905
	Province of Quebec Canada, 4.50%, 12/1/19	300,000	336
(k)	Republic of South Africa, 8.00%, 12/21/18	31,000,000	4,106
	United Kingdom Gilt Bond, 3.75%, 9/7/21	1,300,000	2,371

	Total		25,752

	Independent Finance (0.7%)
	Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	588
	LBG Capital No. 1 PLC, 7.869%, 8/25/20	100,000	136
	LBG Capital No. 1 PLC, 11.04%, 3/19/20	500,000	811

	Foreign Bonds (16.1%)	$ Par	Value $ (000’s)

	Independent Finance continued
	Mondi Finance PLC, 5.75%, 4/3/17	100,000	144
	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	135

	Total		1,814

	Other Finance (1.0%)
	ING Groep NV, 5.14%, 3/17/49	600,000	710
	IPIC GMTN, Ltd., 4.875%, 5/14/16	700,000	997
	New South Wales Treasury Corp., 2.75%, 11/20/25	300,000	373
	UPCB Finance II, Ltd., 6.375%, 7/1/20	400,000	529

	Total		2,609

	Property and Casualty Insurance (0.1%)
	American International Group, Inc., 8.625%, 5/22/38	100,000	158

	Total		158

	Retail Food and Drug (0.0%)
	Spirit Issuer PLC, 6.582%, 12/28/18	100,000	131

	Total		131

	Structured Products (0.3%)
	EMF-NL BV, 2.031%, 4/17/41	300,000	317
	Eurosail-NL BV, 1.981%, 10/17/40	231,268	280
	Real Estate Capital No. 5 PLC, 1.317%, 7/25/16	191,694	289

	Total		886

	Telecommunications (0.9%)
	Virgin Media Secured Finance PLC, 7.00%, 1/15/18	900,000	1,541
	Wind Acquisition Finance SA, 7.375%, 2/15/18	600,000	742

	Total		2,283

	Total Foreign Bonds
	(Cost: $42,241)		42,570

	Governments (13.2%)

	Governments (13.2%)
(k)	US Treasury, 0.25%, 12/15/14	6,500,000	6,461
	US Treasury, 2.00%, 11/15/21	300,000	295
	US Treasury, 2.00%, 2/15/22	200,000	196

	Governments (13.2%)	$ Par	Value $ (000’s)

	Governments continued
	US Treasury, 2.125%, 8/15/21	2,100,000	2,099
(k)	US Treasury, 2.75%, 2/15/19	5,700,000	6,140
(k)	US Treasury, 3.125%, 11/15/41	3,200,000	3,070
	US Treasury, 3.75%, 8/15/41	2,100,000	2,270
	US Treasury, 4.375%, 2/15/38	1,200,000	1,441
(k)	US Treasury, 6.375%, 8/15/27	9,000,000	12,984

	Total Governments
	(Cost: $35,767)		34,956

	Municipal Bonds (4.0%)

	Municipal Bonds (4.0%)
	Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	121
	American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	133
	Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	261
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	77
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	700,000	523
	Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	246
	California State, Series 2010, 7.30%, 10/1/39 GO	200,000	250
	California State, Series 2010, 7.70%, 11/1/30 GO	200,000	235
	California State, Series 2010, 7.95%, 3/1/36 GO	100,000	116
	The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	345

Multi-Sector Bond Portfolio

Municipal Bonds (4.0%)	$ Par	Value $ (000’s)

Municipal Bonds continued
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	129
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	267
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	76
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	70
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	76
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	383
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	134
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	124
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	258
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	131
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	274
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	128
New York City Municipal Water Finance Authority, Series 2010-EE, 6.011%, 6/15/42 RB	300,000	387

Municipal Bonds (4.0%)	$ Par	Value $ (000’s)

Municipal Bonds continued
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	352
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	601
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	118
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	257
North Texas Tollway Authority, Series 2010-B2, 8.91%, 2/1/30 RB	100,000	113
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	147
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	268
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	200,000	213
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB	1,100,000	1,298
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	108
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	105
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO	100,000	114
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	75

Municipal Bonds (4.0%)	$ Par	Value $ (000’s)

Municipal Bonds continued
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,280,000	941
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB	800,000	911
University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	119
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	125

Total Municipal Bonds
(Cost: $9,198)		10,609

Structured Products (4.8%)

Structured Products (4.8%)
Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	21,897	22
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	367
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.24%, 9/25/45	14,757	12
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 2.215%, 5/17/60 144A	300,000	300
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.633%, 6/10/49	100,000	111
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.724%, 2/10/51	100,000	113
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.472%, 6/20/47	300,000	230

Multi-Sector Bond Portfolio

Structured Products (4.8%)	$ Par	Value $ (000’s)

Structured Products continued
Banc of America Funding Corp., Series 2007-6, Class A1, 0.532%, 7/25/37	232,725	149
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.244%, 11/20/35	476,295	358
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1, 2.689%, 10/25/35	10,635	11
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.964%, 5/25/47	60,396	41
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.745%, 7/25/34	54,943	52
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.992%, 11/25/36	568,782	343
Bear Stearns Asset Backed Securities, Series 2006-HE10, Class 1A2, 0.442%, 12/25/36	100,000	67
Bear Stearns Asset Backed Securities I Trust, Series 2004-B01, Class 1A3, 0.792%, 10/25/34	507,933	497
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.666%, 6/11/40	213,727	222
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	606,402	488
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.452%, 12/25/36	100,000	34
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 5.509%, 9/25/37	57,304	36
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.948%, 9/25/37	252,148	167

Structured Products (4.8%)	$ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.437%, 12/20/46	93,995	50
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.452%, 7/20/46	40,669	17
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.572%, 11/20/35	21,430	12
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.159%, 12/25/35	19,349	11
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	939,577	585
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	84,667	80
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	82,575	82
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.502%, 5/25/36	108,147	101
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.532%, 7/25/36	100,000	35
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	236,003	213
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.884%, 7/25/36	100,000	46
Federal National Mortgage Association, Series 2003-W6, Class F, 0.592%, 9/25/42	59,971	59

Structured Products (4.8%)	$ Par	Value $ (000’s)

Structured Products continued
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	66,177	67
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,046
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.673%, 9/25/35	52,198	50
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.701%, 1/25/36	11,458	9
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	491,320	416
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.482%, 7/25/35	6,037	4
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.697%, 10/25/34	89,666	81
JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.845%, 7/25/35	96,129	90
JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.548%, 6/25/37	310,997	266
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.742%, 3/26/37 144A	548,850	492
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.147%, 12/25/35	1,257,599	1,137
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3B, 5.477%, 2/12/39	100,000	102
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.592%, 2/25/33	96,796	75

Multi-Sector Bond Portfolio

Structured Products (4.8%)	$ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 4.533%, 7/25/35	1,020,394	924
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.219%, 3/25/35	608,479	430
SLM Student Loan Trust, Series 2011-B, Class A3, 2.492%, 6/16/42 144A	100,000	96
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	77,593	79
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.372%, 6/25/37	192,404	192
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.322%, 6/15/20 144A	118,367	112
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.332%, 9/15/21 144A	301,974	290
WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 0.859%, 2/25/47	41,788	24
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.477%, 3/25/36	810,274	584
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 2.634%, 2/25/37	43,481	31
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.618%, 7/25/36	788,553	567
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.638%, 4/25/36	386,054	305

	Structured Products (4.8%)	$ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.721%, 7/25/36	12,802	10
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	68,635	69
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.021%, 11/25/37	394,873	324

	Total Structured Products
	(Cost: $13,795)		12,783

	Short-Term Investments (1.5%)

	Governments (1.5%)
(b)	US Treasury Bill, 0.05%, 6/28/12	200,000	200
(b)	US Treasury Bill, 0.14%, 9/13/12	2,200,000	2,199
(b)	US Treasury Bill, 0.14%, 9/27/12	1,400,000	1,399
(b)	US Treasury Bill, 0.20%, 3/7/13	120,000	120

	Total		3,918

	Total Short-Term Investments
	(Cost: $3,917)		3,918

	Total Investments (98.5%)
	(Cost: $253,835)(a)		260,986

	Other Assets, Less
	Liabilities (1.5%)		3,944

	Net Assets (100.0%)		264,930

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $58,444 representing 22.1% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $253,835 and the net unrealized appreciation of investments based on that cost was $7,151 which is comprised of $10,623 aggregate gross unrealized appreciation and $3,472 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2012, $18,226)	74	6/15	$(40)
Euro Bund Future (Long) (Total Notional Value at March 31, 2012, $550)	3	6/12	3
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at March 31, 2012, $3,929)	24	6/12	5
Long Gilt Future (Long) (Total Notional Value at March 31, 2012, $1,836)	10	6/12	(15)
US Ten Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2012, $1,969)	15	6/12	(27)

(c)	PIK—Payment In Kind

(h)	Forward foreign currency contracts outstanding on March 31, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized Depreciation/ (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of Nova Scotia	AUD	3,863	5/12	$66		$—	$66
Sell	Barclays Bank PLC	AUD	4,896	5/12	73		—	73
Sell	JP Morgan Chase Bank, N.A.	AUD	555	5/12	12		—	12
Sell	Morgan Stanley Capital Services, Inc.	BRL	4,363	6/12	140		—	140
Sell	Barclays Bank PLC	CAD	5,890	6/12	52		—	52
Buy	Citibank, N.A.	CNY	3,164	6/12	2		—	2
Buy	Goldman Sachs International	CNY	4,784	6/12	9		—	9
Buy	HSBC Bank USA	CNY	10,072	6/12	—		(2)	(2)
Buy	JP Morgan Chase Bank, N.A.	CNY	6,388	6/12	15		—	15
Buy	Royal Bank of Scotland PLC	CNY	1,900	6/12	1		—	1
Buy	Citibank, N.A.	CNY	4,361	2/13	—		(9)	(9)
Buy	Goldman Sachs International	CNY	7,472	2/13	—		(16)	(16)
Buy	UBS AG	CNY	36,342	2/13	—		(5)	(5)
Sell	JP Morgan Chase Bank, N.A.	CNY	6,290	6/12	2		—	2
Sell	UBS AG	CNY	20,018	6/12	3		—	3
Sell	BNP Paribas S.A.	CNY	15,400	2/13	—	(m)	—	— (m)
Sell	UBS AG	CNY	32,776	2/13	—		(15)	(15)
Buy	Bank of Nova Scotia	EUR	518	5/12	14		—	14
Buy	Barclays Bank PLC	EUR	513	5/12	5		—	5
Buy	Citibank, N.A.	EUR	510	5/12	2		—	2
Buy	Royal Bank Of Canada	EUR	34	5/12	1		—	1
Sell	Citibank, N.A.	EUR	532	4/12	—		(21)	(21)
Sell	Barclays Bank PLC	EUR	16,421	5/12	—		(161)	(161)
Buy	Citibank, N.A.	GBP	67	6/12	2		—	2
Sell	Bank of Nova Scotia	GBP	21	6/12	—		(1)	(1)
Sell	UBS AG	GBP	4,093	6/12	—		(93)	(93)
Sell	UBS AG	IDR	29,635,175	7/12	—		(63)	(63)
Buy	JP Morgan Chase Bank, N.A.	INR	88,222	7/12	—		(203)	(203)
Sell	JP Morgan Chase Bank, N.A.	INR	85,450	7/12	31		—	31
Sell	UBS AG	KRW	4,609	7/12	—	(m)	—	— (m)
Buy	HSBC Bank USA	MXN	58	6/12	—	(m)	—	— (m)
Sell	Morgan Stanley Capital Services, Inc.	MXN	32,403	6/12	12		—	12

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Citibank, N.A.	PHP	1,148	6/12	$—	(m)	$—	$— (m)
Sell	Credit Suisse International	SGD	26	5/12	—	(m)	—	— (m)
Sell	Citibank, N.A.	ZAR	99	4/12	—		(1)	(1)
Sell	Goldman Sachs International	ZAR	32,241	4/12	—		(113)	(113)

					$442		$(703)	$(261)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican New Peso

PHP — Philippines Peso

SGD — Singapore Dollar

ZAR — South African Rand

(i)	Written options outstanding on March 31, 2012.

Options on over-the-counter swaps

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call - OTC 5-Year		3-Month USD
Interest Rate Swap	Citibank, N.A.	LIBOR	Receive	1.70%	3/13	1,100	$(15)
Put - OTC 3-Year	Royal Bank of Scotland	3-Month USD
Interest Rate Swap	PLC	LIBOR	Receive	2.75%	6/12	3,700	— (m)
Put - OTC 5-Year		3-Month USD
Interest Rate Swap	Citibank, N.A.	LIBOR	Receive	1.70%	3/13	1,100	(17)

(Premiums Received $70)							$(32)

OTC — Over-the-Counter

(j)	Swap agreements outstanding on March 31, 2012.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.80%	6/16	MXN	(1)	5,900	$5
28 Day Mexico Interbank TIIE Banxico	HSBC Bank USA	Pay	5.80%	6/16	MXN	— (m)	5,800	5
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.60%	9/16	MXN	(14)	72,000	(2)
Brazil Cetip Interbank Deposit	BNP Paribas SA	Pay	10.78%	1/14	BRL	—	4,800	44
Brazil Cetip Interbank Deposit	BNP Paribas SA	Pay	12.55%	1/14	BRL	(6)	5,400	133
Brazil Cetip Interbank Deposit	Goldman Sachs	Pay	9.98%	1/14	BRL	(13)	5,300	3
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	12.12%	1/14	BRL	— (m)	200	6
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	10.17%	1/14	BRL	(5)	11,000	47
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	10.87%	1/14	BRL	(2)	4,000	38
Brazil Cetip Interbank Deposit	Morgan Stanley	Pay	10.22%	1/14	BRL	(53)	10,700	5
Brazil Cetip Interbank Deposit	UBS AG	Pay	10.38%	1/14	BRL	(12)	2,100	1
Brazil Cetip Interbank Deposit	UBS AG	Pay	10.77%	1/14	BRL	(1)	4,000	35

Multi-Sector Bond Portfolio

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Brazil Cetip	UBS AG	Pay	12.40%	1/14	BRL	(2)	3,400	$81
Interbank Deposit
Brazil Cetip	HSBC Bank USA	Pay	10.14%	1/15	BRL	(1)	10,600	2
Interbank Deposit

								$403

Credit Default Swaps on Corporate or Sovereign Issues

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000's)	Notional Amount (000's)	Unrealized Appreciation/ (Depreciation) (000's)
Alcoa Inc., 5.72%, 2/23/19	BNP Paribas SA	Sell	1.00%	6/21	USD	3.300%	26	300	$(23)
Alcoa, Inc., 5.72%, 2/23/19	Goldman Sachs International	Sell	1.00%	6/18	USD	3.031%	29	500	(26)
Ally Financial, Inc., 8.30%, 2/12/15	Citibank N.A.	Sell	5.00%	3/13	USD	2.871%	(1)	200	3
American Intl Group Inc., 6.25%, 5/1/36	UBS AG	Sell	5.00%	9/14	USD	1.377%	7	100	16
Arcelormittal, 6.125%, 6/1/18	Barclays Bank PLC	Sell	1.00%	6/16	EUR	4.361%	23	350	(35)
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	6/15	USD	0.660%	(2)	100	12
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	6/15	USD	0.660%	(1)	100	13
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	9/15	USD	0.702%	(1)	100	14
BP Capital Markets America, Inc., 4.20%, 6/15/18	JPMorgan Chase Bank, N.A.	Sell	5.00%	6/15	USD	0.660%	(2)	100	12
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	1.00%	6/15	USD	0.660%	(1)	500	4
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	9/21	USD	1.531%	49	1,200	(3)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/21	USD	1.531%	12	300	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/21	USD	1.531%	17	400	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	12/15	USD	0.965%	0	1,200	2
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/16	USD	1.085%	16	600	14
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.173%	19	1,100	10
Intesa Sanpaolo SPA, 4.75%, 6/15/17	Barclays Bank PLC	Buy	3.00%	3/14	USD	2.859%	(31)	1,000	(33)
Nokia Oyj, 6.75%, 2/4/19	Barclays Bank PLC	Sell	1.00%	3/14	EUR	2.177%	11	400	(1)
NRG Energy, Inc., 7.375%, 2/1/16	Barclays Bank PLC	Sell	5.00%	6/16	USD	6.074%	(31)	1,100	(73)
NRG Energy, Inc., 7.375%, 2/1/16	Citibank N.A.	Sell	5.00%	6/16	USD	6.074%	(7)	200	(15)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000's)	Notional Amount (000's)	Unrealized Appreciation/ (Depreciation) (000's)
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	Sell	1.00%	9/15	USD	1.191%	5	200	$4
Philippine Government International Bond, 10.625%, 3/16/25	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.379%	63	1,800	31
Philippine Government International Bond, 10.625%, 3/16/25	Morgan Stanley Capital Services LLC	Sell	2.44%	9/17	USD	1.492%	0	100	5
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	9/15	USD	0.762%	(1)	100	—(m)
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	9/15	USD	0.762%	(1)	200	—(m)
Republic of China, 4.75%, 10/29/13	BNP Paribas SA	Sell	1.00%	9/15	USD	0.762%	(1)	100	—(m)
Republic of China, 4.75%, 10/29/13	Citibank N.A.	Sell	1.00%	12/16	USD	1.035%	13	300	13
Republic of China, 4.75%, 10/29/13	HSBC Bank USA	Sell	1.00%	9/15	USD	0.762%	(1)	100	—(m)
Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services LLC	Sell	1.00%	9/16	USD	0.977%	(1)	200	(1)
Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services LLC	Sell	1.00%	9/15	USD	0.762%	(1)	200	1
Republic of China, 4.75%, 10/29/13	Royal Bank of Scotland PLC	Sell	1.00%	9/15	USD	0.762%	(1)	100	—(m)
Republic of China, 4.75%, 10/29/13	Royal Bank of Scotland PLC	Sell	1.00%	9/15	USD	0.762%	(1)	200	—(m)
Russian Federation, 7.50%, 3/31/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.809%	306	5,700	89
Sprint Nextel Corp., 6.00%, 12/1/16	UBS AG	Sell	5.00%	3/17	USD	7.521%	87	1,100	(19)
TNK-BP Finance SA, 7.50%, 7/18/16	HSBC Bank USA	Sell	1.00%	12/12	USD	0.907%	7	700	8
Tokyo Electric Power Co., 0.675%, 5/30/13	Citibank N.A.	Sell	1.00%	9/12	JPY	5.927%	7	11,800	4
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	3/17	USD	1.132%	74	4,200	48
United Mexican States, 7.50%, 4/8/33	Citibank N.A.	Sell	1.00%	9/16	USD	1.042%	13	500	12

									$84

Credit Default Swaps on Credit Indices

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000's)	Notional Amount (000's)	Unrealized Appreciation/ (Depreciation) (000's)
CDX Emerging Markets Index, Series 13	Barclays Bank PLC	Sell	5.00%	6/15	USD	2.020%	(122)	1,400	$7
CDX Emerging Markets Index, Series 13	HSBC Bank USA	Sell	5.00%	6/15	USD	2.020%	(83)	1,200	27

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000's)	Notional Amount (000's)	Unrealized Appreciation/ (Depreciation) (000's)
CDX Emerging Markets Index, Series 13	Morgan Stanley Capital Services LLC	Sell	5.00%	6/15	USD	2.020%	(26)	300	$1
CDX Emerging Markets Index, Series 14	Barclays Bank PLC	Sell	5.00%	12/15	USD	2.155%	(19)	200	1
CDX Emerging Markets Index, Series 14	HSBC Bank USA	Sell	5.00%	12/15	USD	2.155%	(19)	200	1
CDX Emerging Markets Index, Series 14	Morgan Stanley Capital Services LLC	Sell	5.00%	12/15	USD	2.155%	(20)	200	—(	m)
Dow Jones CDX NA Emerging Markets Index, Series 16	Barclays Bank PLC	Sell	5.00%	12/16	USD	2.379%	(74)	900	29
Dow Jones CDX NA Emerging Markets Index, Series 17	Barclays Bank PLC	Sell	5.00%	6/17	USD	2.459%	(104)	800	(7)
Dow Jones CDX NA Emerging Markets Index, Series 17	BNP Paribas SA	Sell	5.00%	6/17	USD	2.451%	(39)	300	(2)
Dow Jones CDX NA High Yield Index, Series 9	Morgan Stanley	Sell	3.75%	12/12	USD	2.547%	30	4,150	66

									$123

Centrally Cleared Interest Rate Swaps

Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000's)	Notional Amount (000's)	Unrealized Appreciation/ (Depreciation) (000's)
3-Month USD LIBOR	Pay	1.50%	6/17	USD	—(m)	2,220	$2,214

							$2,214

(k)	Cash or securities with an aggregate value of $49,911 (in thousands) has been pledged as collateral for swap contracts outstanding and written options on March 31, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$34,956	$—
Foreign Bonds	—	42,570	—
Municipal Bonds	—	10,609	—
Convertible Corporate Bonds	—	299	—
Corporate Bonds	—	155,851	—
Structured Products	—	12,783	—
Short-Term Investments	—	3,918	—
Other Financial Instruments^
Futures	8	—	—
Forward Currency Contracts	—	442	—
Interest Rate Swaps	2,214	405	—
Credit Default Swaps	—	447	—
Liabilities:
Other Financial Instruments^
Futures	(82)	—	—
Forward Currency Contracts	—	(703)	—
Written Options	—	(32)	—
Interest Rate Swaps	—	(2)	—
Credit Default Swaps	—	(240)	—
Total	$2,140	$261,303	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Commodities Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2012 (unaudited)

Governments (75.0%)	Shares/ $ Par	Value $ (000’s)

Governments (75.0%)
Federal Farm Credit Bank, 0.211%, 7/25/14	3,000,000	2,997
Federal Farm Credit Bank, 0.231%, 11/18/13	4,750,000	4,749
Federal Farm Credit Bank, 0.243%, 5/2/14	3,000,000	2,999
Federal Farm Credit Bank, 0.261%, 8/22/13	4,000,000	4,003
Federal Farm Credit Bank, 0.291%, 4/26/13	3,430,000	3,434
Federal Farm Credit Bank, 0.30%, 5/3/13	1,000,000	1,001
Federal Farm Credit Bank, 0.38%, 5/19/14	3,000,000	3,002
Federal Home Loan Bank, 0.184%, 11/1/12	3,000,000	3,000
Federal Home Loan Bank, 0.24%, 4/12/13	3,000,000	3,000
Federal Home Loan Bank, 0.28%, 3/8/13	2,000,000	2,001
Federal Home Loan Bank, 0.32%, 5/17/13	3,000,000	3,002
Federal Home Loan Bank, 0.36%, 3/15/13	4,000,000	4,006
Federal Home Loan Mortgage Corp., 0.515%, 11/26/12	4,980,000	4,990
Federal Home Loan Mortgage Corp., 0.625%, 12/28/12	3,000,000	3,009
Federal Home Loan Mortgage Corp., 1.25%, 5/3/12	2,000,000	2,002
Federal National Mortgage Association, 0.212%, 11/8/13	3,000,000	3,000
Federal National Mortgage Association, 0.246%, 3/14/13	2,000,000	2,002
Federal National Mortgage Association, 0.29%, 11/23/12	3,185,000	3,188
Federal National Mortgage Association, 0.50%, 10/30/12	5,600,000	5,610
Federal National Mortgage Association, 0.55%, 8/23/13	1,500,000	1,501
US Treasury, 0.375%, 8/31/12	5,000,000	5,005
US Treasury, 0.375%, 10/31/12	1,000,000	1,001
US Treasury, 0.625%, 6/30/12	1,000,000	1,001
US Treasury, 0.625%, 1/31/13	1,000,000	1,003
US Treasury, 0.625%, 4/30/13	4,000,000	4,017

	Governments (75.0%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 1.00%, 4/30/12	3,000,000	3,002
	US Treasury, 1.125%, 12/15/12	1,000,000	1,006
	US Treasury, 1.375%, 11/15/12	2,000,000	2,015
	US Treasury, 1.50%, 7/15/12	2,000,000	2,008

	Total Governments
	(Cost: $82,538)		82,554

	Short-Term Investments (23.6%)

	Federal Government & Agencies (19.1%)
	Federal Home Loan Bank, 0.10%, 5/15/12	5,000,000	4,999
	Federal Home Loan Mortgage Corp., 0.10%, 5/17/12	4,000,000	4,000
	Federal Home Loan Mortgage Corp., 0.10%, 5/22/12	3,000,000	3,000
	Federal Home Loan Mortgage Corp., 0.11%, 5/29/12	1,000,000	1,000
	Federal Home Loan Mortgage Corp., 0.12%, 6/20/12	5,000,000	4,999
(k)	Federal National Mortgage Association, 0.11%, 6/1/12	3,000,000	2,999

	Total		20,997

	Governments (4.5%)
	US Treasury Bill, 0.13%, 9/27/12	5,000,000	4,997

	Total		4,997

	Total Short-Term Investments
	(Cost: $25,993)		25,994

	Total Investments (98.6%)
	(Cost: $108,531)(a)		108,548

	Other Assets, Less
	Liabilities (1.4%)		1,562

	Net Assets (100.0%)		110,110

Commodities Return Strategy Portfolio

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $108,531 and the net unrealized appreciation of investments based on that cost was $17 which is comprised of $24 aggregate gross unrealized appreciation and $7 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000's)	Unrealized Appreciation/ (Depreciation) (000's)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	4/12	3,709	$(66)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	4/12	27,938	(433)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	4/12	9,931	(154)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	9,661	(117)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	8,554	(128)
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	4/12	11,020	(196)
Dow Jones-UBS Commodity Index	Societe Generale SA	USTB3M	DJUBS	4/12	12,156	(189)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	4/12	10,307	(183)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	4/12	16,999	(264)

						$(1,730)

USTB3M — US T-Bill 3-Month Auction Results Index plus Financing Fee

DJUBS — Dow Jones-UBS Commodity Index Total Return

(k)	Cash and securities with an aggregate value of $3,109 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2012.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$—	$82,554	$—
Short-Term Investments	—	25,994	—
Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(1,730)	—
Total	$—	$106,818	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2012, this Portfolio did not hold any derivative instruments.

Balanced Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (23.2%)

	Consumer Discretionary (2.5%)
	Coach, Inc.	50,300	3,887
	Comcast Corp. - Class A	282,000	8,463
*	Dollar General Corp.	56,600	2,615
*	General Motors Co.	5,246	135
*	General Motors Co. - B Warrants	4,771	53
	The Home Depot, Inc.	138,500	6,968
	Las Vegas Sands Corp.	51,600	2,971
	Limited Brands, Inc.	128,200	6,154
	Macy’s, Inc.	128,600	5,109
	Marriott International, Inc. - Class A	95,300	3,607
	McDonald’s Corp.	60,900	5,974
	News Corp. - Class A	347,300	6,838
	Viacom, Inc. - Class B	71,400	3,389

	Total		56,163

	Consumer Staples (2.1%)
	Costco Wholesale Corp.	56,700	5,148
	CVS Caremark Corp.	130,900	5,864
	The Estee Lauder Cos., Inc. - Class A	99,400	6,157
	Mead Johnson Nutrition Co.	105,900	8,735
*	Monster Beverage Corp.	33,594	2,086
	Philip Morris International, Inc.	124,400	11,023
	The Procter & Gamble Co.	133,800	8,993

	Total		48,006

	Energy (2.8%)
	Anadarko Petroleum Corp.	81,500	6,385
	Apache Corp.	25,300	2,541
	Chevron Corp.	83,700	8,976
	Exxon Mobil Corp.	234,000	20,295
	National-Oilwell Varco, Inc.	29,200	2,320
	Occidental Petroleum Corp.	84,900	8,085
	Schlumberger, Ltd.	112,700	7,881
*	Weatherford International, Ltd.	337,800	5,097
*	Whiting Petroleum Corp.	66,000	3,584

	Total		65,164

	Financials (3.3%)
	American Express Co.	111,900	6,474
	American Tower Corp.	118,100	7,443
	Citigroup, Inc.	259,200	9,474
	The Goldman Sachs Group, Inc.	65,200	8,109
	Invesco, Ltd.	202,100	5,390
	JPMorgan Chase & Co.	297,900	13,697
	KeyCorp	190,800	1,622
	MetLife, Inc.	135,400	5,057
	PNC Financial Services Group, Inc.	74,100	4,779

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Travelers Cos., Inc.	34,600	2,048
	Wells Fargo & Co.	354,600	12,106

	Total		76,199

	Health Care (3.1%)
	Agilent Technologies, Inc.	71,100	3,165
*	Alexion Pharmaceuticals, Inc.	52,700	4,894
	Allergan, Inc.	59,000	5,630
	Bristol-Myers Squibb Co.	203,600	6,871
*	Celgene Corp.	50,150	3,888
*	Cerner Corp.	81,200	6,184
	Covidien PLC	82,500	4,511
*	Express Scripts, Inc.	161,900	8,772
*	Gilead Sciences, Inc.	40,700	1,988
*	Intuitive Surgical, Inc.	10,600	5,743
	Pfizer, Inc.	614,200	13,918
	UnitedHealth Group, Inc.	84,600	4,986

	Total		70,550

	Industrials (2.7%)
	The Boeing Co.	75,900	5,645
	Caterpillar, Inc.	41,200	4,389
	CSX Corp.	129,500	2,787
	Cummins, Inc.	60,000	7,202
	Danaher Corp.	107,050	5,995
	Dover Corp.	171,700	10,807
	FedEx Corp.	67,800	6,235
	Honeywell International, Inc.	136,550	8,336
	Pall Corp.	23,400	1,395
	Precision Castparts Corp.	15,200	2,628
	Union Pacific Corp.	36,850	3,961
	United Technologies Corp.	38,300	3,176

	Total		62,556

	Information Technology (4.8%)
*	Apple, Inc.	40,100	24,039
	Broadcom Corp. - Class A	122,100	4,798
	Cisco Systems, Inc.	377,700	7,988
*	Cognizant Technology Solutions Corp. - Class A	94,700	7,287
*	EMC Corp.	136,400	4,076
*	Google, Inc. - Class A	15,900	10,196
	International Business Machines Corp.	55,100	11,497
*	Juniper Networks, Inc.	299,000	6,841
	MasterCard, Inc. - Class A	15,900	6,686
	Microsoft Corp.	367,500	11,852
	Oracle Corp.	208,400	6,077
	Qualcomm, Inc.	120,400	8,190

	Total		109,527

	Materials (1.1%)
	Celanese Corp.	80,400	3,713
	Cliffs Natural Resources, Inc.	83,426	5,778

Balanced Portfolio

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Hudbay Minerals, Inc.	251,300	2,754
	Monsanto Co.	91,800	7,322
	Praxair, Inc.	51,800	5,938

	Total		25,505

	Telecommunication Services (0.2%)
	Vodafone Group PLC, ADR	188,500	5,216

	Total		5,216

	Utilities (0.6%)
	American Electric Power Co., Inc.	93,300	3,600
	American Water Works Co., Inc.	260,600	8,868

	Total		12,468

	Total Large Cap Common Stocks		531,354

	Mid Cap Common Stocks (7.9%)

	Consumer Discretionary (1.1%)
*	Bed Bath & Beyond, Inc.	26,900	1,769
*	BorgWarner, Inc.	30,100	2,539
	Chico’s FAS, Inc.	137,400	2,075
*	Dollar Tree, Inc.	30,200	2,853
	GameStop Corp. - Class A	45,200	987
	The McGraw-Hill Cos., Inc.	51,500	2,496
*	Michael Kors Holdings, Ltd.	8,500	396
*	O’Reilly Automotive, Inc.	48,980	4,474
*	Penn National Gaming, Inc.	65,000	2,794
	Polaris Industries, Inc.	42,700	3,081
	Ross Stores, Inc.	14,800	860

	Total		24,324

	Consumer Staples (0.7%)
	Beam, Inc.	139,400	8,165
	Church & Dwight Co., Inc.	143,900	7,078

	Total		15,243

	Energy (0.7%)
*	Cameron International Corp.	52,700	2,784
*	Concho Resources, Inc.	19,300	1,970
	Core Laboratories N.V.	14,200	1,868
*	Denbury Resources, Inc.	146,600	2,673
*	FMC Technologies, Inc.	31,700	1,598
*	Oasis Petroleum, Inc.	70,600	2,177
	SM Energy Co.	28,600	2,024

	Total		15,094

	Financials (0.4%)
*	CBRE Group, Inc.	116,600	2,327
*	E*TRADE Financial Corp.	49,640	544
*	IntercontinentalExchange, Inc.	12,900	1,773
	Lazard, Ltd. - Class A	59,000	1,685
	Raymond James Financial, Inc.	84,000	3,068

	Total		9,397

	Health Care (0.7%)
	Aetna, Inc.	9,700	486

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	AmerisourceBergen Corp.	72,400	2,873
	CIGNA Corp.	9,700	478
*	Covance, Inc.	29,800	1,419
	Coventry Health Care, Inc.	13,900	494
*	DaVita, Inc.	52,100	4,698
	Humana, Inc.	5,200	481
*	IDEXX Laboratories, Inc.	22,900	2,003
*	Mettler-Toledo International, Inc.	20,800	3,843

	Total		16,775

	Industrials (1.3%)
*	BE Aerospace, Inc.	72,600	3,374
*	Corrections Corp. of America	82,600	2,256
	Expeditors International of Washington, Inc.	45,500	2,116
	Graco, Inc.	25,950	1,377
	Joy Global, Inc.	20,200	1,485
*	Kansas City Southern	40,600	2,911
	Knight Transportation, Inc.	106,700	1,884
	MSC Industrial Direct Co., Inc. - Class A	51,050	4,251
*	Owens Corning, Inc.	51,700	1,863
	Robert Half International, Inc.	91,000	2,757
	Roper Industries, Inc.	31,000	3,074
*	WESCO International, Inc.	54,817	3,580

	Total		30,928

	Information Technology (2.4%)
*	Alliance Data Systems Corp.	33,800	4,257
	Altera Corp.	25,200	1,003
	Amphenol Corp. - Class A	34,600	2,068
*	Atmel Corp.	280,900	2,770
*	Autodesk, Inc.	97,700	4,135
	Avago Technologies, Ltd.	139,600	5,440
*	Citrix Systems, Inc.	46,800	3,693
*	F5 Networks, Inc.	17,200	2,321
*	Fortinet, Inc.	23,200	642
*	Freescale Semiconductor Holdings I, Ltd.	397,000	6,110
	Global Payments, Inc.	54,100	2,568
*	Informatica Corp.	30,500	1,613
*	JDS Uniphase Corp.	94,700	1,372
	Microchip Technology, Inc.	45,500	1,693
*	NetApp, Inc.	22,400	1,003
*	SanDisk Corp.	19,700	977
*	Skyworks Solutions, Inc.	100,000	2,765
*	Teradata Corp.	28,800	1,963
*	VeriFone Systems, Inc.	94,350	4,894
*	Zebra Technologies Corp. - Class A	81,800	3,369

	Total		54,656

	Materials (0.4%)
	Airgas, Inc.	34,170	3,040
	CF Industries Holdings, Inc.	8,900	1,626
	Ecolab, Inc.	29,200	1,802
	PPG Industries, Inc.	24,500	2,347
	Titanium Metals Corp.	92,500	1,254

	Total		10,069

Balanced Portfolio

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.2%)
*	SBA Communications Corp. - Class A	70,900	3,603

	Total		3,603

	Total Mid Cap Common Stocks		180,089

	Small Cap Common Stocks (2.7%)

	Consumer Discretionary (0.5%)
*	American Public Education, Inc.	14,000	532
*	Bally Technologies, Inc.	19,500	912
*	Body Central Corp.	43,300	1,257
*	Bravo Brio Restaurant Group, Inc.	37,550	749
*	Genesco, Inc.	17,750	1,272
*	Grand Canyon Education, Inc.	38,950	692
*	Life Time Fitness, Inc.	20,550	1,039
*	LKQ Corp.	30,200	941
*	Mattress Firm Holding Corp.	19,700	747
	The Men’s Wearhouse, Inc.	18,650	723
	Monro Muffler Brake, Inc.	21,800	904
*	Red Robin Gourmet Burgers, Inc.	12,800	476
*	Shuffle Master, Inc.	54,100	952
	Ulta Salon, Cosmetics & Fragrance, Inc.	8,550	794
*	Vitamin Shoppe, Inc.	6,000	265

	Total		12,255

	Consumer Staples (0.0%)
*	Annie’s, Inc.	408	14
*	United Natural Foods, Inc.	16,750	782

	Total		796

	Energy (0.2%)
*	Approach Resources, Inc.	16,400	606
*	Carrizo Oil & Gas, Inc.	33,850	956
*	Gulfport Energy Corp.	36,150	1,053
*	Kodiak Oil & Gas Corp.	108,200	1,077
*	Northern Oil and Gas, Inc.	25,300	525
*	Rosetta Resources, Inc.	14,600	712

	Total		4,929

	Financials (0.2%)
*	Altisource Portfolio Solutions SA	12,100	734
	Boston Private Financial Holdings, Inc.	105,100	1,041
	East West Bancorp, Inc.	39,350	909
	Greenhill & Co., Inc.	10,900	476
*	Stifel Financial Corp.	21,200	802

	Total		3,962

	Health Care (0.5%)
*	Akorn, Inc.	63,600	744
*	Align Technology, Inc.	38,700	1,066
*	DexCom, Inc.	88,141	919

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Endologix, Inc.	65,664	962
*	Exact Sciences Corp.	85,700	956
*	HealthStream, Inc.	42,300	981
*	HMS Holdings Corp.	15,350	479
*	Impax Laboratories, Inc.	33,050	812
*	IPC The Hospitalist Co.	9,350	345
*	MAP Pharmaceuticals, Inc.	23,650	340
*	Omnicell, Inc.	97,256	1,479
	U.S. Physical Therapy, Inc.	15,900	367
*	VIVUS, Inc.	14,850	332
*	Vocera Communications, Inc.	6,600	155
*	Volcano Corp.	16,950	481

	Total		10,418

	Industrials (0.5%)
	Actuant Corp. - Class A	34,100	989
*	Astec Industries, Inc.	12,550	458
*	Chart Industries, Inc.	7,658	562
*	DXP Enterprises, Inc.	9,400	409
	Forward Air Corp.	18,727	687
*	GrafTech International, Ltd.	53,450	638
*	Heritage-Crystal Clean, Inc.	26,139	521
*	Hexcel Corp.	34,200	821
*	Huron Consulting Group, Inc.	24,789	931
*	The Keyw Holding Corp.	52,900	410
	Lindsay Corp.	10,300	683
*	Mistras Group, Inc.	26,591	633
*	Oshkosh Corp.	17,350	402
*	Proto Labs, Inc.	1,300	44
*	Rexnord Corp.	6,547	138
	Robbins & Myers, Inc.	18,650	971
	Snap-on, Inc.	15,700	957
	Sun Hydraulics Corp.	10,800	283
*	TransDigm Group, Inc.	8,150	943

	Total		11,480

	Information Technology (0.8%)
	ADTRAN, Inc.	15,950	498
*	Ancestry.com, Inc.	21,950	499
*	BroadSoft, Inc.	16,150	618
*	Calix, Inc.	65,650	560
*	Cardtronics, Inc.	40,900	1,074
*	Cavium, Inc.	19,500	603
*	Comverse Technology, Inc.	189	1
*	Cornerstone OnDemand, Inc.	20,050	438
*	Demandware, Inc.	4,000	119
*	Dice Holdings, Inc.	51,800	483
*	Diodes, Inc.	32,800	760
*	Equinix, Inc.	4,773	752
*	ExactTarget, Inc.	6,900	179
*	EZchip Semiconductor, Ltd.	12,150	526
*	Finisar Corp.	36,650	739
*	InterXion Holding NV	42,776	768
*	Microsemi Corp.	32,200	690
*	MicroStrategy, Inc. - Class A	2,450	343
*	Millennial Media, Inc.	800	19
	MKS Instruments, Inc.	17,950	530
*	Nanometrics, Inc.	45,000	833
*	Riverbed Technology, Inc.	29,600	831
*	Sourcefire, Inc.	29,300	1,410

Balanced Portfolio

	Domestic Common Stocks and Warrants (33.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	SPS Commerce, Inc.	42,000	1,129
*	Synacor, Inc.	71,400	540
*	Synchronoss Technologies, Inc.	33,700	1,076
*	Tangoe, Inc.	23,250	437
*	The Ultimate Software Group, Inc.	14,486	1,062
*	Yelp, Inc.	700	19

	Total		17,536

	Materials (0.0%)
	Balchem Corp.	19,711	596

	Total		596

	Total Small Cap Common Stocks		61,972

	Total Domestic Common Stocks and Warrants (Cost: $633,764)		773,415

	Investment Companies (6.3%)
	iShares Barclays MBS Bond Fund	139,107	15,017
	iShares iBoxx $ High Yield Corporate Bond Fund	256,840	23,331
	iShares MSCI EAFE Index Fund	265,700	14,587
	iShares Russell Midcap Index Fund	35,882	3,973
	Market Vectors Junior Gold Miners	26,250	644
	SPDR Barclays Capital High Yield Bond	586,900	23,106
*	SPDR S&P Biotech	32,600	2,620
	Vanguard Emerging Markets	1,066,060	46,342
	Vanguard MSCI EAFE	422,200	14,368

	Total Investment Companies (Cost: $140,150)		143,988

	Preferred Stocks (0.1%)

	Finance Services (0.1%)
	Ally Financial, Inc, 8.50%, 5/15/16	31,671	688
	Ally Financial, Inc., 7.0%, 5/10/12 144A	357	297
	GMAC Capital Trust I, 8.125%, 2/15/40	11,788	272

	Total Preferred Stocks
	(Cost: $1,404)		1,257

	Investment Grade Segment (8.8%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	206
	Boeing Capital Corp., 2.125%, 8/15/16	460,000	475
	Goodrich Corp., 4.875%, 3/1/20	85,000	96

Investment Grade Segment (8.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense continued
L-3 Communications Corp., 5.20%, 10/15/19	635,000	678
Lockheed Martin Corp., 3.35%, 9/15/21	175,000	175
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	450,000	349

Total		1,979

Auto Manufacturing (0.2%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	980,000	984
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	60,000	62
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	655,000	682
Daimler Finance North America LLC, 3.875%, 9/15/21 144A	100,000	102
PACCAR, Inc., 6.875%, 2/15/14	80,000	89
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,025,000	1,045
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	751

Total		3,715

Banking (2.3%)
ABN Amro Bank NV, 2.323%, 1/30/14 144A	8,500,000	8,522
Bank of America Corp., 3.625%, 3/17/16	580,000	579
Bank of America Corp., 3.75%, 7/12/16	155,000	156
Bank of America Corp., 5.75%, 12/1/17	870,000	933
Bank of Montreal, 2.50%, 1/11/17	1,100,000	1,122
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,225,000	1,255
Barclays Bank PLC, 5.00%, 9/22/16	100,000	107
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	144
BNP Paribas, 7.195%, 12/31/49 144A	300,000	266
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	3,000,000	3,019
Cie de Financement Foncier, 2.50%, 9/16/15 144A	535,000	539
Citigroup, Inc., 3.953%, 6/15/16	2,955,000	3,037
Citigroup, Inc., 5.875%, 1/30/42	225,000	233
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	736
Credit Suisse of New York, 4.375%, 8/5/20	1,720,000	1,788
Fifth Third Bancorp, 3.625%, 1/25/16	740,000	779
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	1,815,000	1,814
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	108
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,125,000	1,184
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	901
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	55
HSBC Bank PLC, 4.75%, 1/19/21 144A	380,000	402
HSBC Holdings PLC, 4.00%, 3/30/22	750,000	743
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	638
JPMorgan Chase & Co., 3.15%, 7/5/16	4,555,000	4,696
JPMorgan Chase & Co., 4.50%, 1/24/22	340,000	354
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	625
JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	301
Lloyds TSB Bank PLC, 2.911%, 1/24/14	5,000,000	4,980
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	2,185,000	2,383
Morgan Stanley, 2.875%, 7/28/14	780,000	776
Morgan Stanley, 3.80%, 4/29/16	775,000	754
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	340
PNC Funding Corp., 2.70%, 9/19/16	200,000	206
PNC Funding Corp., 4.375%, 8/11/20	440,000	478
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	590,000	631

Balanced Portfolio

Investment Grade Segment (8.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	160,000	156
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	668
State Street Corp., 2.875%, 3/7/16	390,000	406
SunTrust Banks, Inc., 3.50%, 1/20/17	575,000	586
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	455
U.S. Bancorp, 3.442%, 2/1/16	700,000	719
UBS Preferred Funding Trust V, 6.243%, 12/31/49	200,000	193
Union Bank, 3.00%, 6/6/16	180,000	186
USB Capital XIII Trust, 6.625%, 12/15/39	190,000	192
Wachovia Corp., 5.75%, 2/1/18	215,000	250
Wells Fargo & Co., 2.625%, 12/15/16	1,115,000	1,140
Wells Fargo & Co., 4.60%, 4/1/21	715,000	767
Wells Fargo & Co., 7.98%, 12/31/49	255,000	278

Total		51,580

Beverage/Bottling (0.3%)
Anheuser-Busch Cos. LLC, 4.50%, 4/1/18	40,000	45
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	255,000	303
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	259
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,547
The Coca-Cola Co., 1.65%, 3/14/18	750,000	744
The Coca-Cola Co., 3.15%, 11/15/20	775,000	810
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	303
PepsiCo, Inc., 3.125%, 11/1/20	300,000	308
PepsiCo, Inc., 7.90%, 11/1/18	80,000	107
Pernod-Ricard SA, 4.25%, 7/15/22 144A	115,000	115
Pernod-Ricard SA, 4.45%, 1/15/22 144A	115,000	117
Pernod-Ricard SA, 5.50%, 1/15/42 144A	140,000	141
Pernod-Ricard SA, 5.75%, 4/7/21 144A	1,090,000	1,207
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	580,000	590
SABMiller Holdings, Inc., 4.95%, 1/15/42 144A	535,000	554

Total		7,150

Cable/Media/Broadcasting/Satellite (0.3%)
Comcast Corp., 6.95%, 8/15/37	330,000	418
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	655,000	688
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	90,000	95
Discovery Communications LLC, 5.05%, 6/1/20	225,000	254
Gannett Co., Inc., 7.125%, 9/1/18	195,000	205
Historic TW, Inc., 6.625%, 5/15/29	580,000	687
Historic TW, Inc., 6.875%, 6/15/18	195,000	239
NBCUniversal Media LLC, 2.875%, 4/1/16	570,000	592
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	217
News America, Inc., 4.50%, 2/15/21	455,000	485
News America, Inc., 6.90%, 8/15/39	120,000	142
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,268
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,195

Total		7,485

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 4.25%, 11/15/20	930,000	973
Eastman Chemical Co., 7.25%, 1/15/24	85,000	103
Monsanto Co., 5.125%, 4/15/18	55,000	64

Total		1,140

Investment Grade Segment (8.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products (0.0%)
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	806

Total		806

Electric Utilities (1.0%)
Alabama Power Co., 3.95%, 6/1/21	780,000	831
Ameren Corp., 8.875%, 5/15/14	300,000	340
Appalachian Power Co., 4.60%, 3/30/21	390,000	425
Arizona Public Service Co., 5.05%, 9/1/41	355,000	378
Arizona Public Service Co., 8.75%, 3/1/19	95,000	123
Bruce Mansfield Unit, 6.85%, 6/1/34	494,547	529
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	470
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	447
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	443
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	138
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	126
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	177
The Detroit Edison Co., 3.45%, 10/1/20	410,000	428
DTE Energy Co., 6.375%, 4/15/33	175,000	213
Duke Energy Corp., 6.25%, 6/15/18	40,000	48
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	819
Entergy Corp., 4.70%, 1/15/17	660,000	687
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,051
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	628
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	393,423	397
Mississippi Power Co., 4.75%, 10/15/41	595,000	610
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	860,000	980
Nevada Power Co., 5.95%, 3/15/16	60,000	69
Nextera Energy, Inc., 4.50%, 6/1/21	800,000	849
NSTAR, 4.50%, 11/15/19	40,000	44
Ohio Edison Co., 6.875%, 7/15/36	145,000	178
Ohio Power Co., 5.375%, 10/1/21	375,000	430
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,217
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	267
PacifiCorp., 3.85%, 6/15/21	780,000	832
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	240
PPL Electric Utilities Corp., 3.00%, 9/15/21	160,000	161
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	173
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	539
Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	168
Public Service Co. of New Mexico, 5.35%, 10/1/21	405,000	408
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,549
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	691
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	258
SCANA Corp., 4.125%, 2/1/22	390,000	390
Sempra Energy, 2.30%, 4/1/17	635,000	643
Sempra Energy, 6.15%, 6/15/18	250,000	298
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	360
Tampa Electric Co., 5.40%, 5/15/21	530,000	616
Tampa Electric Co., 6.10%, 5/15/18	405,000	488
Union Electric Co., 6.40%, 6/15/17	180,000	216
Union Electric Co., 6.70%, 2/1/19	180,000	221
Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	703
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	65

Total		22,361

Electronics (0.2%)
Hewlett-Packard Co., 2.125%, 9/13/15	915,000	922
Hewlett-Packard Co., 3.00%, 9/15/16	555,000	570
Hewlett-Packard Co., 3.75%, 12/1/20	80,000	80

Balanced Portfolio

Investment Grade Segment (8.8%)	Shares/ $ Par	Value $ (000’s)

Electronics continued
Hewlett-Packard Co., 4.30%, 6/1/21	780,000	796
Hewlett-Packard Co., 4.65%, 12/9/21	565,000	591
International Business Machines Corp., 1.95%, 7/22/16	400,000	410
International Business Machines Corp., 2.00%, 1/5/16	520,000	534

Total		3,903

Food Processors (0.2%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	259
General Mills, Inc., 3.15%, 12/15/21	560,000	561
Kellogg Co., 3.25%, 5/21/18	235,000	248
Kraft Foods, Inc., 6.125%, 2/1/18	410,000	492
Kraft Foods, Inc., 6.50%, 8/11/17	410,000	495
Kraft Foods, Inc., 6.50%, 2/9/40	930,000	1,144
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	716

Total		3,915

Gas Pipelines (0.3%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	162
Energy Transfer Partners LP, 4.65%, 6/1/21	285,000	290
Energy Transfer Partners LP, 6.05%, 6/1/41	715,000	722
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	350
Enterprise Products Operating LLC, 3.20%, 2/1/16	585,000	616
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	800,000	934
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	795,000	873
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	309
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	396
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/1/42	740,000	723
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	208
Spectra Energy Partners LP, 2.95%, 6/15/16	315,000	324
Williams Partners LP, 4.00%, 11/15/21	135,000	136
Williams Partners LP, 4.125%, 11/15/20	54,000	55
Williams Partners LP, 5.25%, 3/15/20	460,000	507

Total		6,605

Health Care/Pharmaceuticals (0.3%)
Amgen, Inc., 3.875%, 11/15/21	935,000	957
Aristotle Holding, Inc., 2.65%, 2/15/17 144A	330,000	334
Aristotle Holding, Inc., 3.50%, 11/15/16 144A	560,000	585
Aristotle Holding, Inc., 3.90%, 2/15/22 144A	175,000	177
Express Scripts, Inc., 3.125%, 5/15/16	155,000	162
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	898
Merck & Co., Inc., 3.875%, 1/15/21	590,000	648
Merck & Co., Inc., 5.75%, 11/15/36	30,000	37
Pfizer, Inc., 5.35%, 3/15/15	370,000	418
Roche Holdings, Inc., 6.00%, 3/1/19 144A	385,000	470
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,209
Wyeth LLC, 5.50%, 2/15/16	25,000	29
Wyeth LLC, 5.95%, 4/1/37	630,000	798

Total		6,722

Independent Finance (0.2%)
American International Group, Inc., 5.60%, 10/18/16	430,000	466
General Electric Capital Corp., 2.90%, 1/9/17	3,000,000	3,112
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	2,011

Total		5,589

Investment Grade Segment (8.8%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology (0.0%)
Oracle Corp., 3.875%, 7/15/20	760,000	837

Total		837

Life Insurance (0.2%)
American International Group, Inc., 4.875%, 9/15/16	745,000	788
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	870
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	754
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	803
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	280
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	181
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	477
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	449

Total		4,602

Machinery (0.0%)
Caterpillar, Inc., 3.90%, 5/27/21	585,000	641

Total		641

Metals/Mining (0.4%)
ArcelorMittal, 5.25%, 8/5/20	235,000	230
ArcelorMittal, 5.50%, 3/1/21	460,000	452
ArcelorMittal, 6.125%, 6/1/18	250,000	263
Barrick Gold Corp., 2.90%, 5/30/16	425,000	443
Barrick Gold Corp., 3.85%, 4/1/22 144A	745,000	744
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	452
BHP Billiton Finance USA, Ltd., 1.625%, 2/24/17	805,000	801
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	670,000	644
Newmont Mining Corp., 3.50%, 3/15/22	925,000	891
Newmont Mining Corp., 6.25%, 10/1/39	146,000	162
Rio Tinto Finance USA, Ltd., 3.50%, 3/22/22	805,000	807
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	633
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	270
Teck Resources, Ltd., 3.00%, 3/1/19	215,000	212
Teck Resources, Ltd., 10.75%, 5/15/19	790,000	981
Vale Overseas, Ltd., 5.625%, 9/15/19	535,000	598

Total		8,583

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.80%, 2/1/42	915,000	977

Total		977

Oil & Gas Field Machines and Services (0.1%)
Nabors Industries, Inc., 4.625%, 9/15/21	830,000	866
Noble Holding International, Ltd., 3.95%, 3/15/22	925,000	924
Noble Holding International, Ltd., 5.25%, 3/15/42	175,000	174
Weatherford International, Ltd., 5.95%, 4/15/42	370,000	367

Total		2,331

Oil and Gas (0.7%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	927
BP Capital Markets PLC, 3.561%, 11/1/21	300,000	309
BP Capital Markets PLC, 4.50%, 10/1/20	185,000	203
BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,495

Balanced Portfolio

	Investment Grade Segment (8.8%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	463
	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	103
	Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	404
	ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,456
	Encana Corp., 3.90%, 11/15/21	1,390,000	1,353
	Ensco PLC, 4.70%, 3/15/21	585,000	631
	EOG Resources, Inc., 4.40%, 6/1/20	245,000	270
	Hess Corp., 5.60%, 2/15/41	420,000	457
	Husky Energy, Inc., 7.25%, 12/15/19	80,000	99
	Marathon Oil Corp., 6.60%, 10/1/37	140,000	168
	Nabors Industries, Inc., 6.15%, 2/15/18	655,000	764
	Noble Energy, Inc., 4.15%, 12/15/21	185,000	189
	Noble Energy, Inc., 6.00%, 3/1/41	280,000	311
	Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	351
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	279
	Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,791
	Southwestern Energy Co., 4.10%, 3/15/22 144A	460,000	456
	Suncor Energy, Inc., 6.85%, 6/1/39	265,000	342
	Talisman Energy, Inc., 3.75%, 2/1/21	700,000	688
	Total Capital International SA, 1.50%, 2/17/17	105,000	102
	Total Capital SA, 4.45%, 6/24/20	950,000	1,028
	Transocean, Inc., 5.05%, 12/15/16	360,000	386
	Transocean, Inc., 6.375%, 12/15/21	590,000	664
	Valero Energy Corp., 6.125%, 2/1/20	375,000	431

	Total		16,120

	Other Finance (0.2%)
	American Express Co., 6.15%, 8/28/17	590,000	693
	American Express Credit Corp., 2.375%, 3/24/17	160,000	160
	American Express Credit Corp., 5.125%, 8/25/14	590,000	642
	CVS Pass-Through Trust, 6.036%, 12/10/28	531,635	583
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	490,000	503
	Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,465,000	1,481

	Total		4,062

	Other Holdings (0.2%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	3,901,948	2,143
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	2,335,000	1,277

	Total		3,420

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	195,000	208
	American Tower Corp., 7.00%, 10/15/17	200,000	233
	Republic Services, Inc., 3.80%, 5/15/18	1,030,000	1,106
	Republic Services, Inc., 5.25%, 11/15/21	425,000	484
	Waste Management, Inc., 4.60%, 3/1/21	440,000	483

	Total		2,514

	Paper and Forest Products (0.1%)
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	890,000	994
	Georgia-Pacific LLC, 7.75%, 11/15/29	50,000	62

	Total		1,056

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	455,000	447
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	402

Investment Grade Segment (8.8%)	Shares/ $ Par	Value $ (000’s)

Railroads continued
Canadian National Railway Co., 5.85%, 11/15/17	140,000	167
CSX Corp., 5.60%, 5/1/17	490,000	565
Norfolk Southern Corp., 5.64%, 5/17/29	815,000	936

Total		2,517

Real Estate Investment Trusts (0.4%)
AvalonBay Communities, Inc., 3.95%, 1/15/21	675,000	692
Boston Properties LP, 3.70%, 11/15/18	105,000	109
BRE Properties, Inc., 5.20%, 3/15/21	535,000	573
BRE Properties, Inc., 5.50%, 3/15/17	245,000	270
Developers Diversified Realty Corp., 4.75%, 4/15/18	1,360,000	1,409
ERP Operating LP, 4.625%, 12/15/21	745,000	784
HCP, Inc., 3.75%, 2/1/16	335,000	345
HCP, Inc., 3.75%, 2/1/19	195,000	194
HCP, Inc., 5.375%, 2/1/21	280,000	302
HCP, Inc., 6.00%, 1/30/17	400,000	445
HCP, Inc., 6.70%, 1/30/18	200,000	231
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	294
Health Care REIT, Inc., 4.125%, 4/1/19	935,000	928
Simon Property Group LP, 4.75%, 3/15/42	740,000	706
Simon Property Group LP, 5.65%, 2/1/20	175,000	200
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	270,000	262
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	515,000	520
Vornado Realty LP, 4.25%, 4/1/15	490,000	514
Vornado Realty LP, 5.00%, 1/15/22	745,000	761
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	424
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	65,000	72

Total		10,035

Restaurants (0.1%)
Darden Restaurants, Inc., 4.50%, 10/15/21	600,000	615
Darden Restaurants, Inc., 6.20%, 10/15/17	360,000	406
Yum! Brands, Inc., 3.75%, 11/1/21	455,000	462
Yum! Brands, Inc., 3.875%, 11/1/20	355,000	367

Total		1,850

Retail Food and Drug (0.1%)
CVS Caremark Corp., 6.25%, 6/1/27	715,000	854
Delhaize Group SA, 5.70%, 10/1/40	770,000	712
Safeway, Inc., 6.35%, 8/15/17	1,170,000	1,361

Total		2,927

Retail Stores (0.2%)
The Home Depot, Inc., 4.40%, 4/1/21	205,000	230
The Home Depot, Inc., 5.40%, 3/1/16	175,000	202
The Home Depot, Inc., 5.875%, 12/16/36	70,000	84
Lowe’s Cos., Inc., 3.80%, 11/15/21	125,000	133
Lowe’s Cos., Inc., 5.125%, 11/15/41	145,000	158
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	355,000	356
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	590,000	677
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	130,000	146
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	715,000	841
Nordstrom, Inc., 6.25%, 1/15/18	225,000	275
Nordstrom, Inc., 7.00%, 1/15/38	265,000	354
Target Corp., 6.50%, 10/15/37	470,000	608
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	319
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	502
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	269
Wal-Mart Stores, Inc., 4.875%, 7/8/40	415,000	453

Total		5,607

Balanced Portfolio

	Investment Grade Segment (8.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications (0.4%)
	America Movil SAB de CV, 2.375%, 9/8/16	430,000	435
	America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,123
	AT&T Corp., 8.00%, 11/15/31	380,000	534
	AT&T, Inc., 2.95%, 5/15/16	865,000	914
	CenturyLink, Inc., 5.15%, 6/15/17	465,000	479
	Qwest Corp., 6.50%, 6/1/17	595,000	672
	Qwest Corp., 8.375%, 5/1/16	115,000	137
	Rogers Communications, Inc., 6.375%, 3/1/14	875,000	964
	Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	553
	Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,636
	Verizon Communications, Inc., 6.25%, 4/1/37	400,000	475
	Verizon Communications, Inc., 6.35%, 4/1/19	770,000	938

	Total		8,860

	Vehicle Parts (0.0%)
	Johnson Controls, Inc., 5.25%, 12/1/41	750,000	789

	Total		789

	Total Investment Grade Segment (Cost: $190,003)		200,678

	Governments (13.9%)

	Governments (13.9%)
	Canada Government International Bond, 0.875%, 2/14/17	4,375,000	4,322
	Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	8,368
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	7,800
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	12,282
	Overseas Private Investment Corp., 4.10%, 11/15/14	1,306,240	1,365
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	6,458
	US Department of Housing & Urban Development, 6.17%, 8/1/14	2,535,000	2,581
	US Treasury, 0.25%, 3/31/14	21,020,000	20,984
(g)	US Treasury, 0.25%, 12/15/14	17,975,000	17,867
(g)	US Treasury, 0.25%, 1/15/15	7,825,000	7,774
	US Treasury, 0.25%, 2/15/15	4,805,000	4,770
	US Treasury, 0.375%, 3/15/15	17,040,000	16,975
	US Treasury, 0.875%, 12/31/16	52,645,000	52,369
(g)	US Treasury, 0.875%, 1/31/17	8,040,000	7,990
	US Treasury, 1.00%, 9/30/16	3,315,000	3,326
	US Treasury, 1.25%, 1/31/19	4,005,000	3,921
	US Treasury, 1.375%, 11/30/18	6,905,000	6,840
	US Treasury, 1.375%, 2/28/19	4,955,000	4,885
	US Treasury, 1.75%, 10/31/18	7,790,000	7,914
	US Treasury, 2.00%, 2/15/22	4,065,000	3,987
	US Treasury, 3.125%, 11/15/41	10,905,000	10,460
	US Treasury, 3.75%, 8/15/41	8,154,000	8,815
	US Treasury, 4.50%, 2/15/36	5,665,000	6,915
	US Treasury, 5.375%, 2/15/31	7,400,000	9,953
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	4,034,755	4,131
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	3,766,595	3,775
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,776,115	6,944
	US Treasury Note, 0.25%, 2/28/14	21,600,000	21,568
(g)	US Treasury Note, 0.875%, 2/28/17	43,885,000	43,576

	Total Governments (Cost: $310,688)		318,915

Municipal Bonds (0.8%)	Shares/ $ Par	Value $ (000’s)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,425
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	92
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,183
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	458
The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	687
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, GO OF AUTH	740,000	788
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,326
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,417
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	234
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	752
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	255
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	580
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,550,000	2,683
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	517
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	143
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	930,000	992
State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	881
State of California, Series 2010, 7.60%, 11/1/40 GO	370,000	485
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,401
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	391
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	1,028

Total Municipal Bonds (Cost: $15,763)		17,718

Structured Products (16.9%)

Structured Products (16.9%)
Ally Auto Receivables Trust, Series 2009-B, Class C, 4.06%, 5/16/16 144A	2,880,000	2,997
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.334%, 2/14/43 IO	25,537,579	286
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,445,384	1,265
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,739,373	1,213

Balanced Portfolio

Structured Products (16.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.302%, 1/25/37	925,936	394
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.332%, 5/25/37	1,045,984	571
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	2,535,000	2,640
Citigroup Commercial Mortgage Trust, , , 5.737%, 6/14/50	1,485,000	1,662
Citigroup Commerical Mortgage Trust, Series 2008-C7, Class A4, 6.074%, 12/10/49	5,000,000	5,789
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	509,878	521
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	377,488	383
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	1,500,000	1,502
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,495,000	2,501
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	1,800,000	1,806
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,237
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,194,806	2,010
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,635,947	1,471
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	10,270,000	10,256
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.808%, 2/15/31 IO	17,420,758	378
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.469%, 10/15/30 IO 144A	926,682	14
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	4,605,998	4,641
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.514%, 8/25/20 IO	17,273,424	1,517
Federal Home Loan Mortgage Corp., 3.50%, 11/1/25	1,967,630	2,059
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	1,322,698	1,384
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	2,411,041	2,523
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	53,751	56

Structured Products (16.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	2,741,489	2,812
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	729,232	777
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	2,707,711	2,861
Federal Home Loan Mortgage Corp., 4.00%, 9/1/25	3,410,992	3,604
Federal Home Loan Mortgage Corp., 4.00%, 7/1/39	4,000,000	4,186
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	11,545,546	12,089
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	14,188,929	14,866
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	9,369,822	9,817
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	989,155	1,076
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	686,845	719
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	4,693,390	4,949
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,418,787	1,525
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	3,145,850	3,363
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	23,997,304	25,460
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	549,197	593
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	384,140	418
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,446,016	1,573
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	9,219,006	10,221
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	7,935,201	8,688
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	804,858	881
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	731,877	797
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	279,645	301
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	1,446,782	1,561
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	7,132,702	7,688
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	10,019,518	10,807
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	386,669	420
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	864,757	945

Balanced Portfolio

Structured Products (16.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	175,219	191
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,247,435	1,363
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	76,652	84
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,962,207	2,141
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	3,545,555	3,865
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	1,340,000	1,459
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	682,118	744
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,206,546	4,703
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,036,641	1,057
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	975,442	1,086
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	1,670,000	1,849
Federal Home Loan Mortgage Corp. TBA, 3.50%, 5/1/41	5,820,000	5,945
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/27	1,420,000	1,499
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/41	1,905,000	1,992
Federal Home Loan Mortgage Corp. TBA, 4.50%, 4/1/40	5,650,000	5,991
Federal National Mortgage Association, 3.00%, 4/1/12	1,880,000	1,946
Federal National Mortgage Association, 3.00%, 5/1/27	1,920,000	1,982
Federal National Mortgage Association, 3.50%, 4/1/26	1,130,195	1,187
Federal National Mortgage Association, 4.00%, 6/1/19	434,465	464
Federal National Mortgage Association, 4.50%, 6/1/19	4,798,142	5,255
Federal National Mortgage Association, 4.50%, 12/1/19	423,470	464
Federal National Mortgage Association, 4.50%, 11/1/40	3,679,918	3,920
Federal National Mortgage Association, 4.50%, 1/1/41	3,413,138	3,677
Federal National Mortgage Association, 4.50%, 2/1/41	5,310,640	5,664
Federal National Mortgage Association, 4.50%, 3/1/41	521,851	559
Federal National Mortgage Association, 4.50%, 4/1/41	469,335	501
Federal National Mortgage Association, 4.50%, 5/1/41	16,305,046	17,398
Federal National Mortgage Association, 5.00%, 3/1/20	1,588,934	1,738

Structured Products (16.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 4/1/20	543,938	595
Federal National Mortgage Association, 5.00%, 5/1/20	2,391,413	2,609
Federal National Mortgage Association, 5.00%, 4/1/35	1,946,777	2,164
Federal National Mortgage Association, 5.00%, 7/1/35	2,900,446	3,224
Federal National Mortgage Association, 5.00%, 10/1/35	1,251,412	1,391
Federal National Mortgage Association, 5.00%, 5/1/38	4,362,602	4,716
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	8,643,910	8,910
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,173
Federal National Mortgage Association, 5.50%, 4/1/21	862,203	945
Federal National Mortgage Association, 5.50%, 3/1/35	4,855,785	5,363
Federal National Mortgage Association, 5.50%, 9/1/35	6,030,819	6,627
Federal National Mortgage Association, 5.50%, 11/1/35	7,524,546	8,269
Federal National Mortgage Association, 5.50%, 11/1/37	4,148,666	4,344
Federal National Mortgage Association, 6.00%, 5/1/35	303,530	336
Federal National Mortgage Association, 6.00%, 6/1/35	562,215	622
Federal National Mortgage Association, 6.00%, 7/1/35	3,308,811	3,663
Federal National Mortgage Association, 6.00%, 10/1/35	589,159	652
Federal National Mortgage Association, 6.00%, 11/1/35	3,922,566	4,354
Federal National Mortgage Association, 6.00%, 9/1/36	1,354,173	1,503
Federal National Mortgage Association, 6.00%, 3/1/38	814,218	902
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	4,192,174	4,703
Federal National Mortgage Association, 6.50%, 7/1/37	4,831,584	5,428
Federal National Mortgage Association, 6.75%, 4/25/18	718,024	753
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	3,087,280	3,120
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 2/15/16	845,000	845
Ford Credit Auto Owner Trust, Series 2009-E, Class D,5.53%, 5/15/16 144A	4,401,638	4,671

Balanced Portfolio

	Structured Products (16.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,583
	Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	3,070,000	3,063
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	554
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.858%, 7/12/38 144A	400,000	447
	Government National Mortgage Association, 5.00%, 7/15/33	1,181,375	1,308
	Government National Mortgage Association, 5.50%, 1/15/32	78,455	88
	Government National Mortgage Association, 5.50%, 2/15/32	805,223	906
	Government National Mortgage Association, 5.50%, 9/15/32	22,987	26
	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, 4.859%, 8/10/42	2,000,000	2,081
	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	1,030,000	1,028
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	700,000	756
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.871%, 4/15/45	4,000,000	4,549
	Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,250,000	2,745
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	448,777	473
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	317,889	334
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.312%, 1/25/37	2,173,518	702
	Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	2,665,000	2,667
	Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	2,205,000	2,461
	Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	179,870	184
(n)	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	267,368	214

Structured Products (16.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	2,659,325	2,714
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.332%, 3/25/37	406,463	396
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.372%, 6/25/37	1,895,422	1,894
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,237
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.802%, 11/25/34	728,582	676
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	43,282	43
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	53,940	56
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	327,869	336
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,151,014	2,115

Total Structured Products (Cost: $373,533)		388,315

Below Investment Grade Segment (7.0%)

Aerospace/Defense (0.1%)
Bombardier, Inc., 5.75%, 3/15/22 144A	300,000	292
Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	256
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	455,000	482
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	265,000	284
Triumph Group, Inc., 8.625%, 7/15/18	290,000	325

Total		1,639

Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	180,000	201
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	338,000	349
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, 6/15/19	860,000	864
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 6/15/21	245,000	247
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	312
Exide Technologies, 8.625%, 2/1/18	155,000	130
Ford Motor Co., 7.45%, 7/16/31	1,060,000	1,296
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	265,000	268
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	635,000	658
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	770,000	830
Ford Motor Credit Co. LLC, 6.625%, 8/15/17	255,000	283
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	140,000	162
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	435,000	526
The Goodyear Tire & Rubber Co., 7.00%, 5/15/22	225,000	219

Balanced Portfolio

	Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	365,000	388
	Jaguar Land Rover PLC, 7.75%, 5/15/18 144A	165,000	169
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	272,000	295
	Visteon Corp., 6.75%, 4/15/19	210,000	213

	Total		7,410

	Basic Materials (0.7%)
	AbitibiBowater, Inc., 10.25%, 10/15/18 144A	200,000	229
	AK Steel Corp., 7.625%, 5/15/20	385,000	372
	AK Steel Corp., 8.375%, 4/1/22	340,000	330
	Aleris International, Inc., 7.625%, 2/15/18	220,000	230
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	265,000	240
	Arch Coal, Inc., 8.75%, 8/1/16	305,000	320
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	220,000	236
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	220
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	125,000	131
	Ball Corp., 5.00%, 3/15/22	205,000	206
	Berry Plastics Corp., 8.25%, 11/15/15	130,000	139
	Berry Plastics Corp., 9.50%, 5/15/18	480,000	509
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	161,427	162
	Cascades, Inc., 7.875%, 1/15/20	100,000	99
(d)	Catalyst Paper Corp., 11.00%, 12/15/16 144A	145,000	75
	Chemtura Corp., 7.875%, 9/1/18	120,000	129
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	200,000	204
	CONSOL Energy, Inc., 8.00%, 4/1/17	750,000	782
	CONSOL Energy, Inc., 8.25%, 4/1/20	110,000	115
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	560,000	578
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	225,000	223
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	300,000	292
	FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	165,000	165
	FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	480,000	490
	FMG Resources Property, Ltd., 8.25%, 11/1/19 144A	320,000	336
	Hexion US Finance Corp., 6.625%, 4/15/20 144A	160,000	164
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	425,000	440
	Ineos Finance PLC, 8.375%, 2/15/19 144A	580,000	613
	James River Coal Co., 7.875%, 4/1/19	80,000	54
	Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	80,000	81
	Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	260,000	224
	Murray Energy Corp., 10.25%, 10/15/15 144A	300,000	292
(d)	NewPage Corp., 10.00%, 5/1/12	770,000	46
(d)	NewPage Corp., 11.375%, 12/31/14	240,000	161
	Novelis, Inc., 7.25%, 2/15/15	534,000	534
	Patriot Coal Corp., 8.25%, 4/30/18	150,000	114
	Peabody Energy Corp., 6.00%, 11/15/18 144A	630,000	617
	Peabody Energy Corp., 6.25%, 11/15/21 144A	575,000	564
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	245,000	279
	Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	305,000	287

Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	935,000	968
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	915,000	954
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	245,000	259
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	320,000	344
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	235,000	231
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	475,000	486
Schaeffler Finance BV, 7.75%, 2/15/17 144A	50,000	53
Schaeffler Finance BV, 8.50%, 2/15/19 144A	50,000	53
Sealed Air Corp., 8.125%, 9/15/19 144A	525,000	579
Severstal Columbus LLC, 10.25%, 2/15/18	185,000	198
Silgan Holdings, Inc., 5.00%, 4/1/20 144A	340,000	338
Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	80,000	74
TPC Group LLC, 8.25%, 10/1/17	235,000	246
United States Steel Corp., 7.375%, 4/1/20	220,000	224
Vedanta Resources PLC, 8.25%, 6/7/21 144A	110,000	102
Verso Paper Holdings LLC / Verso Paper, Inc., 11.75%, 1/15/19 144A	135,000	139
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	205,000	113
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	120,000	91

Total		16,734

Builders/Building Materials (0.0%)
KB Home, 7.25%, 6/15/18	290,000	278
KB Home, 9.10%, 9/15/17	120,000	126
USG Corp., 7.875%, 3/30/20 144A	225,000	225

Total		629

Capital Goods (0.1%)
Case New Holland, Inc., 7.875%, 12/1/17	205,000	238
CNH Capital LLC, 6.25%, 11/1/16 144A	130,000	140
JMC Steel Group, 8.25%, 3/15/18 144A	185,000	192
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	228,000	234
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	240,000	279
SPX Corp., 6.875%, 9/1/17	295,000	323

Total		1,406

Consumer Products/Retailing (0.4%)
AutoNation, Inc., 5.50%, 2/1/20	165,000	167
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	595,000	631
Hanesbrands, Inc., 6.375%, 12/15/20	900,000	925
J.C. Penney Corp., Inc., 7.95%, 4/1/17	685,000	764
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	90,000	87
Levi Strauss & Co., 7.625%, 5/15/20	480,000	508
Limited Brands, Inc., 5.625%, 2/15/22	1,430,000	1,442
Limited Brands, Inc., 8.50%, 6/15/19	110,000	130
Revlon Consumer Products Corp., 9.75%, 11/15/15	335,000	360

Balanced Portfolio

Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Rite Aid Corp., 9.375%, 12/15/15	125,000	128
Rite Aid Corp., 10.25%, 10/15/19	135,000	155
Rite Aid Corp., 10.375%, 7/15/16	455,000	485
Sally Beauty Holdings, Inc., 6.875%, 11/15/19 144A	110,000	117
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	55,000	62
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	110,000	124
SUPERVALU, Inc., 7.50%, 11/15/14	480,000	488
SUPERVALU, Inc., 8.00%, 5/1/16	815,000	854
Toys R US Property Co. I LLC, 10.75%, 7/15/17	175,000	192
Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	136
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	825,000	846

Total		8,601

Energy (1.4%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	235,000	239
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	505,000	504
ATP Oil & Gas Corp., 11.875%, 5/1/15	160,000	117
Atwood Oceanics, Inc., 6.50%, 2/1/20	90,000	95
Bill Barrett Corp., 7.00%, 10/15/22	340,000	328
Bill Barrett Corp., 7.625%, 10/1/19	845,000	858
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	960,000	1,010
Chaparral Energy, Inc., 8.25%, 9/1/21	295,000	314
Chaparral Energy, Inc., 8.875%, 2/1/17	95,000	99
Chesapeake Energy Corp., 6.125%, 2/15/21	475,000	470
Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	336
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	181
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22 144A	175,000	176
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	905,000	898
Cimarex Energy Co., 5.875%, 5/1/22	605,000	617
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	302
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	550,000	605
Comstock Resources, Inc., 7.75%, 4/1/19	710,000	660
Concho Resources, Inc., 5.50%, 10/1/22	305,000	300
Concho Resources, Inc., 7.00%, 1/15/21	135,000	145
Continental Resources, Inc., 5.00%, 9/15/22 144A	705,000	709
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	355,000	377
Denbury Resources, Inc., 8.25%, 2/15/20	148,000	165
El Paso Corp., 7.00%, 6/15/17	515,000	574
El Paso Corp., 7.25%, 6/1/18	515,000	577
El Paso Corp., 7.75%, 1/15/32	320,000	364
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,115,000	1,156
Energy Transfer Equity LP, 7.50%, 10/15/20	555,000	616
Exterran Holdings, Inc., 7.25%, 12/1/18	970,000	931
Forest Oil Corp., 7.25%, 6/15/19	805,000	787
Hercules Offshore, Inc., 7.125%, 4/1/17 144A	90,000	90
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	130
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	232
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20 144A	135,000	135

Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Key Energy Services, Inc., 6.75%, 3/1/21 144A	90,000	92
Key Energy Services, Inc., 6.75%, 3/1/21	715,000	735
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	966
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	240,000	254
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	450,000	437
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	570,000	559
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	190,000	197
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	335,000	352
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	157
McJunkin Red Man Corp., 9.50%, 12/15/16	175,000	191
Newfield Exploration Co., 6.875%, 2/1/20	1,170,000	1,226
Newfield Exploration Co., 7.125%, 5/15/18	445,000	468
Oasis Petroleum, Inc., 6.50%, 11/1/21	480,000	482
Offshore Group Investments, Ltd., 11.50%, 8/1/15	265,000	292
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	455,000	473
Oil States International, Inc., 6.50%, 6/1/19	165,000	173
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	860,000	877
Plains Exploration & Production Co., 6.625%, 5/1/21	270,000	286
Plains Exploration & Production Co., 6.75%, 2/1/22	265,000	277
Plains Exploration & Production Co., 7.625%, 4/1/20	615,000	670
Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	410
QEP Resources, Inc., 5.375%, 10/1/22	525,000	520
QEP Resources, Inc., 6.875%, 3/1/21	240,000	265
Range Resources Corp., 5.00%, 8/15/22	225,000	222
Range Resources Corp., 5.75%, 6/1/21	195,000	205
Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	319
Samson Investment Co., 9.75%, 2/15/20 144A	995,000	1,007
SandRidge Energy, Inc., 7.50%, 3/15/21	275,000	271
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	265
SandRidge Energy, Inc., 9.875%, 5/15/16	220,000	239
SESI LLC, 6.375%, 5/1/19	265,000	281
SM Energy Co., 6.50%, 11/15/21	535,000	570
SM Energy Co., 6.625%, 2/15/19	230,000	244
Swift Energy Co., 8.875%, 1/15/20	235,000	256
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	165,000	167
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	605,000	644
Venoco, Inc., 8.875%, 2/15/19	130,000	119
W&T Offshore, Inc., 8.50%, 6/15/19	245,000	259
WPX Energy, Inc., 5.25%, 1/15/17 144A	555,000	552
WPX Energy, Inc., 6.00%, 1/15/22 144A	270,000	270

Total		31,346

Financials (0.7%)
Air Lease Corp., 5.625%, 4/1/17 144A	755,000	752
Ally Financial, Inc., 5.50%, 2/15/17	545,000	546
Ally Financial, Inc., 7.50%, 9/15/20	380,000	410
Ally Financial, Inc., 8.00%, 3/15/20	370,000	412
Ally Financial, Inc., 8.00%, 11/1/31	120,000	128
American General Finance Corp., 5.40%, 12/1/15	385,000	319
AmSouth Bank, 5.20%, 4/1/15	655,000	668

Balanced Portfolio

	Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	212,440	221
	CIT Group, Inc., 4.75%, 2/15/15 144A	395,000	398
	CIT Group, Inc., 5.25%, 3/15/18	755,000	770
	CIT Group, Inc., 5.50%, 2/15/19 144A	510,000	520
	CIT Group, Inc., 7.00%, 5/2/16 144A	350,000	351
	CIT Group, Inc., 7.00%, 5/2/17 144A	650,000	652
	E*TRADE Financial Corp., 6.75%, 6/1/16	355,000	363
	Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	3,549
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	385,000	398
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	156
	International Lease Finance Corp., 5.75%, 5/15/16	415,000	415
	International Lease Finance Corp., 6.25%, 5/15/19	560,000	553
	International Lease Finance Corp., 7.125%, 9/1/18 144A	185,000	202
	International Lease Finance Corp., 8.625%, 9/15/15	85,000	93
	International Lease Finance Corp., 8.75%, 3/15/17	390,000	434
	International Lease Finance Corp., 8.875%, 9/1/17	190,000	212
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	143
	NB Capital Trust IV, 8.25%, 4/15/27	180,000	184
	Regions Financial Corp., 7.75%, 11/10/14	430,000	471
	SLM Corp., 6.00%, 1/25/17	1,120,000	1,154
	SLM Corp., 7.25%, 1/25/22	955,000	998
	SLM Corp., 8.00%, 3/25/20	840,000	907
	SLM Corp., 8.45%, 6/15/18	195,000	217
(d,m)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	—
(d,m)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	—

	Total		16,596

	Foods (0.2%)
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	133,000	136
	Constellation Brands, Inc., 7.25%, 9/1/16	165,000	187
	Cott Beverages, Inc., 8.125%, 9/1/18	560,000	606
	Cott Beverages, Inc., 8.375%, 11/15/17	195,000	211
	Dean Foods Co., 7.00%, 6/1/16	810,000	832
	Dean Foods Co., 9.75%, 12/15/18	365,000	404
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	110,000	116
	Dole Food Co., Inc., 13.875%, 3/15/14	191,000	218
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	210,000	214
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	195,000	189
	Pilgrim’s Pride Corp., 7.875%, 12/15/18	620,000	618
	Smithfield Foods, Inc., 10.00%, 7/15/14	123,000	144
	TreeHouse Foods, Inc., 7.75%, 3/1/18	645,000	699

	Total		4,574

	Gaming/Leisure/Lodging (0.3%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	830,000	869
	AMC Entertainment, Inc., 9.75%, 12/1/20	260,000	245
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	145,000	126
	Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 2/15/20 144A	715,000	728
	Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	500,000	528
	The Geo Group, Inc., 6.625%, 2/15/21	220,000	230
	Harrah’s Operating Co., 10.00%, 12/15/18	156,000	121
	Harrah’s Operating Co., 11.25%, 6/1/17	360,000	392
	Host Hotels & Resorts LP, 5.875%, 6/15/19	45,000	47

	Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	MGM Resorts International, 7.625%, 1/15/17	590,000	609
	MGM Resorts International, 8.625%, 2/1/19 144A	600,000	644
	MGM Resorts International, 9.00%, 3/15/20	350,000	389
	MGM Resorts International, 11.125%, 11/15/17	355,000	402
	Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	298
	Regal Entertainment Group, 9.125%, 8/15/18	570,000	624
	Scientific Games International, Inc., 9.25%, 6/15/19	165,000	183
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	495,000	536
	Speedway Motorsports, Inc., 6.75%, 2/1/19	205,000	213
	Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	361
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	121

	Total		7,666

	Health Care/Pharmaceuticals (0.7%)
	Alere, Inc., 8.625%, 10/1/18	200,000	207
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	260,000	272
(c)	Biomet, Inc., 10.375%, 10/15/17	155,000	167
	Capella Healthcare, Inc., 9.25%, 7/1/17	330,000	338
	Centene Corp., 5.75%, 6/1/17	650,000	672
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19 144A	640,000	662
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	192,000	199
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	295,000	315
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	525,000	562
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	480,000	494
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	965,000	992
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	65,000	71
	HCA Holdings, Inc., 7.75%, 5/15/21	240,000	248
	HCA, Inc., 5.875%, 3/15/22	1,880,000	1,882
	HCA, Inc., 6.50%, 2/15/20	1,180,000	1,239
	HCA, Inc., 7.25%, 9/15/20	510,000	555
	HCA, Inc., 7.875%, 2/15/20	130,000	143
	HCA, Inc., 8.00%, 10/1/18	190,000	207
	HCA, Inc., 8.50%, 4/15/19	325,000	361
	HCA, Inc., 9.875%, 2/15/17	45,000	49
	Health Management Associates, Inc., 6.125%, 4/15/16	635,000	664
	Health Management Associates, Inc., 7.375%, 1/15/20 144A	150,000	153
	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	250,000	254
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	235,000	246
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	410,000	428
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	145,000	160
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	85,000	95
	Patheon, Inc., 8.625%, 4/15/17 144A	265,000	228
	Service Corp. International, 7.00%, 5/15/19	205,000	222
	Service Corp. International, 8.00%, 11/15/21	110,000	127
	Tenet Healthcare Corp., 6.25%, 11/1/18 144A	840,000	867
	Tenet Healthcare Corp., 8.875%, 7/1/19	285,000	319
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	204
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	735,000	744

Balanced Portfolio

	Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)
	Health Care/Pharmaceuticals continued
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,115,000	1,123
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19 144A	115,000	114
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	4,000	3
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	115,000	120

	Total		15,706

	Media (0.7%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	120,000	124
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	368,120	420
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	150,000	155
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	375,000	397
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	145,000	156
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	755,000	819
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	160,000	173
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	890,000	956
	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20 144A	460,000	449
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	170,000	186
	CSC Holdings LLC, 6.75%, 11/15/21 144A	510,000	531
	CSC Holdings LLC, 8.625%, 2/15/19	650,000	747
	CSC Holdings, Inc., 7.875%, 2/15/18	345,000	386
(c)	Dex One Corp., 12.00%, 1/29/17	537,599	157
	DISH DBS Corp., 6.75%, 6/1/21	520,000	560
	DISH DBS Corp., 7.125%, 2/1/16	475,000	525
	DISH DBS Corp., 7.875%, 9/1/19	485,000	558
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	680,000	711
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	165,000	177
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	360,000	378
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	755,000	794
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	500,000	549
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	400,000	421
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	525,000	541
	The McClatchy Co., 11.50%, 2/15/17	130,000	138
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	435,000	473
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	290,000	320
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	124,000	143
	QVC, Inc., 7.375%, 10/15/20 144A	195,000	215
	QVC, Inc., 7.50%, 10/1/19 144A	230,000	252
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	100,000	97
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	280,000	302
	Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	840
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	360,000	367
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	505,000	534
	Videotron Ltee, 5.00%, 7/15/22 144A	750,000	742
	Virgin Media Finance PLC, 8.375%, 10/15/19	110,000	123

	Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)
	Media continued
	WMG Acquisition Corp., 11.50%, 10/1/18 144A	285,000	305
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	145,000	157

	Total		15,878

	Other Holdings (0.0%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	200,000	4
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	25

	Total		29

	Real Estate (0.1%)
	Colonial Realty LP, 6.05%, 9/1/16	360,000	388
	DuPont Fabros Technology LP, 8.50%, 12/15/17	730,000	803

	Total		1,191

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	85,000	87
	Mobile Mini, Inc., 7.875%, 12/1/20	485,000	516
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	125,000	106
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	340
	UR Financing Escrow Corp., 5.75%, 7/15/18 144A	115,000	118
	UR Financing Escrow Corp., 7.375%, 5/15/20 144A	160,000	164
	UR Financing Escrow Corp., 7.625%, 4/15/22 144A	160,000	164

	Total		1,495

	Technology (0.3%)
	Alliance Data Systems Corp., 6.375%, 4/1/20 144A	455,000	463
	Amkor Technology, Inc., 6.625%, 6/1/21	925,000	956
	Equinix, Inc., 7.00%, 7/15/21	545,000	598
	Equinix, Inc., 8.125%, 3/1/18	280,000	308
	Fidelity National Information Services, Inc., 5.00%, 3/15/22 144A	935,000	921
	First Data Corp., 7.375%, 6/15/19 144A	845,000	861
	First Data Corp., 8.25%, 1/15/21 144A	170,000	166
	First Data Corp., 9.875%, 9/24/15	115,000	116
(c)	First Data Corp., 10.55%, 9/24/15	571,424	580
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	667,000	744
	Iron Mountain, Inc., 7.75%, 10/1/19	395,000	431
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	240,000	191
	Seagate HDD Cayman, 7.75%, 12/15/18	290,000	318
	SunGard Data Systems, Inc., 7.375%, 11/15/18	380,000	404
	SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	256
	Travelport LLC, 9.875%, 9/1/14	255,000	161
	West Corp., 8.625%, 10/1/18	295,000	324
	West Corp., 11.00%, 10/15/16	195,000	207

	Total		8,005

	Telecommunications (0.6%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	685,000	700
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	151
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	255,000	251
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/17 144A	195,000	173

Balanced Portfolio

	Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	275,000	301
	Cricket Communications, Inc., 7.75%, 10/15/20	860,000	845
	Cricket Communications, Inc., 10.00%, 7/15/15	125,000	132
	Frontier Communications Corp., 8.125%, 10/1/18	705,000	745
	Frontier Communications Corp., 8.25%, 4/15/17	175,000	188
	Frontier Communications Corp., 8.50%, 4/15/20	385,000	405
	Frontier Communications Corp., 8.75%, 4/15/22	160,000	169
	Frontier Communications Corp., 9.00%, 8/15/31	315,000	305
	GCI, Inc., 8.625%, 11/15/19	855,000	931
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	243
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	820,000	863
	NII Capital Corp., 7.625%, 4/1/21	475,000	464
	NII Capital Corp., 8.875%, 12/15/19	875,000	917
	PAETEC Holding Corp., 8.875%, 6/30/17	220,000	239
	SBA Telecommunications, Inc., 8.00%, 8/15/16	130,000	140
	SBA Telecommunications, Inc., 8.25%, 8/15/19	230,000	254
	Sprint Capital Corp., 6.90%, 5/1/19	455,000	394
	Sprint Nextel Corp., 6.00%, 12/1/16	710,000	634
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	225,000	228
	Sprint Nextel Corp., 8.375%, 8/15/17	575,000	555
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	810,000	889
	Sprint Nextel Corp., 9.125%, 3/1/17 144A	225,000	224
	Sprint Nextel Corp., 11.50%, 11/15/21 144A	295,000	317
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	210,000	207
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	550,678	487
	Windstream Corp., 7.00%, 3/15/19	415,000	423
	Windstream Corp., 7.75%, 10/15/20	1,185,000	1,268
	Windstream Corp., 7.875%, 11/1/17	225,000	248

	Total		14,290

	Transportation (0.0%)
	Aircastle, Ltd., 6.75%, 4/15/17 144A	365,000	365
	Aircastle, Ltd., 7.625%, 4/15/20 144A	115,000	115
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	296
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	230,000	256

	Total		1,032

	Utilities (0.3%)
	The AES Corp., 7.375%, 7/1/21 144A	385,000	425
	The AES Corp., 7.75%, 10/15/15	160,000	178
	The AES Corp., 8.00%, 10/15/17	740,000	833
	The AES Corp., 8.00%, 6/1/20	350,000	402
	Calpine Corp., 7.50%, 2/15/21 144A	415,000	443
	Calpine Corp., 7.875%, 7/31/20 144A	625,000	680
	Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	400,000	430
	Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	135,000	150
(d)	Dynegy Holdings, Inc., 7.75%, 6/1/19	235,000	155
	Elwood Energy LLC, 8.159%, 7/5/26	260,493	265
	IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,200,000	1,194
	Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	176
	NRG Energy, Inc., 7.375%, 1/15/17	275,000	286

	Below Investment Grade Segment (7.0%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	NRG Energy, Inc., 7.625%, 1/15/18	790,000	792
	NRG Energy, Inc., 7.625%, 5/15/19	330,000	318
	NRG Energy, Inc., 8.25%, 9/1/20	35,000	35
	NV Energy, Inc., 6.25%, 11/15/20	340,000	369

	Total		7,131

	Total Below Investment Grade Segment (Cost: $158,001)		161,358

	Short-Term Investments (16.2%)

	Autos (2.4%)
	American Honda Finance Corp., 0.897%, 11/7/12 144A	15,000,000	15,021
(b)	Fcar Owner Trust I, 0.18%, 4/23/12	20,000,000	19,998
	Toyota Motor Credit Corp., 0.10%, 4/9/12	10,000,000	10,000
	Toyota Motor Credit Corp., 0.14%, 6/4/12	10,000,000	9,996

	Total		55,015

	Commercial Banks Non-US (1.9%)
	Bank of Nova Scotia, 0.782%, 10/5/12	6,800,000	6,806
	Barclays US Funding LLC, 0.10%, 4/2/12	6,300,000	6,300
	Royal Bank Of Canada, 0.10%, 4/26/12	9,600,000	9,599
(b)	Toronto Dominion Holdings USA, 0.13%, 4/30/12	20,000,000	19,998

	Total		42,703

	Commercial Banks US (0.7%)
	BP Capital Markets PLC, 0.669%, 2/8/13	7,000,000	7,000
	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	10,000,000	9,990

	Total		16,990

	Electronics (0.9%)
	Emerson Electric Co., 0.10%, 4/23/12	10,000,000	10,000
	Emerson Electric Co., 0.14%, 4/23/12	10,000,000	9,999

	Total		19,999

	Federal Government & Agencies (0.6%)
	Federal Home Loan Bank, 0.04%, 4/27/12	5,000,000	5,000
	Federal Home Loan Bank, 0.09%, 5/30/12	10,000,000	10,000

	Total		15,000

	Finance Services (1.7%)
	Alpine Securitization Corp., 0.18%, 4/18/12	5,000,000	5,000
	Alpine Securitization Corp., 0.18%, 4/24/12	15,000,000	14,998
	Govco LLC, 0.25%, 4/3/12	10,000,000	10,000

Balanced Portfolio

	Short-Term Investments (16.2%)	Shares/ $ Par	Value $ (000’s)

	Finance Services continued
	Govco LLC, 0.27%, 4/20/12	10,000,000	9,998

	Total		39,996

	Food Processors (0.4%)
	Kellogg Co., 0.15%, 4/2/12	10,000,000	10,000

	Total		10,000

	Health Care/Pharmaceuticals (1.0%)
	Abbott Laboratories, 0.05%, 4/2/12	15,000,000	15,000
	Thermo Fisher Scientific, Inc., 0.31%, 4/10/12	7,000,000	6,999

	Total		21,999

	Information Technology (0.9%)
	Google, Inc., 0.09%, 4/30/12	10,000,000	9,999
	Google, Inc., 0.10%, 4/19/12	10,000,000	10,000

	Total		19,999

	Machinery (0.7%)
	Caterpillar Financial Services Corp., 0.12%, 4/12/12	10,000,000	10,000
(k)	Caterpillar, Inc., 0.12%, 4/27/12	5,000,000	4,999

	Total		14,999

	Materials (0.9%)
(b)	E.I. du Pont de Nemours and Co., 0.12%, 4/2/12	20,000,000	20,000

	Total		20,000

	Miscellaneous Business Credit Institutions (1.7%)
	General Electric Capital, 0.11%, 4/25/12	10,000,000	9,999
	General Electric Capital, 0.12%, 5/14/12	10,000,000	9,999
(b)	John Deere Bank SA, 0.13%, 5/9/12	20,000,000	19,997

	Total		39,995

	Personal Credit Institutions (1.7%)
(b)	Chariot Funding LLC, 0.13%, 4/5/12	18,000,000	18,000
	Old Line Funding LLC, 0.13%, 4/17/12	10,000,000	9,999
	Old Line Funding LLC, 0.14%, 4/23/12	10,000,000	9,999

	Total		37,998

	Restaurants (0.3%)
	Darden Restaurants, Inc., 0.27%, 4/2/12	7,000,000	7,000

	Total		7,000

Short-Term Investments (16.2%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (0.4%)
Sheffield Receivables Corp., 0.16%, 4/18/12	10,000,000	9,999

Total		9,999

Total Short-Term Investments (Cost: $371,677)		371,692

Total Investments (103.8%) (Cost: $2,194,983)(a)		2,377,336

Other Assets, Less Liabilities (-3.8%)		(86,081)

Net Assets (100.0%)		2,291,255

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $127,978 representing 5.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $2,194,983 and the net unrealized appreciation of investments based on that cost was $182,353 which is comprised of $201,473 aggregate gross unrealized appreciation and $19,120 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2012, $26,422)	380	6/12	$240
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2012, $49,379)	376	6/12	693
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2012, $5,285)	24	6/12	(2)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2012, $13,555)	86	6/12	(572)

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

- Morgan Stanley – Brazilian Real

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on March 31, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	4,255	5/12	$—	$(8)	$(8)
Sell	Barclays Bank PLC	EUR	15,950	5/12	—	(329)	(329)

					$—	$(337)	$(337)

BRL — Brazilian Real

EUR — Euro

Balanced Portfolio

(j)	Swap agreements outstanding on March 31, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Goldman Sachs International	3-Month USD LIBOR - 24 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/12	158,542	$(108)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase London	3-Month USD LIBOR - 25 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	7/12	1,265	(3)
Russell 2000 Growth Index Total Return	Credit Suisse International	Russell 2000 Growth Index Total Return	3-Month USD LIBOR - 55 Bps	5/12	35,460	(215)
Russell 2000 Value Index Total Return	Credit Suisse International	3-Month USD LIBOR - 45 Bps	Russell 2000 Value Index Total Return	5/12	35,213	135
Russell Midcap Growth Index Total Return	Credit Suisse International	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 12 Bps	5/12	104,706	(3,457)
Russell Midcap Value Index Total Return	Credit Suisse International	3-Month USD LIBOR	Russell Midcap Value Index Total Return	5/12	103,947	3,419

						$(229)

(k)	Security with a value of $4,999 (in thousands) has been pledged as collateral for swap contracts outstanding on March 31, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 –Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$773,415	$—	$—
Investment Companies	143,988	—	—
Preferred Stocks	—	1,257	—
US Government & Agency Bonds	—	318,915	—
Foreign Bonds	—	3,420	—
Municipal Bonds	—	17,718	—
Corporate Bonds	—	358,587	29
Structured Products	—	388,101	214
Short-Term Investments	—	371,692	—
Other Financial Instruments^
Futures	933	—	—
Total Return Swaps	—	3,554	—
Liabilities:
Other Financial Instruments^
Futures	(574)	—	—
Forward Currency Contracts	—	(337)	—
Total Return Swaps	—	(3,783)	—
Total	$917,762	$1,459,124	$243

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2012 (unaudited)

	Domestic Common Stocks and Warrants (44.6%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (30.5%)

	Consumer Discretionary (3.2%)
	Coach, Inc.	7,100	549
	Comcast Corp. - Class A	39,500	1,185
*	Dollar General Corp.	7,900	365
*	General Motors Co.	1,177	30
*	General Motors Co. - B Warrants	1,070	12
	The Home Depot, Inc.	19,400	976
	Las Vegas Sands Corp.	7,200	415
	Limited Brands, Inc.	17,300	830
	Macy’s, Inc.	17,200	683
	Marriott International, Inc. - Class A	13,400	507
	McDonald’s Corp.	8,600	844
	News Corp. - Class A	48,600	957
	Viacom, Inc. - Class B	10,000	475

	Total		7,828

	Consumer Staples (2.7%)
	Costco Wholesale Corp.	7,900	717
	CVS Caremark Corp.	18,305	820
	The Estee Lauder Cos., Inc. - Class A	13,900	861
	Mead Johnson Nutrition Co.	14,300	1,179
*	Monster Beverage Corp.	4,800	298
	Philip Morris International, Inc.	17,400	1,542
	The Procter & Gamble Co.	18,700	1,257

	Total		6,674

	Energy (3.8%)
	Anadarko Petroleum Corp.	11,500	901
	Apache Corp.	3,500	351
	Chevron Corp.	11,700	1,255
	Exxon Mobil Corp.	32,800	2,845
	National-Oilwell Varco, Inc.	4,100	326
	Occidental Petroleum Corp.	12,000	1,143
	Schlumberger, Ltd.	15,800	1,105
*	Weatherford International, Ltd.	46,000	694
*	Whiting Petroleum Corp.	9,300	505

	Total		9,125

	Financials (4.4%)
	American Express Co.	15,700	908
	American Tower Corp.	16,600	1,046
	Citigroup, Inc.	36,100	1,319
	The Goldman Sachs Group, Inc.	9,100	1,132
	Invesco, Ltd.	28,300	755
	JPMorgan Chase & Co.	41,800	1,922
	KeyCorp	26,700	227
	MetLife, Inc.	19,000	710
	PNC Financial Services Group, Inc.	10,400	671
	The Travelers Cos., Inc.	4,800	284
	Wells Fargo & Co.	49,800	1,700

	Total		10,674

	Domestic Common Stocks and Warrants (44.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care (4.0%)
	Agilent Technologies, Inc.	10,000	445
*	Alexion Pharmaceuticals, Inc.	7,400	687
	Allergan, Inc.	8,300	792
	Bristol-Myers Squibb Co.	28,500	962
*	Celgene Corp.	7,100	550
*	Cerner Corp.	10,900	830
	Covidien PLC	11,600	634
*	Express Scripts, Inc.	22,600	1,225
*	Gilead Sciences, Inc.	5,700	278
*	Intuitive Surgical, Inc.	1,400	759
	Pfizer, Inc.	86,100	1,951
	UnitedHealth Group, Inc.	11,800	696

	Total		9,809

	Industrials (3.6%)
	The Boeing Co.	10,600	788
	Caterpillar, Inc.	5,750	613
	CSX Corp.	18,100	390
	Cummins, Inc.	8,200	984
	Danaher Corp.	15,000	840
	Dover Corp.	23,500	1,479
	FedEx Corp.	9,500	874
	Honeywell International, Inc.	19,150	1,169
	Pall Corp.	3,256	194
	Precision Castparts Corp.	2,100	363
	Union Pacific Corp.	5,250	564
	United Technologies Corp.	5,300	440

	Total		8,698

	Information Technology (6.3%)
*	Apple, Inc.	5,700	3,417
	Broadcom Corp. - Class A	17,100	672
	Cisco Systems, Inc.	52,900	1,119
*	Cognizant Technology Solutions Corp. - Class A	12,900	993
*	EMC Corp.	19,100	571
*	Google, Inc. - Class A	2,200	1,411
	International Business Machines Corp.	7,700	1,606
*	Juniper Networks, Inc.	41,300	945
	MasterCard, Inc. - Class A	2,200	925
	Microsoft Corp.	51,500	1,661
	Oracle Corp.	29,300	854
	Qualcomm, Inc.	16,900	1,149

	Total		15,323

	Materials (1.5%)
	Celanese Corp.	11,300	522
	Cliffs Natural Resources, Inc.	11,370	787
	Hudbay Minerals, Inc.	35,100	385
	Monsanto Co.	12,700	1,013
	Praxair, Inc.	7,300	837

	Total		3,544

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (44.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.3%)
	Vodafone Group PLC, ADR	26,400	730

	Total		730

	Utilities (0.7%)
	American Electric Power Co., Inc.	13,100	506
	American Water Works Co., Inc.	36,500	1,242

	Total		1,748

	Total Large Cap Common Stocks		74,153

	Mid Cap Common Stocks (9.6%)

	Consumer Discretionary (1.3%)
*	Bed Bath & Beyond, Inc.	3,600	237
*	BorgWarner, Inc.	3,900	329
	Chico’s FAS, Inc.	18,100	273
*	Dollar Tree, Inc.	3,850	364
	GameStop Corp. - Class A	6,000	131
	The McGraw-Hill Cos., Inc.	6,600	320
*	Michael Kors Holdings, Ltd.	1,100	51
*	O’Reilly Automotive, Inc.	6,400	585
*	Penn National Gaming, Inc.	8,400	361
	Polaris Industries, Inc.	5,500	397
	Ross Stores, Inc.	2,000	116

	Total		3,164

	Consumer Staples (0.8%)
	Beam, Inc.	18,700	1,095
	Church & Dwight Co., Inc.	19,600	964

	Total		2,059

	Energy (0.8%)
*	Cameron International Corp.	6,700	354
*	Concho Resources, Inc.	2,400	245
	Core Laboratories N.V.	1,800	237
*	Denbury Resources, Inc.	18,700	341
*	FMC Technologies, Inc.	4,100	207
*	Oasis Petroleum, Inc.	9,200	283
	SM Energy Co.	3,600	255

	Total		1,922

	Financials (0.5%)
*	CBRE Group, Inc.	14,900	297
*	E*TRADE Financial Corp.	7,078	78
*	IntercontinentalExchange, Inc.	1,615	222
	Lazard, Ltd. - Class A	7,600	217
	Raymond James Financial, Inc.	10,800	395

	Total		1,209

	Health Care (0.9%)
	Aetna, Inc.	1,200	60
	AmerisourceBergen Corp.	9,300	369
	CIGNA Corp.	1,200	59
*	Covance, Inc.	3,900	186
	Coventry Health Care, Inc.	1,800	64
*	DaVita, Inc.	6,650	600
	Humana, Inc.	600	55

	Domestic Common Stocks and Warrants (44.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	IDEXX Laboratories, Inc.	3,000	262
*	Mettler-Toledo International, Inc.	2,700	499

	Total		2,154

	Industrials (1.6%)
*	BE Aerospace, Inc.	9,400	437
*	Corrections Corp. of America	12,200	333
	Expeditors International of Washington, Inc.	6,000	279
	Graco, Inc.	3,600	191
	Joy Global, Inc.	2,600	191
*	Kansas City Southern	5,200	373
	Knight Transportation, Inc.	13,600	240
	MSC Industrial Direct Co., Inc. - Class A	6,550	545
*	Owens Corning, Inc.	6,600	238
	Robert Half International, Inc.	11,700	355
	Roper Industries, Inc.	3,379	335
*	WESCO International, Inc.	7,599	496

	Total		4,013

	Information Technology (3.0%)
*	Alliance Data Systems Corp.	4,100	516
	Altera Corp.	3,200	127
	Amphenol Corp. - Class A	4,500	269
*	Atmel Corp.	36,000	355
*	Autodesk, Inc.	12,700	538
	Avago Technologies, Ltd.	18,800	733
*	Citrix Systems, Inc.	5,900	466
*	F5 Networks, Inc.	2,200	297
*	Fortinet, Inc.	2,900	80
*	Freescale Semiconductor Holdings I, Ltd.	54,500	839
	Global Payments, Inc.	7,000	332
*	Informatica Corp.	4,000	212
*	JDS Uniphase Corp.	12,100	175
	Microchip Technology, Inc.	6,000	223
*	NetApp, Inc.	2,900	130
*	SanDisk Corp.	2,500	124
*	Skyworks Solutions, Inc.	13,650	377
*	Teradata Corp.	3,700	252
*	VeriFone Systems, Inc.	13,300	690
*	Zebra Technologies Corp. - Class A	10,900	449

	Total		7,184

	Materials (0.5%)
	Airgas, Inc.	4,339	386
	CF Industries Holdings, Inc.	1,100	201
	Ecolab, Inc.	3,700	228
	PPG Industries, Inc.	3,100	297
	Titanium Metals Corp.	11,900	162

	Total		1,274

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (44.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.2%)
*	SBA Communications Corp. - Class A	9,000	457

	Total		457

	Total Mid Cap Common Stocks		23,435

	Small Cap Common Stocks (4.5%)

	Consumer Discretionary (0.9%)
*	American Public Education, Inc.	2,700	103
*	Bally Technologies, Inc.	3,450	161
*	Body Central Corp.	7,700	223
*	Bravo Brio Restaurant Group, Inc.	6,700	134
*	Genesco, Inc.	3,150	226
*	Grand Canyon Education, Inc.	6,900	122
*	Life Time Fitness, Inc.	3,650	184
*	LKQ Corp.	5,350	167
*	Mattress Firm Holding Corp.	3,500	133
	The Men’s Wearhouse, Inc.	3,300	128
	Monro Muffler Brake, Inc.	3,825	159
*	Red Robin Gourmet Burgers, Inc.	2,300	85
*	Shuffle Master, Inc.	9,700	171
	Ulta Salon, Cosmetics & Fragrance, Inc.	1,550	144
*	Vitamin Shoppe, Inc.	1,000	44

	Total		2,184

	Consumer Staples (0.1%)
*	Annie’s, Inc.	72	3
*	United Natural Foods, Inc.	3,000	140

	Total		143

	Energy (0.3%)
*	Approach Resources, Inc.	2,900	107
*	Carrizo Oil & Gas, Inc.	6,000	170
*	Gulfport Energy Corp.	6,300	183
*	Kodiak Oil & Gas Corp.	19,200	191
*	Northern Oil and Gas, Inc.	4,400	91
*	Rosetta Resources, Inc.	2,600	127

	Total		869

	Financials (0.3%)
*	Altisource Portfolio Solutions SA	2,150	131
	Boston Private Financial Holdings, Inc.	18,600	184
	East West Bancorp, Inc.	6,900	159
	Greenhill & Co., Inc.	1,900	83
*	Stifel Financial Corp.	3,750	142

	Total		699

	Health Care (0.8%)
*	Akorn, Inc.	11,250	132
*	Align Technology, Inc.	6,816	188
*	DexCom, Inc.	15,559	162
*	Endologix, Inc.	11,541	169
*	Exact Sciences Corp.	15,000	167

	Domestic Common Stocks and Warrants (44.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	HealthStream, Inc.	7,500	174
*	HMS Holdings Corp.	2,700	84
*	Impax Laboratories, Inc.	5,850	144
*	IPC The Hospitalist Co.	1,665	61
*	MAP Pharmaceuticals, Inc.	4,150	60
*	Omnicell, Inc.	17,302	263
	U.S. Physical Therapy, Inc.	2,900	67
*	VIVUS, Inc.	2,600	58
*	Vocera Communications, Inc.	1,200	28
*	Volcano Corp.	3,000	85

	Total		1,842

	Industrials (0.8%)
	Actuant Corp. - Class A	6,050	175
*	Astec Industries, Inc.	2,200	80
*	Chart Industries, Inc.	1,347	99
*	DXP Enterprises, Inc.	1,650	72
	Forward Air Corp.	3,304	121
*	GrafTech International, Ltd.	9,400	112
*	Heritage-Crystal Clean, Inc.	4,625	92
*	Hexcel Corp.	6,000	144
*	Huron Consulting Group, Inc.	4,400	165
*	The Keyw Holding Corp.	9,350	72
	Lindsay Corp.	1,800	119
*	Mistras Group, Inc.	4,650	111
*	Oshkosh Corp.	3,050	71
*	Proto Labs, Inc.	200	7
*	Rexnord Corp.	1,167	25
	Robbins & Myers, Inc.	3,300	172
	Snap-on, Inc.	2,750	168
	Sun Hydraulics Corp.	1,900	50
*	TransDigm Group, Inc.	1,450	168

	Total		2,023

	Information Technology (1.3%)
	ADTRAN, Inc.	2,800	87
*	Ancestry.com, Inc.	3,900	89
*	BroadSoft, Inc.	2,850	109
*	Calix, Inc.	11,600	99
*	Cardtronics, Inc.	7,250	190
*	Cavium, Inc.	3,450	107
*	Cornerstone OnDemand, Inc.	3,550	78
*	Demandware, Inc.	700	21
*	Dice Holdings, Inc.	9,150	85
*	Diodes, Inc.	5,800	135
*	Equinix, Inc.	886	140
*	ExactTarget, Inc.	1,200	31
*	EZchip Semiconductor, Ltd.	2,200	95
*	Finisar Corp.	6,450	130
*	InterXion Holding NV	7,550	136
*	Microsemi Corp.	5,700	122
*	MicroStrategy, Inc. - Class A	400	56
*	Millennial Media, Inc.	100	2
	MKS Instruments, Inc.	3,150	93
*	Nanometrics, Inc.	7,950	147
*	Riverbed Technology, Inc.	5,200	146
*	Sourcefire, Inc.	5,200	250
*	SPS Commerce, Inc.	8,200	220

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (44.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Synacor, Inc.	12,600	95
*	Synchronoss Technologies, Inc.	5,950	190
*	Tangoe, Inc.	4,050	76
*	The Ultimate Software Group, Inc.	2,600	191
*	Yelp, Inc.	100	3

	Total		3,123

	Materials (0.0%)
	Balchem Corp.	3,500	106

	Total		106

	Total Small Cap Common Stocks		10,989

	Total Domestic Common Stocks and Warrants (Cost: $87,197)		108,577

	Investment Companies (6.8%)

	Investment Companies (6.8%)
	iShares Barclays MBS Bond Fund	9,706	1,048
	iShares iBoxx $ High Yield Corporate Bond Fund	23,310	2,117
	iShares MSCI EAFE Index Fund	5,600	307
	iShares Russell Midcap Index Fund	11,173	1,237
	Market Vectors Junior Gold Miners	4,600	113
	SPDR Barclays Capital High Yield Bond	53,270	2,097
*	SPDR S&P Biotech	4,500	362
	Vanguard Emerging Markets	169,600	7,373
	Vanguard MSCI EAFE	54,000	1,838

	Total Investment Companies (Cost: $15,699)		16,492

	Preferred Stocks (0.1%)

	Finance Services (0.1%)
	Ally Financial, Inc., 8.50%, 5/15/16	4,680	176
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	39

	Total Preferred Stocks (Cost: $220)		215

	Investment Grade Segment (5.2%)

	Aerospace/Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	17
	Boeing Capital Corp., 2.125%, 8/15/16	35,000	36
	Goodrich Corp., 4.875%, 3/1/20	15,000	17
	L-3 Communications Corp., 5.20%, 10/15/19	45,000	48
	Lockheed Martin Corp., 3.35%, 9/15/21	10,000	10
	Meccanica Holdings USA, Inc., 6.25%, 1/15/40 144A	15,000	12

	Total		140

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Auto Manufacturing (0.1%)
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	5,000	5
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	40,000	42
Daimler Finance North America LLC, 3.875%, 9/15/21 144A	5,000	5
PACCAR, Inc., 6.875%, 2/15/14	10,000	11
Toyota Motor Credit Corp., 3.30%, 1/12/22	75,000	77
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	46

Total		186

Banking (1.1%)
Bank of America Corp., 3.625%, 3/17/16	35,000	35
Bank of America Corp., 3.75%, 7/12/16	10,000	10
Bank of America Corp., 5.75%, 12/1/17	20,000	21
Bank of Montreal, 2.50%, 1/11/17	65,000	66
The Bank of New York Mellon Corp., 3.55%, 9/23/21	80,000	82
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	150,000	151
Cie de Financement Foncier, 2.50%, 9/16/15 144A	50,000	50
Citigroup, Inc., 3.953%, 6/15/16	200,000	206
Citigroup, Inc., 5.875%, 1/30/42	15,000	16
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	40
Credit Suisse/New York NY, 5.50%, 5/1/14	125,000	134
Fifth Third Bancorp, 3.625%, 1/25/16	45,000	47
The Goldman Sachs Group, Inc., 3.625%, 2/7/16	255,000	255
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	5,000	5
The Goldman Sachs Group, Inc., 6.00%, 6/15/20	360,000	379
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	54
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	6
HSBC Holdings PLC, 4.00%, 3/30/22	45,000	45
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	38
JPMorgan Chase & Co., 3.15%, 7/5/16	305,000	314
JPMorgan Chase & Co., 4.50%, 1/24/22	20,000	21
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	35
JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	38
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	20
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	120,000	131
Morgan Stanley, 2.875%, 7/28/14	120,000	120
Morgan Stanley, 3.80%, 4/29/16	50,000	49
PNC Funding Corp., 2.70%, 9/19/16	15,000	15
PNC Funding Corp., 4.375%, 8/11/20	30,000	33
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	20,000	21
State Street Corp., 2.875%, 3/7/16	25,000	26
SunTrust Banks, Inc., 3.50%, 1/20/17	40,000	41
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	28
U.S. Bancorp, 3.442%, 2/1/16	45,000	46
Union Bank, 3.00%, 6/6/16	20,000	21
USB Capital XIII Trust, 6.625%, 12/15/39	20,000	20
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 2.625%, 12/15/16	70,000	72
Wells Fargo & Co., 4.60%, 4/1/21	45,000	48

Total		2,745

Beverage/Bottling (0.2%)
Anheuser-Busch Cos. LLC, 4.50%, 4/1/18	5,000	6
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	15,000	18
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	106
The Coca-Cola Co., 1.65%, 3/14/18	50,000	50
The Coca-Cola Co., 3.15%, 11/15/20	50,000	52
PepsiCo, Inc., 7.90%, 11/1/18	35,000	47

Asset Allocation Portfolio

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Pernod-Ricard SA, 4.25%, 7/15/22 144A	10,000	10
Pernod-Ricard SA, 5.50%, 1/15/42 144A	15,000	15
Pernod-Ricard SA, 5.75%, 4/7/21 144A	70,000	77
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	45,000	46
SABMiller Holdings, Inc., 4.95%, 1/15/42 144A	40,000	41

Total		468

Cable/Media/Broadcasting/Satellite (0.2%)
Comcast Corp., 6.95%, 8/15/37	20,000	25
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	5,000	5
Discovery Communications LLC, 5.05%, 6/1/20	25,000	28
Gannett Co., Inc., 7.125%, 9/1/18	30,000	32
Gannett Co., Inc., 9.375%, 11/15/17	40,000	45
Historic TW, Inc., 6.625%, 5/15/29	40,000	48
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
NBCUniversal Media LLC, 2.875%, 4/1/16	35,000	37
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	18
News America, Inc., 4.50%, 2/15/21	65,000	69
News America, Inc., 6.90%, 8/15/39	10,000	12
TCI Communications, Inc., 8.75%, 8/1/15	60,000	74
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	73

Total		478

Conglomerate/Diversified Manufacturing (0.0%)
The Dow Chemical Co., 4.25%, 11/15/20	65,000	68
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6

Total		74

Consumer Products (0.0%)
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	50

Total		50

Electric Utilities (0.5%)
Alabama Power Co., 3.95%, 6/1/21	50,000	53
Ameren Corp., 8.875%, 5/15/14	15,000	17
Appalachian Power Co., 4.60%, 3/30/21	20,000	22
Arizona Public Service Co., 5.05%, 9/1/41	10,000	11
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	29,091	31
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	28
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	23
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	27
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	12
The Detroit Edison Co., 3.45%, 10/1/20	25,000	26
DTE Energy Co., 6.375%, 4/15/33	5,000	6
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	48
Entergy Corp., 4.70%, 1/15/17	40,000	42
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	56
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	35
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	17,511	18
Mississippi Power Co., 4.75%, 10/15/41	35,000	36
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	45,000	51
Nevada Power Co., 5.95%, 3/15/16	10,000	11
Nextera Energy, Inc., 4.50%, 6/1/21	95,000	101
NSTAR, 4.50%, 11/15/19	10,000	11
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Ohio Power Co., 5.375%, 10/1/21	25,000	29
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	78

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	12
PacifiCorp., 3.85%, 6/15/21	50,000	53
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	7
PPL Electric Utilities Corp., 3.00%, 9/15/21	5,000	5
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	12
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	31
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	12
Public Service Co. of New Mexico, 5.35%, 10/1/21	25,000	25
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	103
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	38
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	13
SCANA Corp., 4.125%, 2/1/22	25,000	25
Sempra Energy, 2.30%, 4/1/17	45,000	45
Sempra Energy, 6.15%, 6/15/18	15,000	18
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	18
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Tampa Electric Co., 6.10%, 5/15/18	25,000	30
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	41

Total		1,321

Electronics (0.1%)
Hewlett-Packard Co., 2.125%, 9/13/15	55,000	55
Hewlett-Packard Co., 3.00%, 9/15/16	35,000	36
Hewlett-Packard Co., 3.75%, 12/1/20	5,000	5
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	102
Hewlett-Packard Co., 4.65%, 12/9/21	40,000	42
International Business Machines Corp., 1.95%, 7/22/16	25,000	26

Total		266

Food Processors (0.1%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	11
General Mills, Inc., 3.15%, 12/15/21	40,000	40
Kellogg Co., 3.25%, 5/21/18	15,000	16
Kraft Foods, Inc., 6.125%, 2/1/18	55,000	66
Kraft Foods, Inc., 6.50%, 8/11/17	20,000	24
Kraft Foods, Inc., 6.50%, 2/9/40	65,000	80
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	39

Total		276

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
Energy Transfer Partners LP, 4.65%, 6/1/21	25,000	25
Energy Transfer Partners LP, 6.05%, 6/1/41	40,000	40
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	40
Enterprise Products Operating LLC, 3.20%, 2/1/16	35,000	37
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	55,000	64
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	55,000	60
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	17
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	36
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/1/42	45,000	44
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	18
Spectra Energy Partners LP, 2.95%, 6/15/16	30,000	31
Williams Partners LP, 4.00%, 11/15/21	10,000	10

Asset Allocation Portfolio

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.25%, 3/15/20	33,000	36

Total		475

Health Care/Pharmaceuticals (0.2%)
Amgen, Inc., 3.875%, 11/15/21	65,000	67
Aristotle Holding, Inc., 2.65%, 2/15/17 144A	20,000	20
Aristotle Holding, Inc., 3.50%, 11/15/16 144A	40,000	42
Aristotle Holding, Inc., 3.90%, 2/15/22 144A	10,000	10
Express Scripts, Inc., 3.125%, 5/15/16	25,000	26
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	26
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	30
Merck & Co., Inc., 3.875%, 1/15/21	15,000	16
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Roche Holdings, Inc., 6.00%, 3/1/19 144A	25,000	31
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	63
Wyeth LLC, 5.50%, 2/15/16	5,000	6
Wyeth LLC, 5.95%, 4/1/37	35,000	44

Total		398

Independent Finance (0.1%)
American International Group, Inc., 5.60%, 10/18/16	25,000	27
General Electric Capital Corp., 2.90%, 1/9/17	125,000	130
General Electric Capital Corp., 5.625%, 5/1/18	125,000	145

Total		302

Information/Data Technology (0.0%)
Oracle Corp., 3.875%, 7/15/20	50,000	55

Total		55

Life Insurance (0.1%)
American International Group, Inc., 4.875%, 9/15/16	45,000	48
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	82
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	21
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	25
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	28

Total		209

Machinery (0.0%)
Caterpillar, Inc., 3.90%, 5/27/21	45,000	49

Total		49

Metals/Mining (0.2%)
ArcelorMittal, 5.25%, 8/5/20	40,000	39
ArcelorMittal, 5.50%, 3/1/21	35,000	34
Barrick Gold Corp., 2.90%, 5/30/16	45,000	47
Barrick Gold Corp., 3.85%, 4/1/22 144A	45,000	45
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	31
BHP Billiton Finance USA, Ltd., 1.625%, 2/24/17	55,000	55
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	40,000	38
Newmont Mining Corp., 3.50%, 3/15/22	60,000	58
Newmont Mining Corp., 6.25%, 10/1/39	10,000	11
Rio Tinto Finance USA, Ltd., 3.50%, 3/22/22	55,000	55
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	53
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Teck Resources, Ltd., 3.00%, 3/1/19	30,000	30
Teck Resources, Ltd., 10.75%, 5/15/19	12,000	15

	Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Vale Overseas, Ltd., 5.625%, 9/15/19	25,000	28

	Total		559

	Natural Gas Distributors (0.0%)
	NiSource Finance Corp., 5.80%, 2/1/42	55,000	59

	Total		59

	Oil & Gas Field Machines and Services (0.0%)
	Nabors Industries, Inc., 4.625%, 9/15/21	25,000	26
	Noble Holding International, Ltd., 3.95%, 3/15/22	60,000	60
	Noble Holding International, Ltd., 5.25%, 3/15/42	10,000	10
	Weatherford International, Ltd., 5.95%, 4/15/42	25,000	25

	Total		121

	Oil and Gas (0.5%)
	Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	95
	BP Capital Markets PLC, 3.561%, 11/1/21	20,000	21
	BP Capital Markets PLC, 4.50%, 10/1/20	10,000	11
	BP Capital Markets PLC, 4.75%, 3/10/19	80,000	91
	Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	30
	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	6
	Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	54
	ConocoPhillips, 6.00%, 1/15/20	85,000	105
	Encana Corp., 3.90%, 11/15/21	85,000	83
	Ensco PLC, 4.70%, 3/15/21	35,000	38
	EOG Resources, Inc., 4.40%, 6/1/20	15,000	17
	Hess Corp., 5.60%, 2/15/41	25,000	27
	Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
	Marathon Oil Corp., 6.60%, 10/1/37	10,000	12
	Nabors Industries, Inc., 6.15%, 2/15/18	20,000	23
	Noble Energy, Inc., 4.15%, 12/15/21	10,000	10
	Noble Energy, Inc., 6.00%, 3/1/41	15,000	17
	Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	22
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	17
	Shell International Finance BV, 4.30%, 9/22/19	120,000	136
	Southwestern Energy Co., 4.10%, 3/15/22 144A	30,000	30
	Suncor Energy, Inc., 6.85%, 6/1/39	15,000	19
	Talisman Energy, Inc., 3.75%, 2/1/21	45,000	44
	Total Capital International SA, 1.50%, 2/17/17	15,000	15
	Total Capital SA, 4.45%, 6/24/20	100,000	108
	Transocean, Inc., 5.05%, 12/15/16	60,000	64
	Transocean, Inc., 6.375%, 12/15/21	35,000	39
	Valero Energy Corp., 6.125%, 2/1/20	45,000	52

	Total		1,192

	Other Finance (0.1%)
	American Express Co., 6.15%, 8/28/17	35,000	41
	American Express Credit Corp., 2.375%, 3/24/17	5,000	5
	American Express Credit Corp., 5.125%, 8/25/14	10,000	11
	CVS Pass-Through Trust, 6.036%, 12/10/28	38,900	42
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	30,000	31

	Total		130

	Other Holdings (0.1%)
(f)	Morgan Stanley, 5.40%, 5/15/15 144A	312,156	171
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	137

	Total		308

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	10,000	11
	American Tower Corp., 7.00%, 10/15/17	15,000	17
	Republic Services, Inc., 3.80%, 5/15/18	50,000	54
	Republic Services, Inc., 5.25%, 11/15/21	25,000	28

Asset Allocation Portfolio

Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

Other Services continued
Waste Management, Inc., 4.60%, 3/1/21	30,000	33

Total		143

Paper and Forest Products (0.0%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	65,000	73
Georgia-Pacific LLC, 7.75%, 11/15/29	5,000	6

Total		79

Railroads (0.1%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	75,000	74
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	26
Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
CSX Corp., 5.60%, 5/1/17	30,000	34
Norfolk Southern Corp., 5.64%, 5/17/29	50,000	57

Total		197

Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc., 3.95%, 1/15/21	75,000	77
Boston Properties LP, 3.70%, 11/15/18	5,000	5
BRE Properties, Inc., 5.20%, 3/15/21	35,000	37
BRE Properties, Inc., 5.50%, 3/15/17	15,000	17
Developers Diversified Realty Corp., 4.75%, 4/15/18	90,000	93
ERP Operating LP, 4.625%, 12/15/21	45,000	47
HCP, Inc., 3.75%, 2/1/16	25,000	26
HCP, Inc., 3.75%, 2/1/19	10,000	10
HCP, Inc., 5.375%, 2/1/21	20,000	22
HCP, Inc., 6.00%, 1/30/17	25,000	28
HCP, Inc., 6.70%, 1/30/18	10,000	12
Health Care REIT, Inc., 3.625%, 3/15/16	15,000	15
Health Care REIT, Inc., 4.125%, 4/1/19	60,000	60
Simon Property Group LP, 4.75%, 3/15/42	45,000	43
Simon Property Group LP, 5.65%, 2/1/20	10,000	11
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	15,000	15
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	35,000	35
Vornado Realty LP, 4.25%, 4/1/15	30,000	31
Vornado Realty LP, 5.00%, 1/15/22	45,000	46
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	29
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	15,000	17

Total		676

Restaurants (0.1%)
Darden Restaurants, Inc., 4.50%, 10/15/21	40,000	41
Darden Restaurants, Inc., 6.20%, 10/15/17	25,000	28
Yum! Brands, Inc., 3.75%, 11/1/21	30,000	30
Yum! Brands, Inc., 3.875%, 11/1/20	25,000	26

Total		125

Retail Food and Drug (0.1%)
CVS Caremark Corp., 6.25%, 6/1/27	40,000	48
Delhaize Group SA, 5.70%, 10/1/40	40,000	37
The Kroger Co., 7.50%, 4/1/31	40,000	51
Safeway, Inc., 6.35%, 8/15/17	60,000	70

Total		206

Retail Stores (0.2%)
The Home Depot, Inc., 4.40%, 4/1/21	80,000	90
The Home Depot, Inc., 5.40%, 3/1/16	50,000	58
Lowe’s Cos., Inc., 3.80%, 11/15/21	10,000	10
Lowe’s Cos., Inc., 5.125%, 11/15/41	10,000	11
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	20,000	20
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	30,000	34

	Investment Grade Segment (5.2%)	Shares/ $ Par	Value $ (000’s)

	Retail Stores continued
	Macy’s Retail Holdings, Inc., 6.375%, 3/15/37	5,000	6
	Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	45,000	53
	Nordstrom, Inc., 6.25%, 1/15/18	15,000	18
	Nordstrom, Inc., 7.00%, 1/15/38	15,000	20
	Target Corp., 6.50%, 10/15/37	15,000	19
	Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	37
	Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	16
	Wal-Mart Stores, Inc., 4.875%, 7/8/40	30,000	33

	Total		446

	Telecommunications (0.4%)
	America Movil SAB de CV, 5.00%, 3/30/20	65,000	72
	AT&T Corp., 8.00%, 11/15/31	200,000	281
	AT&T, Inc., 2.95%, 5/15/16	50,000	53
	AT&T, Inc., 5.55%, 8/15/41	40,000	44
	CenturyLink, Inc., 5.15%, 6/15/17	70,000	72
	Qwest Corp., 6.50%, 6/1/17	40,000	45
	Qwest Corp., 8.375%, 5/1/16	10,000	12
	Rogers Communications, Inc., 6.375%, 3/1/14	50,000	55
	Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	35
	Verizon Communications, Inc., 5.85%, 9/15/35	80,000	92
	Verizon Communications, Inc., 6.25%, 4/1/37	30,000	36
	Verizon Communications, Inc., 6.35%, 4/1/19	50,000	61

	Total		858

	Vehicle Parts (0.0%)
	Johnson Controls, Inc., 5.25%, 12/1/41	50,000	53

	Total		53

	Total Investment Grade Segment (Cost: $11,935)		12,644

	Governments (7.7%)

	Governments (7.7%)
	Canada Government International Bond, 0.875%, 2/14/17	275,000	272
	Overseas Private Investment Corp., 4.10%, 11/15/14	37,680	39
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	1,059
	US Department of Housing & Urban Development, 6.08%, 8/1/13	10,000	10
	US Treasury, 0.25%, 1/31/14	995,000	994
	US Treasury, 0.875%, 1/31/17	1,505,000	1,496
	US Treasury, 1.375%, 11/30/18	1,135,000	1,124
	US Treasury, 1.375%, 2/28/19	460,000	453
	US Treasury, 1.875%, 2/28/14	2,185,000	2,248
	US Treasury, 2.00%, 2/15/22	825,000	809
	US Treasury, 2.50%, 4/30/15	1,015,000	1,075
	US Treasury, 3.125%, 11/15/41	1,215,000	1,165
	US Treasury, 4.25%, 11/15/40	430,000	506
	US Treasury, 4.50%, 2/15/36	585,000	714
	US Treasury, 5.375%, 2/15/31	477,000	642
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	315,372	323
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	89,335	90
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	301,762	363
	US Treasury Note, 0.25%, 2/28/14	2,840,000	2,836

Asset Allocation Portfolio

Governments (7.7%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Note, 0.875%, 2/28/17	2,655,000	2,636

Total Governments (Cost: $18,751)		18,854

Municipal Bonds (0.5%)

Municipal Bonds (0.5%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	96
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	7
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	68
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	11
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	47
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB, GO OF AUTH	45,000	48
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	84
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	91
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	17
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	51
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	15
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	49
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	110,000	116
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	35
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	36
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	12
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	60,000	64
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	90
State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	65
State of California, Series 2010, 7.60%, 11/1/40 GO	25,000	33
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	91
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	25
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	63

Total Municipal Bonds (Cost: $1,064)		1,214

Structured Products (10.2%)

Structured Products (10.2%)
Ally Auto Receivables Trust, Series 2009-B, Class C, 4.06%, 5/16/16 144A	145,000	151

Structured Products (10.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.334%, 2/14/43 IO	1,445,455	16
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	75,215	66
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	90,610	63
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.302%, 1/25/37	49,537	21
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.332%, 5/25/37	59,145	32
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/11/50	154,376	160
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 144A	190,000	198
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 5.737%, 6/14/50	365,000	408
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	28,114	29
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	19,712	20
CNH Equipment Trust, Series 2012-A, Class A3, 0.94%, 5/15/17	100,000	100
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	170,000	170
Credit Suisse AG/Guernsey, 1.625%, 3/6/15 144A	90,000	90
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	94
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	113,340	104
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3 A9, 6.00%, 8/25/37	103,361	93
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	620,000	619
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	230,300	232
Federal Home Loan Mortgage Association, 3.00%, 4/1/12	120,000	124
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.514%, 8/25/20 IO	1,034,875	91
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	288,159	302
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	173,138	181
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	11,637	12

Asset Allocation Portfolio

Structured Products (10.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 9/1/26	193,103	202
Federal Home Loan Mortgage Corp., 3.50%, 12/1/40	282,701	290
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	44,971	48
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	63,309	67
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	200,000	209
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	409,933	429
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	851,335	892
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	1,062,375	1,113
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	70,654	77
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	129,160	139
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	36,636	38
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	12,941	14
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	25,950	28
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	8,715	9
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	79,837	85
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	1,260,842	1,348
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	646,860	692
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	14,520	15
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	51,872	55
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	243,652	259
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	96,536	102
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	905,559	961
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	19,658	21
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	86,724	94
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	18,645	20
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	70,865	78
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	42,396	46

Structured Products (10.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	70,730	77
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	220,096	238
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	414,430	446
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	666,280	719
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	18,862	21
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	63,280	70
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	12,857	14
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	92,502	101
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	178,541	193
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	63,333	69
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	143,820	157
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	229,735	257
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	51,233	52
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	57,379	64
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	43,176	48
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	4,094	5
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	17,977	20
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	2,522	3
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	85,370	94
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	200,000	221
Federal Home Loan Mortgage Corp. TBA, 3.50%, 5/1/41	145,000	148
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/27	95,000	100
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/41	95,000	99
Federal Home Loan Mortgage Corp. TBA, 4.50%, 4/1/40	190,000	201
Federal National Mortgage Association, 3.50%, 2/1/42	50,002	51
Federal National Mortgage Association, 3.73%, 4/1/18	322,390	349
Federal National Mortgage Association, 4.50%, 6/1/19	173,969	191

Asset Allocation Portfolio

Structured Products (10.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 12/1/19	15,429	17
Federal National Mortgage Association, 4.50%, 7/1/20	53,533	58
Federal National Mortgage Association, 4.50%, 9/1/24	27,964	30
Federal National Mortgage Association, 4.50%, 11/1/40	488,243	520
Federal National Mortgage Association, 5.00%, 3/1/20	77,547	84
Federal National Mortgage Association, 5.00%, 4/1/20	28,259	31
Federal National Mortgage Association, 5.00%, 5/1/20	124,193	136
Federal National Mortgage Association, 5.00%, 11/1/34	460,624	509
Federal National Mortgage Association, 5.00%, 4/1/35	71,348	79
Federal National Mortgage Association, 5.00%, 7/1/35	225,154	250
Federal National Mortgage Association, 5.00%, 10/1/35	42,896	48
Federal National Mortgage Association, 5.00%, 5/1/38	654,390	707
Federal National Mortgage Association, 5.32%, 4/1/14	127,165	134
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	445,769	460
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	168
Federal National Mortgage Association, 5.50%, 4/1/21	56,948	62
Federal National Mortgage Association, 5.50%, 10/1/34	198,315	218
Federal National Mortgage Association, 5.50%, 3/1/35	93,013	103
Federal National Mortgage Association, 5.50%, 9/1/35	489,459	538
Federal National Mortgage Association, 5.50%, 11/1/35	495,850	545
Federal National Mortgage Association, 5.50%, 2/1/37	349,247	384
Federal National Mortgage Association, 5.50%, 11/1/37	261,000	273
Federal National Mortgage Association, 5.50%, 4/1/38	651,104	716
Federal National Mortgage Association, 6.00%, 10/1/34	156,840	174
Federal National Mortgage Association, 6.00%, 11/1/34	164,387	183
Federal National Mortgage Association, 6.00%, 5/1/35	10,974	12
Federal National Mortgage Association, 6.00%, 6/1/35	1,758	2

Structured Products (10.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 7/1/35	97,338	108
Federal National Mortgage Association, 6.00%, 10/1/35	51,827	57
Federal National Mortgage Association, 6.00%, 11/1/35	116,514	129
Federal National Mortgage Association, 6.00%, 9/1/36	46,858	52
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	226,908	255
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	149,687	151
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 2/15/16	65,000	65
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	332
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	327
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	225,000	224
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	44
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 5.858%, 7/12/38 144A	30,000	34
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	65,000	65
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class ASB, 5.857%, 2/15/51	100,000	108
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.871%, 4/15/45	200,000	227
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	150,000	183
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	26,887	28
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	19,350	20
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.312%, 1/25/37	118,317	38
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 5.787%, 8/12/45 144A	300,000	338
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 5/15/15	190,000	190

Asset Allocation Portfolio

Structured Products (10.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	110,000	123
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	10,622	11
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	166,308	170
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.332%, 3/25/37	22,126	22
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.372%, 6/25/37	100,144	100
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.802%, 11/25/34	37,749	35
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	2,655	3
Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	3,853	4
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	20,840	21
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	111,296	109

Total Structured Products (Cost: $23,790)		24,729

Below Investment Grade Segment (8.9%)

Aerospace/Defense (0.1%)
Bombardier, Inc., 5.75%, 3/15/22 144A	45,000	43
Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	39
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	65,000	69
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	40,000	43
Triumph Group, Inc., 8.625%, 7/15/18	40,000	45

Total		239

Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	18,000	20
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	70,000	72
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.00%, 6/15/19	110,000	111
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 6/15/21	40,000	40
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	43
Exide Technologies, 8.625%, 2/1/18	50,000	42
Ford Motor Co., 7.45%, 7/16/31	80,000	98
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	40,000	41
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	35,000	36
Ford Motor Credit Co. LLC, 6.625%, 8/15/17	40,000	44
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	10,000	12
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	30,000	36

	Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	The Goodyear Tire & Rubber Co., 7.00%, 5/15/22	35,000	34
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	50,000	53
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	36,000	39
	Visteon Corp., 6.75%, 4/15/19	35,000	36

	Total		757

	Basic Materials (1.0%)
	AbitibiBowater, Inc., 10.25%, 10/15/18 144A	21,000	24
	AK Steel Corp., 7.625%, 5/15/20	60,000	58
	AK Steel Corp., 8.375%, 4/1/22	50,000	48
	Aleris International, Inc., 7.625%, 2/15/18	35,000	37
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	40,000	36
	Arch Coal, Inc., 8.75%, 8/1/16	45,000	47
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	32
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	32
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	20,000	21
	Ball Corp., 5.00%, 3/15/22	30,000	30
	Berry Plastics Corp., 8.25%, 11/15/15	20,000	21
	Berry Plastics Corp., 9.50%, 5/15/18	65,000	69
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15	22,265	22
	Cascades, Inc., 7.875%, 1/15/20	20,000	20
(d)	Catalyst Paper Corp., 11.00%, 12/15/16 144A	25,000	13
	Chemtura Corp., 7.875%, 9/1/18	15,000	16
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	30,000	31
	CONSOL Energy, Inc., 8.00%, 4/1/17	85,000	89
	CONSOL Energy, Inc., 8.25%, 4/1/20	55,000	57
	Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	65,000	67
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	35,000	35
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22 144A	45,000	44
	FMG Resources Property, Ltd., 6.875%, 2/1/18 144A	25,000	25
	FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	65,000	66
	FMG Resources Property, Ltd., 8.25%, 11/1/19 144A	55,000	58
	Hexion US Finance Corp., 6.625%, 4/15/20 144A	20,000	20
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	60,000	62
	Ineos Finance PLC, 8.375%, 2/15/19 144A	65,000	69
	James River Coal Co., 7.875%, 4/1/19	10,000	7
	Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 144A	15,000	15
	Mirabela Nickel, Ltd., 8.75%, 4/15/18 144A	45,000	39
	Murray Energy Corp., 10.25%, 10/15/15 144A	45,000	44
(d)	NewPage Corp., 10.00%, 5/1/12	125,000	7
(d)	NewPage Corp., 11.375%, 12/31/14	80,000	54
	Novelis, Inc., 7.25%, 2/15/15	112,000	112
	Patriot Coal Corp., 8.25%, 4/30/18	25,000	19
	Peabody Energy Corp., 6.00%, 11/15/18 144A	100,000	98
	Peabody Energy Corp., 6.25%, 11/15/21 144A	65,000	64
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	40,000	46
	Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	45,000	42
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	85,000	88

Asset Allocation Portfolio

Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	110,000	115
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	70,000	74
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19 144A	45,000	48
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	35,000	34
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19 144A	70,000	71
Schaeffler Finance BV, 7.75%, 2/15/17 144A	10,000	11
Schaeffler Finance BV, 8.50%, 2/15/19 144A	10,000	11
Sealed Air Corp., 8.125%, 9/15/19 144A	60,000	66
Severstal Columbus LLC, 10.25%, 2/15/18	65,000	70
Silgan Holdings, Inc., 5.00%, 4/1/20 144A	50,000	50
Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	15,000	14
TPC Group LLC, 8.25%, 10/1/17	35,000	37
United States Steel Corp., 7.375%, 4/1/20	30,000	31
Verso Paper Holdings LLC / Verso Paper, Inc., 11.75%, 1/15/19 144A	20,000	21
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	30,000	16
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	15,000	11

Total		2,464

Builders/Building Materials (0.1%)
Cemex Finance LLC, 9.50%, 12/14/16 144A	45,000	45
KB Home, 7.25%, 6/15/18	40,000	38
KB Home, 9.10%, 9/15/17	20,000	21
USG Corp., 7.875%, 3/30/20 144A	35,000	35

Total		139

Capital Goods (0.1%)
Case New Holland, Inc., 7.875%, 12/1/17	20,000	23
CNH Capital LLC, 6.25%, 11/1/16 144A	20,000	21
JMC Steel Group, 8.25%, 3/15/18 144A	25,000	26
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	26,000	27
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	35,000	41
SPX Corp., 6.875%, 9/1/17	45,000	49

Total		187

Consumer Products/Retailing (0.5%)
AutoNation, Inc., 5.50%, 2/1/20	25,000	25
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	65,000	69
Hanesbrands, Inc., 6.375%, 12/15/20	110,000	113
J.C. Penney Corp., Inc., 7.95%, 4/1/17	80,000	89
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	20,000	20
Levi Strauss & Co., 7.625%, 5/15/20	65,000	69
Limited Brands, Inc., 5.625%, 2/15/22	130,000	131
Limited Brands, Inc., 8.50%, 6/15/19	15,000	18
Revlon Consumer Products Corp., 9.75%, 11/15/15	50,000	54
Rite Aid Corp., 7.50%, 3/1/17	31,000	32
Rite Aid Corp., 9.375%, 12/15/15	45,000	46
Rite Aid Corp., 10.25%, 10/15/19	20,000	23

Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Rite Aid Corp., 10.375%, 7/15/16	35,000	37
Sally Beauty Holdings, Inc., 6.875%, 11/15/19 144A	20,000	21
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	10,000	11
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18	20,000	23
SUPERVALU, Inc., 7.50%, 11/15/14	70,000	71
SUPERVALU, Inc., 8.00%, 5/1/16	125,000	131
Toys R US Property Co. I LLC, 10.75%, 7/15/17	30,000	33
Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	21
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	95,000	97

Total		1,134

Energy (1.6%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	40,000	41
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	80,000	80
ATP Oil & Gas Corp., 11.875%, 5/1/15	40,000	29
Atwood Oceanics, Inc., 6.50%, 2/1/20	15,000	16
Bill Barrett Corp., 7.00%, 10/15/22	50,000	48
Bill Barrett Corp., 7.625%, 10/1/19	105,000	107
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	120,000	126
Chaparral Energy, Inc., 8.25%, 9/1/21	40,000	43
Chaparral Energy, Inc., 8.875%, 2/1/17	15,000	16
Chesapeake Energy Corp., 6.125%, 2/15/21	75,000	74
Chesapeake Energy Corp., 6.875%, 11/15/20	55,000	57
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22 144A	30,000	30
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 144A	110,000	109
Cimarex Energy Co., 5.875%, 5/1/22	90,000	92
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	45
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	60,000	66
Comstock Resources, Inc., 7.75%, 4/1/19	80,000	74
Concho Resources, Inc., 5.50%, 10/1/22	45,000	44
Continental Resources, Inc., 5.00%, 9/15/22 144A	60,000	60
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	30,000	32
Denbury Resources, Inc., 8.25%, 2/15/20	20,000	22
El Paso Corp., 7.00%, 6/15/17	25,000	28
El Paso Corp., 7.25%, 6/1/18	70,000	78
El Paso Corp., 7.75%, 1/15/32	40,000	46
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	70,000	73
Energy Transfer Equity LP, 7.50%, 10/15/20	85,000	94
Exterran Holdings, Inc., 7.25%, 12/1/18	120,000	115
Forest Oil Corp., 7.25%, 6/15/19	95,000	93
Hercules Offshore, Inc., 7.125%, 4/1/17 144A	15,000	15
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	22
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	38
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20 144A	20,000	20
Key Energy Services, Inc., 6.75%, 3/1/21 144A	15,000	15
Key Energy Services, Inc., 6.75%, 3/1/21	85,000	87
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	64
Kodiak Oil & Gas Corp., 8.125%, 12/1/19 144A	40,000	42
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 144A	65,000	63

Asset Allocation Portfolio

Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19 144A	90,000	88
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	35,000	36
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	50,000	52
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	22
McJunkin Red Man Corp., 9.50%, 12/15/16	25,000	27
Newfield Exploration Co., 6.875%, 2/1/20	60,000	63
Newfield Exploration Co., 7.125%, 5/15/18	65,000	68
Oasis Petroleum, Inc., 6.50%, 11/1/21	75,000	75
Offshore Group Investments, Ltd., 11.50%, 8/1/15	40,000	44
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 144A	75,000	78
Oil States International, Inc., 6.50%, 6/1/19	25,000	26
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 144A	110,000	112
Plains Exploration & Production Co., 6.625%, 5/1/21	40,000	42
Plains Exploration & Production Co., 6.75%, 2/1/22	45,000	47
Plains Exploration & Production Co., 7.625%, 4/1/20	40,000	44
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	62
QEP Resources, Inc., 5.375%, 10/1/22	45,000	45
QEP Resources, Inc., 6.875%, 3/1/21	30,000	33
Range Resources Corp., 5.00%, 8/15/22	35,000	35
Range Resources Corp., 5.75%, 6/1/21	35,000	37
Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	50
Samson Investment Co., 9.75%, 2/15/20 144A	135,000	137
SandRidge Energy, Inc., 7.50%, 3/15/21	40,000	39
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	36
SandRidge Energy, Inc., 9.875%, 5/15/16	30,000	33
SESI LLC, 6.375%, 5/1/19	45,000	48
SM Energy Co., 6.50%, 11/15/21	60,000	64
SM Energy Co., 6.625%, 2/15/19	35,000	37
Swift Energy Co., 8.875%, 1/15/20	25,000	27
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22 144A	25,000	25
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	65,000	69
Venoco, Inc., 8.875%, 2/15/19	25,000	23
W&T Offshore, Inc., 8.50%, 6/15/19	40,000	42
WPX Energy, Inc., 5.25%, 1/15/17 144A	65,000	65
WPX Energy, Inc., 6.00%, 1/15/22 144A	45,000	45

Total		3,880

Financials (0.8%)
Air Lease Corp., 5.625%, 4/1/17 144A	110,000	110
Ally Financial, Inc., 5.50%, 2/15/17	60,000	60
Ally Financial, Inc., 7.50%, 9/15/20	90,000	97
Ally Financial, Inc., 8.00%, 3/15/20	45,000	50
Ally Financial, Inc., 8.00%, 11/1/31	25,000	27
American General Finance Corp., 5.40%, 12/1/15	55,000	46
AmSouth Bank, 5.20%, 4/1/15	40,000	41
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	36,160	38
CIT Group, Inc., 4.75%, 2/15/15 144A	65,000	66
CIT Group, Inc., 5.25%, 3/15/18	110,000	112
CIT Group, Inc., 5.50%, 2/15/19 144A	60,000	61
CIT Group, Inc., 7.00%, 5/2/16 144A	50,000	50
CIT Group, Inc., 7.00%, 5/2/17 144A	135,000	135
E*TRADE Financial Corp., 6.75%, 6/1/16	50,000	51
E*TRADE Financial Corp., 7.875%, 12/1/15	25,000	25

	Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Eksportfinans ASA, 2.00%, 9/15/15	250,000	222
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	55,000	57
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	26
	International Lease Finance Corp., 5.75%, 5/15/16	55,000	55
	International Lease Finance Corp., 6.25%, 5/15/19	80,000	79
	International Lease Finance Corp., 7.125%, 9/1/18 144A	40,000	44
	International Lease Finance Corp., 8.625%, 9/15/15	15,000	17
	International Lease Finance Corp., 8.75%, 3/15/17	75,000	83
	International Lease Finance Corp., 8.875%, 9/1/17	65,000	72
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	10
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	7
	NB Capital Trust IV, 8.25%, 4/15/27	25,000	26
	Regions Financial Corp., 7.75%, 11/10/14	65,000	71
	SLM Corp., 6.00%, 1/25/17	105,000	108
	SLM Corp., 7.25%, 1/25/22	55,000	57
	SLM Corp., 8.00%, 3/25/20	105,000	113
	SLM Corp., 8.45%, 6/15/18	25,000	28

	Total		2,044

	Foods (0.3%)
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	23,000	24
	Cott Beverages, Inc., 8.125%, 9/1/18	95,000	103
	Cott Beverages, Inc., 8.375%, 11/15/17	20,000	22
	Dean Foods Co., 7.00%, 6/1/16	95,000	98
	Dean Foods Co., 9.75%, 12/15/18	50,000	55
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	25,000	26
	Dole Food Co., Inc., 13.875%, 3/15/14	30,000	34
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	65,000	66
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	35,000	34
	Pilgrim’s Pride Corp., 7.875%, 12/15/18	70,000	70
	Smithfield Foods, Inc., 10.00%, 7/15/14	19,000	22
	TreeHouse Foods, Inc., 7.75%, 3/1/18	75,000	81

	Total		635

	Gaming/Leisure/Lodging (0.4%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	90,000	94
	AMC Entertainment, Inc., 9.75%, 12/1/20	30,000	28
	Caesar’s Entertainment Operating Co., Inc., 12.75%, 4/15/18	40,000	35
	Caesars Operating Escrow LLC/Caesars Escrow Corp., 8.50%, 2/15/20 144A	95,000	97
	Chester Downs & Marina LLC, 9.25%, 2/1/20 144A	60,000	63
	The Geo Group, Inc., 6.625%, 2/15/21	35,000	37
	Harrah’s Operating Co., 10.00%, 12/15/18	43,000	33
	Harrah’s Operating Co., 11.25%, 6/1/17	55,000	60
	Host Hotels & Resorts LP, 5.875%, 6/15/19	15,000	16
	MGM Resorts International, 7.625%, 1/15/17	70,000	72
	MGM Resorts International, 8.625%, 2/1/19 144A	85,000	91
	MGM Resorts International, 9.00%, 3/15/20	50,000	56
	MGM Resorts International, 11.125%, 11/15/17	55,000	62
	Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	45
	Regal Entertainment Group, 9.125%, 8/15/18	95,000	104
	Scientific Games International, Inc., 9.25%, 6/15/19	25,000	28
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	55,000	60
	Speedway Motorsports, Inc., 6.75%, 2/1/19	30,000	31
	Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	55

Asset Allocation Portfolio

	Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	38

	Total		1,105

	Health Care/Pharmaceuticals (0.9%)
	Alere, Inc., 8.625%, 10/1/18	25,000	26
	Apria Healthcare Group, Inc., 11.25%, 11/1/14	45,000	47
(c)	Biomet, Inc., 10.375%, 10/15/17	55,000	59
	Capella Healthcare, Inc., 9.25%, 7/1/17	50,000	51
	Centene Corp., 5.75%, 6/1/17	80,000	83
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19 144A	105,000	108
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	28,000	29
	Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	40,000	43
	Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	80,000	86
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	40,000	41
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	95,000	98
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	10,000	11
	HCA Holdings, Inc., 7.75%, 5/15/21	35,000	36
	HCA, Inc., 5.875%, 3/15/22	190,000	190
	HCA, Inc., 6.50%, 2/15/20	145,000	152
	HCA, Inc., 7.25%, 9/15/20	85,000	93
	HCA, Inc., 7.875%, 2/15/20	25,000	27
	HCA, Inc., 8.00%, 10/1/18	30,000	33
	HCA, Inc., 8.50%, 4/15/19	50,000	56
	HCA, Inc., 9.875%, 2/15/17	7,000	8
	Health Management Associates, Inc., 6.125%, 4/15/16	95,000	99
	Health Management Associates, Inc., 7.375%, 1/15/20 144A	25,000	26
	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	40,000	41
	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	40,000	42
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	60,000	63
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	20,000	22
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	15,000	17
	Patheon, Inc., 8.625%, 4/15/17 144A	40,000	34
	Service Corp. International, 7.00%, 5/15/19	30,000	32
	Service Corp. International, 8.00%, 11/15/21	15,000	17
	Tenet Healthcare Corp., 6.25%, 11/1/18 144A	105,000	108
	Tenet Healthcare Corp., 8.875%, 7/1/19	35,000	39
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	71
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	105,000	106
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	140,000	141
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19 144A	15,000	15
	Vanguard Health Systems, Inc., 0.00%, 2/1/16	1,000	1
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	50,000	52

	Total		2,203

	Media (1.0%)
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	15,000	15
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	47

	Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	42,818	49
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	10,000	10
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	55,000	58
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	55,000	59
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	90,000	98
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	20,000	22
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	115,000	123
	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20 144A	65,000	63
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	25,000	27
	CSC Holdings LLC, 6.75%, 11/15/21 144A	80,000	83
	CSC Holdings LLC, 8.625%, 2/15/19	75,000	86
	CSC Holdings, Inc., 7.875%, 2/15/18	77,000	86
(c)	Dex One Corp., 12.00%, 1/29/17	83,092	24
	DISH DBS Corp., 6.75%, 6/1/21	80,000	86
	DISH DBS Corp., 7.125%, 2/1/16	85,000	94
	DISH DBS Corp., 7.875%, 9/1/19	50,000	58
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	85,000	89
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	25,000	27
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	50,000	53
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	90,000	95
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	75,000	82
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	60,000	63
	Intelsat Luxembourg SA, 11.50%, 2/4/17 144A	90,000	93
	The McClatchy Co., 11.50%, 2/15/17	25,000	27
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	50,000	54
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	45,000	50
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	20,000	23
	QVC, Inc., 7.375%, 10/15/20 144A	30,000	33
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	60
	R. R. Donnelley & Sons Co., 7.25%, 5/15/18	15,000	15
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	40,000	43
	Univision Communications, Inc., 7.875%, 11/1/20 144A	95,000	100
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	95,000	97
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	55,000	58
	Videotron Ltee, 5.00%, 7/15/22 144A	80,000	79
	Virgin Media Finance PLC, 8.375%, 10/15/19	25,000	28
	WMG Acquisition Corp., 11.50%, 10/1/18 144A	50,000	54
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	20,000	22

	Total		2,333

	Other Holdings (0.0%)
(n)	General Motors Co. Escrow, 7.20%, 1/15/13	30,000	0
(n)	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	6

	Total		6

	Real Estate (0.0%)
	Colonial Realty LP, 6.05%, 9/1/16	20,000	22
	DuPont Fabros Technology LP, 8.50%, 12/15/17	85,000	93

	Total		115

Asset Allocation Portfolio

	Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

	Services (0.1%)
(c)	ARAMARK Holdings Corp., 8.625%, 5/1/16 144A	15,000	15
	Mobile Mini, Inc., 7.875%, 12/1/20	65,000	69
	Production Resource Group, Inc., 8.875%, 5/1/19 144A	20,000	17
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	47
	UR Financing Escrow Corp., 5.75%, 7/15/18 144A	15,000	15
	UR Financing Escrow Corp., 7.375%, 5/15/20 144A	20,000	21
	UR Financing Escrow Corp., 7.625%, 4/15/22 144A	20,000	21

	Total		205

	Technology (0.4%)
	Alliance Data Systems Corp., 6.375%, 4/1/20 144A	65,000	66
	Amkor Technology, Inc., 6.625%, 6/1/21	110,000	114
	Equinix, Inc., 7.00%, 7/15/21	60,000	66
	Equinix, Inc., 8.125%, 3/1/18	35,000	39
	Fidelity National Information Services, Inc., 5.00%, 3/15/22 144A	65,000	64
	First Data Corp., 7.375%, 6/15/19 144A	105,000	107
	First Data Corp., 8.25%, 1/15/21 144A	25,000	25
	First Data Corp., 9.875%, 9/24/15	40,000	40
(c)	First Data Corp., 10.55%, 9/24/15	88,382	90
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	33
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	71,000	79
	Iron Mountain, Inc., 7.75%, 10/1/19	65,000	71
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	35,000	28
	Seagate HDD Cayman, 7.75%, 12/15/18	45,000	49
	SunGard Data Systems, Inc., 7.375%, 11/15/18	55,000	58
	SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	69
	Travelport LLC, 9.875%, 9/1/14	40,000	25
	West Corp., 8.625%, 10/1/18	45,000	49
	West Corp., 11.00%, 10/15/16	30,000	32

	Total		1,104

	Telecommunications (0.8%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	110,000	112
	Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	27
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	20,000	20
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/17 144A	35,000	31
	Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	45,000	49
	Cricket Communications, Inc., 7.75%, 10/15/20	115,000	113
	Cricket Communications, Inc., 10.00%, 7/15/15	20,000	21
	Frontier Communications Corp., 8.125%, 10/1/18	80,000	85
	Frontier Communications Corp., 8.25%, 4/15/17	70,000	75
	Frontier Communications Corp., 8.50%, 4/15/20	55,000	58
	Frontier Communications Corp., 8.75%, 4/15/22	30,000	32
	Frontier Communications Corp., 9.00%, 8/15/31	30,000	29
	GCI, Inc., 8.625%, 11/15/19	100,000	109
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	30
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	100,000	105
	NII Capital Corp., 7.625%, 4/1/21	75,000	73
	NII Capital Corp., 8.875%, 12/15/19	105,000	110
	PAETEC Holding Corp., 8.875%, 6/30/17	30,000	33
	SBA Telecommunications, Inc., 8.00%, 8/15/16	20,000	22
	SBA Telecommunications, Inc., 8.25%, 8/15/19	35,000	39

	Below Investment Grade Segment (8.9%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Sprint Capital Corp., 6.90%, 5/1/19	50,000	43
	Sprint Nextel Corp., 6.00%, 12/1/16	100,000	89
	Sprint Nextel Corp., 7.00%, 3/1/20 144A	35,000	36
	Sprint Nextel Corp., 8.375%, 8/15/17	85,000	82
	Sprint Nextel Corp., 9.00%, 11/15/18 144A	105,000	115
	Sprint Nextel Corp., 9.125%, 3/1/17 144A	35,000	35
	Sprint Nextel Corp., 11.50%, 11/15/21 144A	50,000	54
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	84,094	74
	Windstream Corp., 7.00%, 3/15/19	95,000	97
	Windstream Corp., 7.75%, 10/15/20	135,000	144
	Windstream Corp., 7.875%, 11/1/17	50,000	55

	Total		1,997

	Transportation (0.1%)
	Aircastle, Ltd., 6.75%, 4/15/17 144A	50,000	50
	Aircastle, Ltd., 7.625%, 4/15/20 144A	15,000	15
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	45
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	35,000	39

	Total		149

	Utilities (0.4%)
	The AES Corp., 7.375%, 7/1/21 144A	60,000	66
	The AES Corp., 7.75%, 10/15/15	10,000	11
	The AES Corp., 8.00%, 10/15/17	85,000	96
	The AES Corp., 8.00%, 6/1/20	85,000	98
	Calpine Corp., 7.50%, 2/15/21 144A	65,000	69
	Calpine Corp., 7.875%, 7/31/20 144A	100,000	109
	Dolphin Subsidiary II, Inc., 6.50%, 10/15/16 144A	65,000	70
	Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 144A	20,000	22
(d)	Dynegy Holdings, Inc., 7.75%, 6/1/19	30,000	20
	Elwood Energy LLC, 8.159%, 7/5/26	56,185	57
	IPALCO Enterprises, Inc., 5.00%, 5/1/18	60,000	60
	Mirant Americas Generation LLC, 8.50%, 10/1/21	25,000	22
	NRG Energy, Inc., 7.375%, 1/15/17	36,000	38
	NRG Energy, Inc., 7.625%, 1/15/18	110,000	110
	NRG Energy, Inc., 7.625%, 5/15/19	55,000	53
	NRG Energy, Inc., 8.25%, 9/1/20	5,000	5
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	81
	NV Energy, Inc., 6.25%, 11/15/20	25,000	27

	Total		1,014

	Total Below Investment Grade Segment (Cost: $21,179)		21,710

	Short-Term Investments (16.6%)

	Beverage/Bottling (2.1%)
	Pepsico, Inc., 0.07%, 4/20/12	5,000,000	5,000

	Total		5,000

	Commercial Banks Non-US (2.4%)
	Bank of Nova Scotia, 0.782%, 10/5/12	800,000	800
	Barclays US Funding LLC, 0.12%, 4/9/12	5,000,000	5,000

	Total		5,800

Asset Allocation Portfolio

	Short-Term Investments (16.6%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks US (1.2%)
	BP Capital Markets PLC, 0.669%, 2/8/13	900,000	900
(b)	The Goldman Sachs Group, Inc., 0.65%, 5/25/12	2,000,000	1,998

	Total		2,898

	Federal Government & Agencies (2.5%)
(k)	Federal Home Loan Bank, 0.07%, 4/11/12	300,000	300
	Federal Home Loan Bank, 0.075%, 5/30/12	4,000,000	4,000
	Federal Home Loan Bank, 0.10%, 5/2/12	1,700,000	1,700

	Total		6,000

	Finance Services (3.3%)
	Alpine Securitization Corp., 0.18%, 4/24/12	4,000,000	4,000
	Govco LLC, 0.33%, 5/11/12	4,000,000	3,998

	Total		7,998

	Miscellaneous Business Credit Institutions (1.2%)
	General Electric Capital, 0.12%, 4/30/12	3,000,000	3,000

	Total		3,000

	Oil and Gas (1.6%)
	Devon Energy Corp., 0.29%, 4/9/12	4,000,000	4,000

	Total		4,000

	Restaurants (0.7%)
	Darden Restaurants, Inc., 0.27%, 4/2/12	1,600,000	1,600

	Total		1,600

	Short Term Business Credit (1.6%)
	Sheffield Receivables Corp., 0.17%, 5/11/12	4,000,000	3,999

	Total		3,999

	Total Short-Term Investments (Cost: $40,296)		40,295

	Total Investments (100.6%) (Cost: $220,131)(a)		244,731

	Other Assets, Less Liabilities (-0.6%)		(1,555)

	Net Assets (100.0%)		243,176

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012 the value of these securities (in thousands) was $10,760 representing 4.5% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2012 the aggregate cost of securities for federal tax purposes (in thousands) was $220,131 and the net unrealized appreciation of investments based on that cost was $24,600 which is comprised of $26,373 aggregate gross unrealized appreciation and $1,773 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2012, $2,016)	29	6/12	$17
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2012, $788)	6	6/12	11

(c)	PIK—Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

—    Mexican Cetes – Mexican Pesos

-      Morgan Stanley – Brazilan Real

(h)	Forward foreign currency contracts outstanding on March 31, 2012.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	362	5/12	$—	$(1)	$(1)
Sell	Barclays Bank PLC	EUR	2,450	5/12	—	(50)	(50)

					$—	$(51)	$(51)

BRL — Brazilian Real

EUR — Euro

(j)	Swap agreements outstanding on March 31, 2012.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Goldman Sachs International	3-Month USD LIBOR - 24 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/12	27,334	$(19)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase London	3-Month USD LIBOR - 25 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	7/12	181	—	(m)

Asset Allocation Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell Midcap Growth Index	Credit Suisse International	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 12 Bps	5/12	11,941	$(394)
Russell Midcap Value Index	Credit Suisse International	3-Month USD LIBOR	Russell Midcap Value Index Total Return	5/12	11,880	391

						$(22)

(k)	Securities with an aggregate value of $300 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2012.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

      Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

      Level 2 - fair value is determined by other significant observable inputs

      Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2012.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$108,577	$—	$—
Investment Companies	16,492	—	—
Preferred Stocks	—	215	—
US Government & Agency Bonds	—	18,854	—
Foreign Bonds	—	308	—
Municipal Bonds	—	1,214	—
Corporate Bonds	—	34,041	6
Structured Products	—	24,729	—
Short-Term Investments	—	40,295	—
Other Financial Instruments^
Futures	28	—	—
Total Return Swaps	—	391	—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(51)	—
Total Return Swaps	—	(413)	—
Total	$125,097	$119,583	$6

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ R. David Ells
R. David Ells, President

Date: May 9, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. David Ells
R. David Ells, President

Date: May 9, 2012

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: May 9, 2012